As filed with the Securities and Exchange Commission on April 30, 1997.

                                                       File No. 33-60841
                                                       File No. 811-07315



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /
                                                                       ----
                         Pre-Effective Amendment No.___                /   /
                                                                       ----
                         Post-Effective Amendment No. 2                / X /
                                                                       ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / X /
                                                                       ----
                                 Amendment No. 4                       / X /
                                                                       ----
                         TOMORROW FUNDS RETIREMENT TRUST
               (Exact name of Registrant as Specified in Charter)

                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
               (Address of Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332

                    JAY C. NADEL, WEISS, PECK & GREER, L.L.C.
                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Ernest V. Klein, Esq.
                                Hale and Dorr LLP
                                 60 State Street
                                Boston, MA 02109


             It is proposed that this filing will become effective:

    X    immediately upon filing pursuant to paragraph (b) of Rule 485
   ___   on ___________  pursuant  to  paragraph  (b) of Rule 485
   ___   60 days after filing  pursuant to paragraph (a)(1) of Rule 485
   ___   on  ___________ pursuant  to  paragraph (a)(1) of Rule 485
   ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485
   ___   on ___________ pursuant to paragraph (a)(2) of Rule 485
                            -------------------------

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on or about February 28, 1997.

                             ADVISER CLASS SHARES OF

                         TOMORROW FUNDS RETIREMENT TRUST
                       Tomorrow Long-Term Retirement Fund
                      Tomorrow Medium-Term Retirement Fund
                       Tomorrow Short-Term Retirement Fund
                          Tomorrow Post-Retirement Fund
                            Core Large-Cap Stock Fund
                            Core Small-Cap Stock Fund

             Cross-Reference Sheet Showing Location in Prospectuses
                   and Statements of Additional Information of
             Information Required by Items of the Registration Form


N-1A Item No. and Caption                      Location:
-------------------------                      --------
Part A                                         Prospectus
------                                         ----------

1.  Cover Page................................ Cover Page

2.  Synopsis.................................. Expense Information

3.  Condensed Financial Information........... Financial Highlights

4.  General Description of Registrant......... Investment Objectives and
                                               Policies; Risk Considerations and
                                               Other Practices and Policies;
                                               Management of the Tomorrow
                                               Funds; How Each Tomorrow
                                               Fund's Share Price is Determined;
                                               How to Buy Shares; How to Sell
                                               Shares; How to Exchange Shares;
                                               The Trust

5.  Management of the Fund.................... Management of the Tomorrow
                                               Funds; Additional Information

6.  Capital Stock and Other Securities........ Investment Objectives and
                                               Policies; How Each Tomorrow
                                               Fund's Share Price is Determined;
                                               How to Buy Shares; How to Sell
                                               Shares; How to Exchange Shares;
                                               The Trust

7.  Purchase of Securities Being
      Offered................................. How Each Tomorrow Fund's
                                               Share Price is Determined; How to
                                               Sell Shares; How to Exchange
                                               Shares; The Trust; Distribution
                                               Plans

8.  Redemption or Repurchase.................. How Each Tomorrow Fund's
                                               Share Price is Determined; How to
                                               Buy Shares; How to Sell Shares;
                                               How to Exchange Shares; The
                                               Trust

9.  Pending Legal Proceedings................. Not Applicable



                                               Statement of
Part B                                         Additional Information

10. Cover Page................................ Cover Page

11. Table of Contents......................... Table of Contents

12. General Information
      and History............................. Organization

13. Investment Objectives and
      Policies...............................  The Funds' Investment Objectives
                                               and Policies; Investment
                                               Techniques; Investment
                                               Restrictions

14. Management of the Fund...................  Advisory and Administrative
                                               Services; Trustees and Officers;
                                               Custodian; Transfer Agent;
                                               Independent Auditors

15. Control Persons and Principal
       Holders of Securities.................. Trustees and Officers

16. Investment Advisory and Other
     Services................................. Advisory and Administrative
                                               Services; Distribution Plans;
                                               Investor Services

17. Brokerage Allocation and
      Other Practices......................... Portfolio Brokerage; Portfolio
                                               Turnover

18. Capital Stock and Other
      Securities.............................. Organization

19. Purchase, Redemption and
      Pricing of Securities
      Being Offered........................... How to Purchase Shares: Investor
                                               Services; Redemption of Shares;
                                               Net Asset Value; Calculation of
                                               the Funds' Returns

20. Tax Status................................ Dividends, Distributions and Tax
                                               Status

21. Underwriters.............................. Advisory and Administrative
                                               Services

22. Calculation of Performance Data........... Calculation of the Funds' Return

23. Financial Statements...................... Independent Auditors and
                                               Financial Statements

                          INSTITUTIONAL CLASS SHARES OF

                         TOMORROW FUNDS RETIREMENT TRUST
                       Tomorrow Long-Term Retirement Fund
                      Tomorrow Medium-Term Retirement Fund
                       Tomorrow Short-Term Retirement Fund
                          Tomorrow Post-Retirement Fund
                            Core Large-Cap Stock Fund
                            Core Small-Cap Stock Fund

             Cross-Reference Sheet Showing Location in Prospectuses
                   and Statements of Additional Information of
             Information Required by Items of the Registration Form


N-1A Item No. and Caption                            Location:
-------------------------                            --------
Part A                                               Prospectus
                                                     ----------

1.  Cover Page...................................... Cover Page

2.  Synopsis........................................ Expense Information

3.  Condensed Financial Information................. Financial Highlights

4.  General Description of Registrant..............  Investment Objectives and
                                                     Policies; Risk
                                                     Considerations and
                                                     Other Practices and
                                                     Policies; Management of the
                                                     Tomorrow Funds; How Each
                                                     Tomorrow Fund's Share Price
                                                     is Determined; How to Buy
                                                     Shares; How to Sell Shares;
                                                     How to Exchange Shares;
                                                     The Trust

5.  Management of the Fund......................... Management of the Tomorrow
                                                    Funds; Additional
                                                    Information

6.  Capital Stock and Other Securities............. Investment Objectives and
                                                    Policies; How Each Tomorrow
                                                    Fund's Share Price is
                                                    Determined; How to Buy
                                                    Shares; How to Sell

                                                  Shares; How to Exchange
                                                  Shares;  The Trust

7.  Purchase of Securities Being
      Offered.................................... How Each Tomorrow Fund's
                                                  Share Price is Determined; How
                                                  to Sell Shares; How to
                                                  Exchange Shares; The Trust;
                                                  Service Plans

8.  Redemption or Repurchase......................How Each Tomorrow Fund's
                                                  Share Price is Determined; How
                                                  to Buy Shares; How to Sell
                                                  Shares; How to Exchange
                                                  Shares; The Trust

9.  Pending Legal Proceedings.................... Not Applicable



                                                  Statement of
Part B                                            Additional Information
------                                            ----------------------

10. Cover Page................................... Cover Page

11. Table of Contents...........................  Table of Contents

12. General Information
      and History...............................  Organization

13. Investment Objectives and
     Policies...................................  The Funds' Investment
                                                  Objectives and Policies;
                                                  Investment Techniques;
                                                  Investment Restrictions

14. Management of the Fund......................  Advisory and Administrative
                                                  Services; Trustees and
                                                  Officers; Custodian; Transfer
                                                  Agent; Independent Auditors

15. Control Persons and Principal
      Holders of Securities.....................  Trustees and Officers

16. Investment Advisory and Other
     Services..................................... Advisory and Administrative
                                                   Services; Service Plans;
                                                   Investor Services

17. Brokerage Allocation and
      Other Practices............................. Portfolio Brokerage;
                                                   Portfolio Turnover

18. Capital Stock and Other
      Securities.................................. Organization

19. Purchase, Redemption and
      Pricing of Securities
      Being Offered............................... How to Purchase Shares:
                                                   Investor Services; Redemption
                                                   of Shares; Net Asset Value;
                                                   Calculation of the Funds'
                                                   Returns

20. Tax Status.................................... Dividends, Distributions and
                                                   Tax Status

21. Underwriters.................................. Advisory and Administrative
                                                   Services

22. Calculation of Performance Data............... Calculation of the Funds'
                                                   Return

23. Financial Statements.......................... Independent Auditors and
                                                   Financial Statements

                         TOMORROW FUNDS RETIREMENT TRUST
                               One New York Plaza
                            New York, New York 10004

 TOMORROW LONG-TERM RETIREMENT FUND ("Long-Term Fund")
          Seeks to satisfy the retirement goals of investors who are currently between 22 and 35 years of age and with an average remaining life expectancy of 50 years or more.
 TOMORROW MEDIUM-TERM RETIREMENT FUND ("Medium-Term Fund")
         Seeks to satisfy the retirement goals of investors who are currently between 36 and 50 years of age and with an average remaining life expectancy in the range of 35-50 years.
 TOMORROW SHORT-TERM RETIREMENT FUND ("Short-Term Fund")
         Seeks to satisfy the retirement goals of investors who are currently between 51 and 65 years of age and with an average remaining life expectancy in the range of 20-30 years.
TOMORROW POST-RETIREMENT FUND ("Post-Retirement Fund") *
         Seeks to satisfy the goals of investors who seek to maximize total return, with an emphasis on current income, consistent with capital preservation.

PROSPECTUS -- Adviser Class and Institutional Class Shares
May 1, 1997

         This Prospectus describes Adviser Class and Institutional Class shares of four mutual funds - the Long-Term Fund, Medium-Term Fund, Short-Term Fund and Post-Retirement Fund (together, the "Tomorrow Funds"). Institutional Class shares of the Tomorrow Funds are designed to provide investment vehicles for variable annuity and variable life insurance contracts ("Variable Contracts") of various insurance companies. Adviser Class shares, as well as Institutional Class shares of the Tomorrow Funds, may be purchased by "qualified" pension or retirement plans, including trustees of such plans for certain individuals funding their individual retirement accounts or other qualified plans. Each Tomorrow Fund, a series of Tomorrow Funds Retirement Trust (the "Trust"), is a diversified asset allocation mutual fund advised by Weiss, Peck & Greer, L.L.C. (the "Adviser" or "WPG").

         Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how the Tomorrow Funds invest and the services available to shareholders. If applicable, this Prospectus should be read in conjunction with the separate account prospectus of the specific insurance product which accompanies this Prospectus. To learn more about the Tomorrow Funds, you can obtain a copy of the Statement of Additional Information (the "SAI"), also dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. A free copy of the SAI is available upon request by calling Weiss, Peck & Greer, L.L.C. at 1-800- 223-3332 (toll free). Shares of a Tomorrow Fund may not be available for sale in your state due to various insurance or other regulations. Please check with your insurance company or qualified plan fiduciary for Tomorrow Funds that are available in your state. Inclusion of a Tomorrow Fund in this Prospectus which is not available in your state is not to be considered a solicitation. Shareholder inquiries regarding the Tomorrow Funds may be made in writing to the Trust at the address set forth above.

* As of the date of this Prospectus, the Post-Retirement Fund is not available for purchase. Contact WPG for the latest information.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Tomorrow Funds seek to provide investors of all ages who participate in qualified retirement plans or who are holders of Variable Contracts with an asset allocation strategy designed to address their retirement funding needs. Each Tomorrow Fund invests its assets, in varying amounts, in equity and fixed-income securities of all types. The Long-Term, Medium-Term and Short-Term Funds seek to maximize total return while also increasingly emphasizing current income and capital preservation as the average age of the target class of investors in that particular Tomorrow Fund increases. As the average age of the target class of investors in a Tomorrow Fund increases over time, the particular Tomorrow Fund adjusts the mix of its assets invested in equity and fixed-income securities to reflect a level of risk that the Adviser considers appropriate for investors in that target age class, in general, given their investment time horizon. The Post-Retirement Fund seeks to provide investors with an asset allocation strategy designed to maximize total return, with an emphasis on current income, consistent with capital preservation.

         You are encouraged to select a particular Tomorrow Fund based on your current age and the length of the period during which you expect to maintain your investment. You may select more than one Tomorrow Fund in order to achieve a personalized investment program.

         Because the investment portfolio of each Tomorrow Fund will change over time to reflect the investment needs of a target class of investors with an increasing average age, it will normally not be necessary for you to change your Tomorrow Fund selection as you grow older. Just as your age increases over time, the average age of the target class of investors of each of the Long-Term, Medium- Term and Short-Term Funds will increase over time. However, if your investment needs change other than by reason of the passage of time, you should consider whether your particular Tomorrow Fund remains an appropriate selection.





                                TABLE OF CONTENTS
                                                             Page
                                                             ----

Expense Information..........................................   3
Financial Highlights.........................................   7
Investment Objectives and Policies...........................   8
Eligible Investors...........................................  13
Insurance Company Separate Accounts..........................  13
Qualified Plans..............................................  14
   Alternative Purchase Arrangements.........................  14
   How to Buy Shares.........................................  14
   How to Sell Shares........................................  17
   How to Exchange Shares....................................  19
How Each Tomorrow Fund's Share Price is Determined...........  20
Management of the Tomorrow Funds.............................  21
Distribution Plans...........................................  22
Service Plans................................................  22
Dividends and Taxes..........................................  23
Portfolio Brokerage..........................................  24
The Trust....................................................  24
Investment Performance.......................................  26
Risk Considerations and Other Investment Practices
   and Policies..............................................  27
Additional Information.......................................  34

                               EXPENSE INFORMATION

         Operating a mutual fund, such as each Tomorrow Fund, involves a variety of expenses for portfolio management, shareholder statements, tax reporting and other services. These costs are paid from a fund's assets and their effect is factored into any quoted share price or performance information.


SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of either class of a Tomorrow Fund.

                                                             Adviser and Institutional Class Shares
                                                                                                   Post-
                                                        Long-Term   Medium-Term   Short-Term      Retire-
                                                          Fund         Fund          Fund        ment Fund +
                                                          ----         ----          ----        ---------

Maximum Sales Load Imposed on Purchases                   None         None          None          None

Maximum Sales Load Imposed on
   Reinvested Dividends                                   None         None          None          None

Deferred Sales Load                                       None         None          None          None

Redemption Fees                                           None         None          None          None

Exchange Fees                                             None         None          None          None



         ANNUAL FUND OPERATING EXPENSES are paid out of the Tomorrow Funds' assets. Each Tomorrow Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts. The following expenses, expressed as a percentage of average net assets, are based on expenses incurred during the fiscal year ended December 31, 1996.

                                                                Institutional Class Shares
                                                                                                   Post-
                                                        Long-Term   Medium-Term   Short-Term      Retire-
                                                          Fund         Fund          Fund        ment Fund +
                                                          ----         ----          ----        ---------

Management Fee (after voluntary waiver)                   0.00%*       0.00%*        0.00%*        0.00%*
12b-1 Fee                                                 0.00%        0.00%         0.00%         0.00%
Other Expenses (after expense limitation)1                1.50%*       1.50%*        1.50%*        1.40%*
                                                        --------     --------      --------       -------
Total Fund Operating Expenses
   (after expense limitation)                            1.50%*       1.50%*        1.50%*        1.40%*
                                                         ======       ======        ======        ======





                                                             Adviser Class Shares
                                                                                                           Post-
                                                                                                          Retire-
                                                  Long-Term         Medium-Term         Short-Term         ment
                                                    Fund               Fund               Fund             Fund+
                                                    ----               ----               ----             ----

Management Fee (after voluntary waiver)             0.00%*             0.00%*             0.00%*          0.00%*
12b-1 Fee2                                          0.50%              0.50%               0.50%           0.50%
Other Expenses (after expense limitation)           1.25%*             1.25%*             1.25%*          1.15%*
                                                    ------             ------             ------          ------
Total Fund Operating Expenses                       1.75%*             1.75%*             1.75%*          1.65%*
  (after expense limitation)                        ======             ======             ======          ======


Example: Hypothetically assume that each Tomorrow Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, you would have paid the following expenses if you closed your account after the number or years indicated:


                                                    After              After             After           After
                                                    1 Year             3 Years           5 Years         10 Years
                                                    ------             -------            -------        --------
Long-Term Fund
     Institutional Class                            $18                $56                $82             $180
     Adviser Class                                  $15                $48                $96             $208
Medium-Term Fund
     Institutional Class                            $18                $56                $82             $180
     Adviser Class                                  $15                $48                $96             $208
Short-Term Fund
     Institutional Class                            $18                $56                $82             $180
     Adviser Class                                  $15                $48                $96             $208
Post-Retirement Fund+
     Institutional Class                            $17                $52                N/A             N/A
     Adviser Class                                  $14                $45                N/A             N/A



                                       -4-




     The   purpose  of  the  above  table  and  Example  is  to  assist  you  in understanding  the  various  costs and  expenses of the  Tomorrow  Funds that an investor will bear directly or indirectly. See page 22. The figures shown in the table under the caption  "Other  Expenses" and in the  hypothetical  example are based on the Tomorrow  Funds'  expenses  for the fiscal year ended  December 31,
1996. The expenses set forth above do not reflect  charges and expenses that may be applicable to a holder of a Variable  Contract or  participant in a qualified plan.  Please  refer to your  separate  account  prospectus  or  qualified  plan documents, as the case may be.

 ---------------

     + As of the date of this Prospectus, the Post-Retirement Fund is not available for purchase. Contact WPG for the latest information.

     1 Other expenses of Institutional Class shares include service fees payable under a non-Rule 12b-1 service plan for the benefit of qualified pension or retirement plans. See "Service Plans" on page 22.

     2   Rule 12b-1 Fees consist of a 0.25% distribution fee and a 0.25%
service fee. See "Distribution Plans" on page 22.

     * The Adviser has voluntarily agreed to limit temporarily the operating expenses (excluding Rule 12b-1 fees applicable to Adviser Class shares, service fees applicable to Institutional Class shares, any other class-specific expenses, litigation, indemnification and other extraordinary expenses) of the Long-Term, Medium-Term and Short-Term Funds to 1.25% of their respective average daily net assets and such operating expenses of the Post-Retirement Fund to 1.15% of its average daily net assets. Each Tomorrow Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for that Tomorrow Fund are less than the expense limitations set forth above for any such year. See page 22.



     In addition, for the fiscal year ended December 31, 1996, in the absence of the expense limitation, Management Fees, Other Expenses and Total Fund Operating Expenses (expressed as a percentage of average daily net assets) of the Tomorrow Funds would have been as set forth below. Management Fees, Other Expenses and Total Fund Operating Expenses of the Post-Retirement Fund are estimates.

                                 Management      Other            Total Fund
                                   Fees         Expenses       Operating Expenses
                                 ----------     --------       ------------------

Long-Term Fund
   Institutional Class              0.75%         39.74%              40.49%
   Adviser Class                    0.75%         44.61%              45.36%
Medium-Term Fund
   Institutional Class              0.75%         20.11%              20.86%
    Adviser Class                   0.75%         15.13%              15.88%
Short-Term Fund
   Institutional Class              0.75%         18.35%              19.10%
   Adviser Class                    0.75%         14.93%              15.68%
Post-Retirement Fund
   Institutional Class              0.65%          4.60%              5.25%
   Adviser Class                    0.65%          4.35%              5.50%

The Tomorrow Funds' imposition of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the

Conduct Rules of the National Association of Securities Dealers, Inc.

THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     The following tables represent a condensed financial history for each Tomorrow Fund since inception. The condensed financial information for each Fund, which is set forth in the tables, has been derived from the financial statements of each Fund, which financial statements have been audited by the Funds' independent auditors, KPMG Peat Marwick, LLP, independent certified public accountants, whose unqualified reports thereon are incorporated by reference into each Fund's Statement of Additional Information. The tables express the information for each Tomorrow Fund in terms of a single share for the Tomorrow Fund outstanding throughout the period. The Tomorrow Funds' Annual Report includes more information about the Tomorrow Funds' performance and is available free of charge by writing to the Trust at the address shown on the cover of this Prospectus.





                                  $ per share





                                     Net                     Net        Total     Dividends    Distri-                   Net
                                    Asset                  Realized     Income       From      butions                  Asset
                                   Value at      Net         and        From         Net         from       Total      Value at
                                  Beginning   Investment  Unrealized Investment   Investment   Capital     Distri-     End of
                                  of Period     Income      Gains    Operations     Income      Gains      butions      Period
Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          6.50        0.04        0.55        0.59       (0.06)      (0.05)      (0.11)       6.98

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          6.51        0.04        0.55        0.59        0.00       (0.05)      (0.05)       7.05

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          7.50        0.04        0.63        0.67       (0.03)      (0.07)      (0.10)       8.07

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          7.53        0.10        0.55        0.65       (0.25)      (0.07)      (0.32)       7.86

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          8.50        0.06        0.72        0.78       (0.06)      (0.06)      (0.12)       9.16

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996          8.51        0.00        0.70        0.70        0.00        0.00        0.00        9.21





                                                                  ratios

                                                                                                           assuming no fee waivers,
                                                                                                              reimbursements or
                                                                        Ratio of                                custody fee
                                                            Ratio of      Net                              earnings credit receive
                                                            Expenses    Income to                          Ratio of     Ratio of
                                                   Net      To Average   Average    Portfolio   Average    Expenses     Net Income
                                        Total    Assets        Net        Net       Turnover  Commissions  To Average   To Average
                                       Return++  (000's)     Assets+     Assets+      Rate     Per Share   Net Assets+  Net Assets+
                                                                                                             Ratio information
                                                                                                           assuming no fee waivers,


Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              9.08%      978        1.75%       1.63%      25.09%      0.035       45.36%     -41.98%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              9.03%      282        1.50%       1.97%      25.09%      0.035       40.49%     -37.02%

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.89%    3,416        1.75%       1.73%      22.56%      0.035       15.88%     -12.40%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              8.54%      265        1.50%       1.96%      22.56%      0.035       20.86%     -17.40%

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.54%    4,459        1.75%       2.08%      14.16%      0.035       15.68%     -11.85%

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996              8.23%      304        1.50%       2.31%      14.16%      0.035       19.10%     -15.29%





+  Annualized.
++ Not annualized.
*  Commencement of operations.

                       INVESTMENT OBJECTIVES AND POLICIES

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE TOMORROW FUNDS?

   The Tomorrow Funds seek to provide investors of all ages who participate in qualified retirement plans with an asset allocation strategy designed to address their retirement funding needs. Each Tomorrow Fund other than the Post-Retirement Fund seeks to maximize total return while also increasingly emphasizing current income and capital preservation as the average age of the target class of investors in that particular Tomorrow Fund increases. The Post-Retirement Fund seeks to provide investors with an asset allocation strategy designed to maximize total return, with an emphasis on current income, consistent with capital preservation.

LONG-TERM
FUND seeks to satisfy the retirement goals of investors who are currently between 22 and 35 years of age and with an average remaining life expectancy of 50 years or more.

MEDIUM-TERM
FUND seeks to satisfy the retirement goals of investors who are currently between 36 and 50 years of age and with an average remaining life expectancy in the range of 35-50 years.

SHORT-TERM
FUND seeks to satisfy the retirement goals of investors who are currently between 51 and 65 years of age and with an average remaining life expectancy in the range of 20-30 years.

POST-RETIREMENT
FUND seeks to satisfy the goals of investors who seek to maximize total return, with an emphasis on current income, consistent with capital preservation.

      Each Tomorrow Fund invests its assets, in varying amounts, in equity and fixed-income securities of all types (the "Categories"). The amount of assets allocated to equity securities is currently invested, in varying amounts, among large capitalization stocks, medium capitalization stocks, small capitalization stocks and, indirectly through other investment companies, foreign securities (the "Subcategories"). From time to time, the Adviser may select Subcategories for the fixed-income Category. Further Subcategories may be selected in addition to or as a substitute for any of the current Subcategories.

      As the average age of the target class of investors in a Tomorrow Fund increases over time, the particular Tomorrow Fund adjusts the mix of its assets allocated between equity and fixed-income securities, and allocated, directly or indirectly, among large and small capitalization stocks and foreign securities, to reflect a level of risk that the Adviser considers appropriate for investors in that target age class, in general, given their investment time horizon. The Post-Retirement Fund maintains a stable mix of its assets invested (within defined ranges) in equity and fixed-income securities based on the current outlook for such securities.

      Typically, the longer the average life expectancy of the target class of investors in a Tomorrow Fund, the greater the allocation of assets of that Tomorrow Fund to securities with higher growth potential and, correspondingly, more risk, such as small capitalization stocks. Conversely, the shorter the average life expectancy of the target class of investors in a Tomorrow Fund, the greater the emphasis on current income and capital preservation of assets and, therefore, the greater the allocation of assets of that Tomorrow Fund to fixed-income securities. Each Tomorrow Fund will be managed more conservatively as the average age of its target class of investors increases. For example, assuming that current market conditions remain the same, at a point fifteen years from now, the strategic asset composition of the Long-Term Fund could be expected to look like the current strategic asset composition of the Medium-Term Fund. On the date of this Prospectus, the anticipated strategic asset allocation mix within the Tomorrow Funds' portfolios would be approximately as follows:



                           [ PIE CHARTS APPEAR HERE ]

These charts visually depict the composition of each Fund as follows:

LONG-TERM FUND
Large Capitalization....... 60.0%
Fixed Income............... 20.0%
Small Capitalization....... 10.0%
Foreign.................... 10.0%

MEDIUM-TERM FUND
Large Capitalization....... 50.0%
Fixed Income............... 40.0%
Small Capitalization.......  5.0%
Foreign....................  5.0%

SHORT-TERM FUND
Fixed Income............... 65.0%
Large Capitalization....... 35.0%

POST-RETIREMENT FUND
Fixed Income............... 70.0%
Large Capitalization....... 30.0%



-------------

* The Long-Term Fund and the Medium-Term Fund will currently invest their assets allocated to foreign securities in shares of other open-end and/or closed-end investment companies that will invest primarily in equity securities of foreign issuers. See "Foreign Securities" on page 12.


      The strategic asset allocation mix represents the way that the Tomorrow Funds' investments will generally be allocated in the near-term. A Tomorrow
Fund's actual asset allocation mix between equity and fixed-income securities and among large and small capitalization stocks and foreign securities, as applicable, are expected to vary based on the Adviser's evaluation of anticipated relative returns and risks between and among such securities in the near-term future. The Adviser will review strategic asset allocations at least semiannually and will adjust the asset allocations, if necessary, at that time. Additionally, the strategic asset allocation mix of each Tomorrow Fund (other than the Post-Retirement Fund) will be adjusted as necessary to reflect a level of risk that the Adviser considers appropriate for investors in that target class, in general, given their investment time horizon.

      The Trustees of the Trust anticipate that it will be necessary to change, from time to time, the names of each of the Long-Term, Medium-Term and Short-Term Funds to reflect the decreasing time period to retirement of each such Fund's target class of investors. As the average age of the target class of investors in a Tomorrow Fund approaches that of the Post-Retirement Fund, it is also anticipated that each Tomorrow Fund's assets may begin to decrease as a result of investor withdrawals. At such time, the Trustees of the

Trust will consider what action would be appropriate to protect the interests of remaining shareholders, including a combination with the Post-Retirement Fund.

      You are encouraged to select a particular Tomorrow Fund for investment based on your current age and the length of the period during which you expect to maintain your investment. You may invest in more than one Tomorrow Fund in order to achieve a personalized investment program. Before investing in the Tomorrow Funds, you should consider your personal tolerance for risk recognizing that each Tomorrow Fund is designed and managed to satisfy the retirement goals of investors in a target age group with a corresponding average life expectancy who anticipate retiring at approximately age 65. You should also recognize that the strategic asset allocation of each Tomorrow Fund and the particular securities in which each Tomorrow Fund invests are determined based upon the average age of the particular Tomorrow Fund's target class of investors. Because the Tomorrow Funds are managed to satisfy retirement goals based upon average life expectancy, the Tomorrow Funds may invest their assets in higher risk/higher reward securities than mutual funds designed for investors based solely on retirement dates. In addition, you should recognize that each Tomorrow Fund is managed with the goal of achieving a different risk/reward ratio, with the Long-Term Fund seeking the highest risk/reward ratio and the Post-Retirement Fund seeking the lowest risk/reward ratio among the Tomorrow Funds. Each Tomorrow Fund (other than the Post-Retirement Fund) will be managed to achieve an increasingly conservative risk/reward ratio as the average age of the target class of investors in that particular Tomorrow Fund increases.

                                RISK/REWARD RATIO

            Higher                                      Lower
   --------------------------------------------------------------------------
 Long-Term            Medium-Term           Short-Term          Post-Retirement
   Fund                  Fund                  Fund                  Fund

       The investment policies, including each Tomorrow Fund's investment objective, described in this Prospectus are non-fundamental policies which may be changed by the Trustees without the approval of shareholders. If there is a change in a Tomorrow Fund's investment objective, shareholders should consider whether that Tomorrow Fund remains an appropriate investment in light of their then current financial positions and needs. Each Tomorrow Fund has adopted certain fundamental policies which may not be changed without the approval of the applicable Tomorrow Fund's shareholders. See "Investment Restrictions" on page 33.

IN WHAT TYPES OF SECURITIES DO THE TOMORROW FUNDS INVEST?

       Each Tomorrow Fund allocates its assets between equity and fixed-income securities. The equity Category includes equity securities of all types. The fixed-income Category includes all varieties of fixed-income instruments. Some types of securities can be considered as both equity and fixed-income securities, such as shares of real estate investment trusts. The Tomorrow Funds may also make other investments that are not considered either an equity or fixed-income security, such as options and futures. For further information concerning the equity and fixed-income securities in which the Tomorrow Funds may invest, see "Risk Considerations and Other Investment Practices and Policies" beginning on page 27 of this Prospectus.

       While each Tomorrow Fund invests in substantially the same equity and fixed-income securities, the amount of each Tomorrow Fund's assets allocated to equity and fixed-income securities, and thus in particular securities, differs. However, it is expected that the relative percentage that a particular equity or fixed-income security represents within the equity and fixed-income Categories and the large and small capitalization stock and foreign securities Subcategories ordinarily will remain substantially the same.

       Each Tomorrow Fund may, but is not required to, utilize various investment strategies and techniques to seek to hedge various market risks (such as broad or specific equity or fixed-income market movements and interest rate risk), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. The investment strategies and techniques used by the Tomorrow Funds and the instruments in which they invest may change over time as new techniques, strategies and instruments are developed or regulatory changes occur. In the course of pursuing their investment objectives, the Tomorrow Funds may: (i) purchase and write (sell) put and call options on securities and indices; (ii) purchase and sell financial futures contracts and options thereon; (iii) lend portfolio securities; (iv) enter into repurchase agreements and mortgage dollar roll transactions; (v) purchase securities on a forward commitment, when-issued or delayed delivery basis; (vi) invest in restricted, illiquid and structured securities; (vii) invest in other investment companies and shares of real estate investment trusts ("REITs"); and (viii) invest in securities of unseasoned issuers. For further information concerning the securities in which the Tomorrow Funds may invest and the investment strategies and techniques they may employ, see "Risk Considerations and Other Investment Practices and Policies" beginning on page 27 of this Prospectus.


EQUITY SECURITIES

       A Tomorrow Fund's assets allocated to equity securities are currently invested, in varying amounts, among large capitalization stocks, medium capitalization stocks, small capitalization stocks and, indirectly through other investment companies, foreign securities. Please refer to the charts on page 6 of this Prospectus for the current strategic allocation of a Tomorrow Fund's assets among these securities.

Large and Small Capitalization Stocks.
       With respect to the assets of each Tomorrow Fund allocated to large and small capitalization stocks, the Adviser seeks to provide, using a quantitative methodology, investment results that exceed the performance of an appropriate "Benchmark Index." To seek to achieve this objective, the assets that are allocated separately to large, medium and small capitalization stocks will, under normal market conditions, be invested in a portfolio of securities that is considered more "efficient" than the applicable Benchmark. An efficient portfolio is one that has the maximum expected return for any level of risk. The efficient mix of securities is established mathematically, taking into account the expected return and volatility of returns for each security in a given universe, as well as the historical price relationships between different securities in the universe.

        Subcategory                       Benchmark
        -----------                       ---------
Large Capitalization Stocks   Standard & Poor's 500 Composite Stock Price Index
Small Capitalization Stocks   Russell 2000 Index

        To implement this strategy with respect to a Subcategory, the Adviser compiles the historical price data of all securities which comprise the applicable Benchmark. The Adviser may eliminate a security from consideration if it considers the security to have an inadequate or misleading price history. Using historical price data, the Adviser constructs and analyzes a complete matrix of all the possible price relationships between the securities in the applicable Benchmark.

       Using a sophisticated software program that incorporates risk reduction techniques developed by investment professionals of the Adviser, the Adviser constructs a number of portfolios separately with respect to each Tomorrow Fund's assets that are allocated to large, medium and small capitalization stocks, which portfolios are believed to have optimized risk/reward ratios. From these alternative portfolios, the Adviser selects the combination of securities, together with their appropriate weightings, that the Adviser believes will comprise the optimal portfolio for each Subcategory. It is expected that the optimal portfolio for each Subcategory will not include all the stocks in and will be weighted differently than the applicable Benchmark. The optimal portfolio for each Subcategory is designed to have a return greater than, but highly correlated with, the return of its Benchmark. Please see "Quantitative Methodology" in the SAI for a further description of how the Adviser constructs and maintains an optimal portfolio for the large, medium and small capitalization Subcategories.

FOREIGN SECURITIES

       The Adviser intends to invest the Long-Term Fund's and the Medium-Term Fund's assets allocated to foreign securities in shares of other open-end and/or closed-end investment companies. Such other investment companies will invest their assets primarily in equity securities of foreign issuers. It is anticipated that none of the Tomorrow Funds, including the Long-Term Fund and the Medium-Term Fund, will currently invest directly in foreign securities. The Adviser will seek to select for investment other investment companies whose underlying securities, when aggregated, resemble the composition of the Morgan Stanley Europe, Australia, Far East Index ("EAFE Index"). There can be no assurance that the Adviser will be successful in selecting such investment companies. See "Risk Considerations and Other Investment Practices and Policies
- Other Investment Companies" on page 27 of this Prospectus and "Foreign Securities" in the SAI.


FIXED-INCOME SECURITIES

       Each Tomorrow Fund will invest those assets which are allocated to fixed-income securities in a broad range of fixed-income securities, including bonds, notes, mortgaged-backed and asset-based securities, preferred stock, convertible debt securities, zero coupon and capital appreciation bonds issued by U.S. corporations or other entities or by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. The Tomorrow Funds limit their investments in fixed-income securities to those that are rated, at the time of purchase, investment grade or, if not rated, determined by the Adviser to be of equivalent credit quality to securities so rated. Fixed-income securities may pay interest on a fixed, variable, floating, contingent, in-kind or deferred basis. There is no limit on the average dollar-weighted maturity or duration of a Tomorrow Fund's portfolio or on the maturity or duration of any individual fixed-income security purchased by a Tomorrow Fund. Because each Tomorrow Fund will invest in substantially the same fixed-income securities but in different amounts based on the particular Tomorrow Fund's strategic asset allocation, the average dollar-weighted effective maturity and duration of the Tomorrow Funds' fixed-income securities will be substantially the same. Currently, it is expected that under normal circumstances, the average duration of the Tomorrow Funds' assets allocated to fixed-income securities will be in the intermediate range. For further information concerning the fixed-income securities in which the Tomorrow Funds may invest, see "Risk Considerations and Other Investment Practices and Policies" beginning on page 27 of this Prospectus.

RISK FACTORS

       There is no assurance that any Tomorrow Fund will achieve its investment objective. Because each Tomorrow Fund owns different types of investments, its performance is affected by a variety of factors. The value of a Tomorrow Fund's investments and the income they generate (and, therefore, its net asset value) will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. The Tomorrow Funds' performance also depends on the Adviser's skill in allocating assets. When you sell your shares, they may be worth more or less than what you paid for them.

       In general, the value of the Tomorrow Funds' investments in fixed-income securities rises when interest rates fall, and vice versa. Although fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates, longer-term fixed-income securities are generally more sensitive to interest changes than shorter-term fixed-income securities. Investing in REITs involves risks in addition to those associated with fixed-income securities. REITs may be affected by changes in the value of the underlying property and by the quality of any credit extended, are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency. The risks associated with the Tomorrow Funds' transactions in options, futures and other types of derivative securities including mortgage-backed, asset-backed and structured securities may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk.

       For a further discussion of the risks associated with an investment in the Tomorrow Funds, please see "Risk Considerations and Other Investment Practices and Policies" beginning on page 27 of this Prospectus.


                               ELIGIBLE INVESTORS

       Institutional Class shares of the Tomorrow Funds are designed to provide investment vehicles for variable annuity and variable life insurance contracts ("Variable Contracts") of various insurance companies' separate accounts ("Separate Accounts").

       Adviser Class shares and Institutional Class shares of the Tomorrow Funds may be purchased for the account of qualified pension or retirement plans ("Qualified Plans"). Qualified Plans include: Qualified plans and trusts under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), annuity plans under Code Section 403(a), Code Section 403(b) annuities and custodial accounts, certain governmental plans, simplified employee pension plans, deferred compensation arrangements under Code Section 457(b) and certain Individual Retirement Accounts ("IRAs"). IRAs that may invest in shares of the Tomorrow Funds are limited to those established for the benefit of: (a) current and former Trustees and officers of the Trust; (b) current and former principals and employees of the Adviser; (c) directors, officers and employees of companies and their affiliates that have an advisory relationship with the Adviser; (d) directors, officers and employees of companies and their affiliates serving in an advisory capacity to sponsors of Qualified Plans and
(e) members of the immediate families of any of the foregoing persons.

       Should you have any questions as to whether you are an eligible investor in shares of the Tomorrow Funds, please call WPG at 1-800-223-3332.


                       INSURANCE COMPANY SEPARATE ACCOUNTS

       Insurance  Company  Separate  Accounts  may only invest in  Institutional
Class shares of the Tomorrow Funds. Because holders of Variable Contracts may not purchase or redeem Institutional Class shares of the Tomorrow Funds directly, you should read the prospectus of your insurance company Separate Account to obtain instructions for purchasing a Variable Contract. Variable Contracts may or may not make investments in all the Tomorrow Funds described in this Prospectus.

       Separate Accounts purchase and redeem Institutional Class shares of the Tomorrow Funds at their respective net asset values. Redemptions will be effected by Separate Accounts to meet obligations under Variable Contracts. Insurance companies who wish to designate Institutional Class shares of the Tomorrow Funds as investment vehicles for their Separate Accounts should contact WPG at 1-800-223-3332.

                                 QUALIFIED PLANS

       The following information describes how participants in Qualified Plans may arrange to buy, sell (redeem) and exchange Adviser and Institutional Class shares of the Tomorrow Funds for the account of their Qualified Plans.

A.     ALTERNATIVE PURCHASE ARRANGEMENTS

       Each Tomorrow Fund continuously offers through this Prospectus Adviser and Institutional Class shares to Qualified Plans. If the trustee, custodian, plan administrator or other fiduciary (each, a "Plan Fiduciary") responsible for making investments on behalf of a Qualified Plan does not specify in the instructions to the Tomorrow Funds which class of shares to purchase, the Tomorrow Funds will assume that the instructions apply to Adviser Class shares.

       Both Adviser Class and Institutional Class shares are sold without a sales charge. Adviser Class shares are subject to distribution fees of up to 0.25% and service fees of up to 0.25% of each Tomorrow Fund's average daily net assets attributable to Adviser Class Shares. Institutional Class shares are subject to service fees of up to 0.25% of each Tomorrow Fund's average daily net assets attributable to Institutional Class Shares. See "Distribution Plans" and "Service Plans" below in this Prospectus.

 B.    HOW TO BUY SHARES

THROUGH WHOM MAY SHARES OF THE TOMORROW FUNDS BE PURCHASED FOR QUALIFIED PLANS?

       Because you may not purchase shares of the Tomorrow Funds directly, all orders to purchase shares must be made through the Plan Fiduciary of your Qualified Plan. If the monies you wish to invest in the Tomorrow Funds are maintained in a Qualified Plan sponsored by your employer, please consult with your employer for information about how to purchase shares of the Tomorrow Funds. If the monies you wish to invest in the Tomorrow Funds are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to purchase shares of the Tomorrow Funds.

       You may establish an IRA with the Trust's custodian, Boston Safe Deposit and Trust Company ("Boston Safe"), through which you may invest in the Tomorrow Funds. Additionally, you may invest in the Tomorrow Funds by "rolling over" an existing IRA into an IRA maintained by Boston Safe. Please call WPG at 1-800-223- 3332 for information regarding how to establish an IRA with Boston Safe.

WHAT IS THE MINIMUM  INVESTMENT  BY  QUALIFIED  PLANS IN SHARES OF THE  TOMORROW
FUNDS?

       Plan Fiduciaries may invest in the Tomorrow Funds for the account of Qualified Plans with as little as $250. There is no minimum amount required for subsequent investments.

AT WHAT PRICE ARE SHARES OF THE TOMORROW FUNDS OFFERED?

       Shares of each class of the Tomorrow Funds are sold at the net asset value (NAV) of such class of shares next determined after First Data Investor Services Group, Inc., the Tomorrow Funds' "Transfer Agent," receives and accepts a purchase order. Purchase orders received and accepted by the Transfer Agent by the close of regular trading on the New York Stock Exchange on any Business Day (normally 4:00 p.m. New York City time) will be effected as of the close of regular trading on the New York Stock Exchange on that day. Otherwise, orders will be effected at the NAV determined on the next Business Day.

HOW MAY PLAN FIDUCIARIES INVEST IN THE TOMORROW FUNDS FOR THE ACCOUNT OF THEIR QUALIFIED PLANS?

       In order to make an initial investment in a Tomorrow Fund for a Qualified Plan, Plan Fiduciaries must open an account with the Tomorrow Funds by furnishing to WPG the information in the applicable Account Information Form included with this Prospectus. Please note that there is an Account Information Form applicable to IRAs and an Account Information Form applicable to other Qualified Plans and to insurance company Separate Accounts. Shares of the Tomorrow Funds may be purchased by Plan Fiduciaries for the account of Qualified Plans on any day during which the New York Stock Exchange is open for business (a "Business Day").




PLAN FIDUCIARIES:  TO MAKE AN INITIAL INVESTMENT FOR A QUALIFIED PLAN
-------------------------------------------------------------------------------


By Mail:           1.   Make a check payable to the Tomorrow Fund in which you
                        wish to invest.

                   2. Mail the completed Account Information Form and check to WPG.

By Wire:           1.   Call 1-800-223-3332 to open an account and to receive
                        an application. Funds may be wired after the application has been received.

                   2.   Instruct your bank to wire funds to:

                             Boston Safe Deposit and Trust Company
                             WPG Deposit Account No. 12-816-3
                             Bank Routing No. 011-00123-4
                             Specify:
                                  Name of Tomorrow Fund
                                  Class of shares
                                  Account Number
                                  Name(s) in which account is to be registered

                   3.   Mail the completed Account Information Form to WPG.

------------------------------------------------------------------------------



PLAN FIDUCIARIES:  TO MAKE FURTHER INVESTMENTS FOR A QUALIFIED PLAN
-------------------------------------------------------------------------------


Automatically:     1.   Use the Automatic Investment Plan.  Sign up for this
                        service when opening an account, or call 1-800-223-3332 to receive a Services Form to add this privilege.
                        Designate the bank or credit union account from which funds will be drawn.

                    2. The amount to be invested will automatically be withdrawn from the designated bank or credit union account on or about the first Business Day of the month or quarter selected.

By Telephone:       1.  Sign up for this  service when opening
                        an  account,  or call  1-800-  223-3332  to receive a
                        Services  Form to add this  privilege.  Designate the
                        bank or credit union account from which funds will be
                        drawn.  Note that in order to  invest  by phone,  the
                        account  must be in a bank or credit  union that is a
                        member of the Automated Clearing House system (ACH).
-------------------------------------------------------------------------------
                                      -15-

-------------------------------------------------------------------------------
                   2. Once this service has been selected, Plan Fiduciaries may purchase additional shares for the account of their Qualified Plans by calling the Tomorrow Funds' Transfer Agent, toll-free at 1-800-223-3332.

                   3. Give the Transfer Agent representative the name(s) in which the account is registered, the Tomorrow Fund name, Class of shares, number, and the amount of the investment.

                   4. An investment will normally be credited to the Qualified Plan account upon receipt of payment.

                        During  periods of  extreme  economic  conditions  or
                        market changes, requests by telephone may be difficult to make due to heavy volume. During such times please consider placing purchase orders by mail.

By Mail:           1.   Include a note with the investment specifying:

                                Name of the Tomorrow Fund
                                Class of shares
                                Account Number
                                Name(s) in which account is registered

                   2. Make the check payable to the Tomorrow Fund in which you wish to or are instructed to invest. Indicate the account number on the check.

                   3. Mail the account information and check to the Transfer Agent at the address indicated on the back cover of this Prospectus.

By Wire:                Instruct the bank to wire funds to:
                           Boston Safe Deposit and Trust Company
                           WPG Deposit Account No. 12-816-3
                           ABA Routing No. 011-00123-4
                           For credit to:
                                Name of Tomorrow Fund
                                Class of shares
                                Your Account Number
                                Name(s) in which account is registered
-------------------------------------------------------------------------------


         OTHER PURCHASE INFORMATION. Each Tomorrow Fund reserves the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. As a condition of this offering, if your purchase is cancelled due to nonpayment or because your check does not clear (and, therefore, your account is required to be redeemed), you will be responsible for any loss incurred by the Tomorrow Fund(s) affected. All purchases must be made in U.S. dollars. Checks drawn on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. In such cases, Institutional Class shares of the Tomorrow Funds are priced at the net asset value computed after the Transfer Agent receives notification of the dollar equivalent from the Tomorrow Funds' custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m. New York City time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information.

         ACQUIRING SHARES OF THE TOMORROW FUNDS IN EXCHANGE FOR SECURITIES. Shares of the Tomorrow Funds may be purchased in whole or in part by delivering to the Tomorrow Funds' custodian, Boston Safe, securities acceptable to WPG. Please see "In-Kind Purchases" in the SAI for the terms and conditions of these transactions.


C.      HOW TO SELL SHARES

HOW MAY SHARES OF THE TOMORROW FUNDS BE REDEEMED FOR QUALIFIED PLANS?

         Subject to the restrictions (if any) imposed by your Qualified Plan, you can arrange to sell or "redeem" some or all of your shares on any Business Day. All orders to redeem shares of the Tomorrow Funds held for the account of Qualified Plans must be made through your Plan Fiduciary. If the shares you wish to redeem are held for the account of a Qualified Plan sponsored by your employer, please consult with your employer for information about how to redeem shares of the Tomorrow Funds. If the shares you wish to redeem are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to redeem shares of the Tomorrow Funds. Please note that shares may not be redeemed by telephone or telegram, except for exchanges which can be requested by Plan Fiduciaries by telephone or in writing in the case of payments made by check.

AT WHAT PRICE ARE SHARES OF THE TOMORROW FUNDS REDEEMED?

         Shares of each Class of the Tomorrow Funds will be redeemed at the share price (NAV) of such Class of shares next calculated after a redemption order is received in good order by the Transfer Agent. Once shares are redeemed, sale proceeds generally are available the next Business Day, but may take up to three Business Days. For your protection, redemption proceeds will not be released until a shareholder's account has been opened and payment for the shares to be redeemed have been received by the Tomorrow Fund, which may take up to fifteen days in the case of payments made by check.

         The net asset value per share received upon redemption or repurchase may be more or less than the original cost of the shares, depending on the market value of the portfolio at the time of redemption or repurchase.



PLAN FIDUCIARIES:  TO REDEEM SHARES FOR A QUALIFIED PLAN
-------------------------------------------------------------------------------


By Mail:           1.   In a written request specify:

                                Name of the Tomorrow Fund
                                Class of shares
                                Account Number
                                Name(s) in which account is registered
                                The dollar amount or the number of shares to be redeemed

                   2. Mail the redemption request to the Transfer Agent at the address indicated on the back cover of this Prospectus.

Automatically      1.   Use the Automatic Withdrawal Plan if the Qualified Plan
(Post-Retirement        account has a total value of at least $10,000.  Sign up
Fund Only):             for this service when opening an account, or call
                        1-800-223-3332 to receive a Services Form to add
                        this privilege.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                   2. The redemption proceeds of $100 or more will automatically be transferred from the shareholder account to the designated address or bank account on or about the first Business Day of the month or quarter selected.
-------------------------------------------------------------------------------


         GENERAL REDEMPTION INFORMATION. Redemption requests must be received by the Transfer Agent before the close of business on the New York Stock Exchange to receive that day's share price (NAV). A written redemption request must be signed by all registered shareholders for the account using the exact names in which the account is registered or accompanied by executed power(s) of attorney. Unless otherwise specified, redemption proceeds will be sent by check to the record address. Plan Fiduciaries may elect to have redemption proceeds wired to a checking or bank account if wire redemptions were authorized when the account was opened or have subsequently been authorized.

         Redemptions may be suspended or postponed during any period in which any of the following conditions exist: the New York Stock Exchange is closed or trading on the Exchange is restricted; an emergency exists during which it is not reasonably practicable for a Tomorrow Fund to dispose of its portfolio securities or to fairly determine its net asset value; or the SEC, by order, so permits.

         CERTAIN REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. A signature guarantee is a widely accepted way to protect you and the Tomorrow Funds from fraud by verifying the signature on your redemption request. A signature guarantee is required if (a) the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account, (b) the redemption request is made for the account of an IRA or (c) the net asset value of the shares redeemed is $100,000 or more (this requirement may be waived by the Adviser in its discretion).

         The following institutions may provide a signature guarantee, provided that the institution meets credit standards established by the Transfer Agent:
(i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Signature guarantees may not be provided by a notary public.

         SMALL ACCOUNTS. In order to reduce the expense of maintaining numerous small accounts, the Trust reserves the right to redeem any shareholder account (other than an IRA) if, as a result of redemptions, the value of the account is less than $100. Shareholders will be allowed at least 60 days, after written notice by the Trust, to make an additional investment to bring the account value up to at least $100 before the redemption is processed.

         CHANGE IN TAX STATUS. Insurance companies and Plan Fiduciaries are required to notify the Trust through the Transfer Agent if the tax status of their Separate Account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The Trust reserves the right to redeem any fund account of any shareholder whose qualification as a diversified segregated asset account or a qualified pension or retirement plan satisfying the requirements of Treasury Regulation ss. 1.817-5 is revoked or challenged. The Trust will not treat an investor as a qualified pension or retirement plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An Insurance Company or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the Trust for losses incurred by the Trust as a result of such action.

D.       HOW TO EXCHANGE SHARES

MAY SHARES BE EXCHANGED FOR SHARES OF OTHER MUTUAL FUNDS?

         Subject to the terms of your Qualified Plan, shares of a Tomorrow Fund may be exchanged for shares of the same class of any other Tomorrow Fund or for shares of the same class of Core Large Cap Stock Fund and Core Small Cap Stock Fund. To obtain a current prospectus for the Core Large Cap Stock Fund and Core Small Cap Stock Fund, please call 1-800-223-3332. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.

DO SALES CHARGES APPLY TO EXCHANGES?

         As is the case with initial purchases of shares of the Tomorrow Funds, exchanges of shares are made without the imposition of a sales charge.

HOW MAY I MAKE AN EXCHANGE FOR MY QUALIFIED PLAN?

         Because shares of the Tomorrow Funds are held for the account of Qualified Plans, all orders to exchange shares must be made through your Plan Fiduciary. If the shares you wish to exchange are held for the account of a Qualified Plan sponsored by your employer, please consult with your employer for information about how to exchange shares of the Tomorrow Funds. If the shares you wish to exchange are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to exchange shares of the Tomorrow Funds.




PLAN FIDUCIARIES:  TO EXCHANGE SHARES
-------------------------------------------------------------------------------


 By Phone:         1.   Use the telephone exchange privilege.  The telephone
                        exchange privilege is not available automatically. It is necessary to sign up for this privilege on the Account Application Form when opening an account, or call 1-800-223-3332 to receive a Services Form to add this privilege.

                   2. Once this privilege has been selected, simply call the Transfer Agent toll free at 1-800-223-3332 between 9:00 a.m. and 4:00 p.m. New York City time on any Business Day.

                    3. Give the following information to the Transfer Agent representative:

                               Name of current Tomorrow Fund
                               Class of shares
                               Name of the fund into which the current Tomorrow Fund shares will be exchanged
                                   Account Number
                                   Name(s) in which your account is registered
                                   The dollar amount or the number of shares to be exchanged

By Mail:           1.   Mail a written request to the Transfer Agent at the
                        address listed on the back cover of this Prospectus specifying:

                                Name of current Tomorrow Fund
                                Class of shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        Name of the fund into which the current Tomorrow Fund
                           shares will be exchanged
                        Account Number
                        Name(s) in which your account is registered
                        The dollar amount or the number of shares to be
                           exchanged

                   2. The exchange request must be signed by all registered holders for the account using the exact names in which the account is registered or accompanied by executed power(s) of attorney.
-------------------------------------------------------------------------------


         GENERAL EXCHANGE INFORMATION. Shares exchanged are valued at their respective net asset values next determined after the exchange request is received by the Transfer Agent. All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be available for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; (iii) the minimum amount for exchanging from one fund into another fund is $100 or the total value of your fund account (if less than $100) and must satisfy the minimum account size of the fund to be exchanged into; and (iv) exchanges may only be made for the same class of shares.

         To confirm that telephone exchange requests are genuine, the Trust employs reasonable procedures, such as providing written confirmation of telephone exchange transactions and tape recording of telephone exchange requests. If the Trust does not employ such reasonable procedures, it may be liable for any loss incurred by a shareholder due to a fraudulent or unauthorized telephone exchange request. Otherwise, neither the Trust nor its agents will be liable for any loss incurred by a shareholder as the result of following instructions communicated by telephone that they reasonably believed to be genuine. The Trust reserves the right to refuse any request made by telephone and may limit the dollar amount involved or the number of telephone requests made by any shareholder. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times please consider placing your order by mail.

         To prevent abuse of the exchange privilege to the detriment of other shareholders, the Trust limits the number of exchanges and purchase/redemption transactions by any one shareholder account (or group of accounts under common management) to a total of six transactions per year. This policy applies to exchanges into or out of any series of the Trust and any pair of transactions involving a purchase of shares of any series of the Trust followed by a redemption of an offsetting or substantially equivalent dollar amount of shares of that same series. If a Plan Fiduciary violates this policy, his/her future purchases of, or exchanges into, the series of the Trust may be permanently refused. This policy does not prohibit redemptions of shares of any series. This policy may be waived by WPG in its discretion. Further, the exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.


               HOW EACH TOMORROW FUND'S SHARE PRICE IS DETERMINED

         The net asset value per share of a class of a Tomorrow Fund is determined by dividing the value of its assets, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. New York City time) on each Business Day. Adviser Class shares and Institutional Class shares of the Tomorrow Funds may have different net asset values.

         Portfolio securities (other than certain money market instruments) are valued primarily based on market quotations or, if market quotations are not available, at fair market value as determined in good faith by a valuation committee appointed by the Trustees. In accordance with procedures adopted by the Trustees, each Tomorrow Fund may use pricing services to value fixed-income investments.


                        MANAGEMENT OF THE TOMORROW FUNDS

TRUSTEES

         Each Tomorrow Fund is a separate investment series of Tomorrow Funds Retirement Trust, a Delaware business trust (the "Trust"). Under the terms of the Agreement and Declaration of Trust establishing the Trust, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.

INVESTMENT ADVISER

         Weiss, Peck & Greer, L.L.C., One New York Plaza, New York, New York 10004 serves as the investment adviser to each Tomorrow Fund pursuant to an investment advisory agreement. The Adviser, a privately held limited liability company with over 20 years' experience as an investment adviser to individual and institutional clients, has, together with its affiliates, approximately $13 billion under management. Subject to the supervision and direction of the Trustees, the Adviser manages each Tomorrow Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Tomorrow Fund and places orders to purchase and sell securities on behalf of the Tomorrow Fund. For these services, Post-Retirement Fund pays the Adviser a monthly fee equal on an annual basis to 0.65% of its average daily net assets and the other Tomorrow Funds each pay the Adviser a monthly fee equal on an annual basis to 0.75% of the Tomorrow Fund's average daily net assets.

         The Adviser supervises the portfolio management of the Tomorrow Funds through the Adviser's Asset Allocation Committee, which meets on a regular basis to evaluate, among other things, the strategic asset allocation mix between equity and fixed-income securities and among large, medium and small capitalization and foreign stocks. Daniel J. Cardell is primarily responsible for the day-to-day management of the assets of each Tomorrow Fund allocated to large, medium and small capitalization stocks. Mr. Cardell has been a principal of WPG since May 1996. Prior to joining the Adviser, Mr. Cardell was Senior Vice President and Director of Equities for the Bank of America. Daniel S. Vandivort has been primarily responsible since the Tomorrow Funds' inception for the day-to-day management of the assets of each Tomorrow Fund allocated to fixed-income securities. Mr. Vandivort has been a principal of the Adviser since November, 1994. Prior thereto, Mr. Vandivort served in various capacities with CS First Boston Investment Management, including Managing Director and Head of U.S. Fixed Income and Senior Portfolio Manager and Director, Global Product Development and Marketing.

         The Adviser has voluntarily agreed to limit temporarily the operating expenses (excluding Rule 12b-1 fees applicable to the Adviser Class shares, service fees applicable to the Institutional Class shares, any other class-specific expenses, litigation, indemnification and other extraordinary expenses) of the Long-Term, Mid-Term and Short-Term Funds to 1.25% of their respective average daily net assets and such operating expenses of the Post-Retirement Fund to 1.15% of its average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so.

         From time to time, the Adviser may compensate insurance companies or their affiliates who hold Institutional Class shares of the Tomorrow Funds for the account of their customers for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate up to 0.25% of the net asset value of Institutional Class shares held for the account of those customers depending on the nature, extent and quality of the services provided, will be paid from the Adviser's own resources and not from the assets of any Tomorrow Fund.

ADMINISTRATOR

         Pursuant to an administration agreement with each Tomorrow Fund, WPG provides personnel for supervisory, administrative, accounting, shareholder services and clerical functions; oversees the performance of administrative and professional services to the Tomorrow Funds by others; provides office facilities, furnishings and office equipment; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Tomorrow Funds as Administrator, WPG is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.09% of each Tomorrow Fund's average daily net assets. The administrative fee for each Tomorrow Fund is reviewed and approved annually by the Trustees.

EXPENSES

         Each Tomorrow Fund bears all expenses of its operation, subject to the expense limitation agreement described above. In particular, each Tomorrow Fund pays: investment advisory fees; administration fees; service fees with respect to the Institutional Class shares; distribution and service fees with respect to the Adviser Class shares; custodian and transfer agent expenses; legal and accounting fees and expenses; expenses of preparing, printing, and distributing Prospectuses and SAIs to existing shareholders, and shareholder communications and reports; expenses of computing its net asset value per share; federal and state registration fees and expenses with respect to its shares; proxy and shareholder meeting expenses; expenses of issuing and redeeming its shares; independent trustee fees and expenses; expenses of bond, liability, and other insurance coverage; brokerage commissions; taxes; trade association fees; and certain non-recurring and extraordinary expenses. In addition, the expenses of organizing the Tomorrow Funds and initially registering and qualifying their shares under federal and state securities laws are being charged to the Tomorrow Funds' operations, as an expense, over a period not to exceed 60 months from the Tomorrow Funds' inception date.

         Each Tomorrow Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for that Tomorrow Fund are less than the expense limitations set forth above for any such year. No interest, carrying or finance charge will be paid by a Tomorrow Fund with respect to the amounts representing fees foregone or other expenses paid. In addition, no Tomorrow Fund will pay any unreimbursed amounts to the Adviser upon termination of its investment advisory agreement.


                               DISTRIBUTION PLANS

         The Trust, on behalf of the Adviser Class shares of each Tomorrow Fund, has adopted a Distribution Plan (the "Distribution Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Distribution Plans, each Tomorrow Fund pays distribution and service fees at an aggregate annual rate of 0.50% of a Tomorrow Fund's average daily net assets attributable to Adviser Class shares. Up to 0.25% is for service fees and the remaining amount is for distribution expenses. The distribution fee is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class shares of the Tomorrow Funds, including the payment of commissions by WPG to Authorized Firms. The service fee is intended to be compensation for personal services and/or account maintenance services with respect to the Adviser Class shares.

         WPG makes monthly payments to Authorized Firms based on the average net asset value of the Adviser Class shares which are attributable to Qualified Plans for whom the Authorized Firms are designated as the dealer of record. WPG makes such payments in amounts up to the distribution fee it receives with respect to such Adviser Class shares. WPG may suspend or modify such payments to Authorized Firms.

                                  SERVICE PLANS

         The Trust, on behalf of the Institutional Class shares of each Tomorrow Fund, has adopted a service plan pursuant to which each Tomorrow Fund pays service fees at an aggregate annual rate of up to 0.25% of a

Tomorrow Fund's average daily net assets attributable to Institutional Class shares (the "Service Plans"). The service fee is payable for the benefit of Qualified Plans and is intended to be compensation to Plan Fiduciaries for providing personal services and/or account maintenance services to participants in Qualified Plans who beneficially own Institutional Class shares of the Tomorrow Funds. The Trust, on behalf of the applicable Tomorrow Fund, will make monthly payments to Plan Fiduciaries, for the benefit of their Qualified Plans, based on the average net asset value of the Institutional Class shares which are attributable to the Qualified Plans.


                               DIVIDENDS AND TAXES

         Each Tomorrow Fund is treated as a separate entity for federal income tax purposes and has elected and has qualified to be treated as a "regulated investment company" under the Internal Revenue Code and intends to qualify for such treatment for each taxable year. To qualify as such, each Tomorrow Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. Each Tomorrow Fund also intends to satisfy certain additional diversification requirements applicable under Section 817(h) of the Internal Revenue Code in order to permit investments in Institutional Class shares of the Tomorrow Funds by insurance company Separate Accounts that fund Variable Contracts, which are subject to such requirements. It is possible that in order to satisfy the applicable diversification requirements, investment decisions may be made which would affect either positively or negatively the investment performance of a Tomorrow Fund. As a regulated investment company, each Tomorrow Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Internal Revenue Code.




        Each Tomorrow Fund intends to distribute all of its net investment income and net capital gains each year. Income dividends, if any, will be declared and distributed monthly for Post-Retirement Fund. Income dividends, if any, will be declared and distributed at least annually by each other Tomorrow Fund. Net short-term and long-term capital gains of each Tomorrow Fund, if any, realized during the taxable year will be distributed no less frequently then annually. Dividends derived from each Tomorrow Fund's net investment income (including dividends, interest and recognized market discount income), and net short- term capital gains received by a Tomorrow Fund are treated as ordinary income under the Internal Revenue Code. Distributions from each Tomorrow Fund's net long-term capital gains are treated as long-term capital gains under the Internal Revenue Code, regardless of how long shares of the Tomorrow Funds have been held.

         Participants in Qualified Plans may be eligible for tax deferral on distributions a Qualified Plan receives from a Tomorrow Fund and gains that arise from a Qualified Plan's dispositions of Fund shares. This Prospectus does not describe in any respect such tax treatment. Please consult your Plan Fiduciary or tax adviser. For a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of the insurance company Separate Account.

         It is suggested that holders of Variable Contracts and participants in Qualified Plans keep all statements received from their insurance company or Qualified Plan to assist in personal recordkeeping.

REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Unless a Plan Fiduciary elects otherwise, as permitted in the Account Information Form, income dividends and capital gains distributions with respect to a Tomorrow Fund will be reinvested in additional shares of the same Class of that Tomorrow Fund and will be credited to the Qualified Plan's account with that Tomorrow Fund at the net asset value per share next determined as of the ex-dividend date. Both income dividends and capital gains distributions are paid by the Tomorrow Fund on a per share basis. As a result, at the time of such payment, the net asset value per share of a Tomorrow Fund will be reduced by the amount of such payment. Although income dividends and capital gains distributions by the Tomorrow Funds may not give rise to current tax liability for the categories of shareholders permitted to invest in the Tomorrow Funds, participants in Qualified Plans may be subject to tax on all or a portion of their distributions from such Plans or upon the failure of such Plans to maintain their qualified status under complex Internal Revenue Code provisions concerning which a tax adviser should be consulted. Withdrawals or other payments to Variable Contract holders from insurance company Separate Accounts may also be taxable. Participants in Qualified Plans who wish to change the manner in which income dividends and capital gains distributions are received by their Qualified Plans should contact their Plan Fiduciaries. Written notification of such change must be received by the Transfer Agent at least ten days before the next scheduled distribution.


                               PORTFOLIO BROKERAGE

         In effecting securities transactions, the Tomorrow Funds generally seek to obtain the best price and execution of orders under the circumstances. Commission rates are a component of price and are considered along with other factors, including the ability of the broker to effect the transaction, and the broker's facilities, reliability and financial responsibility. Subject to the foregoing, the Tomorrow Funds intend to utilize WPG as their primary broker in connection with the purchase and sale of exchange-traded portfolio securities.
As the Tomorrow Funds' primary broker, WPG will receive brokerage commissions from the Tomorrow Funds, limited to the "usual and customary broker's commission" specified by the 1940 Act. The Tomorrow Funds intend to continue to use WPG as their primary broker on exchange-traded securities, provided WPG is able to provide execution at least as favorable as that provided by other qualified brokers.

         The Trustees of the Trust have developed procedures to limit the commissions received by WPG to the "usual and customary broker's commission" standard specified by the 1940 Act. On a quarterly basis, the Trustees review the securities transactions of each Tomorrow Fund effected by WPG to assure their compliance with such procedures.

         The Tomorrow Funds may also execute their portfolio transactions through qualified brokers other than WPG. In selecting such other brokers, WPG considers the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by such brokers. Accordingly, the commissions paid to any such broker may be greater than the amount another firm might charge, provided WPG determines in good faith that the amount of such commission is reasonable in relation to the value of the brokerage services and research information provided by such broker. Such information may be used by WPG (and its affiliates) in managing all of its accounts and not all of such information may be used by WPG in managing the Tomorrow Funds. In selecting other brokers for a Tomorrow Fund, WPG may also consider the sale of shares of the Tomorrow Fund effected through such other brokers as a factor in its selection, provided that Tomorrow Fund obtains the best price and execution of orders under the circumstances.

         Money market securities and other fixed-income securities, as well as certain equity securities, in which the Tomorrow Funds invest are traded primarily in the over-the-counter ("OTC") market. For transactions effected in the OTC market, financial intermediaries (i.e., dealers) act as principal rather than as agent and receive a "spread" rather than a commission. The Tomorrow Funds intend to deal with the primary market-makers with respect to OTC securities, unless a more favorable result is obtainable elsewhere.


                                    THE TRUST

         Tomorrow Funds Retirement Trust is an open-end management investment company (commonly referred to as a mutual fund) organized as a Delaware business trust under an Agreement and Declaration of Trust dated June 21, 1995 (the
"Declaration"). The Trust has authorized an unlimited number of shares of beneficial interest.

         As of the date of this Prospectus, the shares of the Trust are divided into six series: Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund, Tomorrow Post-Retirement Fund, Core Large-Cap Stock Fund and Core Small-Cap Stock Fund. The Trust reserves the right to create and issue additional series of shares. No series is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. Shares of a particular series vote separately on matters affecting only that series, including the approval of an investment advisory agreement and changes in fundamental policies or restrictions of a particular series.

         As of the date of this Prospectus, the Trustees have authorized the issuance of two classes of shares for each series, designated as Institutional Class and Adviser Class. The shares of each Class represent an interest in the same portfolio of investments of that series. Each Class has equal rights as to voting, redemption, dividends and liquidation, except that each Class bears different distribution fees and may bear other expenses properly attributable to the particular Class. Adviser Class shareholders of a Tomorrow Fund have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted by holders of Adviser Class shares of that Tomorrow Fund. The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of a series of the Trust into additional classes. In addition, subject to Trustee approval and shareholder approval (if then required), each Tomorrow Fund may pursue its investment objective by investing all of its investable assets in a pooled fund. See "Other Investment Companies" on page 31 of this Prospectus.

         An insurance company issuing a Variable Contract that participates in Institutional Class shares of a Tomorrow Fund will vote such shares held by the insurance company Separate Accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Tomorrow Funds in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company Separate Account prospectus.

         When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Trust are fully paid and non-assessable. The Trust is not required, and does not intend, to hold annual shareholder meetings. Shareholders have certain rights, as set forth in the Declaration, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of the Trust.

         In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

         The Trustees of the Trust do not expect any disadvantages to investors arising out of the fact that each Tomorrow Fund may offer a class of its shares to Separate Accounts that serve as investment medium for Variable Contracts or that each Tomorrow Fund may offer its shares to Qualified Plans. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Separate Accounts or Qualified Plans might be required to withdraw their investments in one or more Tomorrow Funds and shares of another series of the Trust may be substituted. This might force a Tomorrow Fund to sell securities at disadvantageous prices.

         In the interests of economy and convenience, the Trust does not issue certificates representing the

Tomorrow Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Although each Tomorrow Fund is offering only its own shares, since the Tomorrow Funds use this combined Prospectus, it is possible that one Tomorrow Fund might become liable for a misstatement or omission in this Prospectus regarding another Tomorrow Fund. The Trustees have considered this factor in approving the use of this combined Prospectus.


         As of March 31, 1997, AIG Life Insurance Company Separate Account I, P.O. Box 667, Wilmington, DE 19899 beneficially owned in excess of 25% of the outstanding Institutional Class shares of the Long-Term Fund, Medium-Term Fund and Short-Term Fund and its affiliate, American International Life Assurance Co. of New York Separate Account A beneficially owned in excess of 25% of the outstanding Institutional Class shares of the Short- Term Fund. Accordingly, each such entity is deemed to be a controlling person.


                             INVESTMENT PERFORMANCE


         Each Tomorrow Fund may illustrate in advertisements and sales literature its average annual total return, which is the rate of growth of the Tomorrow Fund that would be necessary to achieve the ending value of an assumed initial investment of $1,000 kept in shares of a Class of the Tomorrow Fund for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Tomorrow Fund are reinvested in shares of the Tomorrow Fund at net asset value; and (2) all recurring fees are included for applicable periods.

         Each Tomorrow Fund may also illustrate in advertisements the cumulative total return for several time periods throughout the Tomorrow Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Tomorrow Fund will assume the reinvestment of all income dividends and capital gains distributions in shares of the Tomorrow Fund for the indicated periods and will include all recurring fees.

         Each Tomorrow Fund may also illustrate in advertisements and sales literature its yield and effective yield. Yield is based on income generated by an investment in shares of a Class of the Tomorrow Fund during a 30-day (or one-month) period. To calculate yield, this income is annualized, that is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each 30-day (or one-month) period over a one-year period, and expressed as an annual percentage rate. Effective yield for shares of a Class of the Tomorrow Funds is calculated in a similar manner but, when annualized, the income earned from an investment is assumed to be reinvested. Effective yield for each Tomorrow Fund will be slightly higher than its current yield because of the compounding effect of this assumed reinvestment.

         Yields and total returns quoted for the Tomorrow Funds include the effect of deducting each Tomorrow Fund's expenses, but may not include charges and expenses attributable to any particular Qualified Plan or Variable Contract. You should carefully review the prospectus of the insurance product you have chosen or consult with your Plan Fiduciary for information on relevant charges and expenses. Because these charges and expenses are excluded from a Tomorrow Fund's quoted performance, the investment return received by a participant in a Qualified Plan or a holder of a Variable Contract, investing in the Tomorrow Fund may be lower than the quoted performance of the Tomorrow Fund. You should bear in mind the effect of these charges when comparing a Tomorrow Fund's performance to that of other mutual funds.

         Each Tomorrow Fund's yield and total return will be calculated separately for Adviser Class and Institutional Class shares. Because each Class of shares is subject to different expenses, the yield and total return calculations with respect to each Class of shares of a Tomorrow Fund will differ. The investment performance of the Adviser Class and Institutional Class shares will be affected by the payment of distribution and service fees.

         The performance of the Tomorrow Funds will vary from time to time and past results are not necessarily representative of future results. Performance is a function of the type and quality of a Tomorrow Fund's portfolio securities and is affected by operating expenses. Performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. An investment in any Tomorrow Fund involves the risk of loss.


RISK CONSIDERATIONS AND OTHER INVESTMENT PRACTICES AND POLICIES

FIXED-INCOME SECURITIES. Each Tomorrow Fund may invest in a broad range of fixed-income securities, including bonds, notes, mortgage-backed and asset-backed securities, preferred stock and convertible debt securities issued by U.S. corporations or other entities or by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. The interest payable on so-called fixed-income securities purchased by a Tomorrow Fund is not necessarily paid at a fixed rate and may be payable on a variable, floating, contingent, in-kind or deferred basis.

         Fixed-income securities are subject to the risk of the issuers' inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (market risk). Generally, when interest rates decline, the value of fixed-income securities can be expected to rise. Conversely, when interest rates rise the value of fixed-income securities can be expected to decline.

CORPORATE DEBT OBLIGATIONS. Each Tomorrow Fund may invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. In addition to obligations of corporations, corporate debt obligations include bank obligations and zero coupon securities, issued by financial institutions and corporations.

         The debt securities in which the Tomorrow Funds may invest will be rated investment grade at the time of purchase. Investment grade securities are securities rated within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A or BBB) or their respective equivalent ratings or, if not rated, determined by the Adviser to be of equivalent credit quality to securities so rated. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Adviser to be of comparable credit quality. Securities rated Baa by Moody's or BBB by Standard & Poor's and unrated securities of equivalent credit quality are considered medium grade obligations with speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and repay principal on these securities than is the case for issuers of higher rated securities. In the event that the rating on a security held in a Tomorrow Fund's portfolio is downgraded below investment grade by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS. Each Tomorrow Fund may invest in debt securities or preferred stocks that are convertible into or exchangeable for common stock. Preferred stocks are securities that represent an ownership interest in a company and provide their owner with claims on the company's earnings and assets prior to the claims of owners of common stock but after those of bond owners. Preferred stocks in which the Tomorrow Funds may invest include convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks.

U.S. GOVERNMENT SECURITIES. Each Tomorrow Fund may invest in all types of U.S. Government securities, including obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United

States of America. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer.

         The Tomorrow Funds may invest in U.S. Government securities which are zero coupon or deferred interest securities. For example, each Tomorrow Fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S.
Government.

ZERO COUPON AND CAPITAL APPRECIATION BONDS. The Tomorrow Funds may invest in zero coupon and capital appreciation bonds. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value that do not entitle the holder to any payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon and capital appreciation bonds generally are more volatile than the market prices of interest- bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality. A Tomorrow Fund's investments in zero coupon securities or other stripped securities may require the Tomorrow Fund to sell certain of its portfolio securities to generate sufficient cash in order to satisfy certain income distribution requirements. See "Dividends, Distributions and Tax Status" in the SAI.

MORTGAGE-BACKED SECURITIES. Each Tomorrow Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates and collateralized mortgage obligations ("CMOs").

MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

         Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or
Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

         A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Tomorrow Funds do not intend to invest in residual interests.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

         Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Tomorrow Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When a Tomorrow Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

         Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.


RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure for these securities may be less than for more leveraged Mortgage-Backed Securities, such as inverse floating rate and Super Principal Only (PO) Mortgage-Backed Securities. The Tomorrow Funds will not invest in inverse floating rate or Super Principal Only (PO) Mortgage- Backed Securities.

         Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets. To the extent that prepayment rates do not remain within these prepayment ranges, PAC and TAC CMO bonds involve prepayment, extension and interest rate risk similar to those of the residual or support tranches.

ASSET-BACKED SECURITIES. Each Tomorrow Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S.

Government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. In addition to risks similar to those associated with Mortgage-Backed Securities, asset-backed securities present further risks that are not presented by Mortgage-Backed Securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.

REAL ESTATE INVESTMENT TRUSTS. Each Tomorrow Fund may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Tomorrow Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. Any Tomorrow Fund that invests in REITs will indirectly bear its proportionate share of any expenses paid by such REITs in addition to the expenses paid by the Tomorrow Fund.

         Investing in REITs involves certain risks: equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

STRUCTURED SECURITIES. Each Tomorrow Fund may invest in "structured" securities, such as notes, bonds or debentures. The distinguishing feature of a structured security is that the value of the principal of and/or interest payable on the security is determined by reference to the value of a benchmark or the relative change in two or more benchmarks. These benchmarks include stock prices and indices, currency exchange rates and physical commodity prices. Structured securities may be positively or negatively indexed, so that appreciation of the benchmark may produce an increase or decrease in the interest rate or value of the structured security at maturity. Certain structured securities may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, the Fund's net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the Fund's limitation on investments in illiquid securities. See "Restricted and Illiquid Securities" on page 32.


EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. Each Tomorrow Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

INVESTING IN SMALL CAPITALIZATION COMPANIES. Each Tomorrow Fund may invest in varying degrees in smaller, lesser known companies which the Adviser believes offer a greater growth potential than larger, more mature, better known firms. Investing in the securities of such companies, however, involves greater risk and a possibility of greater portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks, such as those included in the S&P 500. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.


OTHER INVESTMENT COMPANIES. Each Tomorrow Fund may invest up to 10% of its total assets in the securities of other investment companies but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. For example, the Tomorrow Funds may invest in Standard & Poor's Depository Receipts ("Spiders"), shares of a closed-end investment company, whose performance is designed to replicate the performance of the S&P 500 Index. A Tomorrow Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Tomorrow Fund.

         Each Tomorrow Fund is authorized to invest all of its assets in the securities of a single open-end investment company (a "pooled fund") having substantially identical investment objectives, policies and restrictions as such Fund, notwithstanding any other investment restriction or policy. Such a structure is commonly referred to as "master/feeder." If authorized by the Trustees and subject to shareholder approval (if then required by applicable law), a Tomorrow Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Tomorrow Fund's investment objective, policies and restrictions. The Trustees currently do not intend to authorize investing in a pooled fund in connection with a master/feeder structure.

SHORT-TERM DEBT SECURITIES. Each Tomorrow Fund may establish and maintain cash balances for temporary purposes in order to maintain liquidity to meet shareholder redemptions. Each Tomorrow Fund may also establish and maintain cash balances for defensive purposes without limitation to hedge against potential stock market declines. A Tomorrow Fund's cash balances, including uncommitted cash balances, may be invested in investment grade money market instruments and short-term interest-bearing securities. These securities consist of U.S. Government securities, instruments of U.S. banks (including negotiable certificates of deposit, non-negotiable fixed-time deposits and bankers' acceptances), repurchase agreements, prime commercial paper of U.S. companies and debt securities that make periodic interest payments at variable or floating rates.

MORTGAGE DOLLAR ROLLS. Each Tomorrow Fund may enter into mortgage dollar roll transactions. In a mortgage dollar roll, a Tomorrow Fund sells securities for delivery in the current month and simultaneously contracts with the same counter party to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, the Tomorrow Fund will not receive principal and interest paid on the securities sold. However, the Tomorrow Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Tomorrow Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Tomorrow Funds will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. Any benefits derived from the use of mortgage dollar rolls may depend upon mortgage prepayment assumptions, which will be affected by changes in interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

WRITING AND PURCHASING PUT AND CALL OPTIONS ON SECURITIES AND SECURITIES INDICES. To seek additional income or to minimize anticipated declines in the value of its securities or to seek to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements), each Tomorrow Fund may purchase and write (i.e., sell) call and put options on securities and securities indices. Option transactions in which the Tomorrow Funds may engage may be traded on securities exchanges or in the over-the-counter market. Each Tomorrow Fund currently intends to limit its option transactions during the current fiscal year so that no more than 5% of the Tomorrow Fund's net assets will be at risk as a result of such transactions. Please see the SAI for a further discussion of option transactions and associated risks.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Tomorrow Fund may engage in futures transactions and related options. Future contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. A Tomorrow Fund will engage in futures and related options transactions only for bona fide hedging and non-hedging purposes to the extent permitted by regulations of the Commodity Futures Trading Commission. A Tomorrow Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures would exceed 5% of the Tomorrow Fund's net assets, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Tomorrow Fund may also enter into closing purchase and sale transactions with respect to futures contracts and related options.

         The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Tomorrow Fund's income due to the use of hedging; possible reduction in value of the both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Tomorrow Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the SAI.

FORWARD COMMITMENT, DELAYED DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Tomorrow Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis (collectively, "when-issued securities"). When such transactions are negotiated, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 90 days after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. When-issued securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. When a Tomorrow Fund purchases securities on a when-issued basis, the Tomorrow Fund's custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Tomorrow Fund's purchase commitment. A Tomorrow Fund may close out a position in securities purchased on a when-issued basis prior to the settlement date.

LENDING OF PORTFOLIO SECURITIES. Each Tomorrow Fund may also seek to increase its income by lending portfolio securities. Such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Adviser determines to make securities loans, the value of the securities loaned would not exceed 33 1/ 3% of the value of the total assets of the Tomorrow Fund. Although the Tomorrow Funds may loan portfolio securities on a short-term, medium-term and long-term basis, any such loan may be called at any time for reacquisition by the respective Tomorrow Fund within the normal settlement period for the security. A Tomorrow Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Tomorrow Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Tomorrow Fund may invest up to 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain over-the-counter options, certain structured securities and "restricted securities" (i.e., securities that would be required to be registered under the Securities Act of 1933, as amended ("1933 Act"), prior to distribution to the general public) including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A under the 1933 Act, unless the Trustees determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees carefully monitor each Tomorrow Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Tomorrow Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REPURCHASE AGREEMENTS. Each Tomorrow Fund may enter into repurchase agreements through which the Tomorrow Fund purchases a security (the "underlying security") from a domestic securities dealer or bank that is a member of the Federal Reserve System. Under the agreement, the seller of the repurchase agreement (i.e., the securities dealer or bank) agrees to repurchase the underlying security at a mutually agreed upon time and price. In repurchase transactions, the underlying security, which must be a high- quality debt security, is held by the Tomorrow Fund's custodian through the federal book-entry system as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of bankruptcy or default of certain sellers of repurchase agreements, a Tomorrow Fund could experience costs and delays in liquidating the underlying security held as collateral and might incur a loss if such collateral declines in value during this period.

MARKET CHANGES. The market value of the Tomorrow Fund's investments, and thus each Tomorrow Fund's net asset value, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to increase. Conversely, when interest rates increase, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

PORTFOLIO TURNOVER. Although no Tomorrow Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by a Tomorrow Fund and a Tomorrow Fund's annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs which must be borne by the applicable Tomorrow Fund and its shareholders and may, under certain circumstances, make it more difficult for such Tomorrow Fund to qualify as a regulated investment company under the Internal Revenue Code. See "Financial Highlights" for the portfolio turnover rates of the Tomorrow Funds.

DIVERSIFICATION. Each Tomorrow Fund is diversified, as defined in the 1940 Act. As such, each Tomorrow Fund has a fundamental policy that limits its investments so that, with respect to 75% of its assets (i) no more than 5% of the Tomorrow Fund's total assets will be invested in the securities of a single issuer and
(ii) each Tomorrow Fund will purchase no more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements collateralized by U.S. Government securities or investments in other investment companies. In addition to the diversification requirements under the 1940 Act, the Tomorrow Funds must satisfy the diversification requirements under the Internal Revenue Code applicable to regulated investment companies and the additional diversification requirements applicable under Section 817(h) of the Internal Revenue Code to Separate Accounts that fund Variable Contracts. These requirements place certain limitations on the assets of a Tomorrow Fund that may be invested in securities of a single issuer or a small number of issuers or interests in the same commodity. More specific information on these diversification requirements is contained in the SAI.

INVESTMENT RESTRICTIONS. Each Tomorrow Fund is subject to further investment policies and restrictions that are described in the SAI. As previously described, the foregoing investment policies, including each Tomorrow Fund's investment objective, are non-fundamental policies which may be changed by the Trustees without the approval of shareholders. If there is a change in a Tomorrow Fund's investment objective, shareholders should consider whether that Tomorrow Fund remains an appropriate investment in light of their then current financial positions and needs. Each Tomorrow Fund has adopted certain fundamental policies which may not be changed without the approval of the applicable Tomorrow Fund's shareholders. Among other fundamental restrictions listed in the SAI, no Tomorrow Fund may (1) with respect to 75% of its total assets, purchase securities of any one issuer (other than U.S. Government securities and securities of other investment companies) if more than 5% of its total assets would be invested in such issuer,
(2) act as an underwriter except in certain circumstances, (3) purchase or sell real estate except in certain circumstances, (4) issue senior securities except as permitted by the 1940 Act or (5) invest more than 25% of its total assets in the securities of issuers (including any one foreign government, but excluding the U.S. government) in any one industry.

         If any percentage restriction described above or in the SAI is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Tomorrow Fund's assets will not constitute a violation of the restriction.


                             ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS

         As shareholders in the Tomorrow Funds, Separate Accounts and Qualified Plans will receive an annual report containing audited financial statements and semi-annual reports. Each Separate Account and Qualified Plan will also be provided with a printed confirmation for each transaction in their shareholder account. Holders of Variable Contracts and participants in Qualified Plans may receive additional reports from their insurance company or Plan Fiduciary, as the case may be.

PRINCIPAL UNDERWRITER

         WPG serves as the Tomorrow Funds' principal underwriter.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205 serves as transfer agent and dividend disbursing agent for the Tomorrow Funds. The Tomorrow Funds may also enter into agreements with and compensate other transfer agents and financial institutions who process shareholder transactions and maintain shareholder accounts.

INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, serves as the independent accountants for the Trust and will audit each Tomorrow Fund's financial statements annually.

LEGAL COUNSEL

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust.


                             ----------------------

No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                         TOMORROW FUNDS RETIREMENT TRUST
                               One New York Plaza
                            New York, New York 10004



CORE LARGE-CAP STOCK FUND ("Large-Cap Fund")
         Seeks to exceed the performance of publicly traded large capitalization stocks in the aggregate, as represented by the Standard & Poor's Index of 500 Common Stocks (the "S&P 500").

CORE SMALL-CAP STOCK FUND ("Small-Cap Fund")
         Seeks to exceed the performance of publicly traded small capitalization stocks in the aggregate, as represented by the Russell 2000 Index (the "Russell 2000").


PROSPECTUS -- Adviser Class and Institutional Class Shares
May 1, 1997

         This Prospectus describes Adviser Class and Institutional Class shares of two mutual funds - the Large-Cap Fund and the Small-Cap Fund (together, the "Funds"). Institutional Class shares of the Funds are designed to provide investment vehicles for variable annuity and variable life insurance contracts ("Variable Contracts") of various insurance companies. Adviser Class shares as well as Institutional Class shares of the Funds may be purchased by "qualified" pension or retirement plans, including trustees of such plans for certain individuals funding their individual retirement accounts or other qualified plans. Each Fund, a series of Tomorrow Funds Retirement Trust (the "Trust"), is a diversified mutual fund advised by Weiss, Peck & Greer, L.L.C. (the "Adviser" or "WPG").

         Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders. If applicable, this Prospectus should be read in conjunction with the separate account prospectus of the specific insurance product which accompanies this Prospectus. To learn more about the Funds, you can obtain a copy of the Statement of Additional Information (the "SAI"), also dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. A free copy of the SAI is available upon request by calling Weiss, Peck & Greer, L.L.C. at 1-800-223- 3332 (toll free). Shares of a Fund may not be available for sale in your state due to various insurance or other regulations. Please check with your insurance company or qualified plan fiduciary for Funds that are available in your state. Inclusion of a Fund in this Prospectus which is not available in your state is not to be considered a solicitation. Shareholder inquiries regarding the Funds may be made in writing to the Trust at the address set forth above.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Each Fund seeks, using quantitative methodology, to provide investors who participate in qualified retirement plans or who are holders of Variable Contracts with investment results that exceed the performance of a "Benchmark Index." The Benchmark for the Large-Cap Fund is the S&P 500 and the Benchmark for the Small-Cap Fund is the Russell 2000. Each Fund primarily invests its assets in equity securities of all types which comprise the applicable Benchmark.





                                TABLE OF CONTENTS

                                                             Page
                                                             ----
Expense Information..........................................  3
Financial Highlights.........................................  5
Investment Objectives and Policies...........................  6
Eligible Investors...........................................  8
Insurance Company Separate Accounts..........................  8
Qualified Plans..............................................  8
   Alternative Purchase Arrangements.........................  9
   How to Buy Shares.........................................  9
   How to Sell Shares........................................ 12
   How to Exchange Shares.................................... 13
How Each Fund's Share Price is Determined.................... 15
Management of the Funds...................................... 15
Distribution Plans........................................... 16
Service Plans................................................ 17
Dividends and Taxes.......................................... 17
Portfolio Brokerage.......................................... 18
The Trust.................................................... 18
Investment Performance....................................... 20
Risk Considerations and Other Investment Practices
     and Policies............................................ 20
Additional Information....................................... 24

                               EXPENSE INFORMATION


         Operating a mutual fund, such as each Fund, involves a variety of expenses for portfolio management, shareholder statements, tax reporting and other services. These costs are paid from a fund's assets and their effect is factored into any quoted share price or performance information.

SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of either Class of a Fund.



                                                             Large-Cap        Small-Cap
                                                               Fund             Fund
                                                               ----             ----
Maximum Sales Load Imposed on Purchases                        None             None

Maximum Sales Load Imposed on Reinvested Dividends             None             None

Deferred Sales Load                                            None             None

Redemption Fees                                                None             None

Exchange Fees                                                  None             None


ANNUAL FUND OPERATING EXPENSES are paid out of the Funds' assets. Each Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts. The following expenses, expressed as a percentage of average net assets, are based on expenses incurred during the fiscal year ended December 31, 1996.

                                                         Large-Cap Fund            Small-Cap Fund
                                                    Institutional   Adviser    Institutional   Adviser
                                                        Class        Class         Class        Class
                                                        -----        -----         -----        -----

Management Fee (after voluntary waiver)                0.00%*       0.00%*        0.00%*       0.00%*
12b-1 Fee                                              0.00%        0.50%2        0.00%        0.50%2
Other Expenses (after expense limitation)1             1.50%*       1.25%*        1.50%*       1.25%*
                                                       ------       ------        ------       ------

Total Fund Operating Expenses
     (after expense limitation)                        1.50%*       1.75%*        1.50%*       1.75%*
                                                      ======       ======        ======       ======



Example: Hypothetically assume that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, you would have paid the following expenses if you closed your account after the number or years indicated:


                                             Large-Cap Fund           Small-Cap Fund
                                         Institutional   Adviser   Institutional   Adviser
                                            Class        Class        Class        Class
                                            -----        -----        -----        -----

         After 1 Year                        $15          $18          $15           $18
         After 3 Years                       $48          $56          $48           $56
         After 5 Years                       $82          $96          $82           $96
         After 10 Years                     $180         $208         $180          $208


                                       -3-


         The purpose of the above table and Example is to assist you in understanding the various costs and expenses of the Funds that an investor will bear directly or indirectly. See page 16. The figures shown in the table under the caption "Other Expenses" and in the hypothetical example are based on the Funds' expenses for the fiscal year ended December 31, 1996. The expenses set forth above do not reflect charges and expenses that may be applicable to a holder of a Variable Contract or participant in a qualified plan. Please refer to your separate account prospectus or qualified plan documents, as the case may be.

---------------

         1  Other expenses of Institutional Class shares include service fees payable under a non-Rule
12b-1 service plan for the benefit of qualified pension or retirement plans.  See "Service Plans"
on page 17.




          * The Adviser has voluntarily agreed to limit temporarily each Fund's operating expenses (excluding Rule 12b-1 fees applicable to Adviser Class shares, service fees applicable to Institutional Class shares, any other class-specific expenses, litigation, indemnification and other extraordinary expenses) to 1.25% of its average daily net assets. Each Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for that Fund are less than the expense limitations set forth above for any such year. See page
16. In addition, for the fiscal year ended December 31, 1996, in the absence of the expense limitation, Management Fees, Other Expenses and Total Fund Operating Expenses (expressed as a percentage of average daily net assets) of the Funds would have been as follows:


                                  Management           Other                 Total Fund
                                     Fees             Expenses           Operating Expenses
                                  ----------          --------           ------------------

Large-Cap Fund
     Institutional Class             0.75%             47.87%                 48.62%
     Adviser Class                   0.75%             48.12%                 48.87%
Small Cap Fund
     Institutional Class             0.75%             10.71%                 11.46%
     Adviser Class                   0.75%             10.96%                 11.71%



The Funds' imposition of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

         The following tables represent a condensed financial history for each Fund since inception. The tables express the information for each Fund in terms of a single share for the Fund outstanding throughout the period. The Funds' Annual Report includes more information about the Funds' performance and is available free of charge by writing to the Trust at the address shown on the cover of this Prospectus.



                                  $ per share





                                     Net                     Net        Total     Dividends    Distri-                   Net
                                    Asset                  Realized     Income       From      butions                  Asset
                                   Value at      Net         and        From         Net         from       Total      Value at
                                  Beginning   Investment  Unrealized Investment   Investment   Capital     Distri-     End of
                                  of Period     Income      Gains    Operations     Income      Gains      butions      Period
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996         10.00        0.10        1.24        1.34       (0.11)      (0.02)      (0.13)     $11.21

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996          6.50        0.10        1.05        1.15       (0.09)      (0.09)      (0.18)       7.47




                                                                  ratios

                                                                                                             Ratio information
                                                                                                           assuming no fee waivers,
                                                                                                              reimbursements or
                                                                        Ratio of                                custody fee
                                                            Ratio of      Net                              earnings credit receive
                                                            Expenses    Income to                          Ratio of     Ratio of
                                                   Net      To Average   Average    Portfolio   Average    Expenses     Net Income
                                        Total    Assets        Net        Net       Turnover  Commissions  To Average   To Average
                                       Return++  (000's)     Assets+     Assets+      Rate     Per Share   Net Assets+  Net Assets+
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996             15.35%   $1,571        1.25%       1.67%      48.62%     $0.035       18.89%     -15.97%

Small-Cap - Institutional Shares        17.70%    1,967        1.25%       2.02%      11.46%      0.035       12.96%      -9.69%
For the period February 6, 1996*
  through December 31, 1996



+   Annualized.
++  Not annualized.
* Commencement of operations. No Adviser Class shares of the Funds were outstanding during the period ended December 31, 1996.


                       INVESTMENT OBJECTIVES AND POLICIES

WHAT ARE THE INVESTMENT OBJECTIVES OF THE FUNDS?

         Each Fund seeks to provide investors who participate in qualified retirement plans with investment results that exceed the performance of a "Benchmark Index." The Benchmark for the Large-Cap Fund is the S&P 500 and the Benchmark for the Small-Cap Fund is the Russell 2000.

LARGE-CAP FUND      seeks to exceed  the  performance  of  publicly
                    traded large capitalization stocks in the aggregate, as represented by the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks. The S&P 500 represents approximately 70% of the total domestic
                    U.S. equity market capitalization.

SMALL-CAP           FUND  seeks to exceed  the  performance  of  publicly
                    traded small capitalization stocks in the aggregate, as represented by the Russell 2000. The Russell 2000 is an unmanaged index of 2000 common stocks of small market capitalization companies.

HOW WILL THE FUNDS INVEST THEIR ASSETS?

         To seek to achieve its objective, each Fund, under normal market conditions, invests in a portfolio of securities that is considered more "efficient" than the applicable Benchmark. An efficient portfolio is one that has the maximum expected return for any level of risk. The efficient mix of securities is established mathematically, taking into account the expected return and volatility of returns for each security in a given universe, as well as the historical price relationships between the different securities in the universe.

         To implement this strategy with respect to the Funds, the Adviser compiles the historical price data of all securities which comprise the S&P 500 in the case of the Large-Cap Fund and the Russell 2000 in the case of the Small-Cap Fund. The Adviser may eliminate a security from consideration if it considers the security to have an inadequate or misleading price history. Using this historical price data, the Adviser constructs and analyzes a complete matrix of all the possible price relationships between the securities in the applicable Benchmark.

         Using a sophisticated software program that incorporates risk reduction techniques developed by investment professionals of the Adviser, the Adviser constructs a number of portfolios with respect to each Fund, which portfolios are believed to have optimized risk/reward ratios. From these alternative portfolios, the Adviser selects the combination of securities, together with their appropriate weightings, that the Adviser believes will comprise the optimal portfolio for each Fund. It is expected that each Fund's optimal portfolio will not include all the stocks in and will be weighted differently than its Benchmark. The optimal portfolio for a Fund is designed to have a return greater than, but highly correlated with, the return of its Benchmark. Please see "Quantitative Methodology" in the SAI for a further description of how the Adviser constructs and maintains an optimal portfolio for each Fund. No quantitative methodology or technical analysis, including the Adviser's, has ever been objectively proven to provide enhanced investment return and reduced investment risk in actual long-term portfolio results.

         Under normal circumstances, at least 65% of Large-Cap Fund's and Small-Cap Fund's total assets are invested in equity securities of large market capitalization companies and small market capitalization companies, respectively. For purposes of the Funds' investments, large market capitalization companies are those ranked, according to market capitalization, within the top 500 domestic companies that are listed on a U.S. securities exchange or traded over-the-counter and small market capitalization companies are those not ranked, according to market capitalization, within the top 1,000 domestic companies that are listed on a U.S. securities exchange or traded over-the-counter, both determined at the time of the Funds' investments. Companies whose capitalization falls outside these ranges after purchase continue to be considered large or small market capitalized, as the case may be, for purposes of this policy.

         While each Fund will generally be substantially fully invested in equity securities that comprise the applicable Benchmark, each Fund may under normal circumstances invest up to 10% of its total assets in securities, issued or guaranteed by the U.S. Government or its agencies, authorities, instruments or sponsored enterprises (collectively, "U.S. Government securities") and shares of real estate investment trusts ("REITs"). In addition, each Fund may, but is not required to, utilize various investment strategies and techniques to seek to hedge various market risks (such as broad or specific equity market movements and interest rate risk) or to enhance potential gain. The investment strategies and techniques used by the Funds and the instruments in which they invest may change over time as new techniques, strategies and instruments are developed or regulatory changes occur. In the course of pursuing their investment objectives, the Funds may: (i) purchase and write (sell) put and call options on securities and indices; (ii) purchase and sell financial futures contracts and options thereon; (iii) lend portfolio securities; (iv) enter into repurchase agreements;
(v) purchase securities on a forward commitment, when-issued or delayed delivery basis; and (vi) invest in restricted, illiquid and structured securities. For further information concerning the securities in which the Funds may invest and the investment strategies and techniques they may employ, see "Risk Considerations and Other Investment Practices and Policies" beginning on page 20 of this Prospectus.

         The investment policies, including each Fund's investment objective, described in this Prospectus are non-fundamental policies which may be changed by the Trustees without the approval of shareholders. If there is a change in either Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs. Each Fund has adopted certain fundamental policies which may not be changed without the approval of the applicable Fund's shareholders. See "Investment Restrictions" on page 23 of this Prospectus.

RISK FACTORS

         There is no assurance that either Fund will achieve its investment objective. Because each Fund owns different types of investments, its performance is affected by a variety of factors. The value of a Fund's investments and the income they generate (and, therefore, its net asset value) will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. When you sell your shares, they may be worth more or less than what you paid for them.

         The Small-Cap Fund will invest in equity securities of small capitalization companies included within the Russell 2000 and the Large-Cap Fund may invest in such securities to the extent that they are included in the S&P
500. Although investments in securities of small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more mature, better known companies. Small capitalization securities may be subject to more volatile market movements than securities of larger capitalization securities, such as those included in the S&P 500. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. Small capitalization securities may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Small-Cap Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

         In general, the value of a Fund's investment in U.S. Government securities rises when interest rates fall, and vice versa. Although U.S. Government securities have varying levels of sensitivity to changes in interest rates, longer-term U.S. Government securities are generally more sensitive to interest changes than shorter-term U.S. Government securities. Investing in REITs involves risks in addition to those associated with U.S. Government securities. REITs may be affected by changes in the value of the underlying property and by the quality of any credit extended, are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency. The risks associated with the Funds' transactions in options, futures and other types of derivative securities including structured securities may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk.

         For a further discussion of the risks associated with an investment in the Funds, please see "Risk Considerations and Other Investment Practices and Policies" beginning on page 20 of this Prospectus.


                               ELIGIBLE INVESTORS

         Institutional Class shares of the Funds are designed to provide investment vehicles for variable annuity and variable life insurance contracts ("Variable Contracts") of various insurance companies' separate accounts ("Separate Accounts").

         Adviser Class shares and Institutional Class shares of the Funds may also be purchased for the account of qualified pension or retirement plans ("Qualified Plans"). Qualified plans include: qualified plans and trusts under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), annuity plans under Code Section 403(a), Code Section 403(b) annuities and custodial accounts, certain governmental plans, simplified employee pension plans, deferred compensation arrangements under Code Section 457(b) and certain Individual Retirement Accounts ("IRAs"). IRAs that may invest in Institutional Class shares of the Funds are limited to those established for the benefit of: (a) current and former Trustees and officers of the Trust; (b) current and former principals and employees of the Adviser; (c) directors, officers and employees of companies and their affiliates that have an advisory relationship with the Adviser; (d) directors, officers and employees of companies and their affiliates serving in an advisory capacity to sponsors of Qualified Plans and (e) members of the immediate families of any of the foregoing persons.

         Should you have any questions as to whether you are an eligible investor in shares of the Funds, please call WPG at 1-800-223-3332.


                       INSURANCE COMPANY SEPARATE ACCOUNTS

         Insurance Company Separate Accounts may only invest in Institutional Class shares of the Funds. Because holders of Variable Contracts may not purchase or redeem Institutional Class shares of the Funds directly, you should read the prospectus of your insurance company Separate Account to obtain instructions for purchasing a Variable Contract. Variable Contracts may or may not make investments in both the Funds described in this Prospectus.

         Separate Accounts purchase and redeem Institutional Class shares of the Funds at their respective net asset values. Redemptions will be effected by Separate Accounts to meet obligations under Variable Contracts. Insurance companies who wish to designate Institutional Class shares of the Funds as investment vehicles for their Separate Accounts should contact WPG at 1-800-223-3332.


                                 QUALIFIED PLANS

         The following information describes how participants in Qualified Plans may arrange to buy, sell (redeem) and exchange Adviser and Institutional Class shares of the Funds for the account of their Qualified Plans.

A.       ALTERNATIVE PURCHASE ARRANGEMENTS

         Each Fund continuously offers through this Prospectus Adviser and Institutional Class shares to Qualified Plans. If the trustee, custodian, plan administrator or other fiduciary (each, a "Plan Fiduciary") responsible for making investments on behalf of a Qualified Plan does not specify in the instructions to the Funds which class of shares to purchase, the Funds will assume that the instructions apply to Adviser Class shares.

         Both Adviser Class and Institutional Class shares are sold without a sales charge. Adviser Class shares are subject to distribution fees of up to 0.25% and service fees of up to 0.25% of each Fund's average daily net assets attributable to Adviser Class Shares. Institutional Class shares are subject to service fees of up to 0.25% of each Fund's average daily net assets attributable to Institutional Class Shares. See "Distribution Plans" and "Service Plans" below in this Prospectus.

B.       HOW TO BUY SHARES

THROUGH WHOM MAY SHARES OF THE FUNDS BE PURCHASED FOR QUALIFIED PLANS?

         Because you may not purchase shares of the Funds directly, all orders to purchase Institutional Class shares must be made through the Plan Fiduciary of your Qualified Plan. If the monies you wish to invest in the Funds are maintained in a Qualified Plan sponsored by your employer, please consult with your employer for information about how to purchase shares of the Funds. If the monies you wish to invest in the Funds are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to purchase shares of the Funds.

         You may establish an IRA with the Trust's custodian, Boston Safe Deposit and Trust Company ("Boston Safe"), through which you may invest in the Funds. Additionally, you may invest in the Funds by "rolling over" an existing IRA into an IRA maintained by Boston Safe. Please call WPG at 1-800-223-3332 for information regarding how to establish an IRA with Boston Safe.

WHAT IS THE MINIMUM INVESTMENT BY QUALIFIED PLANS IN SHARES OF THE FUNDS?

         Plan Fiduciaries may invest in the Funds for the account of Qualified Plans with as little as $250. There is no minimum amount required for subsequent investments.

AT WHAT PRICE ARE SHARES OF THE FUNDS OFFERED?

         Shares of each Class of the Funds are sold at the net asset value (NAV) of such Class of shares next determined after First Data Investor Services Group, Inc., the Funds' "Transfer Agent," receives and accepts a purchase order. Purchase orders received and accepted by the Transfer Agent by the close of regular trading on the New York Stock Exchange on any Business Day (normally 4:00 p.m. New York City time) will be effected as of the close of regular trading on the New York Stock Exchange on that day. Otherwise, orders will be effected at the NAV determined on the next Business Day.

HOW MAY PLAN FIDUCIARIES INVEST IN THE FUNDS FOR THE ACCOUNT OF THEIR QUALIFIED PLANS?

         In order to make an initial investment in a Fund for a Qualified Plan, Plan Fiduciaries must open an account with the Funds by furnishing to WPG the information in the applicable Account Information Form included with this Prospectus. Please note that there is an Account Information Form applicable to IRAs and an Account Information Form applicable to other Qualified Plans and to insurance company separate accounts. Shares of the Funds may be purchased by Plan Fiduciaries for the account of Qualified Plans on any day during which the New York Stock Exchange is open for business (a "Business Day").

PLAN FIDUCIARIES:  TO MAKE AN INITIAL INVESTMENT FOR A QUALIFIED PLAN
-------------------------------------------------------------------------------


By Mail:                 1.  Make a check payable to the Fund in which you
                             wish to invest.

                         2. Mail the completed Account Information Form and check to WPG.

By Wire:                 1.  Call 1-800-223-3332 to open an account and to
                             receive an application. Funds may be wired after the application has been received.

                         2.  Instruct your bank to wire funds to:

                             Boston Safe Deposit and Trust  Company
                             WPG Deposit Account No. 12-816-3
                             Bank Routing No. 011-00123-4
                             Specify:
                                Name of Fund
                                Class of shares
                                Account Number
                                Name(s) in which account is to be registered

                         3.  Mail the completed Account Information Form to WPG.

-------------------------------------------------------------------------------


PLAN FIDUCIARIES:  TO MAKE FURTHER INVESTMENTS FOR A QUALIFIED PLAN
-------------------------------------------------------------------------------


Automatically:           1.  Use the Automatic Investment Plan.  Sign up for
                             this service when opening  an account, or call
                             1-800-223-3332 to receive a Servicing Form to add this privilege. Designate the bank or credit union account from which funds will be drawn.

                         2. The amount to be invested will automatically be withdrawn from the designated bank or credit union account on or about the first Business Day of the month or quarter selected.

By Telephone:            1.  Sign up for this service when opening an account,
                             or call 1-800-223-3332 to receive a Services Form
                             to add this privilege. Designate the bank or
                             credit union account from which funds will be
                             drawn.  Note that in order to invest by phone,
                             the account must be in a bank or credit union that
                             is a member of the Automated Clearing House
                             system (ACH).
--------------------------------------------------------------------------------

                         2. Once this service has been selected, Plan Fiduciaries may purchase additional shares for the account of their Qualified Plans by calling the Funds' Transfer Agent toll-free at 1-800-223-3332.

                         3. Give the Transfer Agent representative the name(s) in which the account is registered, the Fund name, Class of shares, the account number, and the amount of the investment.

                         4. An investment will normally be credited to the Qualified Plan account upon receipt of payment.

                             During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times please consider placing purchase orders by mail.

By Mail:                 1.  Include a note with the investment specifying:

                                      Name of the Fund
                                      Class of shares
                                      Account Number
                                      Name(s) in which account is registered

                         2. Make the check payable to the Fund in which you wish to or are instructed to invest. Indicate the account number on the check.

                         3. Mail the account information and check to the Transfer Agent at the address indicated on the back cover of this Prospectus.

By Wire:                     Instruct the bank to wire funds to:

                                  Boston Safe Deposit and Trust Company
                                  WPG Deposit Account No. 12-816-3
                                  ABA Routing No. 011-00123-4
                                  For credit to:
                                      Name of Fund
                                      Class of shares
                                      Your Account Number
                                      Name(s) in which account is registered



         OTHER PURCHASE INFORMATION. Each Fund reserves the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. As a condition of this offering, if your purchase is cancelled due to nonpayment or because your check does not clear (and, therefore, your account is required to be redeemed), you will be responsible for any loss incurred by the Fund(s) affected. All purchases must be made in U.S. dollars. Checks drawn on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. In such cases, Institutional Class shares of the Funds are priced at the net asset value computed after the Transfer Agent receives notification of the dollar equivalent from the Funds' custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m. New York City time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information.

         ACQUIRING SHARES OF THE FUNDS IN EXCHANGE FOR SECURITIES. Shares of the Funds may be purchased in whole or in part by delivering to the Funds' custodian, Boston Safe, securities acceptable to WPG. Please see "In-Kind Purchases" in the SAI for the terms and conditions of these transactions.

C.       HOW TO SELL SHARES

HOW MAY SHARES OF THE FUNDS BE REDEEMED FOR QUALIFIED PLANS?

         Subject to the restrictions (if any) imposed by your Qualified Plan, you can arrange to sell or "redeem" some or all of your shares on any Business Day. All orders to redeem shares of the Funds held for the account of Qualified Plans must be made through your Plan Fiduciary. If the shares you wish to redeem are held for the account of a Qualified Plan sponsored by your employer, please consult with your employer for information about how to redeem shares of the Funds. If the shares you wish to redeem are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to redeem shares of the Funds. Please note that shares may not be redeemed by telephone or telegram, except for exchanges which can be requested by Plan Fiduciaries by telephone or in writing.

AT WHAT PRICE ARE SHARES OF THE FUNDS REDEEMED?

          Shares of each Class of the Funds will be  redeemed at the share price
(NAV) of such Class of shares next calculated after a redemption order is received in good order by the Transfer Agent. Once shares are redeemed, sale proceeds generally are available the next Business Day, but may take up to three Business Days. For your protection, redemption proceeds will not be released until a shareholder's account has been opened and payment for the shares to be redeemed have been received by the Fund, which may take up to fifteen days in the case of payments made by check.

         The net asset value per share received upon redemption or repurchase may be more or less than the original cost of the shares, depending on the market value of the portfolio at the time of redemption or repurchase.




Plan Fiduciaries:  To Redeem Shares for a Qualified Plan
-------------------------------------------------------------------------------


By Mail:                 1.  In a written request specify:

                                  Name of the Fund
                                  Class of shares
                                  Account Number
                                  Name(s) in which account is registered
                                  The dollar amount or the number of shares to be redeemed

                         2. Mail the redemption request to the Transfer Agent at the address indicated on the back cover of this Prospectus.

--------------------------------------------------------------------------------

         GENERAL REDEMPTION INFORMATION. Redemption requests must be received by the Transfer Agent before the close of business on the New York Stock Exchange to receive that day's share price (NAV). A written redemption request must be signed by all registered shareholders for the account using the exact names in which the account is registered or accompanied by executed power(s) of attorney. Unless otherwise specified, redemption proceeds will be sent by check to the record address. Plan Fiduciaries may elect to have redemption proceeds wired to a checking or bank account if wire redemptions were authorized when the account was opened or have subsequently been authorized.

         Redemptions may be suspended or postponed during any period in which any of the following conditions exist: the New York Stock Exchange is closed or trading on the Exchange is restricted; an emergency exists during which it is not reasonably practicable for a Fund to dispose of its portfolio securities or to fairly determine its net asset value; or the SEC, by order, so permits.

         CERTAIN REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. A signature guarantee is a widely accepted way to protect you and the Funds from fraud by verifying the signature on your redemption request. A signature guarantee is required if (a) the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account, (b) the redemption request is made for the account of an IRA or (c) the net asset value of the shares redeemed is $100,000 or more (this requirement may be waived by the Adviser in its discretion).

         The following institutions may provide a signature guarantee, provided that the institution meets credit standards established by the Transfer Agent:
(i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Signature guarantees may not be provided by a notary public.

         SMALL ACCOUNTS. In order to reduce the expense of maintaining numerous small accounts, the Trust reserves the right to redeem any shareholder account (other than an IRA) if, as a result of redemptions, the value of the account is less than $100. Shareholders will be allowed at least 60 days, after written notice by the Trust, to make an additional investment to bring the account value up to at least $100 before the redemption is processed.

         CHANGE IN TAX STATUS. Insurance companies and Plan Fiduciaries are required to notify the Trust through the Transfer Agent if the tax status of their Separate Account or Qualified Plan is revoked or challenged by the Internal Revenue Service. The Trust reserves the right to redeem any fund account of any shareholder whose qualification as a diversified segregated asset account or a qualified pension or retirement plan satisfying the requirements of Treasury Regulation ss. 1.817-5 is revoked or challenged. The Trust will not treat an investor as a qualified pension or retirement plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An Insurance Company or Qualified Plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the Trust for losses incurred by the Trust as a result of such action.

D.       HOW TO EXCHANGE SHARES

MAY  SHARES BE EXCHANGED FOR SHARES OF OTHER MUTUAL FUNDS?

         Subject to the terms of your Qualified Plan, shares of a Fund may be exchanged for shares of the same Class of the other Fund or for shares of the same Class of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund and Tomorrow Post-Retirement Fund (collectively, the Tomorrow Funds"). To obtain a current prospectus for the shares of the Tomorrow Funds, please call 1-800-223-3332. Please consider the differences in investment objectives and expenses of a Tomorrow Fund as described in its prospectus before making an exchange.

DO SALES CHARGES APPLY TO EXCHANGES?

         As is the case with initial purchases of shares of the Funds, exchanges of shares are made without the imposition of a sales charge.

HOW MAY I MAKE AN EXCHANGE FOR MY QUALIFIED PLAN?

         Because shares of the Funds are held for the account of Qualified Plans, all orders to exchange shares must be made through your Plan Fiduciary. If the shares you wish to exchange are held for the account of a Qualified Plan sponsored by your employer, please consult with your employer for information about how to exchange shares of the Funds. If the shares you wish to exchange are maintained by your Plan Fiduciary in an IRA or other self-administered Qualified Plan, please consult with your Plan Fiduciary for information about how to exchange shares of the Funds.

Plan Fiduciaries:  To Exchange Shares
-------------------------------------------------------------------------------


By Phone:               1.  Use the telephone exchange privilege.  The telephone
                            exchange privilege is not available automatically.
                            It is necessary to sign up for this privilege on the Account Application Form when opening an account, or call 1-800-223-3332 to receive a Services Form to add this privilege.

                        2. Once this privilege has been selected, simply call the Transfer Agent toll free at 1-800-223-3332 between 9:00 a.m. and 4:00 p.m. New York City time on any Business Day.

                        3. Give the following information to the Transfer Agent representative:

                                Name of current Fund
                                Class of shares
                                Name of the  Tomorrow  Fund into which the
                                current  Fund  shares  will  be  exchanged
                                Account   Number  Name(s)  in  which  your
                                account is registered The dollar amount or the number of shares to be exchanged

By Mail:                1.  Mail a written request to the Transfer Agent at the
                            address listed on the back cover of this Prospectus specifying:

                                   Name of current Fund
                                   Class of shares
                                   Name of the  Tomorrow  Fund into which the
                                     current  Fund  shares  will  be  exchanged
                                   Account   Number  Name(s)  in  which  your
                                     account is registered
                                   The dollar amount or the number of shares to
                                     be exchanged

                        2. The exchange request must be signed by all registered holders for the account using the exact names in which the account is registered or accompanied by executed power(s) of attorney.

-------------------------------------------------------------------------------


         GENERAL EXCHANGE INFORMATION. Shares exchanged are valued at their respective net asset values next determined after the exchange request is received by the Transfer Agent. All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be available for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; (iii) the minimum amount for exchanging from one fund into another fund is $100 or the total value of your fund account (if less than $100) and must satisfy the minimum account size of the fund to be exchanged into; and (iv) exchanges may only be made for the same class of shares.

         To confirm that telephone exchange requests are genuine, the Trust employs reasonable procedures, such as providing written confirmation of telephone exchange transactions and tape recording of telephone exchange requests. If the Trust does not employ such reasonable procedures, it may be liable for any loss incurred by a shareholder due to a fraudulent or unauthorized telephone exchange request. Otherwise, neither the Trust nor its agents will be liable for any loss incurred by a shareholder as the result of following instructions communicated by telephone that they reasonably believed to be genuine. The Trust reserves the right to refuse any request made by telephone and may limit the dollar amount involved or the number of telephone requests made by any shareholder. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times please consider placing your order by mail.

         To prevent abuse of the exchange privilege to the detriment of other shareholders, the Trust limits the number of exchanges and purchase/redemption transactions by any one shareholder account (or group of accounts under common management) to a total of six transactions per year. This policy applies to exchanges into or out of any Tomorrow Fund and any pair of transactions involving a purchase of shares of any Tomorrow Fund followed by a redemption of an offsetting or substantially equivalent dollar amount of shares of that same Tomorrow Fund. If a Plan Fiduciary violates this policy, his/her future purchases of, or exchanges into, the Tomorrow Funds may be permanently refused. This policy does not prohibit redemptions of shares of any series. This policy may be waived by WPG in its discretion. Further, the exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty
(60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.


                    HOW EACH FUND'S SHARE PRICE IS DETERMINED

         The net asset value per share of a class of a Fund is determined by dividing the value of its assets, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. New York City time) on each Business Day. Adviser Class shares and Institutional Class shares of the Funds may have different net asset values.

         Portfolio securities (other than certain money market instruments) are valued primarily based on market quotations or, if market quotations are not available, at fair market value as determined in good faith by a valuation committee appointed by the Trustees. In accordance with procedures adopted by the Trustees, each Fund may use pricing services to value fixed-income investments. Money market instruments with a remaining maturity of 60 days or less at the time of purchase are generally valued at amortized cost when the Trustees believe that amortized cost approximates market value.


                             MANAGEMENT OF THE FUNDS

TRUSTEES

     Each Fund is a separate investment series of Tomorrow Funds Retirement Trust, a Delaware business trust (the "Trust"). Under the terms of the Agreement and Declaration of Trust establishing the Trust, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.

INVESTMENT ADVISER

         Weiss, Peck & Greer, L.L.C., One New York Plaza, New York, New York 10004 serves as the investment adviser to each Fund pursuant to an investment advisory agreement. The Adviser, a privately held limited liability company with over 20 years' experience as an investment adviser to individual and institutional clients, has, together with its affiliates, approximately $13 billion under management. Subject to the supervision and direction of the Trustees, the Adviser manages each Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund. For these services, each Fund pays the Adviser a monthly fee equal on an annual basis to 0.75% of its average daily net assets.




         Daniel J. Cardell is primarily responsible for the day-to-day management of each Fund's portfolio. Mr. Cardell has been a principal of WPG since May 1996. Prior to joining the Adviser, Mr. Cardell was Senior Vice President and Director of Equities for the Bank of America.

         The Adviser has voluntarily agreed to limit temporarily each Fund's operating expenses (excluding Rule

12b-1 fees applicable to the Adviser Class shares, service fees applicable to the Institutional Class shares, any other class-specific expenses, litigation, indemnification and other extraordinary expenses) to 1.25% of its average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so.

         From time to time, the Adviser may compensate insurance companies or their affiliates who hold Institutional Class shares of the Tomorrow Funds for the account of their customers for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate up to 0.25% of the net asset value of Institutional Class shares held for the account of those customers depending on the nature, extent and quality of the services provided, will be paid from the Adviser's own resources and not from the assets of any Tomorrow Fund.

ADMINISTRATOR

         Pursuant to an administration agreement with each Fund, WPG provides personnel for supervisory, administrative, accounting, shareholder services and clerical functions; oversees the performance of administrative and professional services to the Funds by others; provides office facilities, furnishings and office equipment; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Funds as Administrator, WPG is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.09% of each Fund's average daily net assets. The administrative fee for each Fund is reviewed and approved annually by the Trustees.

EXPENSES

         Each Fund bears all expenses of its operation, subject to the expense limitation agreement described above. In particular, each Fund pays: investment advisory fees; administration fees; service fees with respect to the Institutional Class shares; distribution and service fees with respect to the Adviser Class shares; custodian and transfer agent expenses; legal and accounting fees and expenses; expenses of preparing, printing, and distributing Prospectuses and SAIs to existing shareholders, and shareholder communications and reports; expenses of computing its net asset value per share; federal and state registration fees and expenses with respect to its shares; proxy and shareholder meeting expenses; expenses of issuing and redeeming its shares; independent trustee fees and expenses; expenses of bond, liability, and other insurance coverage; brokerage commissions; taxes; trade association fees; and certain non-recurring and extraordinary expenses. In addition, the expenses of organizing the Funds and initially registering and qualifying their shares under federal and state securities laws are being charged to the Funds' operations, as an expense, over a period not to exceed 60 months from the Funds' inception date.

         Each Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for that Fund are less than the expense limitations set forth above for any such year. No interest, carrying or finance charge will be paid by a Fund with respect to the amounts representing fees foregone or other expenses paid. In addition, no Fund will pay any unreimbursed amounts to the Adviser upon termination of its investment advisory agreement.


                               DISTRIBUTION PLANS

         The Trust, on behalf of the Adviser Class shares of each Fund, has adopted a Distribution Plan (the "Distribution Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Distribution Plans, each Fund pays distribution and service fees at an aggregate annual rate of 0.50% of a Fund's average daily net assets attributable to Adviser Class shares. Up to 0.25% is for service fees and the remaining amount is for distribution expenses. The distribution fee is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class shares of the Funds, including the payment of commissions by WPG to Authorized Firms. The service fee is intended to be compensation for personal services and/or account maintenance services with respect to the Adviser Class shares.

         WPG makes monthly payments to Authorized Firms based on the average net asset value of the Adviser

Class shares which are attributable to Qualified Plans for whom the Authorized Firms are designated as the dealer of record. WPG makes such payments in amounts up to the distribution fee it receives with respect to such Adviser Class shares. WPG may suspend or modify such payments to Authorized Firms.

                                  SERVICE PLANS

         The Trust, on behalf of the Institutional Class shares of each Fund, has adopted a service plan pursuant to which each Fund pays service fees at an aggregate annual rate of up to 0.25% of a Fund's average daily net assets attributable to Institutional Class shares (the "Service Plans"). The service fee is payable for the benefit of the Qualified Plan and is intended to be compensation to Plan Fiduciaries for providing personal services and/or account maintenance services to participants in Qualified Plans who beneficially own Institutional Class shares of the Funds. The Trust, on behalf of the applicable Fund, will make monthly payments to Plan Fiduciaries, for the benefit of their Qualified Plans, based on the average net asset value of the Institutional Class shares which are attributable to the Qualified Plan


                               DIVIDENDS AND TAXES

         Each Fund is treated as a separate entity for federal income tax purposes and has elected and has qualified to be treated as a "regulated investment company" under the Internal Revenue Code and intends to qualify for such treatment for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. Each Fund also intends to satisfy certain additional diversification requirements applicable under Section 817(h) of the Internal Revenue Code in order to permit investments in Institutional Class shares of the Funds by insurance company Separate Accounts that fund Variable Contracts, which are subject to such requirements. It is possible that in order to satisfy the applicable diversification requirements, investment decisions may be made which would affect either positively or negatively the investment performance of a Fund. As a regulated investment company, each Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Internal Revenue Code.





         Each Fund intends to distribute all of its net investment income and net capital gains each year. Income dividends, if any, will be declared and distributed at least annually by each Fund. Net short-term and long-term capital gains of each Fund, if any, realized during the taxable year will be distributed no less frequently then annually. Dividends derived from each Fund's net investment income (including dividends, interest and recognized market discount income), and net short-term capital gains received by a Fund are treated as ordinary income under the Internal Revenue Code. Distributions from each Fund's net long-term capital gains are treated as long-term capital gains under the Internal Revenue Code, regardless of how long shares of the Funds have been held.

         Participants in Qualified Plans may be eligible for tax deferral on distributions a Qualified Plan receives from a Fund and gains that arise from a Qualified Plan's dispositions of Fund shares. This Prospectus does not describe in any respect such tax treatment. Please consult your Plan Fiduciary or tax adviser. For a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of the insurance company Separate Account.

         It is suggested that holders of Variable Contracts and participants in Qualified Plans keep all statements received from their insurance company or Qualified Plan to assist in personal recordkeeping.

REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Unless a Plan Fiduciary elects otherwise, as permitted in the Account Information Form, income dividends and capital gains distributions with respect to a Fund will be reinvested in additional shares of the same Class of that Fund and will be credited to the Qualified Plan's account with that Fund at the net asset value per share next determined as of the ex-dividend date. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of such payment, the net asset value per share of a Fund will be reduced by the amount of such payment. Although income dividends and capital gains distributions by the Funds may not give rise to current tax liability for the categories of shareholders permitted to invest in the Funds, participants in Qualified Plans may be subject to tax on all or a portion of their distributions from such Plans or upon the failure of such Plans to maintain their qualified status under complex Internal Revenue Code provisions concerning which a tax adviser should be consulted. Withdrawals or other payments to Variable Contract holders from insurance company Separate Accounts may also be taxable. Participants in Qualified Plans who wish to change the manner in which income dividends and capital gains distributions are received by their Qualified Plans should contact their Plan Fiduciaries. Written notification of such change must be received by the Transfer Agent at least ten days before the next scheduled distribution.


                               PORTFOLIO BROKERAGE

         In effecting securities transactions, the Funds generally seek to obtain the best price and execution of orders under the circumstances. Commission rates are a component of price and are considered along with other factors, including the ability of the broker to effect the transaction, and the broker's facilities, reliability and financial responsibility. Subject to the foregoing, the Funds intend to utilize WPG as their primary broker in connection with the purchase and sale of exchange-traded portfolio securities. As the Funds' primary broker, WPG will receive brokerage commissions from the Funds, limited to the "usual and customary broker's commission" specified by the 1940 Act. The Funds intend to continue to use WPG as their primary broker on exchange-traded securities, provided WPG is able to provide execution at least as favorable as that provided by other qualified brokers.

         The Trustees of the Trust have developed procedures to limit the commissions received by WPG to the "usual and customary broker's commission" standard specified by the 1940 Act. On a quarterly basis, the Trustees review the securities transactions of each Fund effected by WPG to assure their compliance with such procedures.

         The Funds may also execute their portfolio transactions through qualified brokers other than WPG. In selecting such other brokers, WPG considers the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by such brokers. Accordingly, the commissions paid to any such broker may be greater than the amount another firm might charge, provided WPG determines in good faith that the amount of such commission is reasonable in relation to the value of the brokerage services and research information provided by such broker. Such information may be used by WPG (and its affiliates) in managing all of its accounts and not all of such information may be used by WPG in managing the Funds. In selecting other brokers for a Fund, WPG may also consider the sale of shares of the Fund effected through such other brokers as a factor in its selection, provided that Fund obtains the best price and execution of orders under the circumstances.


         Money market securities and other fixed-income securities, as well as certain equity securities, in which the Funds invest are traded primarily in the over-the-counter ("OTC") market. For transactions effected in the OTC market, financial intermediaries (i.e., dealers) act as principal rather than as agent and receive a "spread" rather than a commission. The Funds intend to deal with the primary market-makers with respect to OTC securities, unless a more favorable result is obtainable elsewhere.


                                    THE TRUST

         Tomorrow Funds Retirement Trust is an open-end management investment company (commonly referred to as a mutual fund) organized as a Delaware business trust under an Agreement and Declaration of Trust dated June 21, 1995 (the
"Declaration"). The Trust has authorized an unlimited number of shares of beneficial interest.

         As of the date of this Prospectus, the shares of the Trust are divided into six series: Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund, Tomorrow Post-Retirement Fund, Core Large-Cap Stock Fund and Core Small-Cap Stock Fund. The Trust reserves the right to create and issue additional series of shares. No series is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. Shares of a particular series vote separately on matters affecting only that series, including the approval of an investment advisory agreement and changes in fundamental policies or restrictions of a particular series.

         As of the date of this Prospectus, the Trustees have authorized the issuance of two classes of shares for each series, designated as Adviser Class and Institutional Class. The shares of each Class represent an interest in the same portfolio of investments of that series. Each Class has equal rights as to voting, redemption, dividends and liquidation, except that each Class bears different distribution fees and may bear other expenses properly attributable to the particular Class. Adviser Class shareholders of a Fund have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted by holders of Adviser Class shares of that Fund. The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of a series of the Trust into additional classes. In addition, subject to Trustee approval and shareholder approval (if then required), each Fund may pursue its investment objective by investing all of its investable assets in a pooled fund.
See "Other Investment Companies" on page 21 of this Prospectus.

         An insurance company issuing a Variable Contract that participates in Institutional Class shares of a Fund will vote such shares held by the insurance company Separate Accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company Separate Account prospectus.

         When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Trust are fully paid and non-assessable. The Trust is not required, and does not intend, to hold annual shareholder meetings. Shareholders have certain rights, as set forth in the Declaration, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of the Trust.

         In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

         The Trustees of the Trust do not expect any disadvantages to investors arising out of the fact that each Fund may offer a class of its shares to Separate Accounts that serve as investment medium for Variable Contracts or that each Fund may offer its shares to Qualified Plans. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Separate Accounts or Qualified Plans might be required to withdraw their investments in either or both Funds and shares of another series of the Trust may be substituted. This might force a Fund to sell securities at disadvantageous prices.

         In the interests of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Although each Fund is offering only its own shares, since the Funds use this combined Prospectus, it is possible that one Fund might become liable for a misstatement or omission in this Prospectus regarding the other Fund. The Trustees have considered this factor in approving the use of this combined Prospectus.

         As of March 31, 1997, Providian Life and Health Insurance Company Separate Account, P.O. Box 32830, Louisville, KY 40232 beneficially owned in excess of 25% of the outstanding shares of each of Large-Cap Fund and Small-Cap Fund. Accordingly, such entity is deemed to be a controlling person.

                             INVESTMENT PERFORMANCE

         Each Fund may illustrate in advertisements and sales literature its average annual total return, which is the rate of growth of the Fund that would be necessary to achieve the ending value of an assumed initial investment of $1,000 kept in shares of a Class of the Fund for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value; and (2) all recurring fees are included for applicable periods.

         Each Fund may also illustrate in advertisements the cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Fund will assume the reinvestment of all income dividends and capital gains distributions in shares of the Fund for the indicated periods and will include all recurring fees.

         Total returns quoted for the Funds include the effect of deducting each Fund's expenses, but may not include charges and expenses attributable to any particular Qualified Plan or Variable Contract. You should carefully review the prospectus of the insurance product you have chosen or consult with your Plan Fiduciary for information on relevant charges and expenses. Because these charges and expenses are excluded from a Fund's quoted performance, the investment return received by a participant in a Qualified Plan or a holder of a Variable Contract investing in the Fund may be lower than the quoted performance of the Fund. You should bear in mind the effect of these charges when comparing a Fund's performance to that of other mutual funds.

         Each Fund's total return will be calculated separately for Adviser Class and Institutional Class shares. Because each Class of shares is subject to different expenses, the yield and total return calculations with respect to each Class of shares of a Fund will differ. The investment performance of the Adviser Class and Institutional Class shares will be affected by the payment of distribution and service fees.

         The performance of the Funds will vary from time to time and past results are not necessarily representative of future results. Performance is a function of the type and quality of a Fund's portfolio securities and is affected by operating expenses. Performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. An investment in any Fund involves the risk of loss.


RISK CONSIDERATIONS AND OTHER INVESTMENT PRACTICES AND POLICIES

U.S. GOVERNMENT SECURITIES. Each Fund may invest in all types of U.S. Government securities, including obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises. Some U.S. Government securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States of America. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer.

         The Funds may invest in U.S. Government securities which are zero coupon or deferred interest securities. For example, each Fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. Any Fund that invests in REITs will indirectly bear its proportionate share of any expenses paid by such REITs in addition to the expenses paid by the Fund.

         Investing in REITs involves certain risks: equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self- liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

STRUCTURED SECURITIES. Each Fund may invest in "structured" securities, such as notes, bonds or debentures. The distinguishing feature of a structured security is that the value of the principal of and/or interest payable on the security is determined by reference to the value of a benchmark or the relative change in two or more benchmarks. These benchmarks include stock prices and indices, currency exchange rates and physical commodity prices. Structured securities may be positively or negatively indexed, so that appreciation of the benchmark may produce an increase or decrease in the interest rate or value of the structured security at maturity. Certain structured securities may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, the Fund's net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the Fund's limitation on investments in illiquid securities. See "Restricted and Illiquid Securities" on page 23.

OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in the securities of other investment companies but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. For example, the Large-Cap Fund may invest in Standard & Poor's Depository Receipts ("Spiders"), shares of a closed-end investment company, whose performance is designed to replicate the performance of the S&P 500 Index.

         Each Fund is authorized to invest all of its assets in the securities of a single open-end investment company (a "pooled fund") having substantially identical investment objectives, policies and restrictions as such Fund, notwithstanding any other investment restriction or policy. Such a structure is commonly referred to as "master/feeder." If authorized by the Trustees and subject to shareholder approval (if then required by applicable law), a Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Trustees currently do not intend to authorize investing in a pooled fund in connection with a master/feeder structure.

SHORT-TERM DEBT SECURITIES. Each Fund may establish and maintain cash balances for temporary purposes in order to maintain liquidity to meet shareholder redemptions. Each Fund may also establish and maintain cash balances for defensive purposes without limitation to seek to hedge against potential stock market declines. A Fund's cash balances, including uncommitted cash balances, may be invested in investment grade money market instruments and short-term interest-bearing securities. These securities consist of U.S. Government securities, instruments of U.S. banks (including negotiable certificates of deposit, non-negotiable fixed-time deposits and bankers' acceptances), repurchase agreements, prime commercial paper of U.S. companies and debt securities that make periodic interest payments at variable or floating rates.

WRITING AND PURCHASING PUT AND CALL OPTIONS ON SECURITIES AND SECURITIES INDICES. To seek additional income or to minimize anticipated declines in the value of its securities or to seek to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements), each Fund may purchase and write (i.e., sell) call and put options on securities and securities indices. Option transactions in which the Funds may engage may be traded on securities exchanges or in the over-the-counter market. Each Fund currently intends to limit its option transactions during the current fiscal year so that no more than 5% of the Fund's net assets will be at risk as a result of such transactions. Please see the SAI for a further discussion of option transactions and associated risks.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may engage in futures transactions and related options. Future contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging and non-hedging purposes to the extent permitted by regulations of the Commodity Futures Trading Commission. A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures would exceed 5% of the Fund's net assets, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund may also enter into closing purchase and sale transactions with respect to futures contracts and related options.

         The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund's income due to the use of hedging; possible reduction in value of the both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Fund may have experienced better investments results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the SAI.

FORWARD COMMITMENT, DELAYED DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis (collectively, "when-issued securities"). When such transactions are negotiated, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 90 days after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. When-issued securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. When a Fund purchases securities on a when-issued basis, the Fund's custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitment. A Fund may close out a position in securities purchased on a when-issued basis prior to the settlement date.

LENDING OF PORTFOLIO SECURITIES. Each Fund may also seek to increase its income by lending portfolio securities. Such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Adviser determines to make securities loans, the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund. Although the Funds may loan portfolio securities on a short-term, medium-term and long-term basis, any such loan may be called at any time for reacquisition by the respective Fund within the normal settlement period for the security. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain over-the-counter options, certain structured securities and "restricted securities" (i.e., securities that would be required to be registered under the Securities Act of 1933, as amended ("1933 Act"), prior to distribution to the general public) including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A under the 1933 Act, unless the Trustees determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements through which the Fund purchases a security (the "underlying security") from a domestic securities dealer or bank that is a member of the Federal Reserve System. Under the agreement, the seller of the repurchase agreement (i.e., the securities dealer or bank) agrees to repurchase the underlying security at a mutually agreed upon time and price. In repurchase transactions, the underlying security, which must be a high-quality debt security, is held by the Fund's custodian through the federal book-entry system as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of bankruptcy or default of certain sellers of repurchase agreements, a Fund could experience costs and delays in liquidating the underlying security held as collateral and might incur a loss if such collateral declines in value during this period.

MARKET CHANGES. The market value of the Fund's investments, and thus each Fund's net asset value, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to increase. Conversely, when interest rates increase, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

PORTFOLIO TURNOVER. Although neither Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by a Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs which must be borne by the applicable Fund and its shareholders and may, under certain circumstances, make it more difficult for such Fund to qualify as a regulated investment company under the Internal Revenue Code. See "Financial Highlights" for the Fund's portfolio turnover rates.

DIVERSIFICATION. Each Fund is diversified, as defined in the 1940 Act. As such, each Fund has a fundamental policy that limits its investments so that, with respect to 75% of its assets (i) no more than 5% of the Fund's total assets will be invested in the securities of a single issuer and (ii) each Fund will purchase no more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements collateralized by U.S. Government securities or investments in other investment companies. In addition to the diversification requirements under the 1940 Act, the Funds must satisfy the diversification requirements under the Internal Revenue Code applicable to regulated investment companies and the additional diversification requirements applicable under Section 817(h) of the Internal Revenue Code to Separate Accounts that fund Variable Contracts. These requirements place certain limitations on the assets of a Fund that may be invested in securities of a single issuer or interests in the same commodity. More specific information on these diversification requirements is contained in the SAI.

INVESTMENT RESTRICTIONS. Each Fund is subject to further investment policies and restrictions that are described in the SAI. As previously described, the foregoing investment policies, including each Fund's investment objective, are non-fundamental policies which may be changed by the Trustees without the approval of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs. Each Fund has adopted certain fundamental policies which may not be changed without the approval of the applicable Fund's shareholders. Among other fundamental restrictions listed in the SAI, neither Fund may (1) with respect to 75% of its total assets, purchase securities of any one issuer (other than U.S. Government securities and securities of other investment companies) if more than 5% of its total assets would be invested in such issuer, (2) act as an underwriter except in certain circumstances, (3) purchase or sell real estate except in certain circumstances, (4) issue senior securities except as permitted by the 1940 Act or (5) invest more than 25% of its total assets in the securities of issuers (including any one foreign government, but excluding the U.S. Government) in any one industry provided; however, that the Large-Cap Fund and the Small-Cap Fund may concentrate their assets in securities of issuers in any industry to the extent that the S&P 500 or the Russell 2000, respectively, are so concentrated.

         If any percentage restriction described above or in the SAI is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the restriction.

                             ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS

         As shareholders in the Funds, Separate Accounts and Qualified Plans will receive an annual report containing audited financial statements and semi-annual reports. Each Separate Account and Qualified Plan will also be provided with a printed confirmation for each transaction in their shareholder account. Holders of Variable Contracts and participants in Qualified Plans may receive additional reports from their insurance company or Plan Fiduciary, as the case may be.

PRINCIPAL UNDERWRITER

         WPG serves as the Funds' principal underwriter.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205 serves as transfer agent and dividend disbursing agent for the Funds. The Funds may also enter into agreements with and compensate other transfer agents and financial institutions who process shareholder transactions and maintain shareholder accounts.

INDEPENDENT AUDITORS
         KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, serves as the independent accountants for the Trust and will audit each Fund's financial statements annually.

LEGAL COUNSEL

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust.

                             ----------------------



No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                                     PART B


                        WEISS, PECK & GREER INVESTMENTS
                        TOMORROW FUNDS RETIREMENT TRUST

                       Tomorrow Long-Term Retirement Fund
                       Tomorrow Medium-Term Retirement Fund
                      Tomorrow Short-Term Retirement Fund
                         Tomorrow Post-Retirement Fund
                           Core Large-Cap Stock Fund
                           Core Small-Cap Stock Fund
                 (each a "Fund" and collectively, the "Funds")





-------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                              ADVISER CLASS SHARES


                                   May 1, 1997

-------------------------------------------------------------------------------



             This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of the Funds, each dated May 1, 1997, as amended and/or supplemented from time to time (collectively, the "Prospectuses"), copies of which may be obtained without charge by writing to Tomorrow Funds Retirement Trust (the "Trust"), One New York Plaza, New York 10004 or by calling 1-800-223-3332.


         THE STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                               TABLE OF CONTENTS

                                                                    Page

         THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES..........       1

              Quantitative Methodology..........................       1

         INVESTMENT TECHNIQUES..................................       3

              Repurchase Agreements.............................       3
              Forward Commitment, Delayed Delivery and
                When-Issued Transactions........................       4
              Loans of Portfolio Securities.....................       5
              Options...........................................       6
              Futures Transactions..............................       9
              Limitations on the Use of Futures Contracts
                and Options on Futures..........................      11
              Special Considerations and Risks
                Related to Options and Futures Transactions.....      12
              Privately Issued Mortgage-Backed Securities.......      14
              Risks Associated with Specific Types
                of Derivative Securities........................      15
              Participation Interests...........................      16
              Securities of Foreign Issuers.....................      16
              Restricted and Illiquid Securities................      17
              Other Investment Companies........................      18

         CALCULATION OF THE FUNDS' RETURNS......................      18
              Total Return......................................      18
              Yield.............................................      19
              Other Quotations, Comparisons and
                General Information.............................      20

         INVESTMENT RESTRICTIONS................................      22

         ADVISORY AND ADMINISTRATIVE SERVICES...................      28

              Investment Adviser................................      28
              Administrator.....................................      31
              Principal Underwriter.............................      33

         DISTRIBUTION PLANS.....................................      33

         TRUSTEES AND OFFICERS..................................      35

         HOW TO PURCHASE SHARES.................................      40

              Acquiring Shares of the Funds in Exchange
                for Shares......................................      40

         REDEMPTION OF SHARES...................................      41

              Systematic Withdrawal Plan........................      41

         NET ASSET VALUE........................................      42

         INVESTOR SERVICES......................................      43

              Automatic Investment Plan.........................      44
              Prototype Retirement Plan for Employers
                and Self-Employed Individuals...................      44
              Individual Retirement Account.....................      46
              Simplified Employee Pension Plans (SEP-IRA).......      47


         DIVIDENDS, DISTRIBUTIONS AND TAX STATUS................      49

         PORTFOLIO BROKERAGE....................................      55

         PORTFOLIO TURNOVER.....................................      59

         ORGANIZATION...........................................      59

         CUSTODIAN..............................................      62

         TRANSFER AGENT.........................................      62

         LEGAL COUNSEL..........................................      62

         FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS..........      62


         APPENDIX...............................................      63

         GLOSSARY...............................................      66

                    THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES

         (See "Investment Objectives and Policies," and "Risk
         Considerations and Other Investment Practices and Policies" in the Prospectuses.)

              All capitalized terms not defined herein shall have the meanings set forth in the Prospectuses.

              The securities in which each Fund may invest and certain other investment policies are described in the Funds' Prospectuses. This Statement of Additional Information should be read in conjunction with the Prospectuses.

              The Appendix to this Statement of Additional Information contains a description of the quality categories of corporate bonds in which the Funds may invest, and a Glossary describing some of the Funds' investments.

         Quantitative Methodology

              To seek to achieve their respective investment objectives, each of the Core Large-Cap Stock Fund ("Large-Cap Fund") and the Core Small-Cap Stock Fund ("Small-Cap Fund") under normal market conditions invests in a portfolio of securities that are considered more "efficient" than the Standard & Poor's 500 Stock Index (the "S&P 500") in the case of the Large-Cap Fund and the Russell 2000 Index (the "Russell 2000") in the case of the Small-Cap Fund. The other Funds seek to achieve similar results with respect to the amount of their assets allocated to Large-Cap, Medium-Cap and Small-Cap securities (as described in the Prospectus applicable to such Funds). The Benchmarks for the Large-Cap, Medium-Cap and Small-Cap Subcategories are the S&P 500, the Standard & Poor's 400 MidCap Index (the "S&P 400") and the Russell 2000, respectively.

              An efficient portfolio is one that has the maximum expected return for any level of risk. The efficient mix of securities is established mathematically, taking into account the expected return and volatility of returns for each security in a given universe, as well as the historical price relationships between the different securities in the universe.

              To implement this strategy with respect to the Large-Cap and Small-Cap Funds and the Subcategories of the other Funds, Weiss, Peck & Greer, L.L.C. (the "Adviser" or "WPG") compiles the historical price data of all securities which comprise the applicable Benchmark. The Adviser may eliminate a security from consideration if it considers the security to have an inadequate or misleading price history. Using this historical price data, the Adviser constructs and analyzes a complete matrix of all the possible price relationships between the securities in the applicable Benchmark.

              Using a sophisticated software program that incorporates risk reduction techniques developed by investment professionals of the Adviser, the Adviser constructs a number of portfolios with respect to the Large-Cap and Small-Cap Funds and the Subcategories, which portfolios are believed to have optimized risk/reward ratios. From these alternative portfolios, the Adviser selects the combination of securities, together with their appropriate weightings, that the Adviser believes will comprise the optimal portfolio for the Large-Cap and Small-Cap Funds and the Subcategories. The respective optimal portfolios for the Large-Cap and Small-Cap Funds and the Subcategories are designed to have returns greater than, but highly correlated with, the return of the applicable Benchmarks.

              After each optimal portfolio is constructed, it may be rebalanced to maintain the original optimal weights. The Adviser will sell a security when the security's weight within an actual portfolio becomes significantly greater than its optimal weight. The Adviser will buy a security when the security's weight within an actual portfolio becomes significantly less than its optimal weight. The Adviser repeats the entire optimization process at least semi-annually, at which point a new portfolio is constructed with respect to the Large-Cap and Small-Cap Funds and the Subcategories adding the most recent historical data, and deleting the oldest data. When a security is removed from a Benchmark, it will not necessarily be removed from the Funds' portfolios within a predetermined length of time.

              The Adviser's research personnel will monitor and occasionally make changes in the way the optimal portfolios are constructed or traded. Such changes may include determining better ways to eliminate issues from consideration in the matrix, improving the manner in which the matrix is calculated, altering constraints in the optimization process and effecting changes in trading procedure (to reduce transaction costs or to enhance the effects of rebalancing). Any such changes are intended to be consistent with the basic philosophy of seeking higher returns with respect to each of the Large-Cap and Small-Cap Funds and each Subcategory than those that could be obtained by investing directly in all the stocks of each Benchmark. Investors should be aware that no quantitative methodology or technical analysis, including the Adviser's, has ever been proven to provide enhanced investment return and reduced investment risk in actual long-term portfolio results.

                             INVESTMENT TECHNIQUES

         The following description of the Funds' investment techniques supplements the discussion contained in the Prospectuses. (See "Risk Considerations and Other Investment Practices and Policies" in the Prospectuses).

         Repurchase Agreements

              Each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. A repurchase agreement is an agreement under which a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by a Fund. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week's duration are subject to each Fund's limitation on investments in illiquid securities.

              Repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, primary dealers in U.S. Government securities reporting to the Federal Reserve Bank of New York or broker-dealers approved by the Trust's Board of Trustees, with respect to securities of the type in which the Funds may invest. The Adviser will monitor the value of the underlying securities throughout the term of the agreement to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with its custodian, Boston Safe Deposit and Trust Company (the "Custodian"), or a subcustodian for the securities and other collateral, if any, acquired under a repurchase agreement for the term of the agreement.

              In addition to the risk of the seller's default or a decline in value of the underlying security (see "Risk Considerations and Other Investment Practices and Policies -- Repurchase Agreements" in the Prospectuses), a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller's trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller. While the Trust acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

         Forward Commitment, Delayed Delivery and When-Issued Transactions

              Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Securities transactions settled on when-issued or forward commitment basis are also know as delayed delivery transactions. The phrase "delayed delivery" is not intended to address transactions involving the purchase of securities where the delay in delivery involves only the brief period usually required by the selling party and its agent solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way. Forward commitment and when-issued transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

              When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

              The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's net asset value starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.

              A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize a capital gain or loss in connection with these transactions.

              When a Fund purchases securities on a when-issued or forward commitment basis, the Custodian will maintain in a segregated account securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         Loans of Portfolio Securities

              Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. See "Risk Considerations and Other Investment Practices and Policies --Lending of Portfolio Securities" in the Prospectuses. The rules of the New York Stock Exchange ("NYSE") give the Fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund.

              At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to its custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

         Options

              Each Fund currently intends to limit its options transactions during the current fiscal year so that no more than 5% of the Fund's net assets will be at risk as a result of such transactions.

              Writing Covered Call Options on Securities. Each Fund may write
         (sell) covered call options on securities ("calls") at such time or times as the Adviser shall determine to be appropriate. When a Fund writes a call, it receives a premium and sells to the purchaser the right to buy the underlying security at any time during the call period (usually between three and nine months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain but is not subject to any loss on any change in the market price of the underlying security relative to the exercise price. A Fund will write such options subject to any applicable limitations or restrictions imposed by law.

              Purchasing Call Options. Each Fund may purchase a call option when the Adviser believes the value of the underlying security will rise or to effect a "closing purchase transaction." A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call is less (or more) than the amount received from the sale thereof.

              Put Options. Each Fund may also write and purchase put options on securities ("puts"). A put written by a Fund obligates it to purchase the specified security at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered. A Fund may purchase a put option when the Adviser believes the value of the underlying security will decline. A Fund may purchase put options on securities in its portfolio in order to hedge against a decline in the value of such securities ("protective puts").

              The purpose of writing covered put and call options is to hedge against fluctuations in the market value of a Fund's portfolio securities. Each Fund may purchase or sell call and put options on securities indices for a similar purpose. Such a hedge is limited to the degree that the price change of the underlying security is in an amount which is less than the difference between the option premium received by the Fund and the option strike price. To the extent that the underlying security's price change exceeds this amount, written put and call options will not provide an effective hedge.


              A written call option would be covered if the Fund owns the security underlying the option. A written put option may be covered by maintaining in a segregated account cash or liquid securities. While this will ensure that the Fund will have sufficient assets to meet its obligations under the option contract should it be exercised, it does not reduce the potential loss to the Fund should the value of the underlying security decrease and the option be exercised. A written call option or put option may also be covered by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. Further, instead of "covering" a written call option, the Fund may simply maintain cash or liquid securities in a segregated account in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Fund should the value of the underlying security increase and the option be exercised.


              Options on Securities Indices. Each Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy or to seek to increase total return. Such Fund's net assets will be at risk as a result of such transactions. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

              A securities index fluctuates with changes in the market values of the stocks included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the Value Line Composite Index, or a narrower market index such as the Standard & Poor's 100 Stock Index ("S&P 100"). Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the NYSE and the American Stock Exchange.


              The Funds may purchase put options to seek to hedge against an anticipated decline in stock market prices that might adversely affect the value of a Fund's portfolio securities. If a Fund purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, a Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially or wholly offset by an increase in the value of a Fund's portfolio securities.


              The Funds may purchase call options on securities indices in order to participate in an anticipated increase in stock market prices or to offset anticipated price increases on securities that it intends to buy in the future. If a Fund purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, a Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially or wholly offset by a reduction in the price a Fund pays to buy additional securities for its portfolio.


              The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in their respective portfolio. The Funds may also cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian or by using the other methods described above. When purchased, options on securities indices may not enable the Fund to hedge effectively against interest rate or stock market risk if the stocks comprising the index subject to the option are not highly correlated with the composition of the Fund's portfolio. Moreover, the ability to hedge effectively depends upon the ability to predict movements in interest rates or the stock market. Some options on securities indices may not have a broad and liquid secondary market, in which case options purchased by the Fund may not be closed out and the Fund could lose more than its option premium when the option expires.


              The purchase and sale of option contracts is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies. It should be noted that transaction costs relating to options transactions may tend to be higher than the transaction costs with respect to transactions in securities. In addition, if a Fund were to write a substantial number of option contracts which are exercised, the portfolio turnover rate of that Fund could increase.

              Securities for each Fund's portfolio will continue to be bought and sold solely on the basis of appropriateness to fulfill the applicable Fund's investment objective. Option transactions can be used, among other things, to increase the return on portfolio positions.

         Futures Transactions

              Each Fund may purchase and sell futures contracts for hedging purposes and to seek to increase total return. A futures contract is an agreement between two parties to buy and sell a security for a set price at a future time. Each Fund may also enter into index-based futures contracts and interest rate futures contracts. Futures contracts on indices provide for a final cash settlement on the expiration date based on changes in the relevant index. All futures contracts are traded on designated "contract markets" licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") which, through their clearing corporations, guarantee performance of the contracts.

              Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). If a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of that Fund's futures contract would increase, thereby protecting that Fund by preventing net asset value from declining as much as it otherwise would have. If the Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could offset anticipated increases in the cost of such securities it intends to purchase while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Similar techniques may be used by the Funds to hedge stock market risk.


              Each Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, settlement is effected by the payment of cash representing the difference between the current market price of the futures contract and the exercise price of the option. The risk of loss to a Fund purchasing an option on a futures contract is limited to the premium paid for the option. A Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, its sale of a futures contract: to seek to hedge a long position in the underlying futures contract.


              The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.


              A Fund would write a call option on a futures contract to seek to hedge against a decline in the prices of the securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the applicable Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.


              The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if market price declines, a Fund would pay more than the market price for the underlying securities. The net cost to a Fund will be reduced, however, by the premium received on the sale of the put, less any transaction costs. See "Dividends, Distributions and Tax Status" below.

              Each Fund may engage in "straddle" transactions, which involve the purchase or sale of combinations of call and put options on the same underlying securities or futures contracts. A Fund will not purchase calls or puts, in connection with such straddle transactions, if the aggregate premiums paid for such options will exceed 10% of its total assets.

              In purchasing and selling futures contracts and related options, each Fund intends to comply with rules and interpretations of the CFTC and of the SEC.

         Limitations on the Use of Futures Contracts and Options on Futures.

             Each Fund will engage in futures and related options transactions only for hedging purposes in accordance with CFTC regulations or to seek to increase total return to the extent permitted by such regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures contracts used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes - that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), a Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. As an alternative to compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on its existing futures positions and premiums paid for options on futures entered into for the purpose of seeking to increase total return (net of the amount the positions were "in the money" at the time of purchase) would not exceed 5% of that Fund's net assets, after taking into account unrealized gains and losses on such positions. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for Federal income tax purposes (see "Dividends, Distributions, and Tax Status").


              A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by a Fund's custodian for the benefit of the merchant through whom a Fund engages in such futures and options transactions. In the case of futures contracts or options thereon requiring the Fund to purchase securities, the Fund must segregate cash or liquid securities in an account maintained by the Custodian to cover such contracts and options. Cash or liquid securities required to be in a segregated account will be marked to market daily.

         Special Considerations and Risks Related to Options and Futures Transactions

              Exchange markets in options on certain securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

              The exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues because trading interest in many issues of longer duration tends to center on the most recently auctioned issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run out, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of securities with longer durations will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

              In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable, securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

              The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the markets for underlying securities close before the options markets, significant price and rate movements can take place in the options markets that cannot be reflected in the underlying markets. In addition, to the extent that the options markets close before the markets for the underlying securities, price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

              Prior to exercise or expiration, an option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. Similarly, positions in futures may be closed out only on an exchange which provides a secondary market for such futures. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures. However, there can be no assurance that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin for futures contracts or options on futures contracts position written by that Fund. A Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so if it had insufficient cash to meet the daily maintenance margin requirements. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolios.


              Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of applicable trading limits and it may impose other sanctions or restrictions. The Trust and other clients advised by the Adviser and its affiliates may be deemed to constitute a group for these purposes. In light of these limits, the Trustees of the Trust (the "Trustees") may determine at any time to restrict or to terminate the Funds' transactions in options. The Adviser does not believe that these trading and position limits will have any adverse impact on the investment techniques for hedging the Trust's portfolios.


              Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.


              Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investor Services Group, Inc. ("Moody's") or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or that issue long-term debt determined to be of equivalent credit quality by the Adviser. The Trust treats OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) as illiquid, and subject to each Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price.


              Utilization of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities which are the subject of the hedge. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. Transactions in options on futures contracts involve similar risks.

         Privately Issued Mortgage-Backed Securities

              Each of the Tomorrow Post-Retirement Fund (the "Post-Retirement Fund"), Tomorrow Long-Term Retirement Fund (the "Long-Term Fund"), Tomorrow Medium-Term Retirement Fund (the "Medium-Term Fund") and Tomorrow Short-Term Retirement Fund (the "Short-Term Fund") (sometimes collectively referred to herein as the "Tomorrow Funds") may invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

              Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (e.g., Standard & Poor's or Moody's), they often are structured with one or more types of "credit enhancement." Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral (e.g., sale of a house after foreclosure). Liquidity protection refers to the payment of cash advances to holders of mortgage-backed securities when a borrower or an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the securities or through a combination of such approaches.

              Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes entitled to receive payment before other classes, with the result that defaults on the underlying mortgages are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on the underlying mortgages in a pool exceeds the amount required to be paid on the mortgage-backed securities). The degree of credit enhancement for a particular issue of mortgage-backed securities is based on the level of credit risk associated with the particular mortgages in the related pool. Losses on a pool in excess of anticipated levels could nevertheless result in losses to security holders since credit enhancement rarely covers every dollar owed on a pool. See the Funds' Prospectuses for a further description of mortgage-backed securities.

         Risks Associated with Specific Types of Derivative Securities

              Each of the Post-Retirement Fund, Long-Term Fund, Mid-Term Fund and Short-Term Fund may invest in floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), and Mortgage-Backed Securities purchased at a discount. The primary risks associated with these derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.


               The principal of and interest on the assets underlying a CMO or REMIC Trust may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the underlying mortgage assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Each Tomorrow Fund will limit its investments in sequential pay CMOs and REMIC Certificates to 5% of its net assets. Please see "Mortgage-Backed Securities" in the Tomorrow Funds' prospectuses.


         Participation Interests

              Each Fund may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of a Fund, the credit of the selling bank will. Each Fund will have the right to sell the participation interest back to the bank after seven days' notice for the full principal amount of a Fund's interest in the debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Fund, (2) to maintain the quality standards of each Fund's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Fund in connection with the arrangement.


         Securities of Foreign Issuers

              To the extent included in the benchmark indices applicable to each Fund, each Fund may invest in certain types of U.S. dollar-denominated securities of foreign issuers, including American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. Investments in ADRs have certain advantages over direct investment in the underlying non- U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. To the extent a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.


              Although the Funds do not currently invest directly in foreign denominated securities, the Long-Term Fund and the Medium-Term Fund will each invest in other investment companies that will invest their assets in securities of foreign issuers. The Long- Term and Medium-Term Funds may, therefore, be subject to the risks associated with investing in foreign securities.


              Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign denominated securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign denominated securities may be higher than those for domestic investments. Accounting, auditing, financial reporting, and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Foreign denominated securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund investing in such securities may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

         Restricted and Illiquid Securities


              Each Fund may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, repurchase agreements maturing in more than seven days, privately issued stripped mortgage-backed securities and "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), including restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the 1933 Act. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations. Please see the non-fundamental investment restrictions for further limitations regarding the Funds' investments in restricted and illiquid securities.


              Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. Notwithstanding the foregoing investment restrictions and as further described below, each Fund may invest all or part of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as each Fund.

         Other Investment Companies

              Each Fund, subject to authorization by the Trustees, may invest all of its investable assets in the securities of a single open-end investment company (a "Portfolio"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a Portfolio, which Portfolio would invest in a portfolio of securities that complies with the Fund's investment objectives, policies and restrictions. The Trustees do not intend to authorize investing in this manner at this time.

              Each Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies (other than those affiliated with WPG) but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any investment company. Investments in investment companies will result in duplication of certain expenses, since the Fund will indirectly bear its proportionate share of any expenses paid by investment companies in which it invests in addition to the expenses paid by the Fund. However, to the extent that a Fund invests in an open-end registered investment company, the Adviser will not impose its advisory fees on the portion of the Fund's assets so invested.


                       CALCULATION OF THE FUNDS' RETURNS

         Total Return

              The average annual total return with respect to Adviser Class shares of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in Adviser Class shares of the Fund made at the net asset value of such shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. The following formula describes the calculation:

                                              n
                                  ERV = P(1+T)

         Where:

                P  =  a hypothetical initial investment of $1,000.

                T  =  average annual total return with respect to Adviser
                      Shares.

                n  =  number of years.

              ERV  =  ending redeemable value of a hypothetical $1,000
                      investment made at the beginning of the indicated period.

         This calculation assumes that (i) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) all recurring fees are included for applicable periods.

              Each Fund may illustrate in advertisements and sales literature the average annual total return and cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Fund will assume the reinvestment of all income dividends and capital gains distributions in Adviser Class shares for the indicated periods and will include all recurring fees.


              The average annual total return for the shares of each Class of each Fund offering such shares during the periods indicated was as follows:

                                  TOTAL RETURN


                                          ONE YEAR                       FIVE YEARS                            TEN YEARS
                                           ENDED                      ENDED 12/31/96                         ENDED 12/31/96
                  FUND                    12/31/96          ANNUALIZED             CUMULATIVE         ANNUALIZED         CUMULATIVE
                  ----                    --------          ----------             ----------         ----------         ----------
Long-Term Retirement Fund(1)
         Institutional Class                9.03%                 N/A                   N/A                N/A                N/A
         Adviser Class                      9.08%                 N/A                   N/A                N/A                N/A
Medium-Term Retirement Fund(2)
         Institutional Class                8.54%                 N/A                   N/A                N/A                N/A
         Adviser Class                      8.89%                 N/A                   N/A                N/A                N/A
Short-Term Retirement Fund(3)
         Institutional Class                8.23%                 N/A                   N/A                N/A                N/A
         Adviser Class                      8.54%                 N/A                   N/A                N/A                N/A
Core Large-Cap Stock Fund(4)
         Institutional Class               15.35%                 N/A                   N/A                N/A                N/A
         Adviser Class                      N/A                   N/A                   N/A                N/A                N/A
Core Small-Cap Stock Fund(5)
         Institutional Class               17.70%                 N/A                   N/A                N/A                N/A
         Adviser Class                      N/A                   N/A                   N/A                N/A                N/A

--------------------------
      (1) The Institutional Class and Adviser Class shares of the Long-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Long-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Long-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (2) The Institutional Class and Adviser Class shares of the Medium-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Medium-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Medium-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (3) The Institutional Class and Adviser Class shares of the Short-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Short-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Short-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (4) The Institutional Class shares of the Core Large-Cap Stock Fund commenced operations on February 6, 1996. The Core Large-Cap Stock Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Core Large-Cap Stock Fund's total returns for the period ended December 31, 1996 would have been lower. Adviser Class shares of the Fund have not commenced operations.

      (5) The Institutional Class shares of the Core Small-Cap Stock Fund commenced operations on February 6, 1996. The Core Small-Cap Stock Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Core Small-Cap Stock Fund's total returns for the period ended December 31, 1996 would have been lower. Adviser Class shares of the Fund have not commenced operations.



         Yield

              The 30 day yield quotation with respect to Adviser Class shares of each of the Long-Term Fund, Mid-Term Fund, Short-Term Fund and Post-Retirement Fund is computed by dividing the net investment income for the period with respect to Adviser Class shares of that Fund by the net asset value of each Adviser Class share on the last day of the period, according to the following formula:

                                     6
                  YIELD = 2[(a-b + 1)-1]
                              ---
                              cd

         Where:
                   a  =  dividends and interest earned during the period.
                   b  =  expenses accrued for the period (net of
                         reimbursements).
                   c  =  the average daily number of Adviser Class shares
                         outstanding during the period that were entitled to receive dividends.
                   d  =  the offering price per Adviser Class share (net asset value per share) on the last day of the period.



                                    Yield for
                                  30-Day Period
                                 Ended 12/31/96

                  1.       Long-Term Retirement Fund
                              Institutional Class                      1.23%
                              Adviser Class                            1.09%

                  2.       Medium-Term Retirement Fund
                              Institutional Class                      1.66%
                              Adviser Class                            1.46%

                  3.       Short-Term Retirement Fund
                              Institutional Class                      2.05%
                              Adviser Class                            1.92%



              Return for a Fund is not fixed or guaranteed and will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, and a Fund's performance does not provide a basis for determining future performance. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses incurred by each Fund. The return of a Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.


         Other Quotations, Comparisons, and General Information

              From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of a Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Morgan Stanley Europe, Australia, Far East Index ("EAFE"), an unmanaged index of international stock markets, the S&P 400, an unmanaged index of common stocks; the S&P 500, an unmanaged index of common stocks; the Russell 2000, an unmanaged index of common stocks; the Russell 3000 Index (the "Russell 3000"), an unmanaged index of common stocks; or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

              The S&P 500 is an unmanaged index of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market. The S&P 500 represents approximately 70% of the total domestic U.S. equity market capitalization. The S&P 400 is an unmanaged index of common stocks of 400 companies with mid-size market capitalizations - $300 million to $5 billion. The S&P 500 and the S&P 400 are market value-weighted indices (shares outstanding times stock price) in which each company's influence on the respective index is directly proportional to its market value. The companies in the S&P 500 and the S&P 400 are selected from four major industry sectors: industrials, utilities, financials and transportation. The 500 companies chosen for the S&P 500 are not the 500 largest companies in terms of market value. Rather, the companies chosen by S&P for inclusion in the S&P 500 tend to be leaders in important industries within the U.S. economy. The Russell 2000 is an unmanaged index of 2000 common stocks of small capitalization companies. The Russell 2000 is composed of the 2000 smallest companies with respect to capitalization in the Russell 3000 and represents approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 is an unmanaged index of 3000 common stocks of large United States companies with market capitalizations ranging from approximately $60 million to $80 billion. The Russell 3000 represents approximately 98% of the United States equity market.

              In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if a Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.

              In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.

              The Funds may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of a Fund since the Fund's inception.

              In presenting investment results, the Funds may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest; (b) his need to analyze the objectives of various investments to determine where and when to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets. The Adviser's agreement to limit each Fund's operating expenses will increase investment performance.

              In advertisements, sales literature or reports to shareholders, the Funds may include references to asset allocation strategies. According to information supplied by B.G.B. Brinceson, B.D. Singer and G.L. Beebower, as of May/June 1991, 91% of investment performance is derived from asset allocation, the proper mix of cash, bonds and stocks. In general, the remaining performance is derived as follows: stock selection--5%, market timing--2%, and other--2%.

              According to Standard & Poor's Ratings Group and Crandell, Pierce & Company, the best and worst stock market returns (as represented by the Standard & Poor's Index of 500 Common Stocks) annualized over the time periods from 1950 through June 1995 using monthly observations were as follows:

         Time                     Best                     Worst
         Periods                  Performance              Performance

         One Year                    61.3                     -36.9
         Three Years                 33.3                     -10.6
         Five Years                  29.6                     - 4.2
         Seven Years                 23.0                     - 2.7
         Ten Years                   19.2                       0.5
         Fifteen Years               17.2                       4.1
         Twenty Years                15.1                       6.4
         Thirty Years                11.2                       9.1


                            INVESTMENT RESTRICTIONS

              Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the 1940 Act, and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" requires the approval of the lesser of
         (1) the holders of 67% or more of the shares of a Fund represented at a meeting of the holders if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

         A Fund may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5, and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

         2. Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets;
              (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.
              For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

         3. Act as an underwriter with respect to the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and
              (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment (except investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities and except that the Large-Cap Fund and the Small-Cap Fund may concentrate their assets in securities of issuers in any industry to the extent that the S&P 500 Index or the Russell 2000 Index, respectively, are so concentrated); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         8. For each Fund, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:

              (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

              (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

         provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

              For purposes of the above fundamental investment restrictions regarding senior securities, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Standard & Poor's Stock Guide. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources.

              The following restrictions are designated as non-fundamental and may be changed by the Trustees without the approval of shareholders.

         A Fund may not:

         a. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.


         b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         c. Purchase securities of any other investment company except as permitted by the 1940 Act.

         d. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         e. Invest more than 15% of its net assets in securities which are illiquid.

         f. Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.


              Each Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

              The Funds do not have any current intention to enter into reverse repurchase agreements, sell securities short or engage in arbitrage transactions.

              Except with respect to the 300% asset coverage required by fundamental restriction number 2, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.




                      ADVISORY AND ADMINISTRATIVE SERVICES

         Investment Adviser

              As stated in the Prospectuses, WPG, One New York Plaza, New York, New York 10004, serves as investment adviser and administrator to each Fund. See "Management of the Tomorrow Funds -- Investment Adviser", "Management of the Tomorrow Funds ---Administrator" and "Portfolio Brokerage" in the Prospectuses for a description of the duties of WPG as investment adviser and administrator to the Funds.

              The Funds' investment advisory agreements with the Adviser (the "Advisory Agreements") were initially approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "Independent Trustees"), on July 19, 1995 and became effective upon each Fund's commencement of operations. The Advisory Agreements were approved by the sole initial shareholder of each Fund immediately prior to that Fund's commencement of operations.

              Pursuant to the Advisory Agreements, the Adviser supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical and advisory services. In managing the assets of the Funds, the Adviser furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested as cash, subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places orders for the investment and reinvestment of each Fund's assets (see "Portfolio Brokerage").


              For its investment advisory services under the Advisory Agreements, the Adviser receives an annual fee from each Fund, payable monthly, equal to 0.75% (on an annual basis) of the Fund's average daily net assets, except for the Post-Retirement Fund, which pays the Adviser on a monthly basis a fee equal on an annual basis to 0.65% of such Fund's average daily net assets. The advisory fees are accrued daily and will be prorated with respect to any Fund if the Adviser shall not have acted as that Fund's investment adviser during any entire monthly period.


              The Adviser has voluntarily agreed to limit temporarily each Fund's operating expenses (excluding Rule 12b-1 fees with respect to the Adviser Class shares, service fees with respect to the Institutional Class shares, any other class-specfic expenses, litigation, indemnification and other extraordinary expenses) to 1.25% of its average daily net assets, except for the Post-Retirement Fund, for which the Adviser has voluntarily agreed to temporarily limit operating expenses (with the same exclusions as listed above) to 1.15% of its average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. Each Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for the Fund are less than the expense limitations set forth above for any such year. No interest, carrying or finance charge will be paid by a Fund with respect to the amounts representing fees foregone or other expenses paid. In addition, no Fund will pay any unreimbursed amounts to the Adviser upon termination of its Advisory Agreement.



                                                         Advisory Fees Paid
         Fund                                           December 31, 1996 (1)
         ----                                           ---------------------

Long-Term Retirement Fund                                       $0

Medium-Term Retirement Fund                                     $0

Short-Term Retirement Fund                                      $0

Post-Retirement Fund (2)                                        N/A

Core Large-Cap Stock Fund                                       $0

Core Small-Cap Stock Fund                                       $0

------------------

           (1) The Adviser voluntarily agreed not to impose any of its advisory fee for each Fund during the fiscal year ended December 31, 1996. In the absence of this agreement, the Funds would have paid advisory fees as follows:


Long-Term Retirement Fund                                   $2,533

Medium-Term Retirement Fund                                 $7,501

Short-Term Retirement Fund                                  $7,488

Core Large-Cap Stock Fund                                   $5,907

Core Small-Cap Stock Fund                                   $9,076


           (2) The Post-Retirement Fund has not commenced operations.



              Each Advisory Agreement provides that the Adviser will not be liable for any loss sustained by the Trust or any Fund by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research of the Adviser, or upon investigation and research made by any other individual, firm or corporation if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance by the Adviser of its duties or by reason of the Adviser's reckless disregard of its obligations and duties thereunder.

              Each Advisory Agreement may be modified or amended only with the approval of the holders of a majority of the applicable Fund's outstanding shares and by a vote of the majority of the Independent Trustees of the Trust. Unless terminated as provided below, each Advisory Agreement continues in full force and effect for two years after its date of execution and for successive periods of one year thereafter, but only as long as each such continuance after the end of the initial two year period is approved annually by a majority vote of the Board or by a vote of the holders of a majority of the outstanding shares of the applicable Fund, but in either event it also must be approved by a vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty, by either party upon 60 days' written notice and automatically will terminate in the event of its assignment.

              Officers and Trustees of the Trust who are also principals in and employees of WPG may receive indirect compensation by reason of investment advisory and administration fees paid by the Trust to WPG, in its capacity as the Adviser and Administrator.


              As of the date of this SAI, WPG had capital in excess of $48 million. WPG consists of 45 general principals, one of whom is a member of the NYSE, and certain associate principals. WPG has approximately 245 full-time employees in addition to its principals. WPG acts as investment adviser or manager for approximately $13 billion of institutional and private investment accounts.

              Roger J. Weiss is a Senior Managing Principal of WPG and Chairman of the Board, President and Trustee of the Trust.
         Stephen H. Weiss, brother of Roger J. Weiss, is also a Senior Managing Principal of WPG. Francis H. Powers is a principal of WPG, and Executive Vice President and Treasurer of the Trust.
         Jay C. Nadel is a principal of WPG and an Executive Vice President and Secretary of the Trust. The principals of WPG who serve on WPG's executive committee are Stephen H. Weiss (Chairman),
         Roger J. Weiss, Phillip Greer, Melville Straus, Ronald M. Hoffner, Wesley W. Lang, Jr., Mitch Kantor and Gil Cogan.

              In addition to the members of the Adviser's Asset Allocation Committee and Messrs. Cardell and Vandivort, Messrs. Stephen H. Weiss and Roger J. Weiss may participate in each Fund's investment decisions and all of the principals in WPG consult on a regular basis among themselves about general market conditions, as well as specific securities and industries.


              In the management of the Trust and their other accounts, WPG and its subsidiaries allocate investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated on a pro rata basis. In some cases this procedure may have an adverse effect on the price or volume of the security as far as the Funds are concerned. However, it is the judgment of the Trustees that the desirability of continuing the Trust's advisory arrangements with the Adviser outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Brokerage."

              In an attempt to avoid any potential conflict with portfolio transactions for the Funds, the Adviser and the Trust, on behalf of each Fund, have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of the Adviser and its principals and employees.

              In the event that neither the Adviser nor any of its affiliates acts as investment adviser to the Trust, the name of the Trust will be changed to one that does not contain the name "Weiss, Peck & Greer" or the initials "WPG" or otherwise suggest an affiliation with the Adviser or contain the name "Tomorrow" or any connotation or derivative of such name.

         Administrator

              WPG, in its capacity as Administrator of each Fund, performs administrative, certain transfer agency related and shareholder relations services and certain clerical and accounting services for each Fund under separate administration agreements (the "Administration Agreements"). More specifically, these obligations pursuant to the Administration Agreements include, subject to the general supervision of the Trustees of the Trust, (a) providing supervision of all aspects of the Funds' non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with the Funds), (b) providing the Funds, to the extent not provided pursuant to their custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative, accounting and clerical services as are reasonably necessary to provide effective administration of the Funds, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Funds' expense, of its tax returns, reports to shareholders, periodic updating of the prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Funds, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, (e) maintaining all of the Funds' records other than those maintained pursuant to such agreements or the Advisory Agreements, and (f) providing to the Funds transfer agency-related and shareholder relations services and facilities and the services of one or more of its employees or officers, or employees or officers of its affiliates, relating to such functions (including salaries and benefits, office space and supplies, equipment and teaching).

              For its services under the Administration Agreements, the Administrator is entitled to receive a fee, computed daily and payable monthly at an annual rate equal to 0.09% of each Fund's average daily net assets. These fees may be changed by the Board of Trustees without shareholder approval.


                                                     Administration Fees Paid
           Fund                                        December 31, 1996 (1)
           ----                                        --------------------
Long-Term Retirement Fund                                       $0

Medium-Term Retirement Fund                                     $0

Short-Term Retirement Fund                                      $0

Post-Retirement Fund (2)                                        N/A

Core Large-Cap Stock Fund                                       $0

Core Small-Cap Stock Fund                                       $0

------------------

           (1) The Adviser voluntarily agreed not to impose any of its administration fee for each Fund during the fiscal year ended December 31, 1996. In the absence of this agreement, the Funds would have paid administration fees as follows:

Long-Term Retirement Fund                                     $304

Medium-Term Retirement Fund                                   $900

Short-Term Retirement Fund                                    $899

Core Large-Cap Stock Fund                                     $709

Core Small-Cap Stock Fund                                   $1,089

         (2)  The Post-Retirement Fund has not commenced operations.



              Each Fund bears all expenses of its own operation (subject to the expense limitations described above), which expenses include: (i) fees and expenses of any investment adviser or administrator of the Fund;
         (ii) organization expenses of the Trust; (iii) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (iv) brokers' commissions; (v) payment for portfolio pricing services to a pricing agent, if any; (vi) legal, accounting or auditing expenses (including an allocable portion of the cost of its employees rendering legal services to the Funds); (vii) interest, insurance premiums, taxes or governmental fees; (viii) the fees and expenses of the transfer agent of the Funds; (ix) the cost of preparing stock certificates or any other expenses, including, without limitation, clerical expenses of issue, redemption or repurchase of shares of the Funds; (x) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds; (xi) the fees and expenses of Trustees of the Trust who are not affiliated with the Adviser; (xii) the cost of preparing and distributing reports and notices to existing shareholders, the SEC and other regulatory authorities; (xiii) the fees or disbursements of custodians of the Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xiv) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business; and (xvi) distribution fees and service fees applicable to Adviser Class shares and service fees applicable to Institutional Class shares.


              The Funds' Advisory and Administration Agreements each provide that WPG, in its capacities as investment adviser and administrator, may render similar services to others so long as the services provided thereunder are not impaired thereby.

         Principal Underwriter

              WPG serves as the principal underwriter in connection with the continuous offering of the shares of the Trust pursuant to an Underwriting Agreement, dated as of the effective date of the Trust's registration statement. The Trustees, including the non-interested Trustees, approved the Underwriting Agreement on July 19, 1995, which will continue in effect from year to year, if annually approved by the Trustees, including the non-interested Trustees, in conjunction with the continuance of the Plans of Distribution. See "Distribution Plans" below. The Underwriting Agreement provides that WPG will bear certain distribution expenses not borne by the Funds.

              WPG bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to any investment dealers and financial firms ("Authorized Firms") for distribution related services. WPG also pays certain expenses in connection with the distribution of the Funds' shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. WPG receives compensation under a Rule 12b-1 Plan for providing such services with respect to Adviser Class shares. Each Fund bears the cost of registering its shares under federal, state and foreign securities law. See "Distribution Plans" below.



                               DISTRIBUTION PLANS

              Each Fund, with respect to its Adviser class shares, has adopted a plan of distribution pursuant to Rule 12b-1 promulgated by the Commission under the 1940 Act (the "Plans").


              Each Plan provides that a Fund shall pay WPG, as the Fund's distributor for its Adviser Class shares, a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets attributable to Adviser Class shares and will pay WPG a service fee equal on an annual basis to 0.25% of the Fund's average daily net assets attributable to Adviser Class shares (which WPG will in turn pay to Authorized Firms which enter into a sales or services agreement with WPG at a rate of up to 0.25% of the Fund's average daily net assets attributable to Adviser Class shares owned by investors for whom that Authorized Firm is the holder or dealer of record). This service fee is intended to be consideration for personal services and/or account maintenance services rendered by the Authorized Firm with respect to Adviser Class shares. Personal and account maintenance services for which WPG or any of its affiliates, banks or dealers may be compensated pursuant to the Plans include, without limitation: payments made to or on account of WPG or any of its affiliates, banks, other brokers and dealers who are members of the NASD, or their officers, sales representatives and employees, who respond to inquiries of, and furnish assistance to, shareholders regarding their ownership of Adviser Class shares or their accounts or who provide similar services not otherwise provided by or on behalf of the Funds. Authorized Firms may from time to time be required to meet certain other criteria in order to receive service fees. WPG or its affiliates are entitled to retain all service fees payable under the Plans for which there is no Authorized Firm of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by WPG or its affiliates for shareholder accounts.


              The purpose of distribution payments to WPG under the Plans is to compensate WPG for its distribution services related to the Adviser Class shares of the Funds. WPG pays commissions to Authorized Firms as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel, office expenses and equipment. (See "Distribution Plans" in the Prospectus.)

              In accordance with the terms of the Plans, WPG provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of compensation that the Plans provide.

              No interested person of the Trust, nor any Trustee of the Trust who is not an independent Trustee, has any direct or indirect financial interest in the operation of the Plans except to the extent that WPG and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Funds and except to the extent the principals of WPG may be deemed to receive a benefit under the Advisory and Administration Agreements under the Plans.

              The Plans were adopted with respect to the Adviser Class shares of each Fund by a majority vote of the Board of Trustees, including all of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The number of potential benefits which the Plans may provide. The Trustees believe that there is a reasonable likelihood that the Plans will benefit the Funds and their respective Adviser Class shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Adviser Class shares, and material amendments of the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Adviser Class of the applicable Fund. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


              During the fiscal year ended December 31, 1996, the Funds paid to Plan Fiduciaries the following amounts under the Plans:

                                                 Distribution Fees Paid
             Fund                                  December 31, 1996
             ----                                ----------------------
Long-Term Retirement Fund                               $ 1,320

Medium-Term Retirement Fund                             $ 4,325

Short-Term Retirement Fund                              $ 4,574

Post-Retirement Fund(1)                                   N/A

Core Large-Cap Stock Fund                               $ 0

Core Small-Cap Stock Fund                               $ 0

------------------

         (1) The Post-Retirement Fund has not commenced operations.

         Each Plan will remain in effect from year to year provided that the continuance of the Plan is approved annual by a majority vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans. All material amendments of the Plans must also be approved by the Trustees in the manner described above. The Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the Independent interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgement there is a reasonable likelihood that the Plans will benefit the Funds and the Adviser Class shareholders.




                              TRUSTEES AND OFFICERS

              The Trustees have responsibility for management of the business of the Trust. The executive officers of the Trust are responsible for its day to day operation. Set forth below is certain information concerning the Trustees and officers.

       Name, Address,
       Age and Title         Principal Occupations During Past Five Years

       Roger J. Weiss*       Senior Managing Principal, Weiss, Peck &
       One New York Plaza         Greer, L.L.C.
       New York, NY  10004   Chairman of the Board of all WPG Funds
       Age: 56               President, Weiss, Peck & Greer International
                                  Fund
       Chairman of the       Executive Vice President and Director,
       Board, President           WPG Advisers, Inc.
       and Trustee           Former Executive Vice President and Director,
                             Tudor Management Company

       Raymond R.
        Herrmann, Jr.**      Chairman of the Board, Sunbelt Beverage
       654 Madison Avenue         Corporation (distributor of wines and
       Suite 1400                 liquors)
       New York, NY  10017   Former Vice Chairman and Director, McKesson
       Age: 75                    Corporation (U.S. distributor of
                                  drugs and health care products, wine and
       Trustee                    spirits)
                             Life Member, Board of Overseers of Cornell
                                Medical College
                             Member of Board and Executive Committee, Sky
                                 Ranch for Boys
                             Member, Evaluation Advisory Board,
                                  Biotechnology Investments, Ltd.

       Harvey E. Sampson**   Chief Executive Officer and Chairman of Harvey
       600 Secaucus Road          Group, Inc. (retail sales of consumer
       Secaucus, NJ  07094        electronics)
       Age: 56               Trustee, Cornell University
                             Joint Board of The New York Hospital -
       Trustee                    Cornell Medical Center
                             Trustee, North Shore University Hospital


       Lawrence J. Israel**  Private Investor
       200 Broadway          Director and Trustee of the Touro Infirmary
       Suite 249             Member of the Intercollegiate Athletics
       New Orleans, LA 70118      Committee of the Administrators of the
       Age: 60                    Tulane Educational Fund

       Trustee


       Francis H. Powers*    Principal, Weiss, Peck & Greer, L.L.C.
       One New York Plaza    Vice President and Secretary, Weiss, Peck &
       New York, NY  10004        Greer Advisers, Inc.
       Age: 55               Executive Vice President and Treasurer of all
                                   WPG Funds
       Executive             Former Vice President and Secretary, Tudor
       Vice President             Management Company
       and Treasurer

       Jay C. Nadel*         Principal, Weiss, Peck & Greer, L.L.C.
       One New York Plaza    Director of Operating Departments
       New York, NY  10004   Executive Vice President and Secretary of all
       Age: 37                    WPG Funds

       Executive
       Vice President
       and Secretary




       Daniel S. Vandivort*  Principal, Weiss, Peck & Greer,
       One New York Plaza         L.L.C. since 1994
       30th Floor            Previously Managing Director and
       New York, NY 10004         Head of U.S. Fixed Income,
       Age: 41                    Senior Portfolio Manager and
                            Director, Global Product
       Vice President             Development and Marketing with
                            CS First Boston Investment
                                   Management, 1989-1994




       Arlen S. Oransky*     Vice President, Mutual Fund
       One New York Plaza         Operations, Weiss, Peck & Greer, L.L.C.
       New York, NY  10004        since December, 1991
       Age: 39               Assistant Vice President of all
                                  WPG Funds since April, 1991
       Vice President        Manager of Investment Services
                                  Weiss, Peck & Greer, L.L.C. from July,
                             1990 to December, 1991

       Joseph J. Reardon*    Senior Vice President, Mutual Fund
       One New York Plaza         Operations, Weiss, Peck & Greer, L.L.C.
       New York, NY  10004        since December, 1993
       Age: 35               Assistant Manager, Mutual Fund
                                  Operations, Weiss, Peck & Greer, L.L.C.
       Vice President             from February, 1990 to December, 1993
                             Assistant Vice President of all
                                  WPG Funds since April, 1991


       Teresa Hogan          Manager State Regulation,
       First Data Investor        First Data Investor
       Services Group             Services Group, Inc.
       53 State Street            Since June, 1994
       Boston, MA 02109      Senior Legal Assistant,
       Age: 33                    Palmer & Dodge
                                  from 1992-1994
       Assistant Secretary   Blue Sky Paralegal,
                              Robinson & Cole from
                                   1984-1992

   -----------------------

          *   "Interested Person" within the meaning of the 1940 Act.

         ** Each of the non-interested Trustees is a trustee of each of the other WPG Funds and a Member of the Trust's Audit Committee and Special Nominating Committee.

         Compensation of Trustees and Officers

              The Funds pay no compensation to the Trust's Trustees affiliated with the Adviser or its officers. None of the Trust's Trustees or officers have engaged in any financial transactions with any Fund or the Adviser.

              The following table sets forth the amount of compensation paid to the Trust's Trustees for the fiscal year ended December, 31, 1996. In addition, each Trustee is reimbursed for out-of-pocket expenses associated with attending Trustee meetings.

                     Aggregate Compensation Paid to Trustees
                      for the Year Ended December 31, 1996

                                                                                                     Pension or
                                                                                                     Retirement       Total
                                                                                                     Benefits      Compensation
                                                                                                     Accrued as     from the
                             Long-Term    Medium-Term   Short-Term      Core           Core           Part of       Funds and
                             Retirement    Retirement   Retirement    Large-Cap      Small-Cap        Funds'       Other Funds
          Name of Trustee      Fund         Fund         Fund         Stock Fund     Stock Fund      Expenses      in Complex*
          ---------------      ----         ----         ----         ----------     ----------      --------      ----------

Roger J. Weiss                   $0          $0           $0            $0               $0              $0               $0

Raymond R. Herrmann, Jr.       2,000       2,000        2,000         2,000           2,000               0           34,125

Lawrence J. Israel             2,000       2,000        2,000         2,000           2,000           2,000           34,125

Harvey E. Sampson              2,000       2,000        2,000         2,000           2,000           2,000           34,125

---------------------

*As of December 31, 1996, there were 15 mutual funds in the Weiss, Peck & Greer group of funds (including the Funds) that publicly offer their shares.

         Certain Shareholders


              As of March 31, 1997, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting or investing power) less than 1% of the outstanding shares of each Fund.

              As of March 31, 1997, no person within the knowledge of the management of the Trust directly or indirectly owned, controlled or held with power to vote 5% of more of the outstanding voting securities (i.e., shares) of any Fund, except as set forth below:


                                                          PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------

TOMORROW LONG-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co                               64.55%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        19.23%
         FBO Chicago Transit Authority
         8515 B Orchard Road, Attn 2T2
         Englewood, CO   80111

         Weiss Peck & Greer TTEE                              5.09%
         for the Employees RIP Plan
         One New York Plaza, 30th Floor
         New York, NY   10004-1950

TOMORROW LONG-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First Union National Bank NC                        96.60%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1511
         Charlotte, NC  28280-1151

TOMORROW MEDIUM-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co.                              44.52%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        25.52%
         FBO Chicago Transit Authority
         8515 East Orchard Road, Attn:  2T2
         Englewood, CO  80111





                                                         PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------


         American International Life Assurance               10.64%
         Co. of New York Separate Account A
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Nationwide GPVA                                      6.42%
         c/o Nationwide Life Insurance Co.
         Attn:  IPO Portfolio Accounting
         P.O. Box 182029
         Columbus, OH  43218-2029

TOMORROW MEDIUM-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First Union National Bank NC                        97.37%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1151
         Charlotte, NC  20288-1151

TOMORROW SHORT-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co.                              44.30%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         American International Life Assurance               34.02%
         Co. of New York Separate Account A
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        12.67%
         FBO Chicago Transit Authority
         8515 East Orchard Road, Attn:  2T2
         Englewood, CO  80111

TOMORROW SHORT-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First National Bank NC                              96.99%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1151
         Charlotte, NC  28288-1151






                                                         PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------

CORE LARGE-CAP STOCK FUND
INSTITUTIONAL CLASS SHARES

         Providian Life and Health Insurance                 64.19%
         Company Separate Account
         Attn:  Karen Fleming
         P.O. Box 32830
         Louisville, KY  40232

         Weiss Peck and Greer LLC                            35.71%
         One New York Plaza
         New York City, NY   10004

CORE SMALL-CAP STOCK FUND
INSTITUTIONAL CLASS SHARES

         Weiss Peck and Greer LLC                            59.65%
         One New York Plaza
         New York City, NY   10004

         Providian Life and Health                           32.00%
         Insurance Company Separate Account
         Attn:  Karen Fleming
         P.O. Box 32830
         Louisville, KY  40232



                             HOW TO PURCHASE SHARES

         (See "How to Buy Shares" in the Prospectuses.)

              The Trust continuously offers shares of each Fund. The Trust may terminate the continuous offering of its shares with respect to any Fund at any time at the discretion of the Trustees.

              In the case of telephone subscriptions, if full payment for telephone subscriptions is not received by the Trust within the customary time period for settlement then in effect after the acceptance of the order by the Trust, the order is subject to cancellation and the purchaser will be liable to the affected Fund for any loss suffered as a result of such cancellation. To recoup such loss each Fund reserves the right to redeem shares owned by any shareholder whose purchase order is cancelled for non-payment, and such purchaser may be prohibited from placing further telephone orders.

              If a subscription or redemption of Fund shares is arranged and settlement made through a member of the NASD, then that member may, in its discretion, charge a fee for this service.

         Acquiring Shares of the Funds in Exchange for Securities

              Shares of the Funds may be purchased in whole or in part by delivering to the Funds' Custodian securities acceptable to WPG. If the securities are not suitable for a Fund's portfolio, the securities will be sold by the Custodian as agent for the account of their owner on the day of their receipt by the Custodian or as soon thereafter as possible. The number of shares of a class of a Fund to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the net asset value per share of the applicable class of the applicable Fund on the day such proceeds are received. WPG will use reasonable efforts to obtain the current market price for such securities but does not guarantee the best available price. WPG will absorb any transaction costs, such as commissions, on the sale of securities.

              Securities determined by WPG to be acceptable should be transferred by book entry or physically delivered, in proper form for transfer. Please contact WPG for transfer instructions.

              Investors who are contemplating an exchange of securities for shares of a Fund must contact WPG to determine whether the securities are acceptable before forwarding such securities to the Custodian. WPG reserves the right to reject any securities. Exchanging securities for shares of the Funds may create a taxable gain or loss. Please consult your tax adviser with respect to the particular Federal, state and local tax consequences of exchanging securities for Fund shares.


              Except as described above, the Trust will not generally issue shares for consideration other than cash. The Trust may, however, issue shares for consideration other than cash pursuant to a bona fide purchase of assets, merger or other reorganization.



                              REDEMPTION OF SHARES

              (See "How to Sell Shares" and "How to Exchange Shares" in the Prospectuses.)

         Systematic Withdrawal Plan


              A Systematic Withdrawal Plan is available only for the Post-Retirement Fund, without expense to any shareholder with a minimum investment of $10,000 in value in such Fund's shares (at the then current offering price). The Transfer Agent may be directed, as agent of the purchaser, to redeem without a redemption charge shares of such Funds held in his account as may be required so that the shareholder or any person designated by him will receive a monthly or quarterly check in a stated amount not to be less than $100 although such amount is not necessarily a recommended amount. Dividends and capital gains distributions will be reinvested in additional shares of the same class of such Fund at net asset value as of the reinvestment date.


              Redemption of shares of the Post-Retirement Fund under the Systematic Withdrawal Plan may reduce or even liquidate the account, particularly in a declining market. Such payments paid to a shareholder cannot be considered a yield or income on the investment. Payments to a shareholder in excess of distributions of investment income will constitute a return of his invested principal, and the liquidation of Fund shares pursuant to this Plan is a taxable transaction which may result in gain or loss to the shareholder depending upon the cost of the shares when acquired.

              Withdrawals at the same time as regular purchases of Adviser Class shares of the Post-Retirement Fund ordinarily will not be permitted since purchases are intended to accumulate capital and the Systematic Withdrawal Plan is designed for the regular withdrawal of monies, except that a shareholder may make lump sum investments, of $5,000 or more. The Systematic Withdrawal Plan may be terminated by the shareholder, without penalty, at any time and the Trust may terminate the Plan at will. There are no contractual rights on the part of either party with respect to the Plan.


                                NET ASSET VALUE

         (See "How Each Tomorrow Fund's Share Price is Determined" in the Prospectuses)

              Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of securities of the Funds. The net asset value per share of each class of each Fund is determined once daily, Monday through Friday as of the close of regular trading on the NYSE (normally 4:00 P.M. New York City time) on each Business Day (as defined in the Prospectuses) in which there is a sufficient degree of trading in that Fund's portfolio securities that the current net asset value of that Fund's shares might be materially affected. A Fund may not determine its net asset value on any day during which its shares were not tendered for redemption and the Trust did not receive any order to purchase or sell shares of that Fund. In accordance with procedures approved by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. The NYSE is not open for trading on weekends or on New Year's Day (January 1), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day (December 25).


              The public offering price per share of a class of a Fund is the net asset value per share of that class of that Fund next determined after receipt of an order. Orders for shares which have been received by the Trust or the Transfer Agent prior to the close of regular trading of the NYSE are confirmed at the offering price effective at the close of regular trading of the NYSE on that day, while orders received subsequent to the close of regular trading of the NYSE will be confirmed at the offering price effective at the close of regular trading of the NYSE on the next day on which the net asset value is calculated.


              Bonds and other fixed-income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

              In determining the net asset value, unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities, options on securities, futures contracts and options thereon which are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange the security is most extensively traded. Other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Valuation Committee as authorized by the Trustees.

              For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.

                               INVESTOR SERVICES

              (See "How to Buy Shares," "How to Sell Shares" and "How to Exchange Shares" in the Prospectuses.)

              The Trust offers a variety of services, described in the sections that follow, designed to meet the needs of its shareholders. The costs of providing such services are borne by the Funds.

         Automatic Investment Plan

              The Automatic Investment Plan enables shareholders to make regular (monthly or quarterly) investments in shares of any of the Funds through an automatic withdrawal from a designated bank account by simply completing the Automatic Investment Plan application. Please call 1-800-223-3332 or write to WPG to receive this form. By completing the form, the shareholder authorizes the Trust's Custodian to periodically draw money from a designated bank or federal credit union account, and to invest such amounts in account(s) of the Fund(s) specified. The transaction will be automatically processed to the mutual fund account on or about the first business day of the month or quarter designated.

              Please be aware that: (1) the Automatic Investment Plan privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Custodian is under no obligation to notify the shareholder as to the non-payment of any check, and (3) this service may be modified or discontinued by the Custodian upon thirty (30) days' written notice prior to any payment date, or may be discontinued by you by written notice to TSSG, at least ten (10) days before the next payment date.

         Prototype Retirement Plan for Employers and Self-Employed
         Individuals

              Prototype retirement plans (the "Retirement Plan") are available for those entities or self-employed individuals who wish to purchase shares of a Fund in connection with a money purchase plan or a profit sharing plan maintained by their employer. The Retirement Plans were designed to conform to the requirements of the Code and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Retirement Plans received opinion letters from the Internal Revenue Service (the "IRS") on March 29, 1990 that the form of the Retirement Plans is acceptable under Section 401 of the Code.


              Annual tax-deductible contributions to the Retirement Plan may be made up to the lesser of $30,000 or 25% of the participant's earned income (disregarding any compensation in excess of $160,000 (as adjusted by the IRS for inflation). Under the terms of the Retirement Plan, contributions by or on behalf of participants may be invested in a Fund with the designated custodian under the Retirement Plan (the "Retirement Plan's Custodian"). Investment in other mutual funds advised by the Adviser or one of its affiliates may also be available. Employers adopting the Retirement Plan may elect either that a participant shall specify the investments to be made with contributions by or on behalf of such participant or that the employer shall specify the investments to be made with all such contributions. Since no Fund is intended as a complete investment program it is important, in connection with such election, that employers give careful consideration to the fiduciary obligation requirements of ERISA.


              All dividends and distributions received by the Retirement Plan's Custodian on the Funds' shares held by the Plan's Custodian will be reinvested in the applicable Fund's shares of the same class at net asset value. Distributions of benefits to participants, when made, will be paid first in cash, to the extent that any amount credited to a participant's account is not invested in the applicable Fund's shares and then in full Fund shares of the applicable class (and cash in lieu of fractional shares).

              Boston Safe Deposit and Trust Company serves as the Retirement Plan's Custodian under a Custodial Agreement. Custodian fees which are payable by the employer to the Retirement Plan's Custodian under such Custodial Agreement are a $10 application fee for processing the Retirement Plan application, an annual maintenance fee of $15 per participant, and a distribution fee of $10 for each distribution from a participant's account. Such fees may be altered from time to time by agreement of the employer and the Retirement Plan's Custodian. For further details see the terms of the Retirement Plan which are available from the Trust.

              Distributions must be made pursuant to the terms of the Retirement Plan and generally may not commence before retirement, disability, death, termination of employment, or termination of the Retirement Plan and must commence no later than April 1 of the year following the year in which the participant attains age 70 (the "required beginning date"). Distributions are taxed as ordinary income when received, except the portion, if any, considered a return of a participant's nondeductible contributions. Certain distributions before age 59 may be subject to a 10% nondeductible penalty on the taxable portion of the distribution. Failure to make minimum required distributions by the required beginning date may be subject to a 50% excise tax.

              It should be noted that the Retirement Plan is a retirement investment program involving commitments covering future years. In deciding whether to utilize the Retirement Plan, it is important that the employer consider his or her needs and those of the Retirement Plan participants and whether the investment objectives of the Funds are likely to fulfill such needs. Termination or curtailment of the Retirement Plan for other than business reasons within a few years after its adoption may result in adverse tax consequences.

              Employers who contemplate adoption of the Retirement Plan should consult an attorney or financial adviser regarding all aspects of the Retirement Plan as a retirement plan vehicle (including fiduciary obligations under ERISA).

         Individual Retirement Account


              Persons with earned income, whether or not they are active participants in a pension, profit-sharing or stock bonus plan described in Code 401(a), Federal, state or local pension plan, an annuity plan described in Code 403(a), an annuity contract or custodial account described in Code 403(b), a simplified employee pension plan described in Code 408(k), or a trust described in Code 501(c)(18) ("active participant"), generally are eligible to establish an Individual Retirement Account ("IRA"). An individual may make a deductible contribution to an IRA only if (i) neither the individual nor his or her spouse (unless living apart for the entire year and filing separate returns) is an active participant, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,0000). However, an individual who is not permitted to make a deductible contribution to an IRA for a taxable year may nonetheless make annual nondeductible contributions to an IRA up to the lesser of 100% of the individual's earned income or $2,000 to an IRA (up to $4,000 to IRAs for an individual and his or her spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


              Withdrawals from the IRA (other than the portion treated as a return of nondeductible contributions) are taxed as ordinary income when received, may be made without penalty after the participant reaches age 59 and must commence no later than the required beginning date (see discussion of "Prototype Retirement Plans" above). Withdrawals before age 59 may involve the payment of a 10% nondeductible penalty on the taxable portion of the amount withdrawn. The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. All dividends and distributions on shares of a Fund held in IRA accounts are reinvested in full and fractional shares of the same class of the same Fund and are not subject to federal income tax until withdrawn from the IRA. Investors should consult their tax advisers for further tax information, including information with respect to the imposition of state and local income taxes and the effects of tax law changes.

              The Trust has arranged for Boston Safe Deposit and Trust Company to furnish the required custodial services for IRAs using any of the Fund's shares as the underlying investment. The Bank will charge an acceptance fee of $10 for each new IRA and an annual maintenance fee of $15 for each year that an IRA is in existence. There is a $10 fee for processing a premature distribution. These fees will be deducted from the IRA account and may be changed by the Plan's Custodian upon 30 days' prior notice.

              To establish an IRA for investment in a Fund, an investor must complete an application and a custodial agreement on IRS Form 5305-A (which has been supplemented to provide certain additional custodial provisions) and must make an initial cash contribution to the IRA, subject to the limitation on contributions described above. Pursuant to IRS regulations, an investor may for seven days following establishment of an IRA revoke the IRA. Detailed information on IRAs, together with the necessary form of application and custodial agreement, is available from the Trust and should be studied carefully by persons interested in utilizing a Fund for IRA investments. Such persons should also consult their own advisers regarding all aspects of the Funds as an appropriate IRA investment vehicle.

         Simplified Employee Pension Plans (SEP-IRA)


              A simplified employee pension (SEP) allows an employer to make contributions toward his or her own (if a self-employed individual) and his or her employees' retirement and, for certain SEPs established prior to 1997, may permit the employees to make elective deferrals by salary reduction. A SEP requires an Individual Retirement Account (a SEP-IRA) to be established for each "qualifying employee," although the employer may include additional employees if it wishes. A qualifying employee is one who: (a) is at least age 21, (b) has worked for the employer during at least 3 of 5 years immediately preceding the tax year, and (c) has received at least $400 (as indexed for inflation) in compensation in the tax year.


              An employer is not required to make any contribution to the SEP-IRA. However, if the employer does make a contribution, the contribution must be based on a written allocation formula and must not discriminate in favor of highly compensated employees, as defined in Code Section 414(q). The employer may make annual contributions on behalf of each qualifying employee, provided that the contributions, when combined with the employee's elective deferrals, do not exceed 15% of the employee's compensation or $30,000, whichever is less.

              A SEP-IRA that is part of a SEP established before 1997 may include a salary reduction arrangement under which the employee can choose to have the employer make contributions ("elective deferrals") to his or her SEP-IRA out of his or her salary. However, employees may make elective deferrals only if (i) at least 50% of the employer's eligible employees choose elective deferrals; (ii) the employer did not have more than 25 eligible employees at any time during the preceding year; and (iii) the amount deferred each year by each eligible highly compensated employee as a percentage of pay is no more than 125% of the average deferral percentage of all other eligible employees. An elective deferral arrangement is not available for a SEP maintained by a state or local government, or any of their political subdivisions, agencies, or instrumentalities, or to exempt organizations.


              In general, the total income which an employee can defer under a salary reduction arrangement included in a SEP and certain other elective deferral arrangements is limited to $9,240 (indexed annually for inflation). This dollar limit applies only to the elective deferrals, not to any contributions from employer funds. The Code may require that contributions be further limited to prevent discrimination in favor of highly compensated employees. An employee may also make regular IRA contributions to his or her SEP-IRA (see discussion of IRAs, above).

              Under the terms of the SEP-IRA, contributions by or on behalf of participants may be invested in shares of the Funds (or shares of other funds designated by the Adviser as eligible investments), as specified by the participant. All dividends and distributions on shares held in SEP-IRAs are reinvested in full and fractional shares of the same class of the same Fund. Since no Fund is intended as a complete investment program it is important, in connection with the adoption of a SEP-IRA, that employers give careful consideration to the fiduciary obligation requirements of ERISA, particularly those pertaining to diversification of investments.

              Withdrawals before age 59 may involve the payment of a 10% nondeductible penalty on the amount withdrawn. Withdrawals must commence no later than the required beginning date (see discussions of "Prototype Retirement Plans" above). The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. Contributions to a SEP-IRA by an employer are excluded from the employee's income rather than deducted from it. Elective deferrals made to an employee's SEP-IRA generally are excluded from his income in the year of deferral, but are included in wages for social security (FICA) and unemployment (FUTA) tax purposes. However, if the employee makes regular IRA contributions to his SEP-IRA (other than elective deferrals), he can deduct them the same way as contributions to a regular IRA, up to the amount of his deduction limit. Investors should consult their tax advisers for further tax information including information with respect to the imposition of state and local income taxes and the effects of tax law changes.

              The Fund has arranged for Boston Safe Deposit and Trust Company to furnish the required custodial services for SEP-IRAs using the Funds as the underlying investment. Boston Safe Deposit and Trust Company will charge an acceptance fee of $10 for each new SEP-IRA and an annual maintenance fee of $15 for each year that a SEP-IRA is in existence. There is a $10 fee for each premature distribution. These fees will be deducted from the SEP-IRA account and may be changed by the Custodian upon 30 days' prior written notice.


              To establish a SEP-IRA, an employer and employee should complete the WPG IRA application materials, as well as IRS Form 5305-SEP. Pursuant to IRS regulations, an investor may for seven days following establishment of a SEP-IRA revoke the SEP-IRA. Detailed information on SEP-IRAs, together with the necessary form of application and custodial agreement, is available from the Fund and should be studied carefully by persons interested in utilizing the Fund for SEP-IRA investments. Such persons should also consult their own advisers regarding all aspects of the Fund as an appropriate SEP-IRA investment vehicle.

              Effective for plan years after 1996, an employer may establish a SIMPLE retirement plan under new Section 408(p) of the Code. Under such plan, the employer may make contributions to individual retirement accounts established for each employee. Such individual retirement accounts must, by their terms, be limited to contributions under a SIMPLE retirement program. THE WEISS, PECK & GREER IRA IS NOT SO LIMITED AND MAY NOT BE USED TO FUND A SIMPLE RETIREMENT PROGRAM.



                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

              Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for federal income tax purposes.

              A regulated investment company qualifying under Subchapter M of the Code is not subject to federal income tax on distributed amounts to the extent that it distributes annually its taxable and, if any, tax-exempt net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to elect and to qualify to be treated as a regulated investment company and intends to continue to so qualify for each taxable year.

              Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund derive less than 30% of its annual gross income from gains (without deduction for losses) from the sale or other disposition of any of the following held (for tax purposes) for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (not on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities and related options or futures; (c) the Fund distribute at least annually to its shareholders as dividends at least 90% of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (d) the Fund diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and
         (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

              It is expected that separate accounts of insurance companies will be purchasing Institutional Class shares of the Funds. As such, each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund, that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.
         Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the
         Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the Institutional Class shares Prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

              Unless its only shareholders are life insurance company segregated asset accounts held in connection with variable contracts, trusts that are described in section 401(a) of the Code and exempt from tax under section 501(a) of the Code, and investors of "seed money" not in excess of $250,000, each Fund is subject to a 4% nondeductible federal excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to shareholders during a calendar year at least 98% of the Fund's ordinary income (not including tax-exempt interest) for the calendar year, at least 98% of the excess of its capital gains over the capital losses realized during the one-year period ending October 31 during such year, as well as any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no federal income tax. Each Fund has distribution policies that should generally enable it to avoid liability for this tax.

              Net investment income for each Fund is the Fund's investment income less its expenses. Dividends from taxable net investment income and the excess, if any, of net short-term capital gain over net long-term capital loss of a Fund will be treated under the Code as ordinary income, and dividends from net long-term capital gain in excess of net short-term capital loss ("capital gain dividends") will be treated under the Code as long-term capital gain, for federal income tax purposes. These dividends are paid after taking into account, and reducing the distribution to the extent of, any available capital loss carryforwards. Distributions from a Fund's current or accumulated earnings and profits, as computed for Federal income tax purposes, will be treated as described above whether taken in shares or in cash. Certain distributions received in January may be treated as if paid by a Fund and received by a shareholder on December 31 of the prior year.

              Dividends, including capital gain dividends, paid by a Fund shortly after a shareholder's purchase of shares have the effect of reducing the net asset value per share of his shares by the amount per share of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price to the shareholder, they may be characterized as ordinary income or capital gain as described above.


              Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under
         Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or security or a substantially identical stock or security in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, whether the gain or loss is long-term or short-term depends on the holding period of the underlying stock or security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

              All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by
         Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's taxable year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss will be recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

              Because options and futures activities of a Fund may increase the amount of gains from the sale of securities or investments held or treated as held for less than three months, the Funds may have to limit their options and futures transactions in order to comply with the 30% limitation described above.

              Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

              Positions of a Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or listed nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

              These special tax rules applicable to options and futures transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

              A Fund's investment in zero coupon securities or other securities having original issue discount (or market discount, if the Fund elects to include market discount in income currently) will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules described above may also require a Fund to recognize gains without a concurrent receipt of cash. In such case, a Fund will not be able to purchase additional income producing securities with the cash generated by the sale of such securities but will be required to use such cash to make such required distributions, and its current portfolio income may ultimately be reduced accordingly. In order to distribute this income or gains, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

              The Funds may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. However, the Funds will not be eligible to pass through to shareholders any foreign tax credits or deductions for foreign taxes paid by the Funds that are not thus reduced or eliminated. Certain foreign exchange gains and losses realized by the Funds with respect to such securities or related currency transactions will generally be treated as ordinary income and losses. Certain uses of foreign currency and investments by the Funds in certain "passive foreign investment companies" may be limited in order to avoid adverse tax consequences for the Funds (or an election, if available, may be made with respect to such investments).

              Different tax treatment, including a penalty on certain distributions, excess contributions or other transactions is accorded to accounts maintained as IRAs or other retirement plans. Investors should consult their tax advisers for more information. See "Prototype Retirement Plan For Employers and Self-Employed Individuals," "Simplified Employee Pension Plans (SEP-IRA)," and "Individual Retirement Accounts."

              Redemptions, including exchanges, of shares may give rise to realized gains or losses, recognizable for tax purposes except for investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares. Exchanges and withdrawals under the Systematic Withdrawal Plan are treated as redemptions for federal income tax purposes.

              The Trust is organized as a Delaware business trust, and neither the Trust nor the Funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each Fund qualifies as a regulated investment company for federal income tax purposes and satisfies certain income source requirements of Delaware law. If each Fund so qualifies and distributes all of its income and capital gains, it will also be exempt from the New York State franchise tax and the New York City general corporation tax, except for small minimum taxes.

              The foregoing discussion of U.S. federal income tax law does not address the special tax rules applicable to certain classes of investors, such as insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30%

         (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends.

              This discussion of the federal income tax treatment of the Funds and their distributions is based on the federal income tax law in effect as of the date of this Statement of Additional Information. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information and about the possible application of state, local and foreign taxes in light of their particular tax situations.


                              PORTFOLIO BROKERAGE

              (See "Portfolio Brokerage" in the Prospectuses.)


              It is the general policy of the Trust not to employ any broker in the purchase or sale of securities for a Fund's portfolio unless the Trust believes that the broker will obtain the best results for the Fund under the circumstances, taking into consideration such relevant factors as price, the ability of the broker to effect the transaction and the broker's facilities, reliability and financial responsibility. Commission rates, being a component of price, are considered together with such factors. Subject to the foregoing, where transactions are effected on securities exchanges, the Trust intends to employ primarily WPG as its broker. The Trust is not obligated to deal with any broker or group of brokers in the execution of transactions in portfolio securities.


              WPG acts as broker for the Funds on exchange transactions, subject, however, to the general policy of the Trust set forth above and the procedures adopted by the Trustees. Commissions paid to WPG must be at least as favorable as those believed to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange. A transaction is not placed with WPG if a Fund would have to pay a commission rate less favorable than WPG's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which WPG acts as a clearing broker for another brokerage firm, and any customers of WPG determined by a majority of the Independent Trustees not to be comparable to the Funds. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Independent Trustees, exceptions may be made. Since WPG has, as investment adviser to the Funds, the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by WPG as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

              The commission rate on all exchange orders is subject to negotiation. Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by the Trust to an affiliated person, such as WPG, acting as broker in connection with transactions effected on a securities exchange. The Trustees, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 thereunder to ensure a broker's commission that is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time ...."
         Rule 17e-1 also requires the Trustees, including a majority of the Independent Trustees, to adopt procedures reasonably designed to provide that the commission paid is consistent with the above standard, review those procedures at least annually to determine that they continue to be appropriate and determine at least quarterly that transactions have been effected in compliance with those procedures. The Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Rule 17e-1.

              In selecting brokers other than WPG to effect transactions on securities exchanges, the Trust considers the factors set forth in the first paragraph under this heading and any investment products or services provided by such brokers, subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Section 28(e) specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest rate available. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion." Accordingly, if the Trust determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research products and services provided by such broker, the Trust may pay commissions to such broker in an amount greater than the amount another firm might charge. Research products and services provided to the Trust include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses) providing lawful and appropriate assistance to WPG (and its subsidiaries) in the performance of their decision-making responsibilities.

              Each year, the Adviser considers the amount and nature of the research products and services provided by other brokers as well as the extent to which such products and services are relied upon, and attempts to allocate a portion of the brokerage business of their clients, such as the Trust, on the basis of that consideration. In addition, brokers sometimes suggest a level of business they would like to receive in return for the various services they provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions, because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker excluded from receiving business because it has not been identified as providing research services. As permitted by Section 28(e), the investment information received from other brokers may be used by WPG (and its subsidiaries) in servicing all its accounts and not all such information may be used by WPG, in its capacity as the Adviser, in connection with the Trust. Nonetheless, the Trust believes that such investment information provides the Trust with benefits by supplementing the research otherwise available to the Trust.

              As set forth above, the Trust employs WPG, a member firm of the NYSE, as its principal broker on U.S. exchange transactions. Section 11(a) of the Exchange Act provides that a member firm of a national securities exchange (such as WPG) may not effect transactions on such exchange for the account of an investment company (such as the Trust) of which the member firm or its affiliate (such as the Adviser) is the investment adviser unless certain conditions are met. These conditions require that the investment company authorize the practice and that the investment company receive from the member firm at least annually a statement of all commissions paid in connection with such transactions. WPG's transactions on behalf of the Funds are effected in compliance with these conditions.

              WPG furnishes to the Trust at least quarterly a statement setting forth the total amount of all compensation retained by WPG or any associated person of WPG in connection with effecting transactions for the account of the Trust, and the Trustees of the Trust review and approve all the Trust's portfolio transactions and the compensation received by WPG in connection therewith.

              WPG does not knowingly participate in commissions paid by the Trust to other brokers or dealers and does not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event WPG at any time learns that it has knowingly received reciprocal business, it will so inform the Trustees.

              To the extent that WPG receives brokerage commissions on Trust portfolio transactions, officers and Trustees of the Trust who are also principals in WPG may receive indirect compensation from the Trust through their participation in such brokerage commissions.

              In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Adviser. Investment decisions for a Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds. When appropriate, orders for the account of the Funds are combined with orders for other investment companies or other clients advised by WPG in order to obtain a more favorable commission rate. When the same security is purchased for a Fund and one or more other funds or other clients on the same day, each party pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

              The U.S. Government and debt securities in which the Funds invest are traded primarily in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, affiliated persons of the Trust, including WPG, may not serve as the Trust's dealer in connection with such transactions. However, affiliated persons of the Trust may serve as its broker in transactions conducted on an exchange or over-the-counter transactions conducted on an agency basis. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

              Subject to the supervision of the Trustees, all investment decisions of the Trust are executed through WPG's trading department.


                                                 BROKERAGE COMMISSIONS

                                                                                                  PERCENTAGE OF
                                                                                                 AGGREGATE DOLLAR
                                                                                                   AMOUNT OF
                                                                                                  TRANSACTIONS
                                                                                                  INVOLVING THE
                                                                          PERCENTAGE OF            PAYMENT OF
                                                                            AGGREGATE              COMMISSIONS
                                             AGGREGATE BROKERAGE           COMMISSIONS          EFFECTED THROUGH
                                                 COMMISSIONS               PAID TO WPG                WPG
                                             -------------------          -------------         ----------------

FUND                                    1994       1995         1996       DURING 1996          DURING 1996
----                                    ----       ----         ----       -----------          -----------
Long-Term Retirement Fund                N/A        N/A         $846           97%                  97%
Medium-Term Retirement Fund              N/A        N/A        2,094           99%                  99%
Short-Term Retirement Fund               N/A        N/A        2,056           97%                  99%
Core Large-Cap Stock Fund                N/A        N/A        1,651           99%                  99%
Core Small-Cap Stock Fund                N/A        N/A        2,387          100%                  100%

              The foregoing amounts do not include any profits of losses realized by brokers or dealers on "net" transactions for the account of any Fund (such as transactions in U.S. Government securities and transactions executed through market makers and in the third market).



                               PORTFOLIO TURNOVER


              See "Financial Highlights" and "Risk Considerations and Other Investment Practices and Policies -- Portfolio Turnover" in the Prospectus.


                The annual portfolio turnover rate of a Fund is calculated by dividing the lesser of the purchase or sales of a Fund's portfolio securities for the year by the monthly average of the value of the portfolio securities owned by that Fund during the year. The monthly average is calculated by totalling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by
         13. In determining portfolio turnover, securities (including options) which have maturities at the time of acquisition of one year or less ("short-term securities"), are excluded. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs which the Trust must pay and the possibility of more short-term gains which may increase the difficulty of qualifying as a regulated investment company.

              To the extent that their portfolios are traded for short-term market considerations and exceeds 100%, the annual portfolio turnover rate of the Funds could be higher than most mutual funds. None of the Funds will engage in short-term trading to an extent which would disqualify them as regulated investment companies under Subchapter M of the Code.

                                  ORGANIZATION

         (See "Management of the Tomorrow Funds" and "The Trust" in the Prospectuses.)

              As a Delaware business trust, the Trust's operations are governed by its Agreement and Declaration of Trust dated June 21, 1995 (the "Declaration of Trust"). A copy of the Trust's Certificate of Trust, also dated June 21, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust's Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.

              To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of lability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

              The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

              Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

              Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held or one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable class of the applicable Fund).

              As it is expected that separate accounts of insurance companies will be purchasing Institutional Class shares of each of the Funds, it should be noted that the rights, if any, of variable contract holders to vote the shares of a Fund beneficially owned by such variable contract holders are governed by the relevant variable contract.

              Pursuant to the Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing six Funds. As of the date of this Statement of Additional Information, the Board does not have any plan to establish another series of shares in the Trust.

              Pursuant to the Declaration of Trust, the Board may establish and issue multiple classes of shares for each Fund. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares for each series, designated Adviser Class and Institutional Class. See "The Trust" in the Prospectuses for a detailed description of the respective rights of the two classes of shares. The Trustees do not have any plan to establish additional classes of shares for any Fund.

              Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Board. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

              Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize any Fund to so invest its assets.

              "Tomorrow Funds Retirement Trust" is the designation of the Trust for the time being under the Declaration of Trust, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund. Since the Funds use combined prospectuses, however, it is possible that one Fund might become liable for a misstatement or omission in its prospectus regarding the other Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectuses.


                                    CUSTODIAN

              The Custodian for the Trust is Boston Safe Deposit and Trust Company at One Exchange Place, Boston, Massachusetts 02109. In its capacity as Custodian, Boston Safe Deposit and Trust Company performs all accounting services, holds the assets of the Trust and is responsible for calculating the net asset value per share.


                                 TRANSFER AGENT


              First Data Investor Services Group, Inc. acts as transfer agent for the Trust and, in such capacity, processes purchases, transfers and redemptions of shares, acts as dividend disbursing agent, and maintains records and handles correspondence with respect to shareholder accounts.


                                  LEGAL COUNSEL

              Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, serves as legal counsel to the Trust.



                 FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS





              KPMG Peat Marwick LLP ("KPMG"), 345 Park Avenue, New York, New York 10154, are the independent auditors for the Trust. Professional services performed by KPMG include audits of the financial statements of the Trust, consultation on financial, accounting and reporting matters, review and consultation regarding various filings with the SEC and attendance at the meetings of the Audit Committee and Board of Trustees. KPMG also performs other professional services for the Trust including preparation of income tax returns of the Funds. Each Fund's audited financial statements and related report of KPMG, independent auditors, included in the Annual Report to Shareholders of the Funds for the year ended December 31, 1996, is attached hereto and hereby incorporated by reference into this Statement of Additional Information.

                                    APPENDIX

         Description of Bond Ratings Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Moody's also provides credit ratings for preferred stocks. It should be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

              Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e. payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

              Moody's also provides credit ratings for tax-exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

         Standard & Poor's Ratings Group

         AAA: Bonds rated AAA have the higher rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

              S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

              Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

              The Moody's Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.

                                    GLOSSARY

         Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

         Certificates of Deposit: Negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

         Bankers' Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

         Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

         Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

                                 TOMORROW FUNDS
                                RETIREMENT TRUST

                         A Lifecycle Retirement Program



                                 Annual Report
                               DECEMBER 31, 1996




                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                      TOMORROW SHORT-TERM RETIREMENT FUND
                           CORE LARGE-CAP STOCK FUND
                           CORE SMALL-CAP STOCK FUND

TOMORROW FUNDS RETIREMENT TRUST

Table of Contents





     Chairman's Letter ................................ 1
     Average Annual Total Return ...................... 2
     Ten Largest Holdings  ............................ 5
     Schedules of Investments
          Core Large Cap Stock Fund...................  6
          Core Small Cap Stock Fund...................  9
          Tomorrow Long-Term Retirement Fund.......... 14
          Tomorrow Medium-Term Retirement Fund ....... 23
          Tomorrow Short-Term Retirement Fund ........ 31
     Statements of Assets and Liabilities............  38
     Statements of Operations .......................  39
     Statements of Changes in Net Assets ............  40
     Notes to Financial Statements ..................  41
     Financial Highlights ...........................  47
     Independent Auditor's Report....................  48

DEAR SHAREHOLDER:

  Continued low inflation, a cooling economy (3rd quarter growth of 2.0%), declining interest rates, and healthy profit margins set the stage for yet another strong increase in the market in the 4th quarter of 1996.

  Record cash flows into equity mutual funds helped November's 7.6% rise in the S&P 500 replace September's 5.6% gain as the strongest monthly performance since December 1991. The market's fourth quarter return of 8.4% was the eighth straight 3% or greater quarterly gain. Since January 1995, the S&P 500 has returned an astonishing 68.9%.

  In December cautionary comments on the current bull market by Fed Chairman Greenspan tempered to some degree the prevailing market optimism, and resulted in an increase in market volatility similar to what we saw in July.

  Since their inception in March 1996 the Tomorrow Short Term, Medium Term and Long Term Retirement Funds have performed slightly below their benchmark allocations of fixed income, domestic and international equities. The Core Small Cap Fund had a very strong 1996, outperforming its benchmark, the Russell 2000, by over four percentage points. Since its inception in February 1996, the Core Large Cap Fund slightly underperformed the S&P 500.

  The Tomorrow Funds utilize a highly structured quantitative process in the domestic equity allocations. The objective of the process is to maximize return while minimizing investment risk as well as style and capitalization drift. Historically, this risk-averse strategy has fared well relative to the markets over a market cycle, and has underperformed when stock prices rise sharply. Given the powerful up market of 1995-96, the slight underperformance of the Funds is consistent with our long term goal of reducing risk.

  Weiss, Peck & Greer is committed to helping you invest wisely prior to and during your retirement. The Tomorrow Retirement Funds were created to simplify investment decision making and help you enjoy today. We wish you and your family a happy, healthy and prosperous 1997.

                                              Sincerely,




                                              /s/ Roger J. Weiss
                                              Roger J. Weiss
                                              Chairman of the Board
                                              January 15, 1997

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

CORE LARGE-CAP
The Tomorrow Fund Large-Cap portfolio underperformed the S&P 500 in 1996 with a return of 15.4% as compared to the index's return of 16.9% over the same period.

This year's extended and unusually powerful run in the market, coming at the end of a long economic cycle, was an inhospitable environment for the Fund's risk control strategy. The strongly defensive character of the strategy caused the risk controlled portfolio to lag its benchmark during this extended run.

[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                     operations) through December 31, 1996




CORE LARGE-CAP.....................   15.35
S&p 500............................   16.39%



CORE SMALL-CAP
The Tomorrow Fund Small-Cap portfolio outperformed the Russell 2000 in 1996 with a 17.7% return vs. the benchmark's 13.6% return.

The Fund uses a highly quantitative strategy that focuses on minimizing the total risk of the investment portfolio. In 1996 this focus resulted in a value tilt to the portfolio as well as concentrations in the real property and mortgage industries. The strong performance of the financial sector in conjunction with small cap value stocks outperforming growth in 1996, were the primary contributors to the Fund's strong performance relative to the Russell 2000.


[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                      operations) through December 31, 1996




CORE SMALL-CAP.....................   17.70%
S&P 500............................   13.63%

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

LONG, MEDIUM & SHORT TERM
TOMORROW FUNDS

In 1996 the Adviser class of each Tomorrow Life Cycle Fund, which consist of a blended allocation of domestic and international equities and fixed income instruments, underperformed their respective benchmarks by an average of 1.8%. Performance for the Institutional class will vary from the Adviser class due to differences in expenses charged to their class.

The domestic equity portfolios comprise the largest allocation in the Life Cycle Tomorrow Funds. These portfolios utilize the same risk control strategy employed in the Large and Small Cap Tomorrow Funds. This risk-averse strategy has historically performed well relative to the markets over a market cycle and have underperformed in sharply rising markets. Given the powerful up market of 1995-1996 the underperformance in the Funds is consistent with our long term goal of reducing volatility.


[Graph shown here]

                          Average Annual Total Return
                      (Inception through December 31, 1996)




TOMORROW LONG-TERM
   (Adviser Class)...............    9.08+
   (Institutional Class).........    9.03%++
Tomorrow Long-Term Benchmark.....   11.00%



[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW MEDIUM-TERM
   (Adviser Class)...............    8.89+
   (Institutional Class).........    8.54%++
Tomorrow Long-Term Benchmark.....   10.53%




[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW SHORT-TERM
   (Adviser Class)...............    8.54+
   (Institutional Class).........    8.23%++
Tomorrow Long-Term Benchmark.....   10.39%

+  Inception March 7, 1996.
++ Inception April 2, 1996.

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return


Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurement of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $200 million. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.

The benchmarks used by the Long-Term Retirement Fund, Medium-Term Retirement Fund and Short-Term Retirement Fund are each comprised of an allocated portion of several of the above mentioned indices. The allocated portions are as follows:


                                        Long-    Medium-  Short
                                        Term     Term     Term

         S&P 500                        30%      35%      40%
         S&P 400 MidCap                 20%      15%      10%
         Russell 2000 Growth            25%      15%      10%
         Lehman Government Corporate    20%      30%      40%
         EAFE                            5%       5%       0%



TOMORROW FUNDS RETIREMENT TRUST

Ten Largest Holdings at December 31, 1996*




                                                 Market        Percent
Core Large-Cap                                   Value         of Fund

Exxon Corp...................................    $64,680          4.1%
Royal Dutch Petroleum Co ADR.................     47,298          3.0%
Standard & Poor's Depositary
    Receipt..................................     44,362          2.8%
Lilly Eli  & Co..............................     29,492          1.9%
Mobil Corp...................................     28,362          1.8%
GTE Corp.....................................     26,481          1.7%
Bristol-Myers Squibb Co......................     26,426          1.7%
Eastman Kodak Co.............................     25,038          1.6%
International Business Machines
     Corp....................................     23,707          1.5%
Amoco Corp...................................     23,579          1.5%
                                                $339,425         21.6%


                                                  Market        Percent
Core Small-Cap                                    Value         of Fund

BRE Properties Inc...........................    $10,568          0.5%
Home Beneficial Corp.........................      6,780          0.4%
Financial Trust Corp.........................      6,699          0.4%
IWC Resources Corp...........................      6,567          0.3%
Citizens Bancorp Maryland..................        6,200          0.3%
Boole & Babbage Inc..........................      6,025          0.3%
Ekco Group Inc...............................      5,998          0.3%
Liberty Bancorp Inc..........................      5,920          0.3%
SPX Corp.....................................      5,890          0.3%
Interstate Bakeries Corp.....................      5,846          0.3%
                                                 $66,493          3.4%




Long-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $120,187          9.5%
US Treasury Note
    6.500%, Due 8/15/05......................     98,628          7.8%
Exxon Corp ..................................     91,140          7.2%
Standard & Poor's Depositary
   Receipt...................................     57,302          4.6%
BT EAFE Equity Index Fund....................     53,861          4.3%
US Treasury Bond
    6.875%, Due 8/15/25......................     35,689          2.8%
U.S. Robotics Corp ..........................     23,040          1.8%
Amgen Inc ...................................     18,542          1.5%
State Auto Financial Corp ...................     18,486          1.5%
Sprint Corp..................................     18,343          1.5%
                                                $535,218         42.5%


Medium-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $501,606         13.6%
US Treasury Note
    6.500%, Due 8/15/05......................    425,711         11.6%
Standard & Poor's Depositary
    Receipt..................................    177,450          4.8%
US Treasury Bond
    6.875%, Due 8/15/25......................    161,111          4.4%
BT EAFE Equity Index Fund....................    144,849          3.9%
Exxon Corp...................................     53,214          1.4%
May Department Stores Co.....................     39,083          1.1%
Kimberly-Clark Corp .........................     37,243          1.0%
Royal Dutch Petroleum Co ADR ................     36,882          1.0%
Viacom Inc Cl B .............................     35,433          1.0%
                                              $1,612,582         43.8%


Short-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $880,046         18.5%
US Treasury Note
    6.500%, Due 8/15/05......................    743,737         15.6%
US Treasury Bond
    6.875%, Due 8/15/25......................    275,316          5.8%
Standard & Poor's Depositary
    Receipt..................................    221,813          4.7%
Royal Dutch Petroleum Co ADR ................    126,013          2.6%
Exxon Corp...................................     91,140          1.9%
GTE Corp ....................................     84,766          1.8%
Pharmacia & Upjohn Inc ......................     75,169          1.6%
Mobil Corp ..................................     73,350          1.5%
Chevron Corp ................................     71,825          1.5%
                                              $2,643,175         55.5%


 * The composition of the largest securities in each porfolio is subje


TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996


   Number
 of Shares                      Security                        Value


                            Core Large-Cap Stock Fund


              COMMON STOCKS (96.6%)
              Basic Materials (9.3%)
        185   Dow Chemical Co .............................       $14,499
        360   Barrick Gold Corp ...........................        10,305
        235   Monsanto Co .................................         9,136
        117   PPG Industries Inc. .........................         6,567
        274   Placer Dome Inc ADR .........................         5,960
         88   Phelps Dodge Corp ...........................         5,940
         82   Pioneer Hi Bred International ...............         5,740
        117   Great Lakes Chemical Corp. ..................         5,470
        105   W.R. Grace & Co..............................         5,434
        105   International Flavors &
                 Fragrances Inc ...........................         4,725
        144   Inco Ltd ....................................         4,590
         99   Newmont Mining Corp .........................         4,430
         48   Rohm & Haas Co ..............................         3,918
         66   Reynolds Metals Co ..........................         3,720
        194   Engelhard Corp ..............................         3,710
        110   James River Corp of Virginia ................         3,644
        114   USX US Steel Group ..........................         3,577
         61   Temple Inland Inc ...........................         3,302
         64   Nucor Corp ..................................         3,264
         79   International Paper Co. .....................         3,190
        133   Cyprus Amax Minerals Co. ....................         3,109
         47   Sigma Aldrich Corp ..........................         2,935
        188   Homestake Mining Co .........................         2,679
         80   Boise Cascade Corp ..........................         2,540
         46   Union Camp Corp .............................         2,197
        224  +Bethlehem Steel Corp. .......................         2,016
         70   Westvaco Corp................................         2,013
         86   Allegheny Teledyne Inc ......................         1,978
         51   Bemis Inc ...................................         1,881
        103   Worthington Industries.......................         1,867
         92   Inland Steel Industries Inc .................         1,840
         25  +FMC Corp ....................................         1,753
        231   Echo Bay Mines Ltd ..........................         1,530
         37   BF Goodrich Co...............................         1,499
        100   Stone Container Corp ........................         1,487
         36   Ecolab Inc ..................................         1,354
         35   Nalco Chemical Co ...........................         1,264
        159  +Armco Inc ...................................           656
         13   Potlach Corp ................................           559
                                                                 --------
                                                                  146,278
                                                                 --------
              Capital Goods (12.2%)
        216   Boeing Co ...................................        22,977
        222   Minnesota Mining &
                 Manufacturing Co .........................        18,398
        222   McDonnell Douglas Corp ......................        14,208
        204  +Rockwell International.......................        12,418
        124   Emerson Electric Co. ........................        11,997

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        204   Corning Inc .................................        $9,435
        405   Westinghouse Electric Corp ..................         8,049
        107   Honeywell Inc. ..............................         7,035
        110   Fluor Corp ..................................         6,902
         89   Eaton Corp ..................................         6,208
        105   Crown Cork & Seal Inc .......................         5,709
        114   Cooper Industries ...........................         4,802
         89   Tyco International Ltd ......................         4,706
         47   Textron Inc .................................         4,430
         76   Alco Standard Corp ..........................         3,924
         91   Parker Hannifin Corp ........................         3,526
         42   Northrop Grumman Corp .......................         3,476
         62   Dover Corp ..................................         3,115
        118   Pall Corp ...................................         3,009
        120   PP & L Resources Inc ........................         2,760
         34   Raychem Corp.................................         2,724
         55   Harnischfeger Industries Inc. ...............         2,647
         36   General Dynamics ............................         2,538
         30   Grainger WW Inc .............................         2,408
         58   Millipore Corp ..............................         2,400
        205   Laidlaw Inc Cl B.............................         2,358
         46   Cummins Engine Inc ..........................         2,116
         80   Moore Corp Ltd ..............................         1,630
         44   Avery Dennison Corp .........................         1,556
         35   General Signal Corp .........................         1,496
         78   McDermott International Inc .................         1,297
         57   Cincinnati Milacron Inc .....................         1,247
         47   Ball Corp ...................................         1,222
         27   Briggs & Stratton Corp ......................         1,188
         40   Crane Co ....................................         1,160
         29   Trinova Corp ................................         1,055
         28   National Services Industries Inc ............         1,046
         23   Thomas & Betts Corp .........................         1,021
         43   Premark International........................           957
         98  +Navistar International Corp .................           894
         14   Timken Co. ..................................           642
         42   Giddings & Lewis Inc. .......................           541
          6   NACCO Industries Inc Cl A ...................           321
                                                                 --------
                                                                  191,548
                                                                 --------
              Communication Services (3.1%)
        582   GTE Corp.....................................        26,481
        326   US West Inc .................................        10,513
        171   Sprint Corp .................................         6,818
        163   ALLTEL Corp .................................         5,114
                                                                 --------
                                                                   48,926
                                                                 --------
              Consumer Cyclical (12.4%)
        312   Eastman Kodak Co ............................        25,038
        237   May Department Stores Co ....................        11,080
        378   Dun & Bradstreet Corp .......................         8,978


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        382   The Limited Inc .............................        $7,019
        225   Gap Inc. ....................................         6,778
         89   Gannet Inc ..................................         6,664
        240   Mattel Inc...................................         6,660
        156   Dayton Hudson Corp ..........................         6,123
        170   Masco Corp ..................................         6,120
        153   Service Corp International ..................         4,284
         96   Tandy Corp...................................         4,224
        136   Dillard Department Stores ...................         4,199
        106   New York Times Co Cl A ......................         4,028
         90   Genuine Parts Co ............................         4,016
         83   Interpublic Group of Cos Inc ................         3,942
        375  +K mart Stores ...............................         3,891
         81   Harcourt General Inc.........................         3,736
        109   Dow Jones & Co Inc ..........................         3,692
        113   Black & Decker Corp..........................         3,404
         98   Cognizant Corp ..............................         3,234
         70   McGraw-Hill Cos Inc .........................         3,229
         64   TRW Inc. ....................................         3,168
         71   Owens Corning ...............................         3,026
         94   Echlin Inc. .................................         2,973
         67   Polaroid Corp ...............................         2,914
         42   VF Corp .....................................         2,835
         40   Armstrong World Industries Inc...............         2,780
        139   Cooper Tire & Rubber ........................         2,745
         65   Reebok International Ltd ....................         2,730
        135   Maytag Corp .................................         2,666
         69   Liz Claiborne Inc. ..........................         2,665
         63   Hasbro Inc ..................................         2,449
         31   Tribune Co. .................................         2,445
         80   Circuit City Store Inc ......................         2,410
         43   Sherwin-Williams Co. ........................         2,408
         61   Knight- Ridder Inc ..........................         2,333
        106  +Woolworth Corp ..............................         2,319
         77   American Greetings-Cl A .....................         2,185
         52  +Fruit of the Loom Inc .......................         1,969
         71   Stanley Works ...............................         1,917
         37   Mercantile Stores ...........................         1,827
        102   Viad Corp ...................................         1,683
         35   TJX Cos Inc..................................         1,658
         71   Ogden Corp ..................................         1,331
         60   Jostens Inc .................................         1,268
         34   Snap-On Inc .................................         1,211
         40   Russell Corp ................................         1,190
         28  +Payless ShoeSource Inc ......................         1,050
         20   Springs Industries Inc ......................           860
         16   Meredith Corp ...............................           844
         54   Stride Rite Corp ............................           540
         32  +ACNielsen Corp ..............................           484
         22   Outboard Marine Inc. ........................           363
          9  +Footstar Inc ................................           224
                                                                 --------
                                                                  193,809
                                                                 --------
   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


              Consumer Staples (13.1%)
        101   Unilever NV ADR .............................       $17,700
        212   Walt Disney Co ..............................        14,761
        398  +Viacom Inc Cl  B ............................        13,880
        205   Kellogg Co ..................................        13,453
        309   Heinz H J Co ................................        11,124
        483   Archer Daniels Midland Co....................        10,626
        254   Anheuser- Busch Cos Inc. ....................        10,160
        118   Ralston Purina Co ...........................         8,658
        165   Conagra Inc .................................         8,209
         87   Colgate-Palmolive Co ........................         8,026
        102   CPC International Inc. ......................         7,905
        234   UST Inc. ....................................         7,576
        109   General Mills Inc ...........................         6,908
        158   Quaker Oats Co...............................         6,024
        129  +Kroger Co ...................................         5,999
         69   Avon Products Inc ...........................         3,942
         96   American Stores Co...........................         3,924
        115   Winn Dixie Stores ...........................         3,637
         76   Hershey Foods Corp ..........................         3,325
         79   Rite Aid Corp. ..............................         3,140
        127   Whitman Corp ................................         2,905
         87   Sysco Corp ..................................         2,838
         67  +CVS Corp ....................................         2,764
         51   Tupperware Corp..............................         2,735
         26   Clorox Co. ..................................         2,610
         74   Giant Food Inc Cl A .........................         2,553
        122   Wendy's International .......................         2,501
         57  +Ceridian Corp ...............................         2,308
         67   Deluxe Corp .................................         2,194
         50  +King World Productions Inc ..................         1,844
        123   Dial Corp ...................................         1,814
         60   Supervalu Inc. ..............................         1,703
         29   Brown-Forman Corp Class  B ..................         1,327
         74   Fleming Cos Inc .............................         1,277
         70   Safety Kleen Corp ...........................         1,146
         28   Great Atlantic & Pacific Tea ................           892
         25   Hilton Hotels Corp ..........................           653
         32   Coors (Adolph) Co Cl B ......................           608
         29   Luby's Cafeterias Inc. ......................           576
         77  +Shoney's Inc ................................           539
          8   Alberto Culver Co............................           384
         43  +Ryan's Family Steak Houses Inc ..............           296
          6   Longs Drug Stores Corp.......................           295
          7   Harland Co. .................................           231
                                                                 --------
                                                                  205,970
                                                                 --------

              Energy (18.0%)
        660   Exxon Corp ..................................        64,680
        277   Royal Dutch Petroleum Co ADR ................        47,298
        232   Mobil Corp. .................................        28,362


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        292   Amoco Corp ..................................       $23,579
        317   Chevron Corp.................................        20,605
        137   Texaco Inc ..................................        13,443
        134   Schlumberger Ltd ............................        13,383
         93   Atlantic Richfield ..........................        12,334
        240   Phillips Petroleum Co. ......................        10,620
        331   Occidental Petroleum Corp ...................         7,737
        117   Halliburton Co...............................         7,049
        127   Burlington Resources Inc ....................         6,398
        170   Dresser Industries Inc ......................         5,270
         78   Amerada Hess Corp. ..........................         4,514
        105   Baker Hughes Inc ............................         3,623
         98   Sun Co ......................................         2,389
         30   Kerr McGee Corp .............................         2,160
         83  +Oryx Energy Co ..............................         2,054
         28   Louisiana Land & Exploration Co .............         1,502
         33   Ashland Inc .................................         1,448
         21   Pennzoil Co. ................................         1,187
         71  +Santa Fe Energy Resources ...................           985
         38  +Rowan Cos ...................................           860
         11   Helmerich & Payne Inc........................           573
                                                                 --------
                                                                  282,053
                                                                 --------
              Financial (3.8%)
         79   Loews Corp ..................................         7,446
        127   Lincoln National Corp Ltd. ..................         6,667
         74   UNUM Corp ...................................         5,347
         76   First Bank System Inc .......................         5,254
         43   Marsh & McLennan Cos ........................         4,472
         99   U.S. Bancorp ................................         4,449
         64   St Paul Cos. Inc Corp .......................         3,752
         55   Boatmen's Bancshares Inc ....................         3,548
         44   Transamerica Corp ...........................         3,481
         76   National City Corp ..........................         3,411
         80   Safeco Corp .................................         3,155
         44   Jefferson- Pilot Corp .......................         2,492
        117   USF&G Corp ..................................         2,442
         25   Republic NY Corp ............................         2,041
         18   Aetna Inc ...................................         1,440
         21   USLife Corp .................................           698
                                                                 --------
                                                                   60,095
                                                                 --------
              Health Care (11.9%)
        404   Lilly Eli & Co ..............................        29,492
        243   Bristol-Myers Squibb Co. ....................        26,426
        341   Schering-Plough Corp. .......................        22,080
        543   Pharmacia & Upjohn Inc.......................        21,516
        316   American Home Products Corp..................        18,526
        257  +Amgen Inc. ..................................        13,974
        140   Warner Lambert Co ...........................        10,500
        148  +Boston Scientific Corp ......................         8,880

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        262  +Humana Inc ..................................        $5,011
        188  +Tenet Healthcare Corp .......................         4,113
         96  +St. Jude Medical Inc. .......................         4,092
         91   Becton Dickinson & Co. ......................         3,947
         84   Allergan Inc. ...............................         2,992
         83   Bausch & Lomb Inc ...........................         2,946
         63   Mallinckrodt Inc. ...........................         2,780
        169   Biomet ......................................         2,556
         92  +ALZA Corp ...................................         2,381
         83  +Fresenius Medical Care ADR ..................         2,334
         43   United States Surgical Corp .................         1,693
         78  +Transitional Hospitals Corp .................           751
                                                                 --------
                                                                  186,990
                                                                 --------
              Technology (4.6%)
        157   International Business Machines
                  Corp.....................................        23,707
        415   First Data Corp .............................        15,147
        143   Raytheon Co .................................         6,882
        593  +Novell Inc ..................................         5,615
        233  +Apple Computer Inc ..........................         4,864
        105  +Advanced Micro Devices Inc ..................         2,704
         90   Autodesk Inc ................................         2,520
         33   Perkin Elmer Corp............................         1,943
         26   Harris Corp..................................         1,784
        126  +Amdahl Corp .................................         1,528
         75   EG&G Inc ....................................         1,509
        190  +Unisys Corp .................................         1,282
         25   Shared Medical Systems Corp .................         1,231
         71  +Intergraph Corp .............................           728
         40  +Data General Corp ...........................           580
                                                                 --------
                                                                   72,024
                                                                 --------
              Transportation (0.7%)
        136  +Federal Express Corp. .......................         6,052
        123   Caliber Systems Inc .........................         2,368
         60   Consolidated Freightways Inc ................         1,335
         43  +USAir Group Inc .............................         1,005
         23  +Yellow Corp .................................           331
         30  +Consolidated Freightways Corp ...............           266
                                                                 --------
                                                                   11,357
                                                                 --------
              Utilities (7.5%)
        465   Southern Co .................................        10,521
        239   Enron Corp ..................................        10,307
        139   FPL Group Inc. ..............................         6,394
        137   Duke Power Co ...............................         6,371
        153   Williams Cos Inc ............................         5,738
        142   Dominion Resources Inc.......................         5,467
        251   Pacific Gas & Electric Co. ..................         5,271
        107   Coastal Corp ................................         5,230

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        117   American Electric Power Co ..................        $4,812
        117   Texas Utilities Co ..........................         4,768
        164   Entergy Corp.................................         4,551
        226   Edison International ........................         4,492
        185   Houston Industries ..........................         4,186
        153   Central & South West Corp ...................         3,921
        110   Cinergy Corp. ...............................         3,671
         71   Sonat Inc. ..................................         3,656
         59   Consolidated National Gas Co ................         3,260
        101   Pacific Enterprises .........................         3,068
         90   GPU Inc .....................................         3,026
         46   Columbia Gas System Inc .....................         2,927
         76   Union Electric Co............................         2,925
         95   Public Service Entreprise ...................         2,588
        111   Ohio Edison Co ..............................         2,525
        210  +Niagara Mohawk Power Corp....................         2,074
         42   Northern States Power........................         1,927
         67   ENSERCH Corp ................................         1,541
         82   Noram Energy Corp. ..........................         1,261
         26   Nicor Inc. ..................................           929
         26   Oneok Inc. ..................................           780
          6   Eastern Enterprises .........................           212
                                                                 --------
                                                                  118,399
                                                                 --------
              Total Common Stocks
                  (Cost $1,408,895)........................     1,517,449
                                                                ---------
              Unit Investment Trust (2.8%)
                  (Cost $44,815)
        600   Standard & Poor's
                  Depositary Receipt ......................        44,362
                                                                 --------
              CONVERTIBLE PREFERRED
                 STOCK (0.0%)
                  (Cost $327)
              Financial (0.0%)
          5   Aetna Inc Class C 6.250% ....................           397
                                                                 --------
              Total Investments (99.4%)
                  (Cost $1,454,037)........................     1,562,208

              Other Assets in Excess
                  of Liabilities (0.6%)....................         8,924
                                                                 --------
              Total Net Assets (100.0%)....................    $1,571,132

                                                                =========
+  Non-income producing security.


   Number
 of Shares                      Security                        Value


                            Core Small-Cap Stock Fund


              COMMON STOCKS (97.0%)
              Basic Materials (4.8%)
        213   Tuscarora Inc ...............................        $5,831
        112   Ameron International Inc ....................         5,782
        114   Cleveland Cliffs Inc.........................         5,173
        807  +Amax Gold Inc ...............................         5,145
        157   Florida Rock Industries Inc..................         5,142
        136   Carpenter Technology Corp ...................         4,981
        222   Lawter International Inc ....................         4,962
        139   Mosinee Paper Corp ..........................         4,934
        179   Fab Industries Inc ..........................         4,922
        150   Cambrex Corp ................................         4,913
        149   Liqui-Box Corp ..............................         4,842
        318   Coeur D'Alene Mines Corp.....................         4,810
        291   Quaker Chemical Corp ........................         4,765
        145   Dexter Corp .................................         4,622
        244   Wausau Paper Mills Co .......................         4,514
        765  +Hecla Mining Co .............................         4,207
        109  +Getchell Gold Corp ..........................         4,183
        302   Calgon Carbon Corp ..........................         3,699
         61   Fuller H B Co ...............................         2,867
        151   Lilly Industries Inc Cl A ...................         2,775
         57   Penwest Ltd .................................           998
                                                                 --------
                                                                   94,067
                                                                 --------
              Capital Goods  (12.8%)
        109   NACCO Industries Inc Cl A ...................         5,831
        166   McClatchy Newspapers Inc Cl A ...............         5,810
        139   Butler Manufacturing Co .....................         5,630
        274   Penn Engineering &
                  Manufacturing Corp.......................         5,617
        133   Kimball International Inc Cl B...............         5,503
        372   Daniel Industries Inc........................         5,487
         87  +SEACOR Holdings Inc .........................         5,481
        133   Manitowoc Inc ...............................         5,387
        132   Tredegar Industries Inc .....................         5,297
        352   Oil-Dri Corp America ........................         5,280
        161   Kysor Industrial Corp .......................         5,253
        212   Amcast Industrial Corp ......................         5,247
        210   Brady W H Co ................................         5,171
        127   IDEX Corp ...................................         5,064
        107   Fisher Scientific International Inc..........         5,042
         84   Barnes Group Inc ............................         5,040
         94   Mine Safety Appliances Co ...................         5,006
        227  +Osmonics Inc ................................         4,994
        202   Baldor Electric Co ..........................         4,974
        111   Thiokol Corp ................................         4,967
        117   American Filtrona Corp ......................         4,958
        214   Albany International Corp Cl A ..............         4,949
        177  +Bearings Inc.................................         4,934
         81   Carlisle Cos Inc ............................         4,900

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         76  +SPS Technologies Inc ........................        $4,883
        237   Varlen Corp .................................         4,873
        145   Donaldson Co.................................         4,858
        100  +Littelfuse Inc. .............................         4,850
        149  +Avatar Holdings Inc .........................         4,768
         91   Teleflex Inc ................................         4,743
        185   International Aluminum Corp .................         4,718
        205   Learonal Inc ................................         4,715
        211  +Ladd Furniture Inc ..........................         4,680
        155   Commercial Metals Co.........................         4,669
        151   Standex International Corp ..................         4,662
        631  +Insituform Technologies Inc Cl A ............         4,654
        145  +USA Waste Services Inc ......................         4,622
        188   Graco Inc ...................................         4,606
        145   Stone & Webster Inc .........................         4,604
        204  +Lydall Inc ..................................         4,590
        492  +Thermo Fibertek Inc .........................         4,582
        262   Raymond Corp ................................         4,552
        316   Woodhead Industries Inc .....................         4,345
        679   UNR Industries Inc ..........................         4,074
        101  +Sequa Corp Cl A .............................         3,964
        109  +Dionex Corp .................................         3,815
        302  +Nashua Corp. ................................         3,624
        114  +Syratech Corp ...............................         3,591
        326   Sealright Co ................................         3,423
        156   Granite Construction Inc ....................         2,964
        100   Grief Bros Corp Cl A ........................         2,850
        167  +Cuno Inc ....................................         2,484
         63   AAR Corp ....................................         1,905
         19   Miller (Herman) Inc .........................         1,076
         35   Harmon Industries ...........................           652
         22  +Devon Group Inc .............................           605
         42  +Durakon Industries Inc. .....................           536
         15   Gleason Corp ................................           497
         34  +Intermagnetics General Corp .................           408
                                                                 --------
                                                                  251,264
                                                                 --------
              Consumer Cyclical (14.3%)
      1,371   Ekco Group Inc ..............................         5,998
        152   SPX Corp ....................................         5,890
        124   Pultizer Publishing Co.......................         5,750
         88  +Culbro Corp .................................         5,709
        417  +Johnson Worldwide
                  Association Inc Cl A.....................         5,525
        284   Sturm Ruger & Co Inc ........................         5,502
        222   Donnelly Corp ...............................         5,439
         96   Houghton Mifflin Co .........................         5,436
        386   ADVO Inc ....................................         5,404
        214   American Business Products...................         5,377
        195   K2 Inc ......................................         5,362
        210   Standard Products Co ........................         5,355

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        527   Graphic Industries ..........................        $5,336
        449  +Lifetime Hoan Corp ..........................         5,276
        120   Hughes Supply Inc ...........................         5,175
        157   Wiley (John) & Sons Inc Cl A ................         5,063
        160   Wynns International Inc .....................         5,060
        505   Crown Crafts Inc ............................         5,050
        154  +Gelman Sciences Inc .........................         5,005
        202   Bassett Furniture Industries Inc.............         4,949
         82   NCH Corp ....................................         4,940
        172   Starrett LS Co Cl A .........................         4,881
        830  +American Media Inc...........................         4,876
        164   Lawson Products Inc .........................         4,856
        177   Unitog Co....................................         4,823
        181   Guilford Mills Inc ..........................         4,819
        315  +National Education Corp .....................         4,804
        565  +Handleman Co ................................         4,803
        253   Caseys General Stores Inc ...................         4,744
        274   Wackenhut Corp Cl A .........................         4,726
        262   Russ Berrie & Co Inc ........................         4,716
        308   Osh Kosh B'Gosh Inc Cl A ....................         4,697
         50   Dart Group Corp Cl A ........................         4,650
        697  +Uno Restaurant Corp .........................         4,618
        116   Apogee Enterprises Inc ......................         4,611
        297   Genovese Drugs Stores .......................         4,603
         87   Meredith Corp ...............................         4,589
        318   Falcon Products Inc .........................         4,532
        169   Stanhome Inc ................................         4,479
        231   Delechamps Inc ..............................         4,476
        243   Brown Group Inc .............................         4,465
        393   La-Z-Boy Chair Co ...........................         4,454
        127   Plenum Publishing Corp ......................         4,445
        205   Smart & Final Inc ...........................         4,433
        277   Strawbridge & Clothier ......................         4,397
         86   WD-40 Co ....................................         4,387
        227  +Lands' End Inc ..............................         4,346
        198   True North Communications Inc ...............         4,331
        425   Stride Rite Corp ............................         4,250
        274   Cadmus Communications Corp ..................         4,247
         49   United Television Inc .......................         4,220
        175   Waverly Inc .................................         4,156
        227   Walbro Corp. ................................         4,143
        211   Alico Inc ...................................         3,956
        385  +Playboy Enterprises Inc Cl B ................         3,754
        207   Commercial Intertech Corp ...................         2,820
        320  +GRC International Inc .......................         2,600
        127  +Pre-Paid Legal Services Inc .................         2,318
        530  +Topps Co Inc ................................         2,120
         84   Shopko Stores Inc ...........................         1,260
         70  +AnnTaylor Stores Corp .......................         1,225
         70  +American Classic Voyages Co..................           919
         28   Thomas Nelson Inc............................           417


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         20  +Galey & Lord Inc ............................          $297
         15   Outboard Marine Inc. ........................           247
                                                                 --------
                                                                  280,111
                                                                 --------
              Consumer Staples (6.7%)
        119   Interstate Bakeries Corp ....................         5,846
        172   Harland Co. .................................         5,676
        244   Nash Finch Corp .............................         5,185
        326   Rykoff-Sexton Inc ...........................         5,175
        351   Dames & Moore Inc ...........................         5,133
        224   Church & Dwight Co...........................         5,124
        129   Tootsie Roll Industries......................         5,112
        365   Ruddick Corp ................................         5,110
        104   Longs Drug Stores ...........................         5,109
        281   International Multifoods Corp ...............         5,093
        261   Blair Corp ..................................         5,024
        286   Arbor Drugs Inc .............................         4,969
        267   ABM Industries Inc ..........................         4,940
        350  +Foodbrands America Inc ......................         4,813
        127   National Presto Industries ..................         4,747
        181  +Carmike Cinemas Inc. Cl A ...................         4,593
        278   Goodmark Foods Inc ..........................         4,587
        241   Coors (Adolph) Co Cl B ......................         4,579
         30   Farmer Brothers Co ..........................         4,560
        212   Flowers Industries Inc ......................         4,558
        227  +International Dairy Queen Inc
                  Cl A.....................................         4,540
        348   WLR Foods Inc ...............................         4,307
        216   Luby's Cafeterias Inc. ......................         4,293
        359   A.T. Cross Co Cl A ..........................         4,173
        217   Angelica Corp ...............................         4,150
        591  +Shoney's Inc ................................         4,137
        255  +AMC Entertainment Inc .......................         3,666
         76   Rival Co.....................................         1,891
         37  +Valassis Communications Inc. ................           782
         30  +Bone Care International Inc..................           218
                                                                 --------
                                                                  132,090
                                                                 --------
              Energy (4.1%)
        320   Landauer Inc ................................         5,562
        265   Wiser Oil Co ................................         5,234
        188   Ashland Coal Inc ............................         5,217
        100   Helmerich & Payne Inc........................         5,213
        143   Vintage Petroleum Inc .......................         4,933
        343   Berry Petroleum Cl A ........................         4,931
        137   Apache Corp .................................         4,846
        519  +Allied Waste Industries Inc .................         4,801
        290   Getty Petroleum Corp ........................         4,712
        296  +Tuboscope Vetco International
                  Corp.....................................         4,588
        275  +HS Resources Inc ............................         4,537

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        105  +Barrett Resources Corp ......................        $4,476
        293   Quaker State Corp ...........................         4,139
        152   Holly Corp ..................................         4,066
        212  +Plains Resources Inc ........................         3,313
        129  +Belden & Blake Corp .........................         3,290
        200  +Pool Energy Services Co .....................         3,075
         58  +Newpark Resources Inc .......................         2,161
        140  +Hondo Oil & Gas Co ..........................         1,523
         69  +Box Energy Corp Cl B.........................           630
                                                                 --------
                                                                   81,247
                                                                 --------
              Financial Services (31.0%)
        427   BRE Properties Inc ..........................        10,568
        179   Home Beneficial Corp ........................         6,780
        168   Financial Trust Corp ........................         6,699
        100   Citizens Bancorp Maryland ...................         6,200
        119   Liberty Bancorp Inc..........................         5,920
         95   Forest City Enterprises Inc Cl A ............         5,748
        319   State Auto Financial Corp ...................         5,742
        385   Burham Pacific Properties Inc ...............         5,727
        175   Wesbanco Inc ................................         5,688
        215   American Heritage Life Inc...................         5,644
        139   Horace Mann Educator Corp....................         5,612
        198   Brenton Banks Inc ...........................         5,470
        254   F & M National Corp .........................         5,429
        130   CNB Bancshares Inc ..........................         5,427
        183   First Michigan Bank Corp ....................         5,421
        146   One Valley Bancorp Inc ......................         5,420
        166   First Midwest Bancorp Inc ...................         5,416
        155   Susquehanna Bancshares Inc...................         5,367
        164  +UICI ........................................         5,330
        242   MGI Properties ..............................         5,324
        430   First Union Real Estate Corp.................         5,321
        335   Commercial Net Lease Realty
                  Inc......................................         5,318
        128   Banknorth Group Inc .........................         5,312
        142   Student Loan Corp ...........................         5,289
        170   Deposit Guaranty Corp .......................         5,270
        132   Protective Life Corp ........................         5,264
         91   Westamerica Bancorp..........................         5,255
        212   Irwin Financial Corp ........................         5,247
        193   Federal Realty Investment Trust..............         5,235
        135   New York Bancorp Inc ........................         5,231
        309   South West Property Trust ...................         5,214
        137   Fort Wayne National Corp ....................         5,206
        153   Provident Bancorp ...........................         5,202
        109   Pennsylvania Real Estate
                  Investment...............................         5,192
        135   Suffolk Bancorp .............................         5,164
        136   National Health Investors Inc. ..............         5,151
         65  +Alexander's Inc .............................         5,143


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   RLI Corp ....................................        $5,140
        293   Washington Real Estate
                  Investment Trust.........................         5,127
        155   United Bankshares Inc .......................         5,115
        405   ALFA Corp ...................................         5,113
        239   Trustco Bank Corp ...........................         5,109
        276   LTC Properties Inc ..........................         5,106
        302   Kranzco Realty Trust.........................         5,096
        152   Omega Healthcare Investors Inc ..............         5,054
        439   IRT Property Co .............................         5,049
        246   Universal Health Realty Income ..............         5,043
        155   First Financial Bancorp .....................         5,037
        207   Nationwide Health Properties
                  Inc......................................         5,020
        207   Wellsford Residential Property
                  Trust....................................         5,020
        210   American Health Properties ..................         5,014
        135   First Commercial Corp .......................         5,012
        142   United Fire & Casualty Co....................         5,005
        118   US Bancorp Inc...............................         5,000
        180   Bancorp South Inc ...........................         4,995
        141   Whitney Holding Corp ........................         4,988
        505   Berkshire Realty Co .........................         4,987
         94   Park National Corp ..........................         4,982
        147  +MAIC Holdings Inc ...........................         4,980
        223   SEI Corp ....................................         4,962
        181   Zenith National Insurance Corp...............         4,955
        125   BT Financial Corp ...........................         4,953
        157   Citizens Banking Corp........................         4,945
        384   CRIIMI MAE Inc. .............................         4,944
        216   Crawford & Co ...............................         4,941
        129   National Communications
                  Bancorp..................................         4,934
        511   Gainsco Inc .................................         4,918
        168   National City Bancshares Inc ................         4,914
        125   Liberty Corp ................................         4,906
        381   Taubman Centers Inc .........................         4,905
        185   First Merchants Corp ........................         4,903
        272   NYMagic Inc .................................         4,896
        100   Mark Twain Bancshares Inc ...................         4,875
        134   Capitol American Financial Corp .............         4,874
        177   Community First Bankshares ..................         4,868
        140   Firstbank Co ................................         4,865
        119   American General Corp .......................         4,864
        128   Selective Insurance Group ...................         4,864
        123   United Carolina Bancshares ..................         4,859
        114   Associated Banc Corp ........................         4,845
        119   UMB Financial Corp ..........................         4,805
        196   Hubco Inc ...................................         4,802
         46   Zions Bancorp................................         4,784
        196   Health Care Real Estate
                  Investment Trust.........................         4,778

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   Gallagher (Arthur J.) & Co ..................        $4,774
        180   Poe & Brown Inc .............................         4,770
        155   Argonaut Group Inc ..........................         4,766
        125   JSB Financial Inc ...........................         4,750
        151   Albank Financial Corp .......................         4,738
        163   Acordia Inc .................................         4,727
        203   Allied Capital Commercial Corp ..............         4,720
         93   Berkley W R Corp ............................         4,720
        250   American Federal Bank .......................         4,719
        356   Hilb, Rogal & Hamilton Co ...................         4,717
         52  +Markel Corp .................................         4,680
         63   First Union Corp ............................         4,662
        358   Western Investment Real Estate
                  Trust....................................         4,654
        177   First Western Bancorp Inc ...................         4,646
        216   Fulton Financial Corp .......................         4,644
        181   Valley National Bancorp .....................         4,638
        189   First Source Corp ...........................         4,630
        248   First Commonwealth Financial
                  Corp.....................................         4,619
        113   Farmers Capital Bank Corp ...................         4,605
        178   McGrath Rent Corp ...........................         4,584
        183   Keystone Financial Inc ......................         4,575
        269   Ramco-Gershenson Properties
                  Trust....................................         4,539
        290   Avemco Corp .................................         4,531
        172   National Penn Bancshares Inc ................         4,494
        145   S&T Bancorp Inc .............................         4,459
        137   Corus Bankshares Inc ........................         4,418
        257   Mid Am Inc ..................................         4,401
        150   Bank of Granite Corp ........................         4,350
         92   Trenwick Group Inc ..........................         4,255
        473   Cash America International Inc. .............         4,021
        112   MAF Bancorp .................................         3,892
         76   U.S. Bancorp ................................         3,415
        189   Bradley Real Estate Inc .....................         3,402
         89   Anchor Bancorp Inc ..........................         3,182
         71   Value Line Inc ..............................         3,142
         88   Southtrust Corp .............................         3,069
         93   Fremont General Corp ........................         2,883
         55   Homeland Bankshares Corp ....................         2,282
         78   HCC Insurance Holdings Inc ..................         1,872
         78   FNB Corp.....................................         1,794
        113   Trust Company of New Jersey .................         1,582
         40   UST Corp ....................................           825
                                                                 --------
                                                                  610,243
                                                                 --------
              Health Care (2.9%)
        349  +Tecnol Medical Products Inc. ................         5,279
        130   Seafield Capital Corp .......................         5,037
        102  +Synetic Inc .................................         4,947
        175   West Inc ....................................         4,944

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        466  +Medco Research Inc ..........................        $4,893
        305  +Advanced Magnetics Inc ......................         4,728
        134  +Lunar Corp ..................................         4,690
        119   Chemed Corp .................................         4,343
        369  +Epitope Inc .................................         4,243
        130   Diagnostic Products Corp.....................         3,364
        274   Kinetic Concepts Inc ........................         3,356
      1,710  +Foxmeyer Health Corp ........................         2,993
         71  +Vivra Inc ...................................         1,961
         64  +Barr Laboratories Inc .......................         1,624
         25  +American Homepatient Inc ....................           681
        100  + Faulding Inc ................................           612
                                                                 --------
                                                                   57,695
                                                                 --------
              Technology (4.3%)
        241  +Boole & Babbage Inc .........................         6,025
        123  +BRC Holdings Inc ............................         5,504
        233   Cubic Corp ..................................         5,388
        164  +Keane Inc ...................................         5,207
        119   CTS Corp ....................................         5,087
        114   Fluke Corp ..................................         5,087
        381   Kaman Corp Cl A..............................         4,953
        171   Analysts International Corp .................         4,831
        225  +Bell Industries Inc .........................         4,809
        183  +Esterline Technologies Corp .................         4,781
        227   MTS Systems Corp ............................         4,540
        247   X-Rite Inc ..................................         4,075
        234  +Trident Microsystems Inc ....................         3,949
        162  +DH Technology Inc ...........................         3,888
        135  +Kent Electronics Corp .......................         3,476
         71  +Dynatech Corp ...............................         3,142
         81   Logicon Inc .................................         2,957
        163  +Tekelec .....................................         2,567
         53  +Kronos Inc. .................................         1,696
         88  +Integrated Process Equipment
                  Corp.....................................         1,584
         22  +Silicon Graphics Inc.........................           561
                                                                 --------
                                                                   84,107
                                                                 --------
              Transportation (1.9%)
        276   International Shipholding Corp ..............         5,106
        402   Rollins Truck Leasing Corp ..................         5,075
        346  +Yellow Corp..................................         4,974
        192  +Swift Transportation Co Inc .................         4,512
         51   Florida East Coast Industries ...............         4,456
        493   Frozen Foods Express
                  Industries Inc...........................         4,437
        174   Expeditors International of
                  Washington Inc...........................         4,002
        199   Hunt J B Transportation
                  Services Inc.............................         2,786
        109   Harper Group Inc ............................         2,589
                                                                 --------
                                                                   37,937
                                                                 --------

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


              Utilities (14.2%)
        211   IWC Resources Corp ..........................        $6,567
        188   Oneok Inc. ..................................         5,640
        132   California Water Services Co ................         5,544
        116  +Tejas Gas Corp...............................         5,525
        116   SJW Corp ....................................         5,438
        193   Black Hills Corp ............................         5,428
        173   Energen Corp ................................         5,233
        185   Aquarion Co .................................         5,157
        302   Cascade Natural Gas Corp ....................         5,134
        151   Laclede Gas Co ..............................         5,090
        129   KN Energy Inc ...............................         5,063
        197   Connecticut Natural Gas Corp ................         5,023
        210   Atmos Energy Corp ...........................         5,014
        243   Washington Energy Co ........................         5,012
        183   TNP Enterprise Inc ..........................         5,010
        447  +Citizens Utilities Co Cl B ..................         4,976
        249   Philadelphia Suburban Corp ..................         4,949
        203   South Jersey Industries Inc..................         4,948
        156   E'Town Corp .................................         4,933
        214   MDU Resources Group Inc .....................         4,922
        320   St Joseph Light & Power Co...................         4,920
        137   Wicor Inc ...................................         4,915
        282   Eastern Utilities Association................         4,900
        249   Public Service Co of New
                  Mexico...................................         4,867
        540  +TPC Corp ....................................         4,860
        199   Indiana Energy Inc ..........................         4,851
        228   Connecticut Energy Corp .....................         4,845
        258   Empire District Electric Co..................         4,838
        202   Green Mountain Power Corp....................         4,823
        307   United Water Resources Inc ..................         4,797
        213   Pennsylvania Enterprises Inc ................         4,782
        152   Central Hudson Gas & Electric
                  Corp.....................................         4,769
        163   New Jersey Resources Corp ...................         4,768
        168   Bay State Gas Co ............................         4,746
        246   Western Gas Resources Inc ...................         4,735
        137   Northwestern Public Service Co...............         4,692
        402   Central Maine Power Co. .....................         4,673
        218   Yankee Energy System Inc.....................         4,660
        127   Cilcorp Inc .................................         4,651
        134   Sigcorp Inc .................................         4,640
        207   UGI Corp ....................................         4,632
        155   IES Industries Inc ..........................         4,631
        129   Orange & Rockland Utilities Inc..............         4,628
        198   Piedmont Natural Gas Inc ....................         4,628
        204   United Cities Gas Co.........................         4,590
        161   WPS Resources Corp ..........................         4,589
        248   Public Service Co of North
                  Carolina.................................         4,544

                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        194   Commonwealth Energy System ..................        $4,535
        157   North Carolina Natural Gas Corp .............         4,533
        222   Madison Gas & Electric Co....................         4,495
        185   Northwest Natural Gas Co ....................         4,440
        203   Southern California Water Co ................         4,415
        137   Otter Tail Power Co .........................         4,401
        203   Colonial Gas Co .............................         4,314
        121   Eastern Enterprises Inc......................         4,280
        132   United Illuminating Co.......................         4,141
        299   Central Vermont Public Services
                  Corp.....................................         3,588
        137   Consumers Water Co ..........................         2,466
         74  +Southern Union Co............................         1,628
                                                                 --------
                                                                  279,816
                                                                 --------
              Total Investments  (97.0%)
                  (Cost $1,707,952)........................     1,908,577

              Other Assets in Excess
                 of Liabilities  (3.0%)....................        58,814
                                                                 --------
              Total Net Assets  (100.0%)...................    $1,967,391
                                                               ==========

+ Non-income producing security.


   Number
 of Shares                      Security                        Value


        Tomorrow Long-Term Retirement Fund


              COMMON STOCKS (75.2%)
              Basic Materials (3.3%)
         59   IMC Global Inc ..............................        $2,308
         34   Vulcan Materials Co .........................         2,070
         24   Dow Chemical Co .............................         1,881
         37   Consolidated Papers Inc .....................         1,818
         57   Barrick Gold Corp ...........................         1,632
        130   Ethyl Corp ..................................         1,251
         48   Allegheny Teledyne Inc ......................         1,104
         59   Wausau Paper Mills Co .......................         1,092
         27   Bowater Inc .................................         1,016
         42   Placer Dome Inc ADR .........................           914
         70   Lawter International Inc ....................           884
         35   Schulman Inc ................................           858
         22   Olin Corp  ..................................           828
         11   Pioneer Hi Bred International ...............           770
         11   Phelps Dodge Corp ...........................           742
         11   Aluminum Co. of America .....................           701
        101   Battle Mountain Gold Co .....................           694


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         54   Calgon Carbon Corp ..........................          $661
         12   Ameron International Inc  ...................           619
         12   Nucor Corp ..................................           612
         19   Dexter Corp .................................           606
         10   Betzdearborn Inc. ...........................           585
         30   Crompton & Knowles Corp .....................           577
         10   Reynolds Metals Co ..........................           564
         17   Florida Rock Industries Inc..................           557
         12   Newmont Mining Corp .........................           537
         17   Chesapeake Corp .............................           533
         12   Champion International Corp. ................           519
         25   Stepan Chemical Co ..........................           509
         14  +Tremont Corp ................................           506
         16   USX-U.S. Steel Group ........................           502
         18   Fab Industries Inc ..........................           495
         11   International Flavors &
                 Fragrances Inc ...........................           495
         29   RPM Inc  ....................................           493
         12   Minerals Technologies Inc....................           492
         17   Ferro Corp ..................................           482
         10   Petrolite Corp ..............................           480
         13   Carpenter Technologies Corp .................           476
         14   Cambrex Corp ................................           458
         10   Cleveland-Cliffs Inc.........................           454
         25   Glatefelter (PH) Co .........................           450
         80  +Hecla Mining Co .............................           440
         16   Tuscarora Inc ...............................           438
         14   Puerto Rican Chemical Inc ...................           437
         13   Liqui-Box Corp ..............................           422
         27   Coeur D'Alene Mines Corp  ...................           408
         64  +Amax Gold Inc ...............................           408
         21   Engelhard Corp ..............................           402
         12   James River Corp of Virginia.................           398
         11   Mosinee Paper Corp ..........................           390
         12   South Down Inc ..............................           374
         15   Cyprus Amax Minerals Co. ....................           351
         11   Inco Ltd ....................................           351
         12   Westvaco Corp ...............................           345
         24   Homestake Mining Co .........................           342
         12   MacDermid Inc ...............................           330
         12   Sonoco Products Co ..........................           311
         15   Worthington Industries Inc...................           272
         37   Echo Bay Mines Ltd ..........................           245
         10  +ChemFirst Inc ...............................           231
         25  +Bethlehem Steel Corp. .......................           225
        229  +Sunshine Mining & Refining ..................           215
         12   Oregon Steel Mills ..........................           201
         10   Inland Steel Industries Inc .................           200
         10   Lilly Industries Inc Cl A ...................           184
         24  +Armco Inc ...................................            99
          3   Mississippi Chemical Corp ...................            80
                                                                 --------
                                                                   41,324
                                                                 --------
                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Capital Goods (7.8%)
        320   U.S. Robotics Corp ..........................       $23,040
        525   Raymond Corp ................................         9,122
        326  +Vallen Corp .................................         5,420
        327   Tejon Ranch Co. .............................         4,701
         40   Boeing Co....................................         4,255
         28   Minnesota Mining &
                 Manufacturing Co .........................         2,320
         33   McDonnell Douglas Corp ......................         2,112
         42   Hubbell Inc Cl B ............................         1,816
         46   WMX Technologies Inc. .......................         1,501
         70   Westinghouse Electric Corp ..................         1,391
         83   Sensormatic Electronics Corp ................         1,390
         12   Emerson Electric Co. ........................         1,161
         32   Wallace Computer Services Inc. ..............         1,104
         19   Miller (Herman) Inc .........................         1,076
         22   Corning Inc .................................         1,017
         30  +Analog Devices Inc. .........................         1,016
         30  +Atmel Corp ..................................           994
         30  +ADC Telecommunications Inc ..................           934
         20   Molex Inc ...................................           782
         12   Fluor Corp ..................................           753
         20   Trinity Industries Inc ......................           750
         11   Honeywell Inc. ..............................           723
         14   Alco Standard Corp ..........................           723
         13   Crown Cork & Seal Inc .......................           707
         10   Eaton Corp ..................................           697
         26   Amcast Industrial Corp ......................           643
         27  +Jacobs Engineering Group Inc ................           638
         10   Nordson Corp ................................           637
         19   Standard Register Co ........................           617
         19   Pentair Inc .................................           613
         15   Deere & Co ..................................           609
         10   Carlisle Cos Inc ............................           605
         18   Donaldson Co Inc ............................           603
         27   Premark International Inc....................           601
         13   Thiokol Corp ................................           582
         11   Teleflex Inc ................................           573
         14   Tredegar Industrials Inc ....................           562
         17   HON Industries ..............................           561
         16   McClatchy Newspapers Inc Cl A ...............           560
         27   Penn Engineering &
                 Manufacturing Corp .......................           553
         10   NACCO Industries Inc Cl A ...................           535
         24   Ametek Inc ..................................           534
         10   Tyco International Ltd ......................           529
         11   Fisher Scientific International .............           518
         13   IDEX Corp ...................................           518
         21   Baldor Electric Co ..........................           517
         23  +Osmonics Inc ................................           506

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Dover Corp ..................................          $503
         12   Butler Manufacturing Co .....................           486
         10  +Littelfuse Inc. .............................           485
         10   Kaydon Corp .................................           471
         19   Brady W H Co ................................           468
         14   Gleason Corp ................................           464
         17   Duriron Co Inc ..............................           461
         20   Learonal Inc ................................           460
         18   International Aluminum Corp .................           459
         16  +Bearings Inc ................................           446
         14   Stone & Webster Inc .........................           445
         46  +Thermo Fibertek Inc .........................           428
         29   Daniel Industries Inc........................           428
         11   Parker Hannifin Corp ........................           426
         14   Commercial Metals Co.........................           422
         28   Oil-Dri Corp America ........................           420
         22   Armor All Products Corp .....................           418
         23   Gencorp Inc .................................           417
         13  +Avatar Holdings Inc .........................           416
         56  +Insituform Technologies Cl A ................           413
         34  +Nashua Corp. ................................           408
         18  +Lydall Inc ..................................           405
         14   Grief Brothers Corp Cl A ....................           399
         10  +Sequa Corp Cl A .............................           393
         20   Granite Construction Inc ....................           380
         33   Laidlaw Inc Cl B  ...........................           380
         18   Varlen Corp .................................           370
         16   Goulds Pumps Inc ............................           367
         18   Keystone International Inc ..................           362
         11   Kysor Industrial Corp .......................           359
         14   Graco Inc ...................................           343
         14  +Rohr Inc ....................................           317
         13   Watts Industries Inc Cl A ...................           310
         10   Standex International Corp ..................           309
         11   Pall Corp ...................................           281
         12   Albany International Corp Cl A ..............           278
         11   Robbins & Myers Inc. ........................           275
         45   UNR Industries Inc ..........................           270
         18  +Cuno Inc ....................................           268
         17  +Ladd Furniture Inc ..........................           249
         15   Brush Wellman Inc. ..........................           246
         10   McDermott International Inc .................           166
         28  +Air & Water Technology Corp..................           161
         11  +MagneTek Inc ................................           142
        235  +Radius Inc ..................................           125
         63  +Rollins Environmental Services
                  Inc......................................           110
         10   Sealright Co ................................           105
         11  +Navistar International Corp .................           100
                                                                 --------
                                                                   98,933
                                                                 --------
                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Communication Services (2.7%)
        460   Sprint Corp .................................       $18,343
        216   GTE Corp ....................................         9,828
         44   US West Inc .................................         1,419
         39   Century Telephone Enterprises
                  Inc......................................         1,204
         35   ALLTEL Corp .................................         1,098
         14   SBC Communications ..........................           724
         31   Aliant Communications Co.....................           527
         17   Frontier Corp ...............................           385
                                                                 --------
                                                                   33,528
                                                                 --------

              Consumer Cyclical (10.6%)
        821   Wackenhut Corp ..............................        14,162
        725   Caseys General Stores Inc ...................        13,594
        124   Eastman Kodak Co ............................         9,951
        527   Russ Berrie & Co ............................         9,486
        224   True North Communications Inc................         4,900
        668  +Uno Restaurant Corp .........................         4,425
        318   Commercial Intertech Corp ...................         4,333
        222   Walbro Corp. ................................         4,051
        349   Stride Rite Corp ............................         3,490
         54   Omnicom Group Inc ...........................         2,470
         37   May Department Stores Co ....................         1,730
         40   PHH Corp ....................................         1,720
         47  +Fred Meyer Inc ..............................         1,668
         33   Penney (J.C.) Co Inc. .......................         1,609
         28  +Nine West Group Inc .........................         1,298
         40   Gap Inc. ....................................         1,205
         30  +Fruit of the Loom Inc .......................         1,136
         30  +Jones Apparel Group .........................         1,121
         40   Mattel Inc ..................................         1,110
         40  +Lands' End Inc ..............................         1,060
         27   Dayton Hudson Corp ..........................         1,060
         56   The Limited Inc .............................         1,029
         22   Lancaster Colony Corp .......................         1,012
         40   Dun & Bradstreet Corp .......................           950
         20   TJX Cos Inc .................................           947
         33   Service Corp International ..................           924
         36  +HSN Inc .....................................           855
         11   Gannet Inc ..................................           824
         95  +Handleman Co ................................           807
         21   Tiffany & Co ................................           769
         20   Masco Corp ..................................           720
         39   Wellman Inc .................................           668
         43   Genovese Drugs Stores .......................           665
         60  +Burlington Industries Inc ...................           660
         17   SPX Corp ....................................           659
         19   Hannaford Brothers Co .......................           646
         24   Stanhome Inc ................................           636
         11   Houghton Mifflin Co .........................           623


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   NCH Corp ....................................          $602
         11   Meredith Corp ...............................           580
         13   Hughes Supply Inc ...........................           561
         16   Belo (AH) Corp ..............................           558
         21  +CSS Industries Inc ..........................           546
        123   Ekco Group Inc ..............................           538
         35  +National Education Corp .....................           534
         12  +Volt Information Sciences Inc ...............           525
         16   Wiley (John) & Sons .........................           516
         21   Donnelly Corp ...............................           514
         48  +Best Buy Co Inc .............................           510
         19   Modine Manufacturing ........................           508
         29  +AnnTaylor Stores Corp .......................           507
         26   Sturm Ruger & Co Inc ........................           504
         54   Blessings Corp ..............................           503
         50   Crown Crafts Inc ............................           500
         35   Falcon Products Inc .........................           499
         48  +K mart Stores ...............................           498
         10   TRW Inc. ....................................           495
         11   Genuine Parts Co ............................           491
         37  +Johnson Worldwide Association
                 Inc Cl A .................................           490
         35   ADVO Inc ....................................           490
         16   American List Corp. .........................           486
         26   Sotheby's Holdings Inc Cl A .................           481
         47   Graphic Industries Inc.......................           476
         16   La-Z Boy Inc ................................           472
         10   Whirlpool Corp ..............................           466
         38   Fingerhut Cos Inc. ..........................           465
         10   Harcourt General Corp. ......................           461
         10   McGraw-Hill Cos Inc .........................           461
         39  +Lifetime Hoan Corp ..........................           458
         29   Osh Kosh B'Gosh Cl A ........................           442
         18   Bassett Furniture Industries Inc.............           441
         24   Brown Group Inc .............................           441
         10   Tandy Co ....................................           440
         16   Tennant Co ..................................           440
         17  +Christiana Cos...............................           438
         20   Lawson Products Inc .........................           437
         16   Unitog Co ...................................           436
         74  +American Media Inc...........................           435
         31  +Information Resources Inc ...................           434
         11   Hasbro Inc ..................................           428
         18   Waverly Inc .................................           427
         14   Circuit City Store Inc ......................           422
         12   Plenum Publishing Corp ......................           420
         67   PT Tri Polyta Indonesia ADR .................           419
         11   New York Times Co Cl A ......................           418
         49  +Syms Corp ...................................           416
         21   Delechamps Inc ..............................           407
         10   Apogee Enterprises Inc ......................           398


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15  +MacFrugals Bargains Closeouts ...............          $392
         20   Alico Inc ...................................           375
         11   Dow Jones & Co Inc ..........................           373
         23   Strawbridge & Clothier ......................           365
         91  +Topps Co Inc ................................           364
         11  +Gelman Sciences Inc .........................           358
         18   Cooper Tire & Rubber ........................           356
         18   Maytag Corp .................................           356
         36  +Playboy Enterprises Inc Cl B ................           351
         11   Echlin Inc. .................................           348
         13   Guilford Mills Inc ..........................           346
         12   Starrett (L.S) Co Cl A ......................           341
         10   Cognizant Corp ..............................           330
         13   American Business Products ..................           327
         14   Lee Enterprises Inc..........................           326
         22   Duty Free International  Inc ................           319
         75  +Service Merchandise Inc .....................           319
         10   Dillard Department Stores ...................           309
         12   Standard Products Co ........................           306
         10   Black & Decker Corp .........................           301
         12   Arvin Industries Inc ........................           297
         11   Stanley Works ...............................           297
         10   American Greetings Cl A .....................           284
         13   Smart & Final Inc ...........................           281
         31  +GRC International Inc .......................           252
         11  +Woolworth Corp ..............................           241
         11  +Gibson Greetings Inc ........................           216
         13   Cadmus Communications Corp ..................           202
         24  +Intelligent Electronics Inc. ................           192
         18   Hancock Fabrics Inc .........................           187
         10   CPI Corp ....................................           168
         10   Viad Corp ...................................           165
         13   Ennis Business Forms ........................           146
         38   CML Group Inc ...............................           128
          3  +Payless Shoesource Inc ......................           113
          3  +ACNielsen Corp ..............................            45
                                                                 --------
                                                                  132,883
                                                                 --------

              Consumer Staples (4.9%)
        334   WLR Foods Inc ...............................         4,133
         96  =Revco D.S. Inc ..............................         3,552
         40   Cardinal Health Inc .........................         2,330
         93   IBP Inc .....................................         2,255
         11   Unilever NV ADR .............................         1,928
         86   Archer Daniels Midland Co ...................         1,892
         27   Kellogg Co ..................................         1,772
         44   Anheuser- Busch Cos Inc. ....................         1,760
         51   Tyson Foods Inc Cl A ........................         1,747
         50  +Viacom Inc Cl B .............................         1,744
         45   Albertsons Inc ..............................         1,603
         16   Kimberly-Clark Corp .........................         1,524

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         28   Conagra Inc  ................................        $1,393
         37   Heinz H J Co ................................         1,332
         35   UST Inc. ....................................         1,133
         12   Colgate- Palmolive Co .......................         1,107
         32   Sysco Corp ..................................         1,044
         33   Bergen Brunswig Corp ........................           941
        103  +Perrigo Co ..................................           940
         34   Kelly Services Inc Cl A .....................           918
         42   Flowers Industries Inc ......................           903
         64   Ruddick Corp ................................           896
         23   Quaker Oats Co ..............................           877
         11   CPC International Inc. ......................           852
         13   General Mills Inc ...........................           824
         11   Ralston Purina Co ...........................           807
         43   International Multifoods Corp ...............           779
         19   Tambrands Inc. ..............................           777
         33   Church & Dwight Co Inc ......................           755
         13   Paychex Inc .................................           669
         21   TCA Cable TV Inc ............................           633
         11   Avon Products Inc ...........................           628
         39   Carter Wallace Inc ..........................           609
         18   Dean Foods Co................................           580
         29  +International Dairy Queen Inc
                  Cl A.....................................           580
         12  +Kroger Co ...................................           558
         12   McDonald's Corp. ............................           543
         15   Universal Foods Corp ........................           529
         12   Hershey Foods Corp ..........................           525
         13   Rite Aid Corp. ..............................           517
         13   Tootsie Roll Industries .....................           515
         27   Coors (Adolph) Co Cl B.......................           513
         22   Banta Corp. .................................           503
         27  +Ruby Tuesday Inc ............................           499
         10   Longs Drug Stores Inc........................           491
         13   National Presto Industries ..................           486
         26   ABM Industries Inc ..........................           481
         56   Bridgford Foods Corp ........................           476
         14  +Canandaigua Wine Co Cl B ....................           469
         14   Harland Co. .................................           462
         11  +Chris Craft Industries Inc ..................           461
         23   Luby's Cafeterias Inc. ......................           457
         11   American Stores Co ..........................           450
         21   Nash Finch Corp .............................           446
         62  +Shoney's Inc ................................           434
         10  +CVS Corp ....................................           412
         30  +Foodbrands America Inc ......................           412
         25   Goodmark Foods Inc ..........................           412
         14   Dreyers Grand Ice Cream Inc .................           406
         10  +Ceridian Corp ...............................           405
         14   First Brands Corp ...........................           397
         17   Whitman Corp ................................           389


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         20   Blair Corp ..................................          $385
         26   Dames & Moore Inc ...........................           380
         21   Lance Inc ...................................           378
         10   Giant Food Inc Cl A .........................           345
         10   Deluxe Corp .................................           327
         22  +AMC Entertainment Inc .......................           316
         32  +Buffets Inc .................................           292
         11  +Carmike Cinemas Inc. Cl A ...................           279
         16   Arbor Drugs Inc .............................           278
         17   Savannah Foods & Industries .................           230
         14   Michael Foods Inc ...........................           179
         10   Rykoff-Sexton Inc ...........................           159
         10   Dial Corp ...................................           148
         12   A.T. Cross Co Cl A ..........................           140
                                                                 --------
                                                                   62,701
                                                                 --------

              Energy (14.1%)
        930   Exxon Corp ..................................        91,140
        105   Royal Dutch Petroleum Co ADR ................        17,929
         79   Mobil Corp. .................................         9,658
        128   Chevron Corp ................................         8,320
        323  +Tuboscope Vetco International
                 Corp .....................................         5,006
         46   Amoco Corp ..................................         3,714
         50   Anadarko Petroleum Co .......................         3,237
        141  +Global Marine Inc ...........................         2,908
         43  +ENSCO International Inc .....................         2,085
         25   Tosco Corp ..................................         1,978
         17   Schlumberger Ltd ............................         1,698
         52  +Weatherford Enterra Inc .....................         1,560
         35   Phillips Petroleum Co. ......................         1,549
         11   Atlantic Richfield ..........................         1,459
         13   Texaco Inc ..................................         1,276
         49   Occidental Petroleum Corp ...................         1,145
         58  +Nabors Industries Inc .......................         1,116
         40   Georgia Gulf Corp ...........................         1,075
         23  +Smith International Inc .....................         1,032
         20  +Triton Energy Ltd ...........................           970
         18  +BJ Services Co...............................           918
         24   Parker & Parsley Petroleum Co ...............           882
         28   Dresser Industries Inc ......................           868
         36   USX-Marathon Group ..........................           859
         24   Mapco Inc ...................................           816
         53   Quaker State Corp ...........................           749
         14   Helmerich & Payne Inc .......................           730
         23   Valero Energy Corp ..........................           658
         11   Amerada Hess Corp. ..........................           637
         64   Ranger Oil Ltd...............................           632
         31   Wiser Oil Co ................................           612
         11   Murphy Oil Corp .............................           612
         10   Halliburton Co ..............................           602


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         17   Apache Corp .................................          $601
         23   Landauer Inc ................................           564
         34  +HS Resources Inc ............................           561
         39   Berry Petroleum Cl A ........................           561
         11   Burlington Resources Inc ....................           554
         17   Ultra Diamond Shamrock Corp..................           538
         32   Getty Petroleum Corp ........................           520
         14   Vintage Petroleum Inc .......................           483
         25   Sevenson Environmental
                 Services Inc..............................           456
        148  +Harken Energy Corp ..........................           444
         47  +Allied Waste Industrials Inc ................           435
         16   Holly Corp ..................................           428
         10  +Barrett Resources Corp ......................           426
         12   Baker Hughes Inc ............................           414
         16   Sun Co ......................................           390
         30  +Crown Central Petroleum Cl A ................           371
         12   Ashland Coal Inc ............................           333
         12  +Varco International Inc .....................           278
         27  +Parker Drilling Co ..........................           260
         10  +Oryx Energy Co ..............................           248
         15  +Pool Energy Services Co .....................           231
         13  +Plains Resources Inc ........................           203
         10  +Santa Fe Energy Resources ...................           139
         11  +Hondo Oil & Gas Co ..........................           120
                                                                 --------
                                                                  177,988
                                                                 --------
              Financial (11.1%)
      1,027   State Auto Financial Corp ...................        18,486
      1,021   South West Property Trust ...................        17,229
        220   Progressive Corp ............................        14,823
        230   Commerce Bancshares Inc .....................        10,638
        221   Universal Health Real Estate
                  Investment Trust.........................         4,530
        336   Western Investment Real Estate
                  Investment Trust.........................         4,368
         30   Summit Bancorp ..............................         1,312
         40   Equifax Inc. ................................         1,225
         86   Hibernia Corp Cl A ..........................         1,139
         40   Paine Webber Group Inc ......................         1,125
         21   Lincoln National Corp Ltd. ..................         1,102
         20   Comerica Inc ................................         1,047
         30   Southtrust Corp .............................         1,046
         22  +Policy Management Systems
                 Corp Technologies.........................         1,015
         30   Mercantile Bankshares Corp ..................           960
         10   Loews Corp ..................................           942
         11   Transatlantic Holdings Inc ..................           885
         20   AFLAC Inc ...................................           855
         67   First Union Real Estate Equity ..............           829
         18   U.S. Bancorp ................................           809


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         14   Chubb Corp ..................................          $752
         10   UNUM Corp ...................................           722
         17   Bancorp Hawaii Inc. .........................           714
         33   City National Corp ..........................           714
         18   Wilmington Trust Co .........................           711
         18   Capitol American Financial Corp .............           655
         16   Home Beneficial Corp ........................           606
         10   Forest City Enterprises Inc Cl A ............           605
         23   American Heritage Life Investors ............           604
         18   RLI Corp ....................................           601
         15   Financial Trust Corp ........................           598
         26   F & M National Corp .........................           556
         22   BRE Properties Inc ..........................           544
         14   New York Bancorp Inc ........................           542
         47   IRT Property Co .............................           540
         12   National City Corp ..........................           538
         22   Pennsylvania Real Estate
                  Investment Trust.........................           536
         16   Dauphin Deposit Corp ........................           528
         24   MGI Properties ..............................           528
         41   CRIIMI MAE Inc. .............................           528
         28   LTC Properties Inc ..........................           518
         19   Federal Realty Investment Trust..............           515
         27   Mid America Bancorp .........................           513
         13   Liberty Corp ................................           510
         21   Wellsford Residential Property
                 Trust ....................................           509
         15  +MAIC Holdings Inc ...........................           508
         22   Crawford & Co ...............................           503
         12   CNB Bancshares Inc ..........................           501
         15   Omega Healthcare Investors Inc ..............           499
         10   Liberty Bancorp Inc  ........................           497
         18   Zenith National Insurance ...................           493
         13   National Health Investors Inc. ..............           492
         31   Commercial Net Lease Realty .................           492
         33   Burham Pacific Properties Inc ...............           491
         29   Kranzco Realty Trust ........................           489
         20   Health Care Real Estate
                 Investment Trust Inc .....................           487
         15  +UICI ........................................           487
         20   Nationwide Health Properties Inc.............           485
         13   Student Loan Corp ...........................           484
         12   Protective Life Corp ........................           478
         20   American Health Properties Inc...............           477
         17   CBT Corp ....................................           467
         10   Trenwick Group Inc ..........................           463
         14   United Bankshares Inc .......................           462
         12   JSB Financial Inc ...........................           456
         14   First Financial Bancorp .....................           455
         14   Wesbanco Inc ................................           455
         13   Firstbank Illinois Co .......................           452


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         34   Hilb, Rogal & Hamilton Co ...................          $451
         13   Susquehanna Bancshares Inc ..................           450
         11   Farmers Capital Bank Corp ...................           448
         11   UMB Financial Corp ..........................           446
         15   First Michigan Bank Corp ....................           444
         12   First Financial Corp ........................           444
         24   Baldwin & Lyons Inc .........................           441
         18   Hubco Inc ...................................           441
         17   McGrath Rent Corp ...........................           438
         11   BT Financial Corp ...........................           436
         11   United Carolina Bancshares ..................           435
         14   Deposit Guaranty Corp .......................           434
         14   Gallagher (Arthur J.) & Co ..................           434
         36   EMC Insurance Group Inc .....................           432
         18   F & M Bancorp ...............................           432
         14   Argonaut Group Inc ..........................           431
         14   S&T Bancorp Inc .............................           431
         23   First Commonwealth Financial
                 Corp .....................................           428
         16   BSB Bancorp Inc .............................           428
         10   Associated Banc Corp ........................           425
         20   Heritage Financial Service Inc ..............           425
         12   Whitney Holding Corp ........................           425
         13   First Midwest Bancorp Inc ...................           424
         16   First Merchants Corp ........................           424
         10   US Bancorp Inc...............................           424
         11   Midland Co ..................................           424
         19   SEI Corp ....................................           423
         13   Merchants New York Bancorp ..................           423
         27   Avemco Corp .................................           422
         11   Frontier Insurance Group Inc ................           421
         11   National Communications
                  Bancorp..................................           421
         15   American Financial Enterprise
                  Inc......................................           420
         13   Corus Bankshares Inc ........................           419
         13   First United Bancshares Inc .................           419
         18   Allied Capital Commerical Corp ..............           419
         11   Fort Wayne National Corp ....................           418
         11   Selective Insurance Group ...................           418
         17   First Source Corp ...........................           417
         22   American Federal Bank .......................           415
         10   Banknorth Group Inc .........................           415
         42   Berkshire Realty Co .........................           415
         15   Brenton Banks Inc ...........................           414
         15   Community First Bankshares ..................           413
         24   Mid Am Inc ..................................           411
         13   Citizens Banking Corp  ......................           410
         14   National City Bancshares Inc ................           410
         11   First Commercial Corp .......................           408
         11   One Valley Bancorp Inc ......................           408


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         13   Albank Financial Corp .......................          $408
        233   CRI Liquidating Real Estate
                 Investment Trust Inc .....................           408
         14   Acordia Inc .................................           406
         14   Bank of Granite Corp ........................           406
         10   Hancock Holding Co...........................           405
         10   Horace Mann Educator Corp....................           404
         23   Magna Bancorp Inc ...........................           403
         22   NYMagic Inc .................................           396
         10   Safeco Corp .................................           394
         15   First Western Bancorp Inc ...................           394
         18   Fulton Financial Corp .......................           387
         40   Gainsco Inc .................................           385
         18   Trustco Bank Corp ...........................           385
         45   Cash America International Inc. .............           383
         10   Suffolk Bancorp .............................           383
         15   Keystone Financial Inc ......................           375
         14   Poe & Brown Inc .............................           371
         14   National Penn Bancshares Inc ................           366
         13   Bancorp South Inc ...........................           361
         10   Tompkins County Trustco Inc .................           334
         13   HCC Insurance Holdings Inc ..................           312
         11   Valley National Bancorp .....................           282
         13   USF&G Corp ..................................           271
         10   First Commerce Bancshares ...................           265
         20   Citizens Inc Cl A ...........................           170
         12   Taubman Centers Inc .........................           155
         12   ALFA Corp ...................................           152
          3  +Echelon International Corp ..................            47
                                                                 --------
                                                                  139,987
                                                                 --------
              Health Care (7.0%)
        341  +Amgen Inc. ..................................        18,542
        242   Columbia Healthcare Corp ....................         9,862
         86   Bristol-Myers Squibb Co. ....................         9,353
        226   Pharmacia & Upjohn Inc ......................         8,955
        331  +Tecnol Medical Products Inc. ................         5,006
         42   American Home Products Corp..................         2,462
         33   Schering-Plough Corp. .......................         2,137
        125   Mylan Laboratories Inc ......................         2,094
         53  +Centocor Inc ................................         1,895
         57  +Forest Laboratories Inc .....................         1,867
         24   Warner Lambert Co ...........................         1,800
         81  +Nellcor Puritan Bennett Inc .................         1,772
         36  +HealthCare COMPARE Corp .....................         1,525
         72  +Value Health Inc. ...........................         1,404
         15  +Pacificare Health Systems Inc ...............         1,279
         30   Beckman Instruments Inc .....................         1,151
         30  +HEALTHSOUTH Corp ............................         1,144
         19  +Boston Scientific Corp ......................         1,140
         25  +Watson Pharmaceuticals Inc...................         1,123

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         77  +Horizon/CMS Healthcare Corp .................          $972
         30  +Vencor Inc ..................................           949
         18   DENTSPLY International Inc...................           855
         38  +Tenet Healthcare Corp .......................           831
         24  +Foundation Health Corp ......................           762
         28   Diagnostic Products Corp.....................           724
         37  +Humana Inc ..................................           708
         47  +NovaCare Inc ................................           517
         18   West Inc ....................................           508
         11   Mallinckrodt Inc. ...........................           485
         12   Seafield Capital Corp .......................           465
         17  +ALZA Corp ...................................           440
         12   Chemed Corp .................................           438
         12   Allergan Inc. ...............................           427
         10  +St. Jude Medical Inc. .......................           426
         17  +Acuson Corp..................................           414
         11   Bausch & Lomb Inc ...........................           390
         37  +Medco Research Inc ..........................           388
         33  +Epitope Inc .................................           380
         11  +Advanced Technology
                  Laboratories.............................           341
         12   Bard (CR) Inc ...............................           336
         22   Biomet Inc. .................................           333
         16  +Datascope Corp ..............................           320
         21   Kinetic Concepts Inc ........................           257
         15  +Advanced Magnetics Inc ......................           233
         14  +Beverly Enterprises Inc......................           179
         10  +Systemix Inc ................................           153
                                                                 --------
                                                                   87,742
                                                                 --------
              Technology (2.8%)
        823   X-Rite Inc ..................................        13,580
        239  +Trident Microsystems Inc ....................         4,033
         42   First Data Corp .............................         1,533
         24   Raytheon Co .................................         1,155
         31  +Fiserv Inc ..................................         1,139
         21  +Compuware Corp ..............................         1,053
         22  +Litton Industries Inc .......................         1,048
         18  +Dell Computer Corp ..........................           956
         42  +Structural Dynamics Research
                  Corp.....................................           840
         72  +Novell Inc ..................................           682
         27  +Bell Industries Inc .........................           577
         21  +Esterline Technologies Corp .................           549
         20  +Stratus Computer Inc. .......................           545
         12   Fluke Corp ..................................           535
         23   Cubic Corp ..................................           532
         21  +Boole & Babbage Inc .........................           525
         11  +Storage Technology Corp .....................           524
         11  +BRC Holdings Inc ............................           492
         23  +Apple Computer Inc ..........................           480


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Interpublic Group of Cos Inc ................          $475
         11   CTS Corp ....................................           470
         36   Kaman Corp Cl A..............................           468
         84  +Borland International Inc....................           457
         14   Analysts International Corp .................           395
        162  +Executone Information Systems
                  Inc......................................           385
         14  +Advanced Micro Devices Inc ..................           361
         11  +Keane Inc ...................................           349
         17   MTS Systems Corp ............................           340
         13  +Tekelec .....................................           205
         10   EG&G Inc ....................................           201
         41  +AST Research Inc ............................           172
         12  +Amdahl Corp .................................           146
         21  +Unisys Corp .................................           142
         12  +Intergraph Corp .............................           123
                                                                 --------
                                                                   35,467
                                                                 --------
              Transportation (1.7%)
        524   International Shipholding Corp ..............         9,694
        326  +Yellow Corp..................................         4,686
         24   Burlington Northern Santa Fe
                  Corp.....................................         2,073
         26   Alexander & Baldwin Inc......................           650
         29   Atlantic Southeast Airlines Inc. ............           634
         41   Hunt (JB) Transport Services Inc ............           574
         12  +Federal Express Corp. .......................           534
         42   Rollins Truck Leasing Corp ..................           530
         50  +USA Truck Inc ...............................           400
         44   Frozen Foods Express
                  Industries...............................           396
         21   Arnold Industries Inc .......................           333
         10  +Swift Transportation Co......................           235
         12   Caliber Systems Inc .........................           231
                                                                 --------
                                                                   20,970
                                                                 --------
              Utilities (9.2%)
        727   Eastern Utilities Association................        12,632
        352   GPU Inc .....................................        11,836
        525   Public Service Co of North
                 Carolina..................................         9,581
        327  +Tucson Electric Power Co ....................         5,436
        329   United Water Resources Inc ..................         5,141
        222   Washington Energy Co ........................         4,579
        153   Northeast Utilities .........................         2,027
         53   Florida Progress Corp .......................         1,709
         73   Southern Co .................................         1,652
         32   El Paso Natural Gas .........................         1,616
         46   CMS Energy Corp .............................         1,547
         57   Scana Corp ..................................         1,525
         67   Ohio Edison Co ..............................         1,524


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         35   Enron Corp ..................................        $1,509
         58   Potomac Electric Power Co....................         1,493
         45   Central Hudson Gas & Electric
                 Corp .....................................         1,412
         63   Montana Power Co ............................         1,347
         50   Boston Edison Co. ...........................         1,344
         31   Nipsco Industries Inc........................         1,228
         30   Public Service Co of Colorado................         1,166
         32  +CalEnergy Inc ...............................         1,076
         30   New England Electric ........................         1,046
         22   Duke Power Co ...............................         1,023
         47   Pacific Gas & Electric Co. ..................           987
         61   Midamerican Energy Holdings .................           968
         38   Puget Sound Power & Light ...................           912
         34   Indiana Energy Inc ..........................           829
         29   IPALCO Enterprises Inc.......................           790
         40   Public Service Co of New
                  Mexico...................................           785
         38   Edison International ........................           755
         20   Williams Cos Inc ............................           731
         25   MCN Corp Holding Co .........................           722
         29   LG & E Energy Corp ..........................           711
         25   Black Hills Corp ............................           703
         32   New York State Electric & Gas
                 Corp......................................           692
         59   Central Maine Power Co. .....................           686
         13   Coastal Corp ................................           635
         21   Brooklyn Union Gas Co........................           633
         13  +Tejas Gas Corp...............................           619
         30   American Water Works Inc.....................           619
         27   Houston Industries Inc.......................           611
         17   Southwestern Public Service .................           601
         14   National Fuel Gas Co ........................           577
         28   Pacificorp ..................................           574
         18   IWC Resources Corp ..........................           560
         13   California Water Services Co ................           546
         18   Energen Corp ................................           544
         21   Central & South West Corp ...................           538
         27   Philadelphia Suburban Corp ..................           537
         26   Nevada Power Co..............................           533
         19   TNP Entreprise Inc ..........................           520
         10   Sonat Inc. ..................................           515
         15   Northwestern Public Service Co...............           514
         16   Idaho Power Co ..............................           498
         12   Texas Utilities Co ..........................           489
         20   South Jersey Industries Inc..................           487
         23   AGL Resources Inc ...........................           486
         19   Connecticut Natural Gas Corp ................           484
         16   IES Industries Inc ..........................           478
         20   Atmos Energy Corp ...........................           477
         28   Cascade Natural Gas Corp ....................           476

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15   E Town Corp .................................          $474
         17   Aquarion Co .................................           474
         13   Hawaiian Electric Industries Inc.............           470
         10   SJW Corp ....................................           469
         16   New Jersey Resources Corp ...................           468
         14   Cinergy Corp. ...............................           467
         10   FPL Group Inc. ..............................           460
         20   MDU Resources Group Inc .....................           460
         13   Eastern Enterprises Inc......................           460
         19   Laclede Gas Co ..............................           458
         11   American Electric Power Co ..................           452
         16   Bay State Gas Co.............................           452
         13   Sig Corp Inc ................................           450
         24   Empire District Electric Co..................           450
         19   Commonwealth Energy System ..................           444
         12   Cilcorp Inc .................................           439
         10   Pennsylvania Enterprises Inc ................           439
         20   Southern California Water Co ................           435
         39  +Citizens Utilities Co Cl B ..................           434
         15   North Carolina Natural Gas Corp .............           433
         12   Orange & Rockland Utilities Inc..............           430
         12   Wicor Inc ...................................           430
         18   Green Mountain Power Corp....................           430
         19   United Cities Gas Co.........................           428
         15   WPS Resources Corp ..........................           428
         19   UGI Corp ....................................           425
         11   Dominion Resources Inc ......................           424
         18   Piedmont Natural Gas Inc ....................           421
         13   Otter Tail Power Co .........................           418
         27   St Joseph Light & Power Co...................           415
         17   Northwest Natural Gas Co ....................           408
         20   Madison Gas & Electric Co....................           405
         17   PP & L Resources Inc ........................           391
         13   Oneok Inc. ..................................           390
         10   Union Electric Co............................           385
         17   Washington Gas Light Co .....................           385
         18   Colonial Gas Co .............................           383
         12   United Illuminating Co.......................           377
         12   Pacific Enterprises .........................           365
         13   Entergy Corp ................................           361
         40  +TPC Corp ....................................           360
        104  +PhoneTel Technologies Inc ...................           332
         15   Western Gas Resources Inc ...................           289
         13   Yankee Energy System Inc.....................           278
         11   Connecticut Energy Corp .....................           234
         11   Noram Energy Corp. ..........................           169
         16  +Niagara Mohawk Power Corp....................           158
                                                                 --------
                                                                  116,278
                                                                 --------
              Total Common Stocks
                 (Cost $914,983)...........................       947,801
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Unit Investment Trust (4.5%)
                 (Cost $58,506)
        775   Standard & Poor's
                    Depositary Receipts ...................       $57,302
                                                                 --------
              Open End Investment Company (4.3%)
                 (Cost $53,052)
      5,072   Bankers Trust EAFE Equity
                  Index Fund...............................        53,861
                                                                 --------
Principal
Amount
              U.S. Government
                  Obligations (20.2%)
              U.S. Treasury Bond (2.8%)
    $35,000   6.875% Due 8/15/25 ..........................        35,689
                                                                 --------
              U.S. Treasury Notes (17.4%)
    121,000   5.500% Due 11/15/98 .........................       120,187
     98,000   6.500% Due 8/15/05 ..........................        98,628
                                                                 --------
                                                                  218,815
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $254,302)...........................       254,504
                                                                 --------
              Total Investments (104.2%)
                 (Cost $1,280,843).........................     1,313,468

              Liabilities in Excess of
                 Other Assets (-4.2%)......................       (53,577)
                                                                 --------
              Total Net Assets (100.0%)....................    $1,259,891
                                                                =========

+  Non-income producing security.

                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


       Tomorrow Medium-Term Retirement Fund


              COMMON STOCKS (59.8%)
              Basic Materials (4.2%)
      1,037   Barrick Gold Corp ...........................       $29,684
        306   Dow Chemical Co .............................        23,983
        500   Quaker Chemical Corp ........................         8,188
        382   Lawter International Inc ....................         4,823
        229   Stepan Chemical Co ..........................         4,666
        178   Placer Dome Inc ADR .........................         3,872
        235   Coeur D'Alene Mines Corp ....................         3,554
         55   Aluminum Co of America ......................         3,506
         78   Newmont Mining Corp .........................         3,490
         63   Consolidated Papers Inc .....................         3,095
         69   Bowater Inc .................................         2,596
         35   Pioneer Hi Bred International ...............         2,450
        251   Ethyl Corp ..................................         2,416
         76   Georgia Gulf Corp ...........................         2,042
         30   Phelps Dodge Corp ...........................         2,025
         23   Rohm & Haas Co ..............................         1,877
         44   Olin Corp ...................................         1,655
         38   Champion International Corp. ................         1,643
         27   Reynolds Metals Co ..........................         1,522
         26   BetzDearborn Inc. ...........................         1,521
         78   Crompton & Knowles Corp .....................         1,501
         28   Nucor Corp ..................................         1,428
         31   International Flavors &
                 Fragrances Inc............................         1,395
         44   Chesapeake Corp .............................         1,380
         44   USX-U.S. Steel Group ........................         1,380
         73   Wausau Paper Mills Co .......................         1,350
         41   Inco Ltd ....................................         1,307
         20   Sigma Aldrich Corp ..........................         1,249
         44   Ferro Corp ..................................         1,248
         30   Minerals Technologies Inc ...................         1,230
         69   RPM Inc .....................................         1,173
         63   Glatefelter (PH) Co .........................         1,134
         58   Engelhard Corp ..............................         1,109
         47   Cyprus Amax Minerals Co. ....................         1,099
         34   Dexter Corp .................................         1,084
         20   Temple Inland Inc ...........................         1,082
         23   Cleveland Cliffs Inc  .......................         1,044
         42   Schulman Inc ................................         1,029
         76   Calgon Carbon Corp ..........................           931
         65   Homestake Mining Co .........................           926
         15   Mead Corp ...................................           872
        126   Battle Mountain Gold Co .....................           866
         18   Petrolite Corp ..............................           864
         18   Great Lakes Chemical Corp. ..................           841
         24   James River Corp of Virginia ................           795
         16   Union Camp Corp .............................           764
         20   Mosinee Paper Corp ..........................           710
         15   Fuller H B Co ...............................           705

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         24   Westvaco Corp ...............................          $690
         13   Ameron Inc ..................................           671
         18   Bemis Inc ...................................           664
         24   Tuscarora Inc ...............................           657
         36   Worthington Industries ......................           652
         97   Echo Bay Mines Ltd ..........................           643
         31   Inland Steel Industries Inc .................           620
         19   Liqui-Box Corp ..............................           618
         17  +Tremont Corp ................................           614
         24   International Aluminum Corp .................           612
         22   FAB Industries Inc ..........................           605
         16   Ecolab Inc ..................................           602
         18   Florida Rock Industries Inc .................           590
         21   MacDermid Inc ...............................           578
         17   South Down Inc ..............................           529
         16   Cambrex Corp ................................           524
         20   Sonoco Products Co ..........................           518
         36   Tejon Ranch Co. .............................           518
         89  +Hecla Mining Co .............................           490
         13   Nalco Chemical Co ...........................           470
         15   Puerto Rican Cement Inc .....................           469
         71  +Amax Gold Inc ...............................           453
         12   Carpenter Technology Corp ...................           440
          9  +MAXXAM Inc ..................................           429
         23   Oregon Steel Mills ..........................           385
         40  +Bethlehem Steel Corp. .......................           360
                                                                 --------
                                                                  153,505
                                                                 --------
              Capital Goods (6.1%)
        532   McDonnell Douglas Corp ......................        34,048
        321   Minnesota Mining &
                 Manufacturing Co .........................        26,603
      1,033   Raymond Corp ................................        17,948
        122   Boeing Co ...................................        12,978
        200  +Analog Devices Inc. .........................         6,775
        200  +ADC Telecommunications Inc ..................         6,225
         62   Emerson Electric Co. ........................         5,999
        291   Westinghouse Electric Corp ..................         5,784
        100   York International Corp .....................         5,588
        159   WMX Technologies Inc. .......................         5,187
        337   Oil-Dri Corp America ........................         5,055
        109   Corning Inc .................................         5,041
        228   Penn Engineering &
                 Manufacturing Corp .......................         4,674
         66   Honeywell Inc. ..............................         4,340
         76   Crown Cork & Seal Inc .......................         4,133
        338  +Nashua Corp. ................................         4,056
        236  +Vallen Corp .................................         3,924
         51   Fluor Corp ..................................         3,200
         52   Sundstrand Corp .............................         2,210
         40   Tyco International Ltd ......................         2,115


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Textron Inc .................................        $1,885
         27   Eaton Corp ..................................         1,883
         50   Trinity Industries Inc ......................         1,875
         80   Allegheny Teledyne Inc ......................         1,840
         30   Miller (Herman) Inc .........................         1,699
         74   Premark International Inc ...................         1,647
         19   Raychem Corp  ...............................         1,522
         34   Hubbell Inc Cl B ............................         1,471
         29   Dover Corp ..................................         1,457
         44   HON Industries ..............................         1,452
         27   Alco Standard Corp ..........................         1,394
         62   Ametek Inc ..................................         1,380
         53   Pall Corp ...................................         1,352
         27   Kaydon Corp .................................         1,272
        102   Laidlaw Inc Cl B ............................         1,173
         35   Donaldson Co Inc ............................         1,173
         30   Parker Hannifin Corp ........................         1,162
         23   Precision Castparts Corp ....................         1,141
         32   Pentair Inc .................................         1,032
         12   Northrop Gruman Corp ........................           993
         30   Standard Register Co ........................           975
         41  +Jacobs Engineering Group Inc ................           969
         15   Nordson Corp ................................           956
         23   Millipore Corp ..............................           952
         13   General Dynamics ............................           916
         45   Keystone International Inc ..................           906
         11   Grainger WW Inc .............................           883
         17   Harnischfeger Industries Inc. ...............           818
         18   General Signal Corp .........................           769
         28   Duriron Co Inc ..............................           759
         16   Cummins Engine Inc ..........................           736
         18   Butler Manufacturing Co .....................           729
         20   Avery Dennison Corp .........................           707
         38   Gencorp Inc .................................           689
         17  +Sequa Corp Cl A .............................           667
         11   Barnes Group Inc ............................           660
         51  +Magnetek Inc ................................           657
         44   Daniel Industries ...........................           649
         16   IDEX Corp ...................................           638
         85  +Insituform Technologies Cl A ................           627
         27   Learonal Inc ................................           621
         19   Kysor Industrial Corp .......................           620
         20   Standex International Corp ..................           617
         25   Baldor Electric Co ..........................           616
         25   Brady W H Co ................................           616
         10   Carlisle Cos Inc ............................           605
         19   Stone & Webster Inc .........................           603
         26   Goulds Pumps Inc ............................           596
         18   Gleason Corp ................................           596
         11   NACCO Industries Inc Cl A ...................           588
         24   Watts Industries Inc Cl A ...................           573


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   Commercial Metals ...........................          $572
         26  +Osmonics Inc ................................           572
         22   Graco Inc ...................................           539
         10   Mine Safety Appliances Co ...................           532
         28   Armor All Products Corp .....................           532
         57  +Thermo Fibertek Inc .........................           531
         23  +Lydall Inc ..................................           517
         24   Moore Corp Ltd ..............................           489
         17  +Bearings Inc ................................           474
         21   Cincinnati Milacron Inc .....................           459
         22   Varlen Corp .................................           452
         25   McDermott International Inc .................           416
         21   Granite Construction Inc ....................           399
         17  +Rohr Inc ....................................           385
         60   UNR Industries Inc ..........................           360
          7   Briggs & Stratton Corp ......................           308
         18   Brush Wellman Inc. ..........................           295
         51  +Air and Water Technologies
                  Corp.....................................           293
         10   Ball Corp ...................................           260
        129  +Rollins Environmental Inc ...................           226
                                                                 --------
                                                                  225,610
                                                                 --------
              Communications Services (1.1%)
        237   GTE Corp ....................................        10,784
        256   Sprint Corp .................................        10,208
        189   US West Inc .................................         6,095
        135   ALLTEL Corp .................................         4,236
         77   NYNEX Corp ..................................         3,706
         72   Century Telephone Enterprises
                  Inc......................................         2,223
         44   Frontier Corp ...............................           995
         42   Aliant Communications .......................           714
                                                                 --------
                                                                   38,961
                                                                 --------
              Consumer Cyclical (8.5%)
        836   May Department Stores Co ....................        39,083
        641   Penney (J.C.) Co Inc. .......................        31,249
        334   Eastman Kodak Co ............................        26,804
      1,033   Russ Berrie & Co Inc ........................        18,594
        725   Wackenhut Corp Ser A ........................        12,506
        243  +Fred Meyer Inc ..............................         8,627
        200  +Atmel Corp ..................................         6,625
        415   Ruddick Corp ................................         5,810
        342  +National Education Corp .....................         5,216
        163   Gap Inc. ....................................         4,910
        120  +Fruit of the Loom Inc .......................         4,545
        233   Sturm Ruger & Co Inc ........................         4,514
        450  +Playboy Enterprises Inc Cl B ................         4,388
        157   Mattel Inc ..................................         4,357
        221   Caseys General Stores Inc ...................         4,144

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        351  +Lifetime Hoan Corp ..........................        $4,124
        105   Dayton Hudson Corp ..........................         4,121
        224   The Limited Inc .............................         4,116
        161   Dun & Bradstreet Corp .......................         3,824
         48   Gannet Inc ..................................         3,594
         10   Washington Post Co ..........................         3,351
        118   Service Corp International ..................         3,304
         49  +Vons Cos Inc ................................         2,934
         74  +Jones Apparel Group .........................         2,766
         60   Omnicom Group Inc ...........................         2,745
         67   Masco Corp ..................................         2,412
         36   Vulcan Materials Co .........................         2,192
         39  +Nine West Group Inc .........................         1,809
         49   Hannaford Brothers Co .......................         1,666
         63  +HSN Inc .....................................         1,496
         30   TRW Inc. ....................................         1,485
        143  +K mart Stores ...............................         1,484
         38   New York Times Co Cl A ......................         1,444
         31   Lancaster Colony Corp .......................         1,426
         30   Interpublic Group of Cos Inc ................         1,425
        129  +Burlington Industries Inc ...................         1,419
         53  +Lands' End Inc ..............................         1,405
         40   Belo (AH) Corp - Ser A ......................         1,395
         45   Dillard Department Stores ...................         1,389
         35   Hasbro Inc ..................................         1,361
         24   Houghton Mifflin Co .........................         1,359
         36   Tiffany & Co ................................         1,319
         29   Genuine Parts Co ............................         1,294
         19  +Scholastic Corp .............................         1,278
         24   Meredith Corp ...............................         1,266
         47   Modine Manufacturing ........................         1,257
         27   Harcourt General ............................         1,245
         67   Sotheby's Holdings Cl A .....................         1,240
         18   VF Corp .....................................         1,215
         26   McGraw-Hill Cos Inc .........................         1,199
         27   Tandy .......................................         1,188
         25   Whirlpool Corp ..............................         1,166
         24   TJX Cos Inc .................................         1,137
         34   Cognizant Corp ..............................         1,122
         29   Liz Claiborne Inc. ..........................         1,120
         14   Tribune Co. .................................         1,104
         26   Reebok International Ltd ....................         1,092
         26  +CVS Corp ....................................         1,073
         61   Wellman Inc .................................         1,045
         36   First Brands Corp ...........................         1,022
         33   Circuit City Store Inc ......................           994
         17   Sherwin-Williams Co. ........................           952
         89  +Best Buy Co Inc .............................           946
         93   Stride Rite Corp ............................           930
         34   Stanhome Inc ................................           901
         22  +Ceridian Corp ...............................           891


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         45   Cooper Tire & Rubber ........................          $889
         26   Dow Jones & Co Inc ..........................           881
         20   Polaroid Corp ...............................           870
         14   NCH Corp ....................................           843
         17   Mercantile Stores ...........................           839
         12   Armstrong World Industries Inc ..............           834
        192  +Service Merchandise Inc .....................           816
         27   Black & Decker Corp .........................           813
         41   Maytag Corp .................................           810
         62   Fingerhut Cos Inc. ..........................           759
         24   Echlin Inc. .................................           759
         41   Brown Group Inc .............................           753
         26   American Greetings Cl A .....................           738
         30   Donnelly Corp ...............................           735
         21   McClatchy Newspapers Cl A ...................           735
         11  + Culbro Corp .................................           714
        163   Ekco Group Inc ..............................           713
         22   Wiley John & Sons ...........................           709
         70   Graphic Industries Inc ......................           709
         27  +MacFrugals Bargains Closeouts ...............           705
         50   ADVO Inc ....................................           700
        113  +American Media Inc ..........................           664
         15  +Volt Information Sciences Inc ...............           656
         48  +Johnson Worldwide Associates
                  Inc Cl A.................................           636
         22   Starrett LS Co Cl A .........................           624
         23   Stanley Works ...............................           621
         24  +Christiana Cos ..............................           618
         12   WD-40 Co ....................................           612
         24   Standard Products Co ........................           612
         87  +Shoney's Inc ................................           609
         46   Kaman Corp Cl A  ............................           598
         15   Apogee Enterprises Inc ......................           596
         30   Luby's Cafeterias Inc. ......................           596
         17   Plenum Publishing Corp ......................           595
         58   Crown Crafts Inc ............................           580
         21   Tennant Co ..................................           577
         67  +Handleman Co ................................           569
         26   True North Communications ...................           569
         26  +Woolworth Corp ..............................           569
         37   Osh Kosh B'Gosh Cl A  .......................           564
         23   Bassett Furniture Industries Inc ............           563
         21   Guilford Mills Inc ..........................           559
         22   American Business Products ..................           553
         12   OEA Systems Inc .............................           549
         21  +CSS Industries Inc ..........................           546
         20   Unitog Co ...................................           545
         25   Smart and Final Inc .........................           541
         86   PT Tri Polyta Indonesia ADR .................           537
         23   Lee Enterprises Inc .........................           535
        132  +Topps Co Inc ................................           528
         62  +Syms Corp ...................................           527

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   K2 Inc ......................................          $522
         28   Walbro Corp. ................................           511
         26   Delechamps Inc ..............................           504
         21   Waverly Inc .................................           499
         26   Alico Inc ...................................           487
         16   American List Corp. .........................           486
         30   Strawbridge & Clothier ......................           476
         12   Knight- Ridder Inc ..........................           459
         31   Duty Free International Inc .................           449
         15   Russell Corp ................................           446
         47   Blessings Corp ..............................           438
         39   Hancock Fabrics Inc .........................           405
          8   Home Depot Inc ..............................           401
         49  +Intelligent Electronics Inc. ................           392
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           368
         26  +Information Resources Inc ...................           364
         32   Ennis Business Forms ........................           360
         19   Ogden Corp ..................................           356
         18  +Gibson Greetings Inc ........................           353
         95   CML Group Inc ...............................           321
         39  +GRC International Inc .......................           317
         18  +AnnTaylor Stores Corp .......................           315
         14   Lawson Products Inc .........................           306
         21   Falcon Products Inc .........................           299
         25   A.T. Cross Co Cl A ..........................           291
         11  +ACNielsen Corp ..............................           166
          6  +Echelon International Corp ..................            93
                                                                 --------
                                                                  313,941
                                                                 --------
              Consumer Staples (9.5%)
        391   Kimberly-Clark Corp .........................        37,243
      1,016  +Viacom Inc. Cl B ............................        35,433
        517   Kellogg Co ..................................        33,928
      1,453   Archer Daniels Midland Co....................        31,966
        762   Anheuser-Busch Cos Inc. .....................        30,480
        152   Unilever NV ADR  ............................        26,638
        416  +Revco D.S. Inc ..............................        15,392
        731   Goodmark Foods Inc ..........................        12,062
        734   Genovese Drugs Stores .......................        11,379
        543   Dames & Moore Inc ...........................         7,941
        174   Albertsons Inc ..............................         6,199
        105   Cardinal Health Inc .........................         6,116
        201   IBP Inc .....................................         4,874
         51   Colgate-Palmolive Co. .......................         4,705
        129   Heinz H J Co ................................         4,644
         93   Conagra Inc .................................         4,627
         62   Ralston Purina Co............................         4,549
        230   ABM Industries Inc ..........................         4,255
        105   IMC Global Inc ..............................         4,108

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        123   UST Inc. ....................................        $3,982
         50   CPC International Inc. ......................         3,875
        106   Sysco Corp ..................................         3,458
         51   General Mills Inc ...........................         3,232
         82   Tyson Foods Inc Cl A ........................         2,809
         49   Tambrands Inc. ..............................         2,003
         42  +Kroger Co ...................................         1,953
         48   Quaker Oats Co ..............................         1,830
         82   Flowers Industries Inc ......................         1,763
         59   Bergen Brunswig Corp ........................         1,682
         26   Avon Products Inc ...........................         1,485
         46   Dean Foods Co ...............................         1,484
         32   McDonald's Corp. ............................         1,448
         36   Rite Aid Corp. ..............................         1,431
         52   Kelly Services Inc Cl A .....................         1,404
         32   Hershey Foods Corp ..........................         1,400
         45   TCA Cable TV Inc ............................         1,356
        143  +Perrigo Co ..................................         1,305
         31   American Stores Co ..........................         1,267
         24   Paychex Inc .................................         1,235
         12   Clorox Co. ..................................         1,205
         74   Dial Corp ...................................         1,091
         59   International Multifoods Corp ...............         1,069
         49  +International Dairy Queen Inc
                  Cl A.....................................           980
         18   Longs Drug Stores Inc .......................           884
         24   Universal Foods Corp ........................           846
         44  +Ruby Tuesday Inc ............................           814
         35   Whitman Corp ................................           801
         42   Coors (Adolph) Co Cl B.......................           798
         24   Harland Co. .................................           792
         24   Deluxe Corp .................................           786
         22   Giant Food Inc Cl A .........................           759
         28   Amcast Industrial Corp ......................           693
         18  +King World Productions Inc ..................           664
         36   Lance Inc ...................................           648
         28   Banta Corp. .................................           640
         17   National Presto Industries ..................           635
         72   Bridgford Foods Corp ........................           612
         28   Nash Finch Corp .............................           595
         13   Brown-Forman Corp Cl B ......................           595
         21   West Co .....................................           593
         14  +Chris Craft Industries Inc ..................           586
         18   Winn Dixie Stores ...........................           569
         43   WLR Foods Inc ...............................           532
         80  +Uno Restaurant Corp .........................           530
         18   Supervalu Inc. ..............................           511
         36   Savannah Foods & Industries .................           486
         14   Dreyers Grand Ice Cream Inc .................           406
         17  +Carmike Cinemas Inc. Cl A ...................           431

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         29  +Foodbrands America Inc ......................          $399
         42  +Buffets Inc .................................           383
         19   Blair Corp ..................................           366
          6   Tecumseh Products Co Cl B ...................           341
          9   National Services Industries Inc ............           336
         20  +AMC Entertainment Inc .......................           287
          7  +Footstar Inc ................................           174
                                                                 --------
                                                                  349,778
                                                                 --------
              Energy (9.9%)
        543   Exxon Corp ..................................        53,214
        216   Royal Dutch Petroleum Co ADR  ...............        36,882
        249   Atlantic Richfield ..........................        33,024
        194   Mobil Corp. .................................        23,716
      1,236   Sevenson Environmental
                 Services Inc .............................        22,557
        195   Schlumberger Ltd ............................        19,476
        225   Amoco Corp ..................................        18,169
        181   Texaco Inc ..................................        17,761
      1,066   Quaker State Corp ...........................        15,057
        732  +HS Resources Inc ............................        12,078
        730  +Tuboscope Vetco International
                 Corp .....................................        11,315
        160   Chevron Corp  ...............................        10,400
        534   Getty Petroleum Corp ........................         8,677
        101   Anadarko Petroleum Co .......................         6,540
        130   Phillips Petroleum Co. ......................         5,752
        259   Global Marine Inc ...........................         5,342
        216   Occidental Petroleum Corp ...................         5,049
         60   Halliburton Co ..............................         3,615
         79   Tidewater Inc ...............................         3,575
        135   USX-Marathon Group ..........................         3,223
        103  +Dresser Industries Inc ......................         3,193
         39   Tosco Co ....................................         3,086
         58  +Ensco International Inc .....................         2,813
         58  +Smith International Inc .....................         2,603
         45  +BJ Services Co ..............................         2,295
         76  +Weatherford Enterra Inc .....................         2,280
         62   Parker & Parsley Petroleum Co ...............         2,278
        115  +Nabors Industries Inc .......................         2,214
         43   Burlington Resources Inc ....................         2,166
         60   Mapco Inc ...................................         2,040
         60   Valero Energy Corp ..........................         1,717
        164   Ranger Oil Ltd ..............................         1,619
         43   Apache Corp .................................         1,521
         44   Baker Hughes Inc ............................         1,518
         27   Murphy Oil Corp .............................         1,502
         27   Helmerich & Payne Inc .......................         1,407
         44   Ultramar Diamond Shamrock
                  Corp.....................................         1,391
         22   Amerada Hess Corp. ..........................         1,273

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         39   Sun Co Inc ..................................          $951
         31   Black Hills Corp ............................           872
         33  +Oryx Energy Co ..............................           817
         11   Kerr Mcgee Corp .............................           792
         37   Wiser Oil Co ................................           731
         29  +Varco International Inc .....................           671
         19   Vintage Petroleum Inc .......................           655
         45   Berry Petroleum Cl A ........................           647
         26   Landauer Inc ................................           637
         14  +Barrett Resources Corp ......................           597
         11   Louisiana Land & Exploration Co .............           590
         21   Ashland Coal Inc ............................           583
        187  +Harken Energy Corp ..........................           561
         60  +Allied Waste Industries Inc .................           555
         57  +Parker Drilling Co ..........................           549
         20   Holly Corp ..................................           535
         12   Ashland Inc .................................           526
         42  +Crown Central Petroleum Cl A ................           520
                                                                 --------
                                                                  364,127
                                                                 --------
              Financial (6.0%)
      1,029   Mid Am Inc ..................................        17,622
      1,039   Kranzco Realty Trust  .......................        17,533
      1,037   Commercial Net Lease Realty .................        16,462
        533   Avemco Corp .................................         8,328
        200   Southtrust Corp .............................         6,975
        100   Progressive Corp ............................         6,738
        181   First Data Corp .............................         6,607
        132   PHH Corp ....................................         5,676
        100   Comerica Inc ................................         5,238
        227   Universal Health Realty Income ..............         4,654
        100   Commerce Bancshares Inc .....................         4,625
        230   Mid America Bancorp .........................         4,370
        230   LTC Properties Inc ..........................         4,255
        234   State Auto Financial Corp ...................         4,212
        232   Magna Bancorp Inc ...........................         4,060
        225   NYMAGIC Inc .................................         4,050
        233   South West Property Trust ...................         3,932
         73   Lincoln National Corp Ltd. ..................         3,833
         69   Chubb Corp ..................................         3,709
         36   Loews Corp ..................................         3,393
        100   Paine Webber Group Inc ......................         2,813
         49   U.S. Bancorp ................................         2,202
         19   Marsh & McLennan Cos ........................         1,976
         45   Bancorp Hawaii Inc. .........................         1,890
        142   Hibernia Corp Cl A ..........................         1,882
         26   UNUM Corp ...................................         1,879
         23   Transatlantic Holdings Inc ..................         1,852
         84   City National Corp ..........................         1,817
         46   Northern Trust Corp .........................         1,668
         18   TransAmerica Corp ...........................         1,424

                       See notes to financial statements






TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   St Paul Cos. Inc. Corp ......................        $1,290
         28   National City Corp ..........................         1,257
         29   Wilmington Trust Co .........................         1,146
         31   Dauphin Deposit Corp ........................         1,023
         18   Jefferson- Pilot Corp .......................         1,019
         16   Citizens Bancorp ............................           992
         24   Safeco Corp .................................           947
         41   Church & Dwight Co Inc ......................           938
         24   Home Beneficial Corp ........................           909
         21   Financial Trust Corp ........................           837
         10   Republic NY Corp ............................           816
         21   New York Bancorp Inc ........................           814
         20   Capitol American Financial Corp .............           727
         17   CNB Bancshares Inc ..........................           710
         28   BRE Properties Inc ..........................           693
         18   Midland Co ..................................           693
         33   USF&G Corp ..................................           689
         30   Crawford & Co ...............................           686
         31   MGI Properties ..............................           682
         17   BT Financial Corp ...........................           674
         45   Burham Pacific Properties Inc ...............           669
         17   Liberty Corp ................................           667
         20   United Bankshares Inc .......................           660
         20   First Midwest Bancorp Inc ...................           652
         22   First Michigan Bank Corp ....................           652
         17   JSB Financial Inc ...........................           646
         17   Selective Insurance Group ...................           646
         21   Argonaut Group Inc ..........................           646
         25   McGrath Rent Corp ...........................           644
         16   Tredegar Industries Inc .....................           642
         16   UMB Financial Corp ..........................           638
         18   Whitney Holding Corp ........................           637
         12   Park National Corp ..........................           636
         15   USBancorp Inc ...............................           636
         26   Penn Real Estate Investment
                  Trust....................................           634
         16   United Carolina Bancshares ..................           632
         17   First Commercial Corp .......................           631
         17   First Financial Corp ........................           629
         18   Firstbank Illinois Co .......................           625
         19   First Financial Bancorp .....................           617
         45   Commercial Intertech Corp ...................           613
         19   Corus Bankshares Inc ........................           613
         19   First United Bancshares Inc .................           613
         15   Farmers Capital Bank Corp ...................           611
         21   Bank of Granite Corp ........................           609
         12   Berkley W R Corp ............................           609
         33   Baldwin & Lyons Inc .........................           606
         22   CBT Corp ....................................           605
         22   Community First Bankshares ..................           605
         23   American Heritage Life Investors ............           604


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   Zenith National Insurance ...................          $602
         28   Fulton Financial Corp .......................           602
         13   Trenwick Group Inc ..........................           601
         25   F & M Bancorp Frederick .....................           600
         28   Heritage Financial Service Inc ..............           595
         48   First Union Real Estate .....................           594
         19   S&T Bancorp Inc .............................           584
         21   Bancorp South Inc ...........................           583
         24   Nationwide Health ...........................           582
        331   CRI Liquidating REIT Inc.....................           579
         68   Cash America International Inc. .............           578
         22   First Western Bancorp Inc ...................           577
         27   F & M National Corp .........................           577
         50   IRT Property Co .............................           575
         15   Frontier Insurance Group Inc ................           574
         44   Western Investment Real Estate ..............           572
         15   National Health Investors, Inc. .............           568
         17   Tompkins County Trustco Inc .................           567
         17   Omega Healthcare Investors Inc ..............           565
         23   Hubco Inc ...................................           563
         20   American Financial Enterprise
                  Inc......................................           560
         21   First Merchants Corp ........................           556
         21   Poe & Brown Inc .............................           556
         25   SEI Corp ....................................           556
         26   Trustco Bank Corp ...........................           556
          7  +Alexander's Inc .............................           554
         20   Brenton Banks Inc ...........................           552
         20   Federal Realty Investment Trust .............           542
         29   First Commonwealth Financial
                 Corp .....................................           540
         45   EMC Insurance Group Inc .....................           540
          6  +Markel Corp .................................           540
         22   First Source Corp ...........................           539
         21   Valley National Bancorp .....................           538
         22   Health Care REIT Inc ........................           536
         11   Mark Twain Bancshares Inc ...................           536
         20   BSB Bancorp Inc .............................           535
         23   Allied Capital Commercial Corp ..............           535
         22   Wellsford Residential Property
                 Trust.....................................           533
         17   Albank Financial Corp .......................           533
         40   Hilb, Rogal & Hamilton Co ...................           530
         28   American Federal Bank .......................           528
         41   CRIIMI MAE Inc. .............................           528
         22   American Health Properties ..................           525
         20   National Pennsylvania
                 Bancshares Inc ...........................           522
         16   Merchants New York Bancorp ..................           520
         15  +MAIC Holdings Inc ...........................           508
         16   Citizens Banking Corp  ......................           504


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Keystone Financial Inc ......................          $500
         50   Berkshire Realty Co .........................           494
         51   Gainsco Inc .................................           491
         21   Albany International Corp Cl A  .............           486
         16   Acordia Inc .................................           464
         14   Gallagher (Arthur J.) & Co ..................           434
         16   HCC Insurance Holdings Inc ..................           384
                                                                 --------
                                                                  221,537
                                                                 --------
              Health Care (4.4%)
        373   Schering-Plough Corp. .......................        24,152
        591   Columbia Healthcare Corp ....................        24,083
        118   Bristol-Myers Squibb Co. ....................        12,833
        199   American Home Products Corp. ................        11,666
        187  +Amgen Inc. ..................................        10,168
        232   Pharmacia & Upjohn Inc ......................         9,193
         94   Warner Lambert Co ...........................         7,050
         89  +Boston Scientific Corp ......................         5,340
        100  +HEALTHSOUTH Corp ............................         3,813
        300   Kinetic Concepts Inc ........................         3,675
        347  +Medco Research Inc ..........................         3,644
        204   Mylan Laboratories Inc ......................         3,417
         96  +Forest Laboratories Inc .....................         3,144
        142  +Nellcor Inc .................................         3,106
         84  +Centocor Inc ................................         3,003
         35  +Pacificare Health Systems Inc ...............         2,984
         65  +Watson Pharmaceuticals ......................         2,921
         70  +Biogen Inc. .................................         2,713
         52  +HealthCare COMPARE Corp .....................         2,203
         98  +Tenet Healthcare Corp .......................         2,144
        101  +Value Health Inc. ...........................         1,969
         61  +Foundation Health Corp ......................         1,937
        100  +Humana Inc ..................................         1,912
        135  +Horizon/CMS Healthcare Corp .................         1,704
         33   Mallinckrodt Inc. ...........................         1,456
         29   DENTSPLY International Inc. .................         1,377
         25  +St. Jude Medical Inc. .......................         1,066
         34   Diagnostic Products Corp ....................           880
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         50   Biomet Inc ..................................           756
         21   Bausch & Lomb Inc ...........................           745
         18   United States Surgical Corp .................           709
         62  +Novacare Inc ................................           682
         45  +Tecnol Medical Products Inc. ................           681
         24  +Acuson ......................................           585
         12  +Synetic Inc .................................           582
         20   Bard (CR) Inc ...............................           560
         31   Carter Wallace Inc ..........................           484
         37  +Beverly Enterprises Inc .....................           472
         41  +Epitope Inc .................................           471
         20  +Datascope Corp ..............................           400
                                                                 --------
                                                                  162,266
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              Technology (2.0%)
        729   X-Rite Inc ..................................       $12,029
        309   Beckman Instruments Inc .....................        11,858
        282  +Loral Space Communications ..................         5,182
        100  +Parametric Technology .......................         5,138
         91   Raytheon Co .................................         4,379
         82   Wallace Computer Services Inc. ..............         2,829
         56  +Litton Industries Inc .......................         2,667
         44  +Compuware Corp ..............................         2,205
        119   Sensormatic Electronics Corp ................         1,993
         47  +Fiserv Inc ..................................         1,727
        181   Novell Inc ..................................         1,714
         37   Thiokol Corp ................................         1,656
         30  +Dell Computer Corp ..........................         1,594
         31  +Policy Management Systems
                  Corp.....................................         1,430
         19  +3Com Corp ...................................         1,394
         51  +Stratus Computer Inc. .......................         1,390
         25   Teleflex Inc ................................         1,303
         49  +Advanced Micro Devices Inc ..................         1,262
         53  +Structural Dynamics Research
                 Corp .....................................         1,060
         46  +Apple Computer Inc ..........................           960
         18  +Storage Technology Corp .....................           857
         11   Harris Corp .................................           755
         29  +Boole & Babbage Inc .........................           725
         16  +BRC Holdings Inc ............................           716
         24   Analysts International Corp .................           678
         27   Cubic Corp ..................................           624
         19  +Gelman Sciences Inc .........................           617
         14   CTS Corp ....................................           598
         28   EG&G Inc ....................................           563
        101  +Borland International Inc  ..................           549
         21  +Esterline Technologies Corp .................           549
         24  +Bell Industries Inc .........................           513
         42  +Amdahl Corp .................................           509
        213  +Executone Information Systems
                 Inc ......................................           506
         68  +Unisys Corp .................................           459
         27  +Trident Microsystems Inc ....................           456
         12  +Advanced Technology
                 Laboratories .............................           372
         18   MTS Systems Corp ............................           360
         84  +AST Research Inc ............................           352
                                                                 --------
                                                                   74,528
                                                                 --------
              Transportation (1.9%)
        389   Burlington Northern Santa Fe
                  Corp.....................................        33,600
      1,033   International Shipholding Corp ..............        19,111
        345   Rollins Truck Leasing Corp ..................         4,356


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         36  +Federal Express Corp. .......................        $1,602
         52   Alexander & Baldwin Inc .....................         1,300
         47   Atlantic Southeast Airlines Inc. ............         1,028
         67   Hunt J B Transport Services Inc .............           938
         41   Caliber Systems Inc .........................           789
         11   Union Pacific Corp ..........................           661
         69   Frozen Foods Express
                  Industries...............................           621
         25  +USAir Group Inc .............................           584
         34   Arnold Industries Inc .......................           540
         37  +Yellow Corp .................................           532
         65  +USA Truck Inc ...............................           520
         19   Consolidated Freightways Inc ................           423
         19   Overseas Shipholding Group ..................           323
          3   Florida East Coast Industries ...............           262
          9  +Consolidated Freightways Corp ...............            80
                                                                 --------
                                                                   67,270
                                                                 --------
              Utilities (6.2%)
      1,029   Public Service Co ...........................        18,779
        838   St Joseph Light & Power .....................        12,884
        737   Cascade Natural Gas Corp ....................        12,529
        735   United Water Resources Inc ..................        11,484
        400   Illinova Corp ...............................        11,000
        200   New England Electric ........................         6,975
        276   Southern Co .................................         6,245
        133   Enron Corp ..................................         5,736
        200   Boston Edison Co. ...........................         5,375
        231   Ohio Edison Co ..............................         5,255
        255   Public Service Co of New
                  Mexico...................................         5,004
        228   Philadelphia Suburban Corp ..................         4,532
        130   GPU Inc .....................................         4,371
        231   Eastern Utilities Association ...............         4,014
        231  +Tucson Electric Power Co ....................         3,840
        119   Allegheny Power System Inc ..................         3,615
         72   Duke Power Co ...............................         3,348
        246   Northeast Utilities .........................         3,260
        154   Pacific Gas & Electric Co. ..................         3,234
         98   Florida Progress Corp .......................         3,161
         76   Texas Utilities Co ..........................         3,097
        119   Potomac Electric Power Co ...................         3,064
         80   Williams Cos Inc ............................         2,981
        108   Scana Corp ..................................         2,889
         85   CMS Energy Corp .............................         2,858
         81  +CalEnergy Inc ...............................         2,724
        118   Edison International ........................         2,345
         42   Coastal Corp ................................         2,053
         64   MCN Corp Holding Co .........................         1,848
         47   Public Service Co of Colorado ...............         1,827
         39   FPL Group Inc. ..............................         1,794


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         82   New York State Electric &
                 Gas Corp .................................        $1,773
         43   Nipsco Industries ...........................         1,704
         44   Dominion Resources Inc ......................         1,694
         54   Brooklyn Union Gas Co .......................         1,627
         32   El Paso Natural Gas .........................         1,616
         58   Entergy Corp ................................         1,610
         97   MidAmerican Energy Holdings .................         1,540
         37   National Fuel Gas Co ........................         1,526
         37   American Electric Power Co ..................         1,522
         42   Southwestern Public Service .................         1,486
         28   Sonat Inc. ..................................         1,442
         60   Puget Sound Power & Light ...................         1,440
         63   Houston Industries Inc ......................         1,425
         67   Pacificorp ..................................         1,374
         30   Pennsylvania Enterprises Inc ................         1,316
         50   Central & South West Corp ...................         1,281
         47   IPALCO Enterprises ..........................         1,281
         38   Cinergy Corp. ...............................         1,268
         51   LG & E Energy Corp ..........................         1,250
         40   Idaho Power Co ..............................         1,245
         58   Montana Power Co ............................         1,240
         58   AGL Resources Inc ...........................         1,225
         32   Hawaiian Electric Industries ................         1,156
         19   Consolidated National Gas Co ................         1,050
         27   Union Electric ..............................         1,040
         42   Indiana Energy Inc ..........................         1,024
         43   Washington Gas Light Co .....................           973
         42   PP & L Resources Inc ........................           966
         15   Columbia Gas System Inc .....................           954
         82   Central Maine Power Co. .....................           953
         46   American Water Works Inc ....................           949
         30   Pacific Enterprises .........................           911
         29   Oneok Inc. ..................................           870
         23   Eastern Enterprises Inc .....................           814
         24   IWC Resources Corp ..........................           747
         15  +Tejas Gas Corp ..............................           714
         16   California Water Services Co ................           672
         32   Nevada Power ................................           656
         14   Northern States Power........................           642
         26   Laclede Gas Co ..............................           627
         17   Cilcorp Inc .................................           623
         40   Noram Energy Corp. ..........................           615
         25   South Jersey Industries Inc .................           609
         26   Commonwealth Energy System ..................           608
         19   United Illuminating Co ......................           596
         53  +Citizens Utilities Co Cl B ..................           590
         17   Northwestern Public Service .................           582
         18   Otter Tail Power Co .........................           578
         20   North Carolina Natural Gas Corp .............           577
         24   Northwest Natural Gas Co ....................           576

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         21   TNP Enterprise Inc ..........................          $575
         25   United Cities Gas Co ........................           562
         22   Connecticut Natural Gas Corp ................           561
         24   Piedmont Natural Gas Inc ....................           561
         26   Yankee Energy System ........................           556
         24   MDU Resources Group Inc .....................           552
         61  +TPC Corp ....................................           549
         29   Empire District Electric Co .................           544
         55  +Niagara Mohawk Power Corp ...................           543
         15   Wicor Inc ...................................           538
         24   UGI Corp ....................................           537
         19   Aquarion Co .................................           530
         22   Atmos Energy Corp ...........................           525
         22   Green Mountain Power Corp ...................           525
         18   Bay State Gas Co ............................           509
         14   Orange & Rockland Utilities Inc .............           502
         23   Southern California Water Co ................           500
         17   New Jersey Resources Corp ...................           497
         24   Washington Energy Co ........................           495
         24   Western Gas Resources Inc ...................           462
         20   Enserch Corp ................................           460
         21   Colonial Gas Co .............................           446
         15   WPS Resources Corp ..........................           428
        133  +PhoneTel Technologies Inc ...................           424
         19   Madison Gas & Electric ......................           385
                                                                 --------
                                                                  228,444
                                                                 --------

              Total Common Stocks
                 (Cost $2,127,837).........................     2,199,967
                                                                ---------
              OPEN END INVESTMENT
                  COMPANY (3.9%)
                 (Cost $141,920)
     13,639   Bankers Trust EAFE Equity
                  Index Fund ..............................       144,849
                                                                 --------
              UNIT INVESTMENT
                TRUST (4.8%)
                 (Cost $180,814)
              Standard & Poor's
      2,400       Depositary Receipt ......................       177,450
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
              OBLIGATIONS (40.9%)
   $425,000   U.S. Treasury Bill (11.4%)
              Due 4/17/97 .................................       418,868
                                                                 --------
    158,000   U.S. Treasury Bond (4.4%)
              6.875% Due 8/15/25 ..........................       161,111
                                                                 --------

 Principal
   Amount                       Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              U.S. Treasury Notes (25.1%)
   $505,000   5.500% Due 11/15/98 .........................      $501,606
    423,000   6.500% Due 8/15/05 ..........................       425,711
                                                                 --------
                                                                  927,317
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $1,507,528).........................     1,507,296
                                                                 --------
              Total Investments (109.4%)
                 (Cost $3,958,099).........................     4,029,562

              Liabilities in Excess of Other
                 Assets (-9.4%)............................      (348,377)
                                                                ---------
              Total Net Assets (100.0%)....................    $3,681,185
                                                                =========

+ Non-income producing security.


Number
of Shares                       Security                      Value


         Tomorrow Short-Term Retirement Fund


              COMMON STOCKS (55.3%)
              Basic Materials (3.0%)
        377   Dow Chemical Co .............................       $29,547
      1,500   Coeur D'Alene Mines Corp.....................        22,687
        700   Quaker Chemical Corp ........................        11,463
        385   Barrick Gold Corp ...........................        11,021
         60   Pioneer Hi Bred International ...............         4,200
        335   Calgon Carbon Corp ..........................         4,104
        700  +Hecla Mining Co .............................         3,850
        600  +Amax Gold Inc ...............................         3,825
         68   Nucor Corp ..................................         3,468
         46   Phelps Dodge Corp ...........................         3,105
        137   Placer Dome Inc ADR .........................         2,980
         67   IMC Global Inc ..............................         2,621
         36   Aluminum Co of America ......................         2,295
         51   Newmont Mining Corp .........................         2,282
         27   Rohm & Haas Co ..............................         2,204
         40   Consolidated Papers Inc .....................         1,965
         60   Inco Ltd ....................................         1,913
         41   International Flavors  &
                Fragrances Inc.............................         1,845
         31   Reynolds Metals Co ..........................         1,748
         44   Bowater Inc .................................         1,655
        160   Ethyl Corp ..................................         1,540
         40   Olin Corp  ..................................         1,505
         30   Champion International Corp. ................         1,298


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         40   Ferro Corp ..................................        $1,135
         21   Great Lakes Chemical Corp. ..................           982
         35   Georgia Gulf Corp ...........................           941
         30   Lubrizol Corp ...............................           930
         22   Tambrands Inc. ..............................           899
         44   Engelhard Corp ..............................           841
         22   Ecolab Inc ..................................           828
         20   BF Goodrich Co...............................           810
         30   Schulman Inc ................................           735
         12   BetzDearborn Inc. ...........................           702
         36   Crompton & Knowles Corp .....................           693
         22   Chesapeake Corp .............................           690
         10   Harso Corp ..................................           685
         18   Bemis Inc ...................................           664
         28   Cyprus Amax Minerals Co. ....................           655
         20   Westvaco Corp ...............................           575
         11   Precision Castparts Corp ....................           546
         29   Glatefelter (PH) Co .........................           522
         28   Wausau Paper Mills Co .......................           518
         11   Fuller H B Co ...............................           517
         37   Lawter International Inc ....................           467
          9  +MAXXAM Inc ..................................           429
         10  +Sealed Air Corp .............................           416
         60   Battle Mountain Gold Co .....................           413
         23   Oregon Steel Mills ..........................           385
         12   Dexter Corp .................................           383
         41  +Bethlehem Steel Corp. .......................           369
         14   Sonoco Products Co ..........................           362
         10   James River Corp of Virginia ................           331
          9   Carpenter Technology Corp ...................           330
          7   Cleveland-Cliffs Inc ........................           318
         45   Echo Bay Mines Ltd ..........................           298
                                                                 --------
                                                                  142,490
                                                                 --------

              Capital Goods (5.7%)
        605   Boeing Co....................................        64,357
        402   Minnesota Mining &
                Manufacturing Co...........................        33,316
      1,200  +Vallen Corp .................................        19,950
        319   York International Corp .....................        17,824
        320  +Parametric Technology Corp ..................        16,440
        205   McDonnell Douglas Corp ......................        13,120
        268   Deere & Co ..................................        10,888
        100   U.S. Robotics Corp ..........................         7,200
        300   Daniel Industries Inc .......................         4,425
         44   Emerson Electric Co. ........................         4,257
         87   Corning Inc .................................         4,024
        117   WMX Technologies Inc. .......................         3,817
        192   Westinghouse Electric Corp ..................         3,816
         58   Honeywell Inc. ..............................         3,813
        200   Armor All Products Corp .....................         3,800

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         66   Crown Cork & Seal Inc .......................        $3,589
        200   Raymond Corp ................................         3,475
        100  +Analog Devices Inc. .........................         3,387
        100  +Atmel Corp ..................................         3,311
        100  +ADC Telecommunications Inc ..................         3,113
         47   Tyco International Ltd ......................         2,485
         48   Alco Standard Corp ..........................         2,478
         23   Textron Inc .................................         2,168
         88   Premark International Inc....................         1,958
         29   Fluor Corp ..................................         1,820
         78   Allegheny Teledyne Inc ......................         1,794
         21   Raychem Corp  ...............................         1,683
         62   Pall Corp ...................................         1,581
         76   Sensormatic Electronics Corp ................         1,273
         22   Miller (Herman) Inc .........................         1,246
         23   Dover Corp ..................................         1,156
         24   Hubbell Inc Cl B ............................         1,038
         22   Kaydon Corp .................................         1,037
         57   Gencorp Inc .................................         1,033
         31   HON Industries ..............................         1,023
         24   Sundstrand Corp .............................         1,020
        100  +Novell Inc ..................................           947
         23   Trinity Industries Inc ......................           862
         49   RPM Inc .....................................           833
         20  +BMC Software Inc ............................           827
         20   Thermo Electron Corp ........................           825
         20  +Cadence Design Systems Inc ..................           795
         20   Kennametal Inc ..............................           778
         20   Avery Dennison Corp .........................           707
         11   Nordson Corp ................................           701
         21   Standard Register Co ........................           683
         20  +USA Waste Services Inc ......................           638
         28   Ametek Inc ..................................           623
         13   Cummins Engine Inc ..........................           598
         10   Avnet Inc ...................................           582
         20   Duriron Co Inc ..............................           542
         10  +Gateway 2000 Inc ............................           536
         10  +Solectron Corp ..............................           534
         20   Reynolds & Reynolds Cl A ....................           520
         23   Cincinnati Milacron Inc .....................           503
          7  +FMC Corp ....................................           491
         10   Harnischfeger Industries Inc. ...............           481
         20  +360 Communications Co........................           462
         18  +Jacobs Engineering Group Inc ................           425
          7   Carlisle Cos Inc ............................           424
         21   Keystone International Inc ..................           423
          8   Teleflex Inc ................................           417
         17   Watts Industries Inc Cl A ...................           406
          9   Thiokol Corp ................................           403
         17  +Rohr Inc ....................................           385
         11   Donaldson Co Inc ............................           369


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         15   Albany International Corp Cl 'A' ............          $347
         10   Leggett & Platt Inc .........................           346
         18   Brush Wellman Inc. ..........................           295
         14  +Datascope Corp ..............................           280
                                                                 --------
                                                                  271,703
                                                                 --------

              Communication Services (3.3%)
      1,863   GTE Corp ....................................        84,766
        894   Sprint Corp .................................        35,648
        198   AT&T Corp ...................................         8,613
        169   Bellsouth Corp. .............................         6,823
         91   Bell Atlantic Corp ..........................         5,892
         99   NYNEX Corp ..................................         4,764
        123   US West Inc .................................         3,967
         70   ALLTEL Corp .................................         2,196
         46   Century Telephone Enterprises
                  Inc......................................         1,420
         39   Frontier Corp ...............................           882
         20   Southern New England
                Telecommunications.........................           777
         30   Aliant Communications Co ....................           510
                                                                 --------
                                                                  156,258
                                                                 --------

              Consumer Cyclical (5.6%)
        853   Eastman Kodak Co ............................        68,453
        417   Vulcan Materials Co .........................        25,385
        800   Caseys General Stores Inc ...................        15,000
      1,000   Dames & Moore Inc ...........................        14,625
        300  +Fruit of the Loom Inc .......................        11,362
        229   May Department Stores Co ....................        10,706
        194   Penney (J.C.) Co. Inc. ......................         9,457
        155   General Motors Corp .........................         8,641
        139   Albertsons Inc ..............................         4,952
        300  +AMC Entertainment Inc .......................         4,313
        120  +Fred Meyer Inc ..............................         4,260
        700  +American Media Inc ..........................         4,112
        110   Masco Corp ..................................         3,960
        200   Delechamps Inc ..............................         3,875
        200   Blair Corp ..................................         3,850
        200   Alico Inc ...................................         3,750
        200   Russ Berrie & Co Inc ........................         3,600
        200   Wackenhut Corp Ser A ........................         3,450
        121   Mattel Inc...................................         3,358
         46   Eaton Corp ..................................         3,208
        104   Gap Inc. ....................................         3,133
         40   Gannet Inc ..................................         2,995
         60   Whirlpool Corp ..............................         2,798
         69   Dayton Hudson Corp ..........................         2,708
         83   Sysco Corp ..................................         2,708
         94   Service Corp International ..................         2,632
        141   The Limited Inc .............................         2,591


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


          6   Washington Post Co ..........................        $2,011
         42   Lancaster Colony Corp .......................         1,932
        168  +K mart Stores ...............................         1,743
         35   Interpublic Group of Cos Inc ................         1,662
         41   Hasbro Inc ..................................         1,594
         32   Harcourt General Inc.........................         1,476
         38   Wallace Computer Services Inc. ..............         1,311
         32   American Stores Co ..........................         1,308
         28   Omnicom Group Inc ...........................         1,281
         34  +Jones Apparel Group .........................         1,271
         15   Tribune Co. .................................         1,183
         35   Cognizant Corp ..............................         1,155
         35   Dillard Department Stores Inc
                  Cl A.....................................         1,081
         34   Circuit City Store Inc ......................         1,024
         40  +HSN Inc .....................................           950
         20   Harley Davidson Inc .........................           940
         83   Burlington Industries Inc ...................           913
         33   Modine Manufacturing Co .....................           883
         13  +Scholastic Corp .............................           874
         27   South Down Inc ..............................           840
         12   Armstrong World Industries Inc...............           834
         35   Dun & Bradstreet Corp .......................           831
         27   Black & Decker Corp .........................           813
         20   Dow Jones & Co Inc ..........................           678
         24  +Lands' End Inc ..............................           636
         20   Echlin Inc. .................................           633
         18   Belo (AH) Corp...............................           628
         57  +Best Buy Co .................................           606
         35   Viad Corp ...................................           578
         30   Sotheby's Holdings Cl A .....................           555
         26   Cooper Tire & Rubber Co......................           514
         19  +MacFrugals Bargains Closeout ................           496
         10   Mercantile Stores Co ........................           494
          8   Houghton Mifflin Co .........................           453
         25   Lance Inc ...................................           450
         10  +Chris Craft Industries Inc ..................           419
         16   Lee Enterprises Inc .........................           372
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           369
         13   Stanley Works ...............................           351
         81  +Service Merchandise Inc .....................           344
        100   CML Group Inc ...............................           338
         22   Duty Free International  Inc ................           319
         18  +AnnTaylor Stores Corp .......................           315
          6   Home Depot Inc ..............................           301
         13   Caliber Systems Inc .........................           250
         11  +ACNielsen Corp ..............................           166
                                                                 --------
                                                                  268,428
                                                                 --------


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Consumer Staples (5.3%)
      1,500   ABM Industries Inc ..........................       $27,750
        141   Unilever NV ADR .............................        24,710
        177   Kimberly-Clark Corp .........................        16,859
      1,030   Genovese Drugs Stores .......................        15,965
        177   Gillette Co. ................................        13,762
        173   Kellogg Co ..................................        11,353
        324  +Viacom Inc. Cl 'B' ..........................        11,300
        486   Archer Daniels Midland Co....................        10,692
        500   Goodmark Foods Inc ..........................         8,250
        204   Anheuser- Busch Cos Inc. ....................         8,160
        150   Coca Cola Co ................................         7,894
         57   Philip Morris Cos Inc. ......................         6,469
        174  +Revco D.S. Inc ..............................         6,438
        178   Pepsico Inc. ................................         5,207
        223   Flowers Industries Inc ......................         4,794
        300   ADVO Inc ....................................         4,200
         52   Ralston Purina Co ...........................         3,816
        100   Quaker Oats Co...............................         3,813
        200   Brown Group Inc .............................         3,675
         78  +Kroger Co ...................................         3,627
        200   International Multifoods Corp ...............         3,625
         99   Heinz H J Co ................................         3,564
         64   Conagra Inc .................................         3,184
        128   IBP Inc .....................................         3,104
         47   General Mills Inc ...........................         2,979
         89   UST Inc. ....................................         2,881
         31   Colgate- Palmolive Co .......................         2,860
         35   Avon Products Inc ...........................         1,999
         38   Hershey Foods Corp ..........................         1,663
         51   Dean Foods Co................................         1,645
         48   Tyson Foods Inc Cl A ........................         1,644
         23  +Vons Cos Inc ................................         1,377
         29   McDonald's Corp. ............................         1,312
         46   Bergen Brunswig Corp ........................         1,311
         30  +CVS Corp.....................................         1,237
         31   Universal Foods Corp ........................         1,093
         10   Clorox Co. ..................................         1,004
         23  +Ceridian Corp ...............................           931
         20  +Symbol Technologies Inc. ....................           885
         30   Supervalu Inc. ..............................           851
         23   Hannaford Brothers Co .......................           782
         20  +King World Productions Inc ..................           738
         26   Kelly Services Inc Cl A .....................           702
         21   Deluxe Corp .................................           688
         50  +NEXTEL Communications Inc Cl A ..............           653
         30  +Mirage Resorts Inc. .........................           649
         13   Brown-Forman Corp Cl 'B' ....................           595
         31   Coors (Adolph) Cl B .........................           588
         20   Callaway Golf Co ............................           575
         62  +Perrigo Co ..................................           566
         50  +OfficeMax Inc. ..............................           531


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         35   Dial Corp....................................          $516
         17   TCA Cable TV Inc ............................           512
         20   Sbarro Inc ..................................           510
         10   Longs Drug Stores Inc .......................           491
         10   Coca Cola Entrerprises Inc ..................           485
         35   Savannah Foods & Industries .................           472
         33   Ruddick Corp ................................           462
         20   Banta Corp. .................................           457
         16   First Brands Corp ...........................           454
         20   International Game Technology ...............           365
         22   Carter Wallace Inc ..........................           344
         14   Church & Dwight Co ..........................           320
         44  +Shoney's Inc ................................           308
         10   Dreyers Grand Ice Cream Inc .................           290
         30  +Buffets Inc .................................           274
          8  +Footstar Inc ................................           199
                                                                 --------
                                                                  251,409
                                                                 --------
              Energy (12.8%)
        738   Royal Dutch Petroleum Co ADR ................       126,013
        930   Exxon Corp ..................................        91,140
        600   Mobil Corp. .................................        73,350
      1,105   Chevron Corp ................................        71,825
        374   Schlumberger Ltd ............................        37,353
        459   Amoco Corp ..................................        37,064
        368   Texaco Inc ..................................        36,110
      1,000  +HS Resources Inc ............................        16,500
      1,000   Getty Petroleum Corp ........................        16,250
        144   duPont (EI) de Nemours & Co .................        13,590
        700  +Tuboscope Vetco International
                  Corp.....................................        10,850
        724   Quaker State Corp ...........................        10,227
        500   Sevenson Environmental
                Services Inc...............................         9,125
         42   Atlantic Richfield ..........................         5,570
         74   Anadarko Petroleum Co........................         4,792
        101   Phillips Petroleum Co. ......................         4,469
        300   Berry Petroleum Class A .....................         4,313
        300  +Crown Central Petroleum Cl A ................         3,712
        166  +Global Marine Inc ...........................         3,424
         64   Burlington Resources Inc ....................         3,224
         51   Halliburton Co...............................         3,073
        128   Occidental Petroleum Corp ...................         2,992
        124   USX-Marathon Group...........................         2,961
         61   Baker Hughes Inc ............................         2,105
         59   Dresser Industries Inc ......................         1,829
         36  +ENSCO International Inc .....................         1,746
         36   Tidewater Inc ...............................         1,629
         49  +Weatherford Enterra Inc .....................         1,470
         18   Tosco Corp...................................         1,424
         73  +Nabors Industries Inc .......................         1,405


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         39   Apache Corp .................................        $1,380
         22   Amerada Hess Corp. ..........................         1,273
         26  +Smith International Inc .....................         1,167
         21  +BJ Services Co ..............................         1,071
         28   Parker & Parsley Petroleum Co ...............         1,029
         28   Mapco Inc ...................................           952
         28   Valero Energy Corp ..........................           802
         75   Ranger Oil Ltd ..............................           741
         13   Murphy Oil Corp .............................           723
         31  +Varco International Inc .....................           717
         20   Ultra Diamond Shamrock Corp .................           632
         58  +Parker Drilling Co ..........................           558
         10   Helmerich & Payne Inc........................           521
                                                                 --------
                                                                  611,101
                                                                 --------

              Financial (4.9%)
        400   Summit Bankcorp .............................        17,500
        300   Comerica Inc ................................        15,712
      1,000   Avemco Corp .................................        15,625
        900   Kranzco Realty Trust ........................        15,188
        246   American Express Co. ........................        13,899
        314   PHH Corp ....................................        13,502
        700   Mid Am Inc ..................................        11,987
        400   Paine Webber Group Inc ......................        11,250
        700   Commercial Net Lease Realty .................        11,113
         93   Bankamerica Corp ............................         9,277
        500   State Auto Financial Corp ...................         9,000
        500   South West Property Trust ...................         8,437
        100   Progressive Corp ............................         6,738
        100   Commerce Bancshares Inc .....................         4,625
        300   Burham Pacific Properties Inc ...............         4,462
        200   F & M National Corp .........................         4,275
        300   Hilb, Rogal & Hamilton Co ...................         3,975
        300   CRIIMI Mae Inc. .............................         3,863
        200   American Federal Bank .......................         3,775
        200   First Commonwealth Financial
                  Corp.....................................         3,725
        300   First Union Real Estate Trust ...............         3,712
      2,100   CRI Liquidating REIT Inc ....................         3,675
        300   EMC Insurance Group Inc .....................         3,600
        100   Southtrust Corp .............................         3,488
        300   IRT Property Co .............................         3,450
         65   Lincoln National Corp Ltd. ..................         3,413
         45   UNUM Corp ...................................         3,251
         32   Loews Corp ..................................         3,016
         25   Marsh & McLennan Cos ........................         2,600
         36   Chubb Corp ..................................         1,935
         40   National City Corp ..........................         1,795
         33  +HealthCare COMPARE Corp .....................         1,398
         29   Bancorp Hawaii Inc. .........................         1,218
         32   Northern Trust Corp .........................         1,160


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         20  +Policy Management Systems
                  Corp.....................................          $922
         20   U.S. Bancorp ................................           899
         11   Transatlantic Holdings Inc ..................           885
         21   Wilmington Trust Co..........................           830
         38   City National Corp ..........................           822
         38   USF&G Corp ..................................           793
         10   American National Insurance Co. .............           737
         22   Dauphin Deposit Corp ........................           726
         10   Franklin Resource Inc .......................           684
         20   USLife Corp .................................           665
         10   State Street Boston Corp ....................           645
         20   Charles Schwab Corp .........................           640
          4  +Echelon International Corp ..................            62
                                                                 --------
                                                                  234,949
                                                                 --------
              Health Care (8.7%)
      1,897   Pharmacia & Upjohn Inc.......................        75,169
        626   Bristol-Myers Squibb Co. ....................        68,077
      1,658   Columbia Healthcare Corp ....................        67,564
      1,050   American Home Products Corp. ................        61,556
        740  +Amgen Inc. ..................................        40,237
        558   Schering-Plough Corp. .......................        36,131
        300  +HEALTHSOUTH Corp ............................        11,437
        101   Pfizer Inc ..................................         8,370
         79   Warner Lambert Co ...........................         5,925
         77   Cardinal Health Inc .........................         4,485
        100   Beckman Instruments Inc .....................         3,837
        165  +Tenet Healthcare Corp .......................         3,609
         60  +Boston Scientific Corp ......................         3,600
        300  +Epitope Inc .................................         3,450
        167  +Humana Inc ..................................         3,194
         70  +Biogen Inc. .................................         2,713
         29   CPC International Inc. ......................         2,247
        131   Mylan Laboratories Inc ......................         2,194
         39   Mallinckrodt Inc. ...........................         1,721
         65  +Value Health Inc. ...........................         1,268
         31  +Forest Laboratories Inc .....................         1,015
         28  +Foundation Health Corp ......................           889
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         21   Bausch & Lomb Inc ...........................           746
         40  +Chiron Corp..................................           745
         19  +Centocor Inc ................................           679
         30  +Genzyme Corp ................................           652
         24  +Acuson Corp .................................           585
         20   Bard (CR) Inc ...............................           560
         44  +Novacare Inc ................................           484
         11   Diagnostic Products Corp ....................           285
                                                                 --------
                                                                  415,010
                                                                 --------


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Technology (1.5%)
        500   Equifax Inc. ................................       $15,312
        192  +Dell Computer Corp ..........................        10,200
        134  +Cisco Systems Inc ...........................         8,526
         64   Intel Corp ..................................         8,380
        200  +Bell Industries Inc .........................         4,275
        225  +Loral Space Communications ..................         4,134
        106   First Data Corp .............................         3,869
         64   Lucent Technologies Inc .....................         2,960
         60   Raytheon Co .................................         2,888
         41  +Compuware Corp ..............................         2,055
         35  +Litton Industries Inc .......................         1,667
         50  +Advanced Micro Devices Inc ..................         1,288
         33  +Fiserv Inc ..................................         1,213
         47  +Apple Computer Inc ..........................           981
         23  +Stratus Computer Inc. .......................           627
         12  +Storage Technology Corp .....................           571
         16  +Structural Dynamics Research
                 Corp.....................................           320
         60  +AST Research Inc ............................           251
         24  +Borland International Inc....................           130
                                                                 --------
                                                                   69,647
                                                                 --------
              Transportation (0.5%)
        169   Burlington Northern Santa Fe
                  Corp.....................................        14,597
        200   International Shipholding Corp ..............         3,700
         34  +Federal Express Corp. .......................         1,513
         37   Alexander & Baldwin Inc .....................           925
         20   Illinois Central Corp .......................           640
         20  +Consolidated Freightways Inc ................           445
         24   Arnold Industries Inc .......................           381
         26   Hunt J B Transportation
                  Services Inc.............................           364
         19   Overseas Shipholding Group ..................           323
         10   Consolidated Freightways Corp ...............            89
                                                                 --------
                                                                   22,977
                                                                 --------
              Utilities (4.0%)
      1,200  +Tucson Electric Power Co ....................        19,950
      1,000   Cascade Natural Gas Corp ....................        17,000
        600   Boston Edison Co. ...........................        16,125
        800   Eastern Utilities Association................        13,900
        600   Ohio Edison Co ..............................        13,650
        700   United Water Resources Inc ..................        10,938
        700   St Joseph Light & Power Co ..................        10,762
        177   Southern Co .................................         4,005
        327   Central Maine Power Co. .....................         3,801
         88   Enron Corp ..................................         3,795
        200   Empire District Electric ....................         3,750
        200   Public Service Co of North
                  Carolina.................................         3,650

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


        100   New England Electric ........................        $3,487
        100   GPU Inc .....................................         3,362
        300   Citizens Utilities Co Cl B ..................         3,338
         66   FPL Group Inc. ..............................         3,036
         77   Williams Cos Inc ............................         2,869
         68   American Electric Power Co ..................         2,796
        140   Edison International ........................         2,783
        100   Illinova Corp ...............................         2,750
        119  +Pacific Gas & Electric Co. ..................         2,499
         57   Texas Utilities Co ..........................         2,323
         76   Allegheny Power System Inc ..................         2,308
         63   Florida Progress Corp .......................         2,032
         76   Potomac Electric Power ......................         1,957
         40   Duke Power Co ...............................         1,860
         69   Scana Corp ..................................         1,846
         54   CMS Energy Corp .............................         1,816
        135   Northeast Utilities .........................         1,789
         52  +CalEnergy Inc ...............................         1,748
         84   Pacificorp ..................................         1,722
         34   Coastal Corp ................................         1,662
         73   Houston Industries Inc ......................         1,652
         37   Public Service Co of Colorado ...............         1,438
         35   Dominion Resources Inc.......................         1,347
         45   Entergy Corp.................................         1,249
         52   New York State Electric &
                Gas Corp...................................         1,124
         32   Cinergy Corp. ...............................         1,068
         19   Consolidated National Gas Co ................         1,050
         16   Columbia Gas System Inc .....................         1,018
         62   Midamerican Energy Holdings .................           984
         38   Central & South West Corp ...................           975
         29   MCN Corp Holdings Co ........................           837
         15   El Paso Natural Gas Co ......................           758
         18   National Fuel Gas Co ........................           742
         24   Brooklyn Union Gas Co .......................           723
         20   Southwestern Public Service .................           707
         27   Puget Sound Power & Light ...................           648
         14   Pennsylvania Enterprises Inc ................           614
         27   Montana Power Co ............................           577
         27   AGL Resources Inc ...........................           570
         18   Idaho Power Co ..............................           560
         15   Hawaiian Electric Industries Inc ............           542
         25   Public Service Co of New
                  Mexico...................................           491
         20   Washington Gas Light Co .....................           453
         13   Indiana Energy Inc ..........................           317
                                                                 --------
                                                                  189,753
                                                                 --------
              Total Common Stocks
                (Cost $2,551,213)..........................     2,633,725
                                                                ---------

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              UNIT INVESTMENT
                TRUST (4.7%)
                (Cost $223,347)
      3,000   Standard & Poor's Depositary
                Receipts...................................      $221,813
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
                OBLIGATIONS (56.4%)
              U.S. Treasury Bill (16.5%)
   $800,000   5.148% Due 4/17/97 ..........................       788,458
                                                                 --------
              U.S. Treasury Bond (5.8%)
    270,000    6.875% Due 8/15/25 .........................       275,316
                                                                 --------
              U.S. Treasury Notes (34.1%)
    886,000   5.500% Due 11/15/98 .........................       880,046
    739,000   6.500% Due 8/15/05 ..........................       743,737
                                                                 --------
                                                                1,623,783
                                                                ---------

              Total U.S. Government
              Obligations ($2,688,637)..................       2,687,557
                                                                ---------
              Total Investments (116.4%)
                (Cost $5,463,197)..........................     5,543,095

              Liabilities in Excess of
                Other Assets (-16.4%)......................      (780,425)
                                                                ---------
              Total Net Assets (100.0%)....................    $4,762,670
                                                                =========

+ Non-incoming producing security.


                       See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Assets and Liabilities at December 31, 1996

                                                                 Core          Core            Long-        Medium-       Short-
                                                                 Large-        Small-          Term          Term          Term
                                                                  Cap           Cap         Retirement    Retirement    Retirement
                                              Assets            -------     ---------      ---------      ---------     ----------
 Investments at value (+)..................................... $1,562,208   $1,908,577    $1,313,468     $4,029,562    $5,543,095
 Cash...........................................................    29,185       82,628        98,368              0        10,204
 Receivable for Fund shares sold................................         0            0        89,094        438,193       962,406
 Receivable for securities sold................................          0            0           600          1,500           700
 Receivable from Adviser........................................    14,152       11,516         7,490          8,321         4,543
 Dividends and interest receivable..............................     2,519        4,150         5,835         21,104        33,446
 Deferred organizational expenses and
     prepaid expenses...........................................    41,717       41,762        38,625         38,632        38,635
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                 1,649,781    2,048,633     1,553,480      4,537,312     6,593,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                             Liabilities
 Payable for investment securities purchased....................         0            0       217,952        745,197     1,756,290
 Payable for  Fund shares redeemed..............................       549        5,230             9            137            11
 Payable to custodian bank......................................         0            0             0         32,392             0
 Accrued distribution fees payable
     (Adviser Shares)...........................................         0            0           210            676           710
 Accrued service fees payable
     (Institutional Shares).....................................         0            0           184            347           209
 Organization costs payable.....................................    51,083       51,083        47,200         47,110        47,110
 Other accrued expenses.........................................    27,017       24,929        28,034         30,268        26,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                    78,649       81,242       293,589        856,127     1,830,359
                                                                 ---------    ---------     ---------      ---------    ----------
                                              Net Assets........$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Assets Represented by:
 Shares of beneficial interest (par $0.001).....................      $140         $264          $180           $457          $520
 Paid-in surplus................................................ 1,464,282    1,762,989     1,229,337      3,612,663     4,686,086
 Accumulated undistributed/(overdistributed)
     net investment income......................................    (1,618)       1,401        (2,127)        (1,936)       (1,788)
 Undistributed/(overdistributed) realized
     gains on investments.......................................       157        2,112          (124)        (1,462)       (2,046)
 Net unrealized appreciation on investments.....................   108,171      200,625        32,625         71,463        79,898
                                                                 ---------    ---------     ---------      ---------    ----------
 Net Assets ....................................................$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Asset Value and Redemption Price
   per Share:
   Adviser Shares:
 Net Assets.....................................................       -           -         $977,702     $3,416,022    $4,458,598
 Shares of beneficial interest issued and
    outstanding.................................................       -           -          140,044        423,387       486,601
 Net asset value per share......................................       -           -            $6.98          $8.07         $9.16
                                                                 =========    =========     =========      =========     =========
   Institutional Shares:
 Net Assets.....................................................$1,571,132   $1,967,391      $282,189       $265,163      $304,072
 Shares of beneficial interest issued and
     outstanding................................................   140,123      263,461        40,014         33,733        33,016
 Net asset value per share......................................    $11.21        $7.47         $7.05          $7.86         $9.21
                                                                 =========    =========     =========      =========     =========
 (+) Investments at cost......................................  1,454,037    1,707,952     1,280,843      3,958,099     5,463,197

 Unrealized Appreciation/(Depreciation): *
     Gross appreciation.........................................   127,114      251,739        49,958        115,060       113,965
     Gross depreciation.........................................   (18,943)     (51,114)      (17,333)       (43,597)      (34,067)
                                                                 ---------    ---------     ---------      ---------    ----------
 Net unrealized appreciation....................................   108,171      200,625        32,625         71,463        79,898
                                                                 =========    =========     =========      =========     =========

 * Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements



  TOMORROW FUNDS RETIREMENT TRUST

  Statements of Operations for the Period Ended December 31, 1996


                                                                   Core         Core         Long        Medium       Short
                                                                  Large        Small         Term         Term         Term
                                                                   Cap*         Cap*     Retirement** Retirement** Retirement**

  Investment Income:
  Dividends....................................................    $20,123      $37,946       $6,931      $15,543      $14,285
  Interest.....................................................        182            0        4,085       17,971       23,969
  Other........................................................      2,725        1,622          479        1,272            0
                                                                   -------      -------       ------       ------       ------
                                                                    23,030       39,568       11,495       34,786       38,254
                                                                   -------      -------       ------       ------       ------
   Expenses:
  Investment advisory fees - Note 5............................      5,907        9,076        2,533        7,501        7,488
  Transfer agent fees and expenses
   (Advisor Class).............................................          0            0       10,042       10,042       10,042
  Transfer agent fees and expenses
   (Institutional Shares)......................................     11,000       11,000        9,042        9,042        9,042
  Custodian fees and expenses - Note 7.........................     11,028       13,201        8,958       10,132        6,187
  Professional fees............................................     29,000       30,000       28,420       31,576       31,050
  Administration fees - Note 5.................................        709        1,089          304          900          899
  Shareholders' reports........................................      4,000        4,500        3,249        4,198        3,600
  Fund accounting fees.........................................     25,000       25,000       24,750       24,750       24,750
  Registration fees and expenses...............................     46,688       47,466       46,322       48,330       47,215
  Trustees' fees and expenses..................................      6,000        6,000        6,000        6,000        6,000
  Amortization of organization costs...........................      9,453        9,453        8,612        8,597        8,597
  Distribution fees (Adviser Shares) - Note 5..................          0            0        1,320        4,325        4,574
  Service fees (Institutional Shares) - Note 5.................          0            0          184          338          209
  Other expenses...............................................         40           73           18           58           63
                                                                   -------      -------       ------       ------       ------
  Total Expenses...............................................    148,825      156,858      149,754      165,789      159,716
  Less fees waived by Adviser and
   Administrator - Note 5......................................     (6,616)     (10,165)      (2,837)      (8,401)      (8,387)
  Less expenses reimbursed
     by Adviser - Note 5.......................................   (130,419)    (131,089)    (140,534)    (138,948)    (132,675)
  Less expenses paid indirectly - Note 7.......................     (1,941)        (468)        (658)      (1,269)      (1,390)
                                                                   -------      -------       ------       ------       ------
  Net Expenses.................................................      9,849       15,136        5,725       17,171       17,264
                                                                   -------      -------       ------       ------       ------
  Net Investment Income........................................     13,181       24,432        5,770       17,615       20,990
                                                                   -------      -------       ------       ------       ------
  Realized and Unrealized Gain on
   Investments
   Net realized gain on investments............................     29,755       25,143        7,802       24,377          232
     Change in unrealized appreciation on
      Investments..............................................    108,171      200,625       32,625       71,463       79,898
                                                                   -------      -------       ------       ------       ------
  Net Gain on Investments......................................    137,926      225,768       40,427       95,840       80,130
                                                                   -------      -------       ------       ------       ------
  Net Increase in Net Assets Resulting
   from Operations.............................................   $151,107     $250,200      $46,197     $113,455     $101,120
                                                                   =======      =======       ======      =======      =======

  *   Commencement of operations February 6, 1996.
  ** Commencement of operations March 7, 1996.


                        See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Changes in Net Assets for the Period Ended December 31, 1996



                                                             Core         Core        Long-       Medium-       Short-
                                                            Large-       Small-        Term         Term         Term
                                                             Cap*         Cap*     Retirement** Retirement** Retirement**

 Operations:
 Net investment income...................................    $13,181      $24,432       $5,770      $17,615      $20,990
 Net realized gain
   on investments........................................     29,755       25,143        7,802       24,377          232
 Change in unrealized
   appreciation on investments...........................    108,171      200,625       32,625       71,463       79,898
                                                          ----------   ----------   ----------    ---------   ----------
Net Increase in Net Assets
   Resulting from Operations.............................    151,107      250,200       46,197      113,455      101,120
                                                          ----------   ----------   ----------    ---------   ----------
 Dividends to shareholders from net investment income:
    Adviser Shares                                                 0            0       (7,897)     (11,718)     (22,778)
    Institutional Shares                                     (14,799)     (23,031)           0       (7,833)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total dividends to
    shareholders from net
    investment income                                        (14,799)     (23,031)      (7,897)     (19,551)     (22,778)
                                                          ----------   ----------   ----------    ---------   ----------
 Distributions to shareholders from net realized gains:
    Adviser Shares                                                 0            0       (6,017)     (23,803)      (2,278)
    Institutional Shares                                     (29,598)     (23,031)      (1,909)      (2,036)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total distributions from net
    realized gains                                           (29,598)     (23,031)      (7,926)     (25,839)      (2,278)
                                                          ----------   ----------   ----------    ---------   ----------
 Transactions in Shares of
   Beneficial Interest:
 Received on issuance:
   Shares sold...........................................  1,720,086    1,801,897    1,256,481    3,739,365    4,786,563
   Shares issued in reinvestment
      of dividends and distributions                          44,396       46,062       15,823       45,391       25,055
   Shares redeemed.......................................   (400,060)     (84,706)     (42,787)    (171,636)    (125,012)
                                                          ----------   ----------   ----------    ---------   ----------
 Net Increase from
     Capital Share Transactions..........................  1,364,422    1,763,253    1,229,517    3,613,120    4,686,606
                                                          ----------   ----------   ----------    ---------   ----------
 Total Increase
   in Net Assets.........................................  1,471,132    1,967,391    1,259,891    3,681,185    4,762,670

 Net Assets:
 Beginning of period.....................................    100,000            0            0            0            0
                                                          ----------   ----------   ----------    ---------   ----------
 End of period+.......................................... $1,571,132   $1,967,391   $1,259,891   $3,681,185   $4,762,670
                                                          ==========   ==========   ==========   ==========   ==========
+ Includes undistributed/
     (overdistributed) net
     investment income...................................    ($1,618)      $1,401      ($2,127)     ($1,936)     ($1,788)
                                                          ==========   ==========   ==========   ==========   ==========


  * Commencement of operations February 6, 1996.
 ** Commencement of operations March 7, 1996.

                        See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Notes to Financial Statements


1. General
   The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds (collectively the "Funds") of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified.

The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.


  Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

  The Long-Term Fund, Medium-Term Fund and Short-Term Fund first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996. The Large-Cap Fund and Small-Cap Fund first commenced offering Institutional shares on February 6, 1996. There are currently no shares outstanding for the Adviser Class of the Large-Cap Fund and Small-Cap Fund.

2. Significant Accounting Policies
Portfolio Valuation
  Common Stock - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values.
Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

   Bonds - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market
data,   without   exclusive   reliance   upon   quoted   prices,   exchange   or
over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

  Money Market Securities - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

  Foreign Securities - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

  Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include
future  political,   economical  and  currency  exchange developments
including restrictions and changes in foreign law.

Security Transactions and Investment Income
  Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

  During the period from inception through December 31, 1996, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

Federal Income Taxes
  Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

Distributions to Shareholders
  Dividends from Net Investment Income - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

  Distributions from Capital Gains - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

  The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

TOMORROW FUNDS RETIREMENT TRUST

Use of Estimates
  Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. Organizational Expenses
  Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $243,000 ($51,000 each for the Large-Cap and Small-Cap Funds and $47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. Expenses
  The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. Investment Advisory Fee and Other Transactions with Affiliates
  The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the period ended December 31, 1996.

  WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

  The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the funds for the period ended December 31, 1996.

  The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser
Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the period April 2, 1996 through December 31,
1996 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $1,320, $4,325 and $4,574,
respectively.   Of  these   amounts,   WPG  earned  $670,   $2,203  and  $2,307,
respectively.

TOMORROW FUNDS RETIREMENT TRUST

   The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the period through December 31, 1996 payments made pursuant to the Institutional Service Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $184, $338 and $209, respectively. No such payments were made for the Large-Cap Fund and Small-Cap Fund.

6. Securities Transactions
Sale proceeds, cost of securities purchased, (excluding short term investments), total commissions and commissions received by WPG on such transactions were as follows:

                              Proceeds                 Cost of                    Commissions
                            of Securities              Securities       Total       Received
                                Sold                   Purchased     Commissions     by WPG
Large-Cap*                    $427,821                 $1,854,942       $1,651       $1,645
Small-Cap*                     154,436                  1,837,244        2,387        2,387
Long-Term**                    115,061                  1,388,034          846          821
Medium-Term**                  296,128                  3,810,468        2,094        2,070
Short-Term**                   200,718                  4,874,544        2,056        2,004


 * For the period February 6, 1996 (commencement of operations ) through December 31, 1996.
** For the period March 7, 1996 (commencement of operations) through December 31, 1996.


7. Custodian Fees
  Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset were as follows:

                                   Custodian Fee     Offset Credit
Large-Cap*                           $11,028             $1,941
Small-Cap*                            13,201                468
Long-Term**                            8,958                658
Medium-Term**                         10,132              1,269
Short-Term**                           6,187              1,390


  The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

 * For the period February 6, 1996 (commencement of operations) through December 31, 1996.
** For the period March 7, 1996  (commencement of operations)  through
   December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST

8. Capital Share Transactions
   Transactions in shares of the Funds were as follows:


Core Large-Cap
                                        Shares           Amount
Institutional Class Shares*
  Sold                                  161,419        $1,720,086
  Reinvested from dividends
    and distributions                     3,905            44,396
  Redeemed                              (35,201)         (400,060)
Net increase                            130,123        $1,364,422

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Core Small-Cap
                                          Shares          Amount
 Institutional Class Shares*
  Sold                                     268,942       $1,801,897
  Reinvested from dividends
    and distributions                        6,191           46,062
  Redeemed                                 (11,672)         (84,706)
Net increase                               263,461       $1,763,253

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Long-Term Retirement
                                             Shares          Amount
Adviser Class Shares*
  Sold                                       143,309        $977,964
  Reinvested from dividends
    and distributions                          1,985          13,914
  Redeemed                                    (5,250)        (35,184)
Net increase - Adviser Class                 140,044         956,694


Institutional Class Shares**
                                              Shares         Amount
  Sold                                        40,904         278,517
  Reinvested from dividends
    and distributions                            270           1,909
  Redeemed                                    (1,160)         (7,603)
Net increase - Institutional Class            40,014         272,823

Net increase in Fund                         180,058      $1,229,517

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST


Medium-Term Retirement
                                           Shares             Amount
Adviser Class Shares*
  Sold                                     434,251          $3,434,858
  Reinvested from dividends
    and distributions                        4,374              35,521
  Redeemed                                 (15,238)           (118,433)
Net increase - Adviser Class               423,387           3,351,946

Institutional Class Shares**
  Sold                                       39,564            304,507
  Reinvested from dividends
    and distributions                         1,248              9,870
  Redeemed                                   (7,079)           (53,203)
Net increase - Institutional Class           33,733            261,174

Net increase in Fund                        457,120         $3,613,120

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.



Short-Term Retirement
                                          Shares             Amount
Adviser Class Shares*
  Sold                                    498,279           $4,497,333
  Reinvested from dividends
    and distributions                       2,714               25,055
  Redeemed                                (14,392)            (123,915)
Net increase - Adviser Class              486,601            4,398,473

Institutional Class Shares**
  Sold                                      33,138             289,230
  Redeemed                                    (122)              1,097)
Net increase - Institutional Class          33,016             288,133

Net increase in Fund                       519,617          $4,686,606

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.


TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

                                  $ per share





                                     Net                     Net        Total     Dividends    Distri-                   Net
                                    Asset                  Realized     Income       From      butions                  Asset
                                   Value at      Net         and        From         Net         from       Total      Value at
                                  Beginning   Investment  Unrealized Investment   Investment   Capital     Distri-     End of
                                  of Period     Income      Gains    Operations     Income      Gains      butions      Period
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996         10.00        0.10        1.24        1.34       (0.11)      (0.02)      (0.13)     $11.21

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996          6.50        0.10        1.05        1.15       (0.09)      (0.09)      (0.18)       7.47

Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          6.50        0.04        0.55        0.59       (0.06)      (0.05)      (0.11)       6.98

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          6.51        0.04        0.55        0.59        0.00       (0.05)      (0.05)       7.05

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          7.50        0.04        0.63        0.67       (0.03)      (0.07)      (0.10)       8.07

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          7.53        0.10        0.55        0.65       (0.25)      (0.07)      (0.32)       7.86

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          8.50        0.06        0.72        0.78       (0.06)      (0.06)      (0.12)       9.16

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996          8.51        0.00        0.70        0.70        0.00        0.00        0.00        9.21


                                                                  ratios

                                                                                                             Ratio information
                                                                                                           assuming no fee waivers,
                                                                                                              reimbursements or
                                                                        Ratio of                                custody fee
                                                            Ratio of      Net                              earnings credit receive
                                                            Expenses    Income to                          Ratio of     Ratio of
                                                   Net      To Average   Average    Portfolio   Average    Expenses     Net Income
                                        Total    Assets        Net        Net       Turnover  Commissions  To Average   To Average
                                       Return++  (000's)     Assets+     Assets+      Rate     Per Share   Net Assets+  Net Assets+
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996             15.35%   $1,571        1.25%       1.67%      48.62%     $0.035       18.89%     -15.97%

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996
Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              9.08%      978        1.75%       1.63%      25.09%      0.035       45.36%     -41.98%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              9.03%      282        1.50%       1.97%      25.09%      0.035       40.49%     -37.02%

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.89%    3,416        1.75%       1.73%      22.56%      0.035       15.88%     -12.40%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              8.54%      265        1.50%       1.96%      22.56%      0.035       20.86%     -17.40%

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.54%    4,459        1.75%       2.08%      14.16%      0.035       15.68%     -11.85%

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996              8.23%      304        1.50%       2.31%      14.16%      0.035       19.10%     -15.29%



+   Annualized.
++  Not annualized.
*   Commencement of operations.

                       See notes to financial statements.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of:

     Core Large-Cap Stock Fund
     Core Small-Cap Stock Fund
     Tomorrow Long-Term Retirement Fund
     Tomorrow Medium-Term Retirement Fund
     Tomorrow Short-Term Retirement Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, the results of their operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund, in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP
New York, New York
January 15, 1997

Tomorrow Funds

RETIREMENT TRUST

A Lifecycle Retirement Program
One New York Plaza, New York, NY  1004
(800) 223-3332

INDEPENDENT TRUSTEES AND MEMBERS        INVESTMENT ADVISER
OF AUDIT COMMITTEE                      Weiss, Peck & Greer, L.L.C.
Raymond R. Herrmann, Jr.                One New York Plaza
Lawrence J. Israel                      New York, NY  10004

                                        CUSTODIAN
OFFICERS                                Boston Safe Deposit and Trust Company
Roger J. Weiss                          One Exchange Place
  Chairman of the Board, President      Boston, MA  02109
  and Trustee

Jay C. Nadel                            DIVIDEND DISBURSING AND
  Executive Vice President              TRANSFER AGENT
  and Treasurer                         First Data Investor Services Group, Inc.
                                        440 Computer Drive
Francis H. Powers                       Westboro, MA  01581-5120
  Executive Vice President
  and Treasurer
                                        LEGAL COUNSEL
Daniel Cardell                          Hale and Dorr
  Vice President                        60 State Street
                                        Boston, MA  02109
Stephen Gresham
  Vice President                        INDEPENDENT AUDITORS
                                        KPMG Peat Marwick LLP
Arlen S. Oransky                        345 Park Avenue
  Vice President                        New York, NY  10154

Joseph J. Reardon
  Vice President

Daniel S. Vandivort
  Vice President

Joseph Parascondola
  Assistant Vice President

This report is submitted for general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.



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                                     PART B


                        WEISS, PECK & GREER INVESTMENTS
                        TOMORROW FUNDS RETIREMENT TRUST

                       Tomorrow Long-Term Retirement Fund
                       Tomorrow Medium-Term Retirement Fund
                      Tomorrow Short-Term Retirement Fund
                         Tomorrow Post-Retirement Fund
                           Core Large-Cap Stock Fund
                           Core Small-Cap Stock Fund
                 (each a "Fund" and collectively, the "Funds")





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                      STATEMENT OF ADDITIONAL INFORMATION
                           INSTITUTIONAL CLASS SHARES

                                   May 1, 1997


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              This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of the Funds, each dated May 1, 1997, as amended and/or supplemented from time to time (collectively, the "Prospectuses"), copies of which may be obtained without charge by writing to Tomorrow Funds Retirement Trust (the "Trust"), One New York Plaza, New York 10004 or by calling 1-800-223-3332.


         THE STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                               TABLE OF CONTENTS

                                                                    Page

         THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES..........       1

              Quantitative Methodology..........................       2

         INVESTMENT TECHNIQUES..................................       3

              Repurchase Agreements.............................       3
              Forward Commitment, Delayed Delivery and
                When-Issued Transactions........................       4
              Loans of Portfolio Securities.....................       6
              Options...........................................       7
              Futures Transactions..............................      10
              Limitations on the Use of Futures Contracts
                and Options on Futures..........................      11
              Special Considerations and Risks
                Related to Options and Futures Transactions.....      12
              Privately Issued Mortgage-Backed Securities.......      15
              Risks Associated with Specific Types
                of Derivative Securities........................      16
              Participation Interests...........................      16
              Securities of Foreign Issuers.....................      17
              Restricted and Illiquid Securities................      18
              Other Investment Companies........................      18

         CALCULATION OF THE FUNDS' RETURNS......................      19
              Total Return......................................      19
              Yield.............................................      20
              Other Quotations, Comparisons and
                General Information.............................      20

         INVESTMENT RESTRICTIONS................................      22

         ADVISORY AND ADMINISTRATIVE SERVICES...................      28

              Investment Adviser................................      28
              Administrator.....................................      31
              Principal Underwriter.............................      33

         SERVICE PLANS..........................................      33

         TRUSTEES AND OFFICERS..................................      35

         HOW TO PURCHASE SHARES.................................      39
              Acquiring Share of the Funds in
                Exchange for Securities.........................      39

         REDEMPTION OF SHARES...................................      40

              Systematic Withdrawal Plan........................      40


                                      -i-

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         NET ASSET VALUE........................................      41

         INVESTOR SERVICES......................................      42

              Automatic Investment Plan.........................      43
              Prototype Retirement Plan for Employers
                and Self-Employed Individuals...................      43
              Individual Retirement Account.....................      45
              Simplified Employee Pension Plans (SEP-IRA).......      46


         DIVIDENDS, DISTRIBUTIONS AND TAX STATUS................      48

         PORTFOLIO BROKERAGE....................................      54

         PORTFOLIO TURNOVER.....................................      57

         ORGANIZATION...........................................      58

         CUSTODIAN..............................................      61

         TRANSFER AGENT.........................................      61

         LEGAL COUNSEL..........................................      61

         FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS..........      61

         APPENDIX...............................................      62

         GLOSSARY...............................................      65

                    THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES

         (See "Investment Objectives and Policies," and "Risk
         Considerations and Other Investment Practices and Policies" in the Prospectuses.)

              All capitalized terms not defined herein shall have the meanings set forth in the Prospectuses.

              The Trust consists of separate Funds, the Institutional Class shares of which are offered to separate accounts (the "Separate Accounts" or Accounts") of various insurance companies ("Participating Insurance Companies") to fund variable annuity and variable life insurance contracts (the "Variable Contracts"). As described in the Prospectuses, Institutional Class shares of the Funds also may be offered to certain qualified pension and retirement plans (the "Qualified Plans"). The terms and conditions of the Variable Contracts and any limitations upon the Funds in which the Accounts may be invested are set forth in a separate prospectus and statement of additional information relating to the Variable Contracts. The terms and conditions of a Qualified Plan and any limitations upon the Funds in which such Qualified Plan may be invested are set forth in such Qualified Plan's governing documents. The Trust reserves the right to limit the types of Accounts and the types of Qualified Plans that may invest in any Fund.

              Qualified Plans and Participating Insurance Companies are the record holders of shares of beneficial interest in each Fund. Subject to the limitations set forth in their Variable Contracts and the separate prospectus and statement of additional information relating to the Variable Contracts, contract holders may direct through their Participating Insurance Companies the allocation of amounts available for investment among the Funds. Similarly, in accordance with any limitations set forth in their Qualified Plans, Qualified Plan participants may direct through their Qualified Plan fiduciaries the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's Participating Insurance Company or Qualified Plan fiduciary, as the case may be, as the record holder of the Fund's shares. The rights of Participating Insurance Companies and Qualified Plans as record holders of shares of a Fund are different from the rights of Variable Contract holders and Qualified Plan participants. The term "shareholder" in this Statement of Additional Information when used in the context of Institutional Class shares refers only to Participating Insurance Companies and Qualified Plans, and not to Variable Contract holders or Qualified Plan participants.

              The securities in which each Fund may invest and certain other investment policies are described in the Funds' Prospectuses. This Statement of Additional Information should be read in conjunction with the Prospectuses and, when applicable, with the separate prospectus and statement of additional information related to the applicable Account.

              The Appendix to this Statement of Additional Information contains a description of the quality categories of corporate bonds in which the Funds may invest, and a Glossary describing some of the Funds' investments.

         Quantitative Methodology

              To seek to achieve their respective investment objectives, each of the Core Large-Cap Stock Fund ("Large-Cap Fund") and the Core Small-Cap Stock Fund ("Small-Cap Fund") under normal market conditions invests in a portfolio of securities that are considered more "efficient" than the Standard & Poor's 500 Stock Index (the "S&P 500") in the case of the Large-Cap Fund and the Russell 2000 Index (the "Russell 2000") in the case of the Small-Cap Fund. The other Funds seek to achieve similar results with respect to the amount of their assets allocated to Large-Cap, Medium-Cap and Small-Cap securities (as described in the Prospectus applicable to such Funds). The Benchmarks for the Large-Cap, Medium-Cap and Small-Cap Subcategories are the S&P 500, the Standard & Poor's 400 MidCap Index (the "S&P 400") and the Russell 2000, respectively.

              An efficient portfolio is one that has the maximum expected return for any level of risk. The efficient mix of securities is established mathematically, taking into account the expected return and volatility of returns for each security in a given universe, as well as the historical price relationships between the different securities in the universe.

              To implement this strategy with respect to the Large-Cap and Small-Cap Funds and the Subcategories of the other Funds, Weiss, Peck & Greer, L.L.C. (the "Adviser" or "WPG") compiles the historical price data of all securities which comprise the applicable Benchmark. The Adviser may eliminate a security from consideration if it considers the security to have an inadequate or misleading price history. Using this historical price data, the Adviser constructs and analyzes a complete matrix of all the possible price relationships between the securities in the applicable Benchmark.

              Using a sophisticated software program that incorporates risk reduction techniques developed by investment professionals of the Adviser, the Adviser constructs a number of portfolios with respect to the Large-Cap and Small-Cap Funds and the Subcategories, which portfolios are believed to have optimized risk/reward ratios. From these alternative portfolios, the Adviser selects the combination of securities, together with their appropriate weightings, that the Adviser believes will comprise the optimal portfolio for the Large-Cap and Small-Cap Funds and the Subcategories. The respective optimal portfolios for the Large-Cap and Small-Cap Funds and the Subcategories are designed to have returns greater than, but highly correlated with, the return of the applicable Benchmarks.

              After each optimal portfolio is constructed, it may be rebalanced to maintain the original optimal weights. The Adviser will sell a security when the security's weight within an actual portfolio becomes significantly greater than its optimal weight. The Adviser will buy a security when the security's weight within an actual portfolio becomes significantly less than its optimal weight. The Adviser repeats the entire optimization process at least semi-annually, at which point a new portfolio is constructed with respect to the Large-Cap and Small-Cap Funds and the Subcategories adding the most recent historical data, and deleting the oldest data. When a security is removed from a Benchmark, it will not necessarily be removed from the Funds' portfolios within a predetermined length of time.

              The Adviser's research personnel will monitor and occasionally make changes in the way the optimal portfolios are constructed or traded. Such changes may include determining better ways to eliminate issues from consideration in the matrix, improving the manner in which the matrix is calculated, altering constraints in the optimization process and effecting changes in trading procedure (to reduce transaction costs or to enhance the effects of rebalancing). Any such changes are intended to be consistent with the basic philosophy of seeking higher returns with respect to each of the Large-Cap and Small-Cap Funds and each Subcategory than those that could be obtained by investing directly in all the stocks of each Benchmark. Investors should be aware that no quantitative methodology or technical analysis, including the Adviser's, has ever been proven to provide enhanced investment return and reduced investment risk in actual long-term portfolio results.


                             INVESTMENT TECHNIQUES

         The following description of the Funds' investment techniques supplements the discussion contained in the Prospectuses. (See "Risk Considerations and Other Investment Practices and Policies" in the Prospectuses).

         Repurchase Agreements

              Each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. A repurchase agreement is an agreement under which a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by a Fund. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week's duration are subject to each Fund's limitation on investments in illiquid securities.

              Repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, primary dealers in U.S. Government securities reporting to the Federal Reserve Bank of New York or broker-dealers approved by the Trust's Board of Trustees, with respect to securities of the type in which the Funds may invest. The Adviser will monitor the value of the underlying securities throughout the term of the agreement to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with its custodian, Boston Safe Deposit and Trust Company (the "Custodian"), or a subcustodian for the securities and other collateral, if any, acquired under a repurchase agreement for the term of the agreement.

              In addition to the risk of the seller's default or a decline in value of the underlying security (see "Risk Considerations and Other Investment Practices and Policies -- Repurchase Agreements" in the Prospectuses), a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller's trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller. While the Trust acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

         Forward Commitment, Delayed Delivery and When-Issued Transactions

              Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Securities transactions settled on when-issued or forward commitment basis are also know as delayed delivery transactions. The phrase "delayed delivery" is not intended to address transactions involving the purchase of securities where the delay in delivery involves only the brief period usually required by the selling party and its agent solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way. Forward commitment and when-issued transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

              When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

              The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's net asset value starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.

              A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize a capital gain or loss in connection with these transactions.

              When a Fund purchases securities on a when-issued or forward commitment basis, the Custodian will maintain in a segregated account securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         Loans of Portfolio Securities

              Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. See "Risk Considerations and Other Investment Practices and Policies --Lending of Portfolio Securities" in the Prospectuses. The rules of the New York Stock Exchange ("NYSE") give the Fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loan would not exceed 33 1/3% of the value of the total assets of the Fund.

              At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to its custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

         Options

              Each Fund currently intends to limit its options transactions during the current fiscal year so that no more than 5% of the Fund's net assets will be at risk as a result of such transactions.

              Writing Covered Call Options on Securities. Each Fund may write
         (sell) covered call options on securities ("calls") at such time or times as the Adviser shall determine to be appropriate. When a Fund writes a call, it receives a premium and sells to the purchaser the right to buy the underlying security at any time during the call period (usually between three and nine months) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain but is not subject to any loss on any change in the market price of the underlying security relative to the exercise price. A Fund will write such options subject to any applicable limitations or restrictions imposed by law.

              Purchasing Call Options. Each Fund may purchase a call option when the Adviser believes the value of the underlying security will rise or to effect a "closing purchase transaction." A Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call is less (or more) than the amount received from the sale thereof.

              Put Options. Each Fund may also write and purchase put options on securities ("puts"). A put written by a Fund obligates it to purchase the specified security at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered. A Fund may purchase a put option when the Adviser believes the value of the underlying security will decline. A Fund may purchase put options on securities in its portfolio in order to hedge against a decline in the value of such securities ("protective puts").

              The purpose of writing covered put and call options is to hedge against fluctuations in the market value of a Fund's portfolio securities. Each Fund may purchase or sell call and put options on securities indices for a similar purpose. Such a hedge is limited to the degree that the price change of the underlying security is in an amount which is less than the difference between the option premium received by the Fund and the option strike price. To the extent that the underlying security's price change exceeds this amount, written put and call options will not provide an effective hedge.


             A written call option would be covered if the Fund owns the security underlying the option. A written put option may be covered by maintaining in a segregated account cash or liquid securities. While this will ensure that the Fund will have sufficient assets to meet its obligations under the option contract should it be exercised, it does not reduce the potential loss to the Fund should the value of the underlying security decrease and the option be exercised. A written call option or put option may also be covered by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. Further, instead of "covering" a written call option, the Fund may simply maintain cash or liquid securities in a segregated account in amounts sufficient to ensure that it is able to meet its obligations under the written call should it be exercised. This method does not reduce the potential loss to the Fund should the value of the underlying security increase and the option be exercised.


             Options on Securities Indices. Each Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy or to seek to increase total return. Such Fund's net assets will be at risk as a result of such transactions. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

              A securities index fluctuates with changes in the market values of the stocks included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the Value Line Composite Index, or a narrower market index such as the Standard & Poor's 100 Stock Index ("S&P 100"). Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indices are currently traded on the Chicago Board Options Exchange, the NYSE and the American Stock Exchange.


              The Funds may purchase put options to seek to hedge against an anticipated decline in stock market prices that might adversely affect the value of a Fund's portfolio securities. If a Fund purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, a Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially or wholly offset by an increase in the value of a Fund's portfolio securities.

              The Funds may purchase call options on securities indices in order to participate in an anticipated increase in stock market prices or to offset anticipated price increases on securities that it intends to buy in the future. If a Fund purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, a Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially or wholly offset by a reduction in the price a Fund pays to buy additional securities for its portfolio.


             The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in their respective portfolio. The Funds may also cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian or by using the other methods described above. When purchased, options on securities indices may not enable the Fund to hedge effectively against interest rate or stock market risk if the stocks comprising the index subject to the option are not highly correlated with the composition of the Fund's portfolio. Moreover, the ability to hedge effectively depends upon the ability to predict movements in interest rates or the stock market. Some options on securities indices may not have a broad and liquid secondary market, in which case options purchased by the Fund may not be closed out and the Fund could lose more than its option premium when the option expires.


              The purchase and sale of option contracts is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies. It should be noted that transaction costs relating to options transactions may tend to be higher than the transaction costs with respect to transactions in securities. In addition, if a Fund were to write a substantial number of option contracts which are exercised, the portfolio turnover rate of that Fund could increase.

              Securities for each Fund's portfolio will continue to be bought and sold solely on the basis of appropriateness to fulfill the applicable Fund's investment objective. Option transactions can be used, among other things, to increase the return on portfolio positions.

         Futures Transactions

              Each Fund may purchase and sell futures contracts for hedging purposes and to seek to increase total return. A futures contract is an agreement between two parties to buy and sell a security for a set price at a future time. Each Fund may also enter into index-based futures contracts and interest rate futures contracts. Futures contracts on indices provide for a final cash settlement on the expiration date based on changes in the relevant index. All futures contracts are traded on designated "contract markets" licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") which, through their clearing corporations, guarantee performance of the contracts.

              Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). If a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of that Fund's futures contract would increase, thereby protecting that Fund by preventing net asset value from declining as much as it otherwise would have. If the Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could offset anticipated increases in the cost of such securities it intends to purchase while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Similar techniques may be used by the Funds to hedge stock market risk.


             Each Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, settlement is effected by the payment of cash representing the difference between the current market price of the futures contract and the exercise price of the option. The risk of loss to a Fund purchasing an option on a futures contract is limited to the premium paid for the option. A Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, its sale of a futures contract: to seek to hedge a long position in the underlying futures contract.


              The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.


              A Fund would write a call option on a futures contract to seek to hedge against a decline in the prices of the securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the applicable Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.


              The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if market price declines, a Fund would pay more than the market price for the underlying securities. The net cost to a Fund will be reduced, however, by the premium received on the sale of the put, less any transaction costs. See "Dividends, Distributions and Tax Status" below.

              Each Fund may engage in "straddle" transactions, which involve the purchase or sale of combinations of call and put options on the same underlying securities or futures contracts.

              In purchasing and selling futures contracts and related options, each Fund intends to comply with rules and interpretations of the CFTC and of the SEC.

         Limitations on the Use of Futures Contracts and Options on Futures.

              Each Fund will engage in futures and related options transactions only for hedging purposes in accordance with CFTC regulations or to seek to increase total return to the extent permitted by such regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures contracts used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes - that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), a Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. As an alternative to compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on its existing futures positions and premiums paid for options on futures entered into for the purpose of seeking to increase total return (net of the amount the positions were "in the money" at the time of purchase) would not exceed 5% of that Fund's net assets, after taking into account unrealized gains and losses on such positions. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for Federal income tax purposes (see "Dividends, Distributions, and Tax Status").


             A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by a Fund's custodian for the benefit of the merchant through whom a Fund engages in such futures and options transactions. In the case of futures contracts or options thereon requiring the Fund to purchase securities, the Fund must segregate cash or liquid securities in an account maintained by the Custodian to cover such contracts and options. Cash or liquid securities required to be in a segregated account will be marked to market daily.


         Special Considerations and Risks Related to Options and Futures Transactions

              Exchange markets in options on certain securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

              The exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues because trading interest in many issues of longer duration tends to center on the most recently auctioned issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run out, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of securities with longer durations will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

              In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable, securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

              The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the markets for underlying securities close before the options markets, significant price and rate movements can take place in the options markets that cannot be reflected in the underlying markets. In addition, to the extent that the options markets close before the markets for the underlying securities, price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

              Prior to exercise or expiration, an option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. Similarly, positions in futures may be closed out only on an exchange which provides a secondary market for such futures. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures. However, there can be no assurance that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin for futures contracts or options on futures contracts position written by that Fund. A Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so if it had insufficient cash to meet the daily maintenance margin requirements. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolios.


             Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of applicable trading limits and it may impose other sanctions or restrictions. The Trust and other clients advised by the Adviser and its affiliates may be deemed to constitute a group for these purposes. In light of these limits, the Trustees of the Trust (the "Trustees") may determine at any time to restrict or to terminate the Funds' transactions in options. The Adviser does not believe that these trading and position limits will have any adverse impact on the investment techniques for hedging the Trust's portfolios.


              Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.


             Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investor Services Group, Inc. ("Moody's") or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or that issue long-term debt determined to be of equivalent credit quality by the Adviser. The Trust treats OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) as illiquid, and subject to each Fund's limitation on investing no more than 15% of its assets in illiquid securities. However, for options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price.


              Utilization of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities which are the subject of the hedge. There is also a risk of imperfect correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. Transactions in options on futures contracts involve similar risks.

         Privately Issued Mortgage-Backed Securities

              Each of the Tomorrow Post-Retirement Fund ("Post-Retirement Fund"), Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund") and Tomorrow Short-Term Retirement Fund ("Short-Term Fund") (sometimes collectively referred to herein as the "Tomorrow Funds") may invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

              Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (e.g., Standard & Poor's or Moody's), they often are structured with one or more types of "credit enhancement." Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral (e.g., sale of a house after foreclosure). Liquidity protection refers to the payment of cash advances to holders of mortgage-backed securities when a borrower or an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the securities or through a combination of such approaches.

              Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes entitled to receive payment before other classes, with the result that defaults on the underlying mortgages are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on the underlying mortgages in a pool exceeds the amount required to be paid on the mortgage-backed securities). The degree of credit enhancement for a particular issue of mortgage-backed securities is based on the level of credit risk associated with the particular mortgages in the related pool. Losses on a pool in excess of anticipated levels could nevertheless result in losses to security holders since credit enhancement rarely covers every dollar owed on a pool. See the Funds' Prospectuses for a further description of mortgage-backed securities.

         Risks Associated with Specific Types of Derivative Securities

              Each of the Post-Retirement Fund, Long-Term Fund, Medium-Term Fund and Short-Term Fund may invest in floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), and Mortgage-Backed Securities purchased at a discount. The primary risks associated with these derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.


              The principal of and interest on the assets underlying a CMO or REMIC Trust may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the underlying mortgage assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Each Tomorrow Fund will limit its investments in sequential pay CMOs and REMIC Certificates to 5% of its net assets. Please see "Mortgage-Backed Securities" in the Tomorrow Funds' prospectuses.


         Participation Interests

              Each Fund may purchase from banks participation interests in all or part of specific holdings of debt obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the debt obligation does not meet the quality standards of a Fund, the credit of the selling bank will. Each Fund will have the right to sell the participation interest back to the bank after seven days' notice for the full principal amount of a Fund's interest in the debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Fund, (2) to maintain the quality standards of each Fund's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Fund in connection with the arrangement.

        Securities of Foreign Issuers

              To the extent included in the benchmark indices applicable to each Fund, each Fund may invest in certain types of U.S. dollar-denominated securities of foreign issuers, including American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. Investments in ADRs have certain advantages over direct investment in the underlying non-U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. To the extent a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.


              Although the Funds do not currently invest directly in foreign denominated securities, the Long-Term Fund and the Medium-Term Fund will each invest in other investment companies that will invest their assets in securities of foreign issuers. The Long-Term and Medium-Term Funds may, therefore, be subject to the risks associated with investing in foreign securities.


              Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign denominated securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign denominated securities may be higher than those for domestic investments. Accounting, auditing, financial reporting, and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Foreign denominated securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund investing in such securities may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

         Restricted and Illiquid Securities


             Each Fund may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, repurchase agreements maturing in more than seven days, privately issued stripped mortgage-backed securities and "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), including restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the 1933 Act. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations. Please see the non-fundamental investment restrictions for further limitations regarding the Funds' investments in restricted and illiquid securities.


              Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. Notwithstanding the foregoing investment restrictions and as further described below, each Fund may invest all or part of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as each Fund.

         Other Investment Companies

              Each Fund, subject to authorization by the Trustees, may invest all of its investable assets in the securities of a single open-end investment company (a "Portfolio"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a Portfolio, which Portfolio would invest in a portfolio of securities that complies with the Fund's investment objectives, policies and restrictions. The Trustees do not intend to authorize investing in this manner at this time.

              Each Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies (other than those affiliated with WPG) but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any investment company. Investments in investment companies will result in duplication of certain expenses, since the Fund will indirectly bear its proportionate share of any expenses paid by investment companies in which it invests in addition to the expenses paid by the Fund. However, to the extent that a Fund invests in an open-end registered investment company, the Adviser will not impose its advisory fees on the portion of the Fund's assets so invested.


                       CALCULATION OF THE FUNDS' RETURNS

         Total Return

              The average annual total return with respect to Institutional Class shares of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in Institutional Class shares of the Fund made at the net asset value of such shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. The following formula describes the calculation:

                                              n
                                  ERV = P(1+T)

         Where:

                P  =  a hypothetical initial investment of $1,000.

                T  =  average annual total return with respect to
                      Institutional Class shares.

                n  =  number of years.

              ERV  =  ending redeemable value of a hypothetical $1,000
                      investment made at the beginning of the indicated period.

         This calculation assumes that (i) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) all recurring fees are included for applicable periods.

              Each Fund may illustrate in advertisements and sales literature the average annual total return and cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for a Fund will assume the reinvestment of all income dividends and capital gains distributions in Institutional Class shares for the indicated periods and will include all recurring fees.


              The average annual total return for the shares of each Class of each Fund offering such shares during the periods indicated was as follows:



                                  TOTAL RETURN


                                          ONE YEAR                       FIVE YEARS                            TEN YEARS
                                           ENDED                      ENDED 12/31/96                         ENDED 12/31/96
                  FUND                    12/31/96          ANNUALIZED             CUMULATIVE         ANNUALIZED         CUMULATIVE
                  ----                    --------          ----------             ----------         ----------         ----------
Long-Term Retirement Fund(1)
         Institutional Class                9.03%                 N/A                   N/A                N/A                N/A
         Adviser Class                      9.08%                 N/A                   N/A                N/A                N/A
Medium-Term Retirement Fund(2)
         Institutional Class                8.54%                 N/A                   N/A                N/A                N/A
         Adviser Class                      8.89%                 N/A                   N/A                N/A                N/A
Short-Term Retirement Fund(3)
         Institutional Class                8.23%                 N/A                   N/A                N/A                N/A
         Adviser Class                      8.54%                 N/A                   N/A                N/A                N/A
Core Large-Cap Stock Fund(4)
         Institutional Class               15.35%                 N/A                   N/A                N/A                N/A
         Adviser Class                      N/A                   N/A                   N/A                N/A                N/A
Core Small-Cap Stock Fund(5)
         Institutional Class               17.70%                 N/A                   N/A                N/A                N/A
         Adviser Class                      N/A                   N/A                   N/A                N/A                N/A

--------------------------
      (1) The Institutional Class and Adviser Class shares of the Long-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Long-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Long-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (2) The Institutional Class and Adviser Class shares of the Medium-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Medium-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Medium-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (3) The Institutional Class and Adviser Class shares of the Short-Term Retirement Fund commenced operations on April 2, 1996 and March 7, 1996, respectively. The Short-Term Retirement Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Short-Term Retirement Fund's total returns for the period ended December 31, 1996 would have been lower.

      (4) The Institutional Class shares of the Core Large-Cap Stock Fund commenced operations on February 6, 1996. The Core Large-Cap Stock Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Core Large-Cap Stock Fund's total returns for the period ended December 31, 1996 would have been lower. Adviser Class shares of the Fund have not commenced operations.

      (5) The Institutional Class shares of the Core Small-Cap Stock Fund commenced operations on February 6, 1996. The Core Small-Cap Stock Fund's advisory fee was not impose and the Adviser reimbursed certain operating expenses during various periods since inception of the Fund. Had the Adviser imposed its entire fee and not limited operating expenses, the Core Small-Cap Stock Fund's total returns for the period ended December 31, 1996 would have been lower. Adviser Class shares of the Fund have not commenced operations.



         Yield

              The 30 day yield quotation with respect to Institutional Class shares of each of the Long-Term Fund, Medium-Term Fund, Short-Term Fund and Post-Retirement Fund is computed by dividing the net investment income for the period with respect to Institutional Class shares of that Fund by the net asset value of each Institutional Class share on the last day of the period, according to the following formula:

                                     6
                  YIELD = 2[(a-b + 1)-1]
                              ---
                              cd
         Where:
                   a  =  dividends and interest earned during the period.
                   b  =  net expenses accrued for the period.
                   c  =  the average daily number of Institutional Class
                         shares outstanding during the period that were entitled to receive dividends.
                   d  =  the offering price per Institutional Class share (net asset value per share) on the last day of the period.




                                                                   Yield for
                                                                30-Day Period
                                                                Ended 12/31/96
                  1.       Long-Term Retirement Fund
                              Institutional Class                      1.23%
                              Adviser Class                            1.09%

                  2.       Medium-Term Retirement Fund
                              Institutional Class                      1.66%
                              Adviser Class                            1.46%

                  3.       Short-Term Retirement Fund
                              Institutional Class                      2.05%
                              Adviser Class                            1.92%



             Return for a Fund is not fixed or guaranteed and will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, and a Fund's performance does not provide a basis for determining future performance. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses incurred by each Fund. The return of a Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.


         Other Quotations, Comparisons, and General Information

              From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of a Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Morgan Stanley Europe, Australia, Far East Index ("EAFE"), an unmanaged index of international stock markets, the S&P 400, an unmanaged index of common stocks; the S&P 500, an unmanaged index of common stocks; the Russell 2000, an unmanaged index of common stocks; the Russell 3000 Index (the "Russell 3000"), an unmanaged index of common stocks; or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

              The S&P 500 is an unmanaged index of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market. The S&P 500 represents approximately 70% of the total domestic U.S. equity market capitalization. The S&P 400 is an unmanaged index of common stocks of 400 companies with mid-size market capitalizations - $300 million to $5 billion. The S&P 500 and the S&P 400 are market value-weighted indices (shares outstanding times stock price) in which each company's influence on the respective index is directly proportional to its market value. The companies in the S&P 500 and the S&P 400 are selected from four major industry sectors: industrials, utilities, financials and transportation. The 500 companies chosen for the S&P 500 are not the 500 largest companies in terms of market value. Rather, the companies chosen by S&P for inclusion in the S&P 500 tend to be leaders in important industries within the U.S. economy. The Russell 2000 is an unmanaged index of 2000 common stocks of small capitalization companies. The Russell 2000 is composed of the 2000 smallest companies with respect to capitalization in the Russell 3000 and represents approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 is an unmanaged index of 3000 common stocks of large United States companies with market capitalizations ranging from approximately $60 million to $80 billion. The Russell 3000 represents approximately 98% of the United States equity market.

              In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if a Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.

              In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.

              The Funds may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of a Fund since the Fund's inception.

              In presenting investment results, the Funds may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest; (b) his need to analyze the objectives of various investments to determine where and when to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets. The Adviser's agreement to limit each Fund's operating expenses will increase investment performance.

              In advertisements, sales literature or reports to shareholders, the Funds may include references to asset allocation strategies. According to information supplied by B.G.B. Brinceson, B.D. Singer and G.L. Beebower, as of May/June 1991, 91% of investment performance is derived from asset allocation, the proper mix of cash, bonds and stocks. In general, the remaining performance is derived as follows: stock selection--5%, market timing--2%, and other--2%.

              According to Standard & Poor's Ratings Group and Crandell, Pierce & Company, the best and worst stock market returns (as represented by the Standard & Poor's Index of 500 Common Stocks) annualized over the time periods from 1950 through June 1995 using monthly observations were as follows:

              Time                     Best                     Worst
              Periods                  Performance              Performance

              One Year                    61.3                     -36.9
              Three Years                 33.3                     -10.6
              Five Years                  29.6                     - 4.2
              Seven Years                 23.0                     - 2.7
              Ten Years                   19.2                       0.5
              Fifteen Years               17.2                       4.1
              Twenty Years                15.1                       6.4
              Thirty Years                11.2                       9.1

                            INVESTMENT RESTRICTIONS

              Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the 1940 Act, and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" requires the approval of the lesser of
         (1) the holders of 67% or more of the shares of a Fund represented at a meeting of the holders if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

         A Fund may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5, and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

         2. Borrow money, except (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

         3. Act as an underwriter with respect to the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and
              (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment (except investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities and except that the Large-Cap Fund and the Small-Cap Fund may concentrate their assets in securities of issuers in any industry to the extent that the S&P 500 Index or the Russell 2,000 Index, respectively, are so concentrated); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         8. For each Fund, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:

              (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

              (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

         provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

              For purposes of the above fundamental investment restrictions regarding senior securities, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Standard & Poor's Stock Guide. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources.

              The following restrictions are designated as non-fundamental and may be changed by the Trustees without the approval of shareholders.

         A Fund may not:

         a. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.


         b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         c. Purchase securities of any other investment company except as permitted by the 1940 Act.

         d. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         e. Invest more than 15% of its net assets in securities which are illiquid.

         f. Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.


              Each Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

              The Funds do not have any current intention to enter into reverse repurchase agreements, sell securities short or engage in arbitrage transactions.

              Except with respect to the 300% asset coverage required by fundamental restriction number 2, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.





                      ADVISORY AND ADMINISTRATIVE SERVICES

         Investment Adviser

              As stated in the Prospectuses, WPG, One New York Plaza, New York, New York 10004, serves as investment adviser and administrator to each Fund. See "Management of the Funds --Investment Adviser", "Management of the Funds --- Administrator" and "Portfolio Brokerage" in the Prospectuses for a description of the duties of WPG as investment adviser and administrator to the Funds.

              The Funds' investment advisory agreements with the Adviser (the "Advisory Agreements") were initially approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "Independent Trustees"), on July 19, 1995 and became effective upon each Fund's commencement of operations. The Advisory Agreements were approved by the sole initial shareholder of each Fund immediately prior to that Fund's commencement of operations.

              Pursuant to the Advisory Agreements, the Adviser supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical and advisory services. In managing the assets of the Funds, the Adviser furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested as cash, subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places orders for the investment and reinvestment of each Fund's assets (see "Portfolio Brokerage").


            For its investment advisory services under the Advisory Agreements, the Adviser receives an annual fee from each Fund, payable monthly, equal to 0.75% (on an annual basis) of the Fund's average daily net assets, except for the Post-Retirement Fund, which pays the Adviser on a monthly basis a fee equal on an annual basis to 0.65% of such Fund's average daily net assets. The advisory fees are accrued daily and will be prorated with respect to any Fund if the Adviser shall not have acted as that Fund's investment adviser during any entire monthly period.


              The Adviser has voluntarily agreed to limit temporarily each Fund's operating expenses (excluding Rule 12b-1 fees with respect to the Adviser Class shares, service fees with respect to the Institutional Class shares, any other class-specific expenses, litigation, indemnification and other extraordinary expenses) to 1.25% of its average daily net assets, except for the Post-Retirement Fund, for which the Adviser has voluntarily agreed to temporarily limit operating expenses (with the same exclusions as listed above) to 1.15% of its average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. Each Fund will reimburse the Adviser for fees foregone or other expenses paid by the Adviser pursuant to this expense limitation in later years in which operating expenses for the Fund are less than the expense limitations set forth above for any such year. No interest, carrying or finance charge will be paid by a Fund with respect to the amounts representing fees foregone or other expenses paid. In addition, no Fund will pay any unreimbursed amounts to the Adviser upon termination of its Advisory Agreement.


                                                         Advisory Fees Paid
         Fund                                           December 31, 1996 (1)
         ----                                           ---------------------

Long-Term Retirement Fund                                       $0

Medium-Term Retirement Fund                                     $0

Short-Term Retirement Fund                                      $0

Post-Retirement Fund (2)                                        N/A

Core Large-Cap Stock Fund                                       $0

Core Small-Cap Stock Fund                                       $0

------------------

           (1) The Adviser voluntarily agreed not to impose any of its advisory fee for each Fund during the fiscal year ended December 31, 1996. In the absence of this agreement, the Funds would have paid advisory fees as follows:

Long-Term Retirement Fund                                   $2,533

Medium-Term Retirement Fund                                 $7,501

Short-Term Retirement Fund                                  $7,488

Core Large-Cap Stock Fund                                   $5,907

Core Small-Cap Stock Fund                                   $9,076


           (2) The Post-Retirement Fund has not commenced operations.

              Each Advisory Agreement provides that the Adviser will not be liable for any loss sustained by the Trust or any Fund by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research of the Adviser, or upon investigation and research made by any other individual, firm or corporation if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance by the Adviser of its duties or by reason of the Adviser's reckless disregard of its obligations and duties thereunder.

              Each Advisory Agreement may be modified or amended only with the approval of the holders of a majority of the applicable Fund's outstanding shares and by a vote of the majority of the Independent Trustees of the Trust. Unless terminated as provided below, each Advisory Agreement continues in full force and effect for two years after its date of execution, and for successive periods of one year thereafter, but only as long as each such continuance after the end of the initial two year period is approved annually by a majority vote of the Board or by a vote of the holders of a majority of the outstanding shares of the applicable Fund, but in either event it also must be approved by a vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty, by either party upon 60 days' written notice and automatically will terminate in the event of its assignment.

              Officers and Trustees of the Trust who are also principals in and employees of WPG may receive indirect compensation by reason of investment advisory and administration fees paid by the Trust to WPG, in its capacity as the Adviser and Administrator.


              As of the date of this SAI, WPG had capital in excess of $48 million. WPG consists of 45 general principals, one of whom is a member of the NYSE, and certain associate principals. WPG has approximately 245 full-time employees in addition to its principals. WPG acts as investment adviser or manager for approximately $13 billion of institutional and private investment accounts.

              Roger J. Weiss is a Senior Managing Principal of WPG and Chairman of the Board, President and Trustee of the Trust.
         Stephen H. Weiss, brother of Roger J. Weiss, is also a Senior Managing Principal of WPG. Francis H. Powers is a principal of WPG, and Executive Vice President and Treasurer of the Trust.
         Jay C. Nadel is a principal of WPG and an Executive Vice President and Secretary of the Trust. The principals of WPG who serve on WPG's executive committee are Stephen H. Weiss (Chairman),
         Roger J. Weiss, Phillip Greer, Melville Straus, Ronald M. Hoffner, Wesley W. Lang, Jr., Mitch Kantor and Gil Cogan.

             In addition to the members of the Adviser's Asset Allocation Committee and Messrs. Cardell and Vandivort, Messrs. Stephen H. Weiss and Roger J. Weiss may participate in each Fund's investment decisions and all of the principals in WPG consult on a regular basis among themselves about general market conditions, as well as specific securities and industries.


              In the management of the Trust and their other accounts, WPG and its subsidiaries allocate investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated on a pro rata basis. In some cases this procedure may have an adverse effect on the price or volume of the security as far as the Funds are concerned. However, it is the judgment of the Trustees that the desirability of continuing the Trust's advisory arrangements with the Adviser outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Brokerage."

               In an attempt to avoid any potential conflict with portfolio transactions for the Funds, the Adviser and the Trust, on behalf of each Fund, have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of the Adviser and its principals and employees.

              In the event that neither the Adviser nor any of its affiliates acts as investment adviser to the Trust, the name of the Trust will be changed to one that does not contain the name "Weiss, Peck & Greer" or the initials "WPG" or otherwise suggest an affiliation with the Adviser or contain the name "Tomorrow" or any connotation or derivative of such name.

         Administrator

              WPG, in its capacity as Administrator of each Fund, performs administrative, certain transfer agency related and shareholder relations services and certain clerical and accounting services for each Fund under separate administration agreements (the "Administration Agreements"). More specifically, these obligations pursuant to the Administration Agreements include, subject to the general supervision of the Trustees of the Trust, (a) providing supervision of all aspects of the Funds' non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with the Funds), (b) providing the Funds, to the extent not provided pursuant to their custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative, accounting and clerical services as are reasonably necessary to provide effective administration of the Funds, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Funds' expense, of its tax returns, reports to shareholders, periodic updating of the prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Funds, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, (e) maintaining all of the Funds' records other than those maintained pursuant to such agreements or the Advisory Agreements, and (f) providing to the Funds transfer agency-related and shareholder relations services and facilities and the services of one or more of its employees or officers, or employees or officers of its affiliates, relating to such functions (including salaries and benefits, office space and supplies, equipment and teaching).

              For its services under the Administration Agreements, the Administrator is entitled to receive a fee, computed daily and payable monthly at an annual rate equal to 0.09% of each Fund's average daily net assets. These fees may be changed by the Board of Trustees without shareholder approval.


                                                     Administration Fees Paid
           Fund                                        December 31, 1996 (1)
           ----                                        --------------------
Long-Term Retirement Fund                                       $0

Medium-Term Retirement Fund                                     $0

Short-Term Retirement Fund                                      $0

Post-Retirement Fund (2)                                        N/A

Core Large-Cap Stock Fund                                       $0

Core Small-Cap Stock Fund                                       $0

------------------
           (1) The Adviser voluntarily agreed not to impose any of its administration fee for each Fund during the fiscal year ended December 31, 1996. In the absence of this agreement, the Funds would have paid administration fees as follows:

Long-Term Retirement Fund                                     $304

Medium-Term Retirement Fund                                   $900

Short-Term Retirement Fund                                    $899

Core Large-Cap Stock Fund                                     $709

Core Small-Cap Stock Fund                                   $1,089

         (2)  The Post-Retirement Fund has not commenced operations.



             Each Fund bears all expenses of its own operation (subject to the expense limitations described above), which expenses include: (i) fees and expenses of any investment adviser or administrator of the Fund;
         (ii) organization expenses of the Trust; (iii) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (iv) brokers' commissions; (v) payment for portfolio pricing services to a pricing agent, if any; (vi) legal, accounting or auditing expenses (including an allocable portion of the cost of its employees rendering legal services to the Funds); (vii) interest, insurance premiums, taxes or governmental fees; (viii) the fees and expenses of the transfer agent of the Funds; (ix) the cost of preparing stock certificates or any other expenses, including, without limitation, clerical expenses of issue, redemption or repurchase of shares of the Fund; (x) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds; (xi) the fees and expenses of Trustees of the Trust who are not affiliated with the Adviser; (xii) the cost of preparing and distributing reports and notices to existing shareholders, the SEC and other regulatory authorities; (xiii) the fees or disbursements of custodians of the Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xiv) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business; and (xvi) distribution fees and service fees applicable to Adviser Class shares and service fees applicable to Institutional Class shares.


              The Funds' Advisory and Administration Agreements each provide that WPG, in its capacities as investment adviser and administrator, may render similar services to others so long as the services provided thereunder are not impaired thereby.

         Principal Underwriter

              WPG serves as the principal underwriter in connection with the continuous offering of the shares of the Trust pursuant to an Underwriting Agreement, dated as of the effective date of the Trust's registration statement. The Trustees, including the non-interested Trustees, approved the Underwriting Agreement on July 19, 1995, which will continue in effect from year to year, if annually approved by the Trustees, including the non-interested Trustees. The Underwriting Agreement provides that WPG will bear certain distribution expenses not borne by the Funds.

              WPG bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to any investment dealers and financial firms ("Authorized Firms") for distribution related services. WPG also pays certain expenses in connection with the distribution of the Funds' shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. WPG receives compensation under a Rule 12b-1 Plan for providing such services with respect to Adviser Class shares. Each Fund bears the cost of registering its shares under federal, state and foreign securities law.



                                 SERVICE PLANS

              Each Fund, with respect to its Institutional Class shares, has adopted a service plan (collectively, the "Plans").


              Each Plan provides that a Fund shall compensate plan fiduciaries or other service providers to Qualified Plans for the benefit of the Qualified Plans (for purposes of this section, collectively, "Plan Fiduciaries") for providing certain personal, account administration and/or shareholder liaison services to plan participants who are beneficial owners of Institutional Class shares. Pursuant to the Plans, the Funds may enter into agreements with Plan Fiduciaries which purchase Institutional Class shares of the Fund ("Service Agreements"). Under such Service Agreements or otherwise, the Plan Fiduciaries may perform some or all of the following services: (a) act as the sole shareholder of record and nominee for all plan participants, (b) maintain account records for each plan participants who beneficially owns Institutional Class shares of the Funds, (c) answer questions and handle correspondence from plan participant regarding their accounts,
         (d) process plan participants orders to purchase, redeem and exchange Institutional Class shares of the Funds, and handle the transmission of funds representing the participants' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by participants, (f) provide facilities to answer questions from participants and existing investors about Institutional Class shares of the Funds, (g) receive and answer shareholder correspondence, including requests for prospectuses and statements of additional information, (h) assist participants in selecting dividend and other account options and opening custody accounts with the Plan Fiduciaries and (i) act as liaison between participants and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Funds may pay each Plan Fiduciary a service fee in an amount up to 0.25% (on an annualized basis) of the Fund's average daily net assets attributable to Institutional Class shares of the Funds that are attributable to or held in the name of such Plan Fiduciary. Plan Fiduciaries may from time to time be required to meet certain other criteria in order to receive service fees.


              Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Plan Fiduciary's receipt of compensation paid by the Funds in connection with the investment of fiduciary assets in Institutional Class shares of the Funds. Plan Fiduciaries and investment advisers and other money mangers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Institutional Class shares of the Funds.

              In accordance with the terms of the Plans, WPG provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of compensation that the Plans provide.


             During the fiscal year ended December 31, 1996, the Funds paid to Plan Fiduciaries the following amounts under the Plans:

                                                         Service Fees Paid
                     Fund                                December 31, 1996
                     ----                                -----------------

Long-Term Retirement Fund                                      $184

Medium-Term Retirement Fund                                    $338

Short-Term Retirement Fund                                     $209

Post-Retirement Fund(1)                                         N/A

Core Large-Cap Stock Fund                                       $0

Core Small-Cap Stock Fund                                       $0

------------------
         (1) The Post-Retirement Fund has not commenced operations.

             Each Plan will remain in effect from year to year provided that the continuance of the Plan is approved annual by a majority vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans. All material amendments of the Plans must also be approved by the Trustees in the manner described above. The Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the Independent interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgement there is a reasonable likelihood that the Plans will benefit the Funds and the Institutional Class shareholders.

                             TRUSTEES AND OFFICERS

              The Trustees have responsibility for management of the business of the Trust. The executive officers of the Trust are responsible for its day to day operation. Set forth below is certain information concerning the Trustees and officers.

       Name, Address,
       Age and Title         Principal Occupations During Past Five Years

       Roger J. Weiss*       Senior Managing Principal, Weiss, Peck &
       One New York Plaza         Greer, L.L.C.
       New York, NY  10004   Chairman of the Board of all WPG Funds
       Age: 56               President, Weiss, Peck & Greer International
                                  Fund
       Chairman of the       Executive Vice President and Director,
       Board, President           WPG Advisers, Inc.
       and Trustee           Former Executive Vice President and Director,
                                  Tudor Management Company

       Raymond R.
        Herrmann, Jr.**      Chairman of the Board, Sunbelt Beverage
       654 Madison Avenue         Corporation (distributor of wines and
       Suite 1400                 liquors)
       New York, NY  10017   Former Vice Chairman and Director, McKesson
       Age: 75                    Corporation (U.S. distributor of
                                  drugs and health care products, wine and
       Trustee                    spirits)
                             Life Member, Board of Overseers of Cornell
                                  Medical College
                             Member of Board and Executive Committee, Sky
                                  Ranch for Boys
                             Member, Evaluation Advisory Board,
                                  Biotechnology Investments, Ltd.

       Harvey E. Sampson**   Chief Executive Officer and Chairman of Harvey
       600 Secaucus Road          Group, Inc. (retail sales of consumer
       Secaucus, NJ  07094        electronics)
       Age: 56               Trustee, Cornell University
                             Joint Board of The New York Hospital -
       Trustee                    Cornell Medical Center
                             Trustee, North Shore University Hospital

       Lawrence J. Israel**  Private Investor
       200 Broadway          Director and Trustee of the Touro Infirmary
       Suite 249             Member of the Intercollegiate Athletics
       New Orleans, LA 70118      Committee of the Administrators of the
       Age: 60                    Tulane Educational Fund

       Trustee


       Francis H. Powers*    Principal, Weiss, Peck & Greer, L.L.C.
       One New York Plaza    Vice President and Secretary, Weiss, Peck &
       New York, NY  10004        Greer Advisers, Inc.
       Age: 55               Executive Vice President and Treasurer of all
                                   WPG Funds
       Executive             Former Vice President and Secretary, Tudor
       Vice President             Management Company
       and Treasurer

       Jay C. Nadel*         Principal, Weiss, Peck & Greer, L.L.C.
       One New York Plaza    Director of Operating Departments
       New York, NY  10004   Executive Vice President and Secretary of all
       Age: 37                    WPG Funds

       Executive
       Vice President
       and Secretary




       Daniel S. Vandivort*  Principal, Weiss, Peck & Greer,
       One New York Plaza         L.L.C. since 1994
       30th Floor            Previously Managing Director and
       New York, NY 10004         Head of U.S. Fixed Income,
       Age: 41                    Senior Portfolio Manager and
                             Director, Global Product
       Vice President             Development and Marketing with
                             CS First Boston Investment
                                  Management, 1989-1994

       Arlen S. Oransky*     Vice President, Mutual Fund
       One New York Plaza         Operations, Weiss, Peck & Greer, L.L.C.
       New York, NY  10004        since December, 1991
       Age: 39               Assistant Vice President of all
                                  WPG Funds since April, 1991
       Assistant             Manager of Investment Services
       Vice President             Weiss, Peck & Greer, L.L.C. from July,
                                  1990 to December, 1991


       Joseph J. Reardon*    Senior Vice President, Mutual Fund
       One New York Plaza         Operations, Weiss, Peck & Greer, L.L.C.
       New York, NY  10004        since December, 1993
       Age: 35               Assistant Manager, Mutual Fund
                                  Operations, Weiss, Peck & Greer, L.L.C.
                                  from February, 1990 to December, 1993
       Vice President        Assistant Vice President of all
                                  WPG Funds since April, 1991


       Teresa Hogan          Manager State Regulation,
       First Data Investor        First Data Investor
       Services Group             Services Group, Inc.
       53 State Street            Since June, 1994
       Boston, MA 02109      Senior Legal Assistant,
       Age: 33                    Palmer & Dodge
                                  from 1992-1994
       Assistant Secretary   Blue Sky Paralegal,
                              Robinson & Cole from
                                   1984-1992

       -----------------------
          *   "Interested Person" within the meaning of the 1940 Act.

         ** Each of the non-interested Trustees is a trustee of each of the other WPG Funds and a Member of the Trust's Audit Committee and Special Nominating Committee.

         Compensation of Trustees and Officers

              The Funds pay no compensation to the Trust's Trustees affiliated with the Adviser or its officers. None of the Trust's Trustees or officers have engaged in any financial transactions with any Fund or the Adviser.

             The following table sets forth the amount of compensation paid to the Trust's Trustees for the fiscal year ended December, 31, 1996. In addition, each Trustee is reimbursed for out-of-pocket expenses associated with attending Trustee meetings.


                     Aggregate Compensation Paid to Trustees
                      for the Year Ended December 31, 1996

                                                                                                     Pension or
                                                                                                     Retirement       Total
                                                                                                     Benefits      Compensation
                                                                                                     Accrued as     from the
                             Long-Term    Medium-Term   Short-Term      Core           Core           Part of       Funds and
                             Retirement    Retirement   Retirement    Large-Cap      Small-Cap        Funds'       Other Funds
          Name of Trustee      Fund         Fund         Fund         Stock Fund     Stock Fund      Expenses      in Complex*
          ---------------      ----         ----         ----         ----------     ----------      --------      ----------

Roger J. Weiss                   $0          $0           $0            $0               $0              $0               $0

Raymond R. Herrmann, Jr.       2,000       2,000        2,000         2,000           2,000               0           34,125

Lawrence J. Israel             2,000       2,000        2,000         2,000           2,000           2,000           34,125

Harvey E. Sampson              2,000       2,000        2,000         2,000           2,000           2,000           34,125

---------------------
*As of December 31, 1996, there were 15 mutual funds in the Weiss, Peck & Greer group of funds (including the Funds) that publicly offer their shares.

         Certain Shareholders


             As of March 31, 1997, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting or investing power) less than 1% of the outstanding shares of each Fund.

             As of March 31, 1997, no person within the knowledge of the management of the Trust directly or indirectly owned, controlled or held with power to vote 5% of more of the outstanding voting securities (i.e., shares) of any Fund, except as set forth below:

                                                         PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------

TOMORROW LONG-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co                               64.55%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        19.23%
         FBO Chicago Transit Authority
         8515 B Orchard Road, Attn 2T2
         Englewood, CO   80111

         Weiss Peck & Greer TTEE                              5.09%
         for the Employees RIP Plan
         One New York Plaza, 30th Floor
         New York, NY   10004-1950

TOMORROW LONG-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First Union National Bank NC                        96.60%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1511
         Charlotte, NC  28280-1151

TOMORROW MEDIUM-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co.                              44.52%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        25.52%
         FBO Chicago Transit Authority
         8515 East Orchard Road, Attn:  2T2
         Englewood, CO  80111





                                                         PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------


         American International Life Assurance               10.64%
         Co. of New York Separate Account A
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Nationwide GPVA                                      6.42%
         c/o Nationwide Life Insurance Co.
         Attn:  IPO Portfolio Accounting
         P.O. Box 182029
         Columbus, OH  43218-2029

TOMORROW MEDIUM-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First Union National Bank NC                        97.37%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1151
         Charlotte, NC  20288-1151

TOMORROW SHORT-TERM RETIREMENT FUND
INSTITUTIONAL CLASS SHARES

         AIG Life Insurance Co.                              44.30%
         Separate Account I
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         American International Life Assurance               34.02%
         Co. of New York Separate Account A
         c/o Variable Accounting
         P.O. Box 667
         Wilmington, DE  19899-0667

         Great Western Life & Annuity                        12.67%
         FBO Chicago Transit Authority
         8515 East Orchard Road, Attn:  2T2
         Englewood, CO  80111

TOMORROW SHORT-TERM RETIREMENT FUND
ADVISER CLASS SHARES

         First National Bank NC                              96.99%
         Attn:  Rich Sapienza
         401 South Tryon Street
         FRB 3rd Floor, CMG 1151
         Charlotte, NC  28288-1151






                                                          PERCENTAGE OF
                   NAME AND ADDRESS                    OUTSTANDING SHARES
                   ----------------                    ------------------

CORE LARGE-CAP STOCK FUND
INSTITUTIONAL CLASS SHARES

         Providian Life and Health Insurance                 64.19%
         Company Separate Account
         Attn:  Karen Fleming
         P.O. Box 32830
         Louisville, KY  40232

         Weiss Peck and Greer LLC                            35.71%
         One New York Plaza
         New York City, NY   10004

CORE SMALL-CAP STOCK FUND
INSTITUTIONAL CLASS SHARES

         Weiss Peck and Greer LLC                            59.65%
         One New York Plaza
         New York City, NY   10004

         Providian Life and Health                           32.00%
         Insurance Company Separate Account
         Attn:  Karen Fleming
         P.O. Box 32830
         Louisville, KY  40232


                             HOW TO PURCHASE SHARES

         (See "How to Buy Shares" in the Prospectuses.)

              The Trust continuously offers shares of each Fund. The Trust may terminate the continuous offering of its shares with respect to any Fund at any time at the discretion of the Trustees.

              In the case of telephone subscriptions, if full payment for telephone subscriptions is not received by the Trust within the customary time period for settlement then in effect after the acceptance of the order by the Trust, the order is subject to cancellation and the purchaser will be liable to the affected Fund for any loss suffered as a result of such cancellation. To recoup such loss each Fund reserves the right to redeem shares owned by any shareholder whose purchase order is cancelled for non-payment, and such purchaser may be prohibited from placing further telephone orders.

              If a subscription or redemption of Fund shares is arranged and settlement made through a member of the NASD, then that member may, in its discretion, charge a fee for this service.

         Acquiring Shares of the Funds in Exchange for Securities

              Shares of the Funds may be purchased in whole or in part by delivering to the Funds' Custodian securities acceptable to WPG. If the securities are not suitable for a Fund's portfolio, the securities will be sold by the Custodian as agent for the account of their owner on the day of their receipt by the Custodian or as soon thereafter as possible. The number of shares of a class of a Fund to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the net asset value per share of the applicable class of the applicable Fund on the day such proceeds are received. WPG will use reasonable efforts to obtain the current market price for such securities but does not guarantee the best available price. WPG will absorb any transaction costs, such as commissions, on the sale of securities.

              Securities determined by WPG to be acceptable should be transferred by book entry or physically delivered, in proper form for transfer. Please contact WPG for transfer instructions.

              Investors who are contemplating an exchange of securities for shares of a Fund must contact WPG to determine whether the securities are acceptable before forwarding such securities to the Custodian. WPG reserves the right to reject any securities. Exchanging securities for shares of the Funds may create a taxable gain or loss. Please consult your tax adviser with respect to the particular Federal, state and local tax consequences of exchanging securities for Fund shares.


             Except as described above, the Trust will not generally issue shares for consideration other than cash. The Trust may, however, issue shares for consideration other than cash pursuant to a bona fide purchase of assets, merger or other reorganization.



                              REDEMPTION OF SHARES

              (See "How to Sell Shares" and "How to Exchange Shares" in the Prospectuses.)

         Systematic Withdrawal Plan


              A Systematic Withdrawal Plan is available only for the Post-Retirement Fund without expense to any shareholder with a minimum investment of $10,000 in value in such Fund's shares (at the then current offering price). The Transfer Agent may be directed, as agent of the purchaser, to redeem without a redemption charge shares of such Fund held in his account as may be required so that the shareholder or any person designated by him will receive a monthly or quarterly check in a stated amount not to be less than $100 although such amount is not necessarily a recommended amount. Dividends and capital gains distributions will be reinvested in additional shares of the same class of such Fund at net asset value as of the reinvestment date.


              Redemption of shares of the Post-Retirement Fund under the Systematic Withdrawal Plan may reduce or even liquidate the account, particularly in a declining market. Such payments paid to a shareholder cannot be considered a yield or income on the investment. Payments to a shareholder in excess of distributions of investment income will constitute a return of his invested principal, and the liquidation of Fund shares pursuant to this Plan is a taxable transaction which may result in gain or loss to the shareholder depending upon the cost of the shares when acquired.

              Withdrawals at the same time as regular purchases of Institutional Class shares of the Post-Retirement Fund ordinarily will not be permitted since purchases are intended to accumulate capital and the Systematic Withdrawal Plan is designed for the regular withdrawal of monies, except that a shareholder may make lump sum investments, of $5,000 or more. The Systematic Withdrawal Plan may be terminated by the shareholder, without penalty, at any time and the Trust may terminate the Plan at will. There are no contractual rights on the part of either party with respect to the Plan.


                                NET ASSET VALUE

         (See "How Each Fund's Share Price is Determined" in the
         Prospectuses)

              Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of securities of the Funds. The net asset value per share of each class of each Fund is determined once daily, Monday through Friday as of the close of regular trading on the NYSE (normally 4:00 P.M. New York City time) on each Business Day (as defined in the Prospectuses) in which there is a sufficient degree of trading in that Fund's portfolio securities that the current net asset value of that Fund's shares might be materially affected. A Fund may not determine its net asset value on any day during which its shares were not tendered for redemption and the Trust did not receive any order to purchase or sell shares of that Fund. In accordance with procedures approved by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class. The NYSE is not open for trading on weekends or on New Year's Day (January 1), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day (December 25).


             The public offering price per share of a class of a Fund is the net asset value per share of that class of that Fund next determined after receipt of an order. Orders for shares which have been received by the Trust or the Transfer Agent prior to the close of regular trading of the NYSE are confirmed at the offering price effective at the close of regular trading of the NYSE on that day, while orders received subsequent to the close of regular trading of the NYSE will be confirmed at the offering price effective at the close of regular trading of the NYSE on the next day on which the net asset value is calculated.


              Bonds and other fixed-income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

              In determining the net asset value, unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities, options on securities, futures contracts and options thereon which are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange the security is most extensively traded. Other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Valuation Committee as authorized by the Trustees.

              For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.


                               INVESTOR SERVICES

              (See "How to Buy Shares," "How to Sell Shares" and "How to Exchange Shares" in the Prospectuses.)

              The Trust offers a variety of services, described in the sections that follow, designed to meet the needs of its shareholders. The costs of providing such services are borne by the Funds.

         Automatic Investment Plan

              The Automatic Investment Plan enables shareholders to make regular (monthly or quarterly) investments of or more in shares of any of the Funds through an automatic withdrawal from a designated bank account by simply completing the Automatic Investment Plan application. Please call 1-800-223-3332 or write to WPG to receive this form. By completing the form, the shareholder authorizes the Trust's Custodian to periodically draw money from a designated bank or federal credit union account, and to invest such amounts in account(s) of the Fund(s) specified. The transaction will be automatically processed to the mutual fund account on or about the first business day of the month or quarter designated.

              Please be aware that: (1) the Automatic Investment Plan privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Custodian is under no obligation to notify the shareholder as to the non-payment of any check, and (3) this service may be modified or discontinued by the Custodian upon thirty (30) days' written notice prior to any payment date, or may be discontinued by you by written notice to TSSG, at least ten (10) days before the next payment date.

         Prototype Retirement Plan for Employers and Self-Employed
         Individuals

              Prototype retirement plans (the "Retirement Plan") are available for those entities or self-employed individuals who wish to purchase shares of a Fund in connection with a money purchase plan or a profit sharing plan maintained by their employer. The Retirement Plans were designed to conform to the requirements of the Code and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Retirement Plans received opinion letters from the Internal Revenue Service (the "IRS") on March 29, 1990 that the form of the Retirement Plans is acceptable under Section 401 of the Code.


              Annual tax-deductible contributions to the Retirement Plan may be made up to the lesser of $30,000 or 25% of the participant's earned income (disregarding any compensation in excess of $160,000 (as adjusted by the IRS for inflation). Under the terms of the Retirement Plan, contributions by or on behalf of participants may be invested in a Fund with the designated custodian under the Retirement Plan (the "Retirement Plan's Custodian"). Investment in other mutual funds advised by the Adviser or one of its affiliates may also be available. Employers adopting the Retirement Plan may elect either that a participant shall specify the investments to be made with contributions by or on behalf of such participant or that the employer shall specify the investments to be made with all such contributions. Since no Fund is intended as a complete investment program it is important, in connection with such election, that employers give careful consideration to the fiduciary obligation requirements of ERISA.


              All dividends and distributions received by the Retirement Plan's Custodian on the Funds' shares held by the Plan's Custodian will be reinvested in the applicable Fund's shares of the same class at net asset value. Distributions of benefits to participants, when made, will be paid first in cash, to the extent that any amount credited to a participant's account is not invested in the applicable Fund's shares and then in full Fund shares of the applicable class (and cash in lieu of fractional shares).

              Boston Safe Deposit and Trust Company serves as the Retirement Plan's Custodian under a Custodial Agreement. Custodian fees which are payable by the employer to the Retirement Plan's Custodian under such Custodial Agreement are a $10 application fee for processing the Retirement Plan application, an annual maintenance fee of $15 per participant, and a distribution fee of $10 for each distribution from a participant's account. Such fees may be altered from time to time by agreement of the employer and the Retirement Plan's Custodian. For further details see the terms of the Retirement Plan which are available from the Trust.

              Distributions must be made pursuant to the terms of the Retirement Plan and generally may not commence before retirement, disability, death, termination of employment, or termination of the Retirement Plan and must commence no later than April 1 of the year following the year in which the participant attains age 70 (the "required beginning date"). Distributions are taxed as ordinary income when received, except the portion, if any, considered a return of a participant's nondeductible contributions. Certain distributions before age 59 may be subject to a 10% nondeductible penalty on the taxable portion of the distribution. Failure to make minimum required distributions by the required beginning date may be subject to a 50% excise tax.

              It should be noted that the Retirement Plan is a retirement investment program involving commitments covering future years. In deciding whether to utilize the Retirement Plan, it is important that the employer consider his or her needs and those of the Retirement Plan participants and whether the investment objectives of the Funds are likely to fulfill such needs. Termination or curtailment of the Retirement Plan for other than business reasons within a few years after its adoption may result in adverse tax consequences.

              Employers who contemplate adoption of the Retirement Plan should consult an attorney or financial adviser regarding all aspects of the

         Retirement Plan as a retirement plan vehicle (including fiduciary obligations under ERISA).

         Individual Retirement Account


             Persons with earned income, whether or not they are active participants in a pension, profit-sharing or stock bonus plan described in Code 401(a), Federal, state or local pension plan, an annuity plan described in Code 403(a), an annuity contract or custodial account described in Code 403(b), a simplified employee pension plan described in Code 408(k), or a trust described in Code 501(c)(18) ("active participant"), generally are eligible to establish an Individual Retirement Account ("IRA"). An individual may make a deductible contribution to an IRA only if (i) neither the individual nor his or her spouse (unless living apart for the entire year and filing separate returns) is an active participant, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,0000). However, an individual who is not permitted to make a deductible contribution to an IRA for a taxable year may nonetheless make annual nondeductible contributions to an IRA up to the lesser of 100% of the individual's earned income or $2,000 to an IRA (up to $4,000 to IRAs for an individual and his or her spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


              Withdrawals from the IRA (other than the portion treated as a return of nondeductible contributions) are taxed as ordinary income when received, may be made without penalty after the participant reaches age 59 and must commence no later than the required beginning date (see discussion of "Prototype Retirement Plans" above). Withdrawals before age 59 may involve the payment of a 10% nondeductible penalty on the taxable portion of the amount withdrawn. The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. All dividends and distributions on shares of a Fund held in IRA accounts are reinvested in full and fractional shares of the same class of the same Fund and are not subject to federal income tax until withdrawn from the IRA. Investors should consult their tax advisers for further tax information, including information with respect to the imposition of state and local income taxes and the effects of tax law changes.

              The Trust has arranged for Boston Safe Deposit and Trust Company to furnish the required custodial services for IRAs using any of the Fund's shares as the underlying investment. The Bank will charge an acceptance fee of $10 for each new IRA and an annual maintenance fee of $15 for each year that an IRA is in existence. There is a $10 fee for processing a premature distribution. These fees will be deducted from the IRA account and may be changed by the Plan's Custodian upon 30 days' prior notice.

              To establish an IRA for investment in a Fund, an investor must complete an application and a custodial agreement on IRS Form 5305-A (which has been supplemented to provide certain additional custodial provisions) and must make an initial cash contribution to the IRA, subject to the limitation on contributions described above. Pursuant to IRS regulations, an investor may for seven days following establishment of an IRA revoke the IRA. Detailed information on IRAs, together with the necessary form of application and custodial agreement, is available from the Trust and should be studied carefully by persons interested in utilizing a Fund for IRA investments. Such persons should also consult their own advisers regarding all aspects of the Funds as an appropriate IRA investment vehicle.

         Simplified Employee Pension Plans (SEP-IRA)


             A simplified employee pension (SEP) allows an employer to make contributions toward his or her own (if a self-employed individual) and his or her employees' retirement and, for certain SEPs established prior to 1997, may permit the employees to make elective deferrals by salary reduction. A SEP requires an Individual Retirement Account (a SEP-IRA) to be established for each "qualifying employee," although the employer may include additional employees if it wishes. A qualifying employee is one who: (a) is at least age 21, (b) has worked for the employer during at least 3 of 5 years immediately preceding the tax year, and (c) has received at least $400 (as indexed for inflation) in compensation in the tax year.


              An employer is not required to make any contribution to the SEP-IRA. However, if the employer does make a contribution, the contribution must be based on a written allocation formula and must not discriminate in favor of highly compensated employees, as defined in Code Section 414(q). The employer may make annual contributions on behalf of each qualifying employee, provided that the contributions, when combined with the employee's elective deferrals, do not exceed 15% of the employee's compensation or $30,000, whichever is less.


             A SEP-IRA that is part of a SEP established before 1997 may include a salary reduction arrangement under which the employee can choose to have the employer make contributions ("elective deferrals") to his or her SEP-IRA out of his or her salary. However, employees may make elective deferrals only if (i) at least 50% of the employer's eligible employees choose elective deferrals; (ii) the employer did not have more than 25 eligible employees at any time during the preceding year; and (iii) the amount deferred each year by each eligible highly compensated employee as a percentage of pay is no more than 125% of the average deferral percentage of all other eligible employees. An elective deferral arrangement is not available for a SEP maintained by a state or local government, or any of their political subdivisions, agencies, or instrumentalities, or to exempt organizations.


              In general, the total income which an employee can defer under a salary reduction arrangement included in a SEP and certain other elective deferral arrangements is limited to $9,240 (indexed annually for inflation). This dollar limit applies only to the elective deferrals, not to any contributions from employer funds. The Code may require that contributions be further limited to prevent discrimination in favor of highly compensated employees. An employee may also make regular IRA contributions to his or her SEP-IRA (see discussion of IRAs, above).

              Under the terms of the SEP-IRA, contributions by or on behalf of participants may be invested in shares of the Funds (or shares of other funds designated by the Adviser as eligible investments), as specified by the participant. All dividends and distributions on shares held in SEP-IRAs are reinvested in full and fractional shares of the same class of the same Fund. Since no Fund is intended as a complete investment program it is important, in connection with the adoption of a SEP-IRA, that employers give careful consideration to the fiduciary obligation requirements of ERISA, particularly those pertaining to diversification of investments.

              Withdrawals before age 59 may involve the payment of a 10% nondeductible penalty on the amount withdrawn. Withdrawals must commence no later than the required beginning date (see discussions of "Prototype Retirement Plans" above). The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. Contributions to a SEP-IRA by an employer are excluded from the employee's income rather than deducted from it. Elective deferrals made to an employee's SEP-IRA generally are excluded from his income in the year of deferral, but are included in wages for social security (FICA) and unemployment (FUTA) tax purposes. However, if the employee makes regular IRA contributions to his SEP-IRA (other than elective deferrals), he can deduct them the same way as contributions to a regular IRA, up to the amount of his deduction limit. Investors should consult their tax advisers for further tax information including information with respect to the imposition of state and local income taxes and the effects of tax law changes.

              The Fund has arranged for Boston Safe Deposit and Trust Company to furnish the required custodial services for SEP-IRAs using the Funds as the underlying investment. Boston Safe Deposit and Trust Company will charge an acceptance fee of $10 for each new SEP-IRA and an annual maintenance fee of $15 for each year that a SEP-IRA is in existence. There is a $10 fee for each premature distribution. These fees will be deducted from the SEP-IRA account and may be changed by the Custodian upon 30 days' prior written notice.


             To establish a SEP-IRA, an employer and employee should complete the WPG IRA application materials, as well as IRS Form 5305-SEP. Pursuant to IRS regulations, an investor may for seven days following establishment of a SEP-IRA revoke the SEP-IRA. Detailed information on SEP-IRAs, together with the necessary form of application and custodial agreement, is available from the Fund and should be studied carefully by persons interested in utilizing the Fund for SEP-IRA investments. Such persons should also consult their own advisers regarding all aspects of the Fund as an appropriate SEP-IRA investment vehicle.

             Effective for plan years after 1996, an employer may establish a SIMPLE retirement plan under new Section 408(p) of the Code. Under such plan, the employer may make contributions to individual retirement accounts established for each employee. Such individual retirement accounts must, by their terms, be limited to contributions under a SIMPLE retirement program. THE WEISS, PECK & GREER IRA IS NOT SO LIMITED AND MAY NOT BE USED TO FUND A SIMPLE RETIREMENT PROGRAM.



                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

              Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for federal income tax purposes.

              A regulated investment company qualifying under Subchapter M of the Code is not subject to federal income tax on distributed amounts to the extent that it distributes annually its taxable and, if any, tax-exempt net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to elect and to qualify to be treated as a regulated investment company and intends to continue to so qualify for each taxable year.

              Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund derive less than 30% of its annual gross income from gains (without deduction for losses) from the sale or other disposition of any of the following held (for tax purposes) for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (not on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities and related options or futures; (c) the Fund distribute at least annually to its shareholders as dividends at least 90% of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (d) the Fund diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and
         (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

              It is expected that Separate Accounts of Participating Insurance Companies will be purchasing Institutional Class shares of the Funds. As such, each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each Separate Account and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related Separate Account, the assets of a Fund, that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the Separate Account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the Variable Contract holders other than as described in the applicable Variable Contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the Participating Insurance Company issuing the Variable Contracts.

              Unless its only shareholders are life insurance company segregated asset accounts held in connection with Variable Contracts, trusts that are described in section 401(a) of the Code and exempt from tax under section 501(a) of the Code, and investors of "seed money" not in excess of $250,000, each Fund is subject to a 4% nondeductible federal excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to shareholders during a calendar year at least 98% of the Fund's ordinary income (not including tax-exempt interest) for the calendar year, at least 98% of the excess of its capital gains over the capital losses realized during the one-year period ending October 31 during such year, as well as any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no federal income tax. Each Fund has distribution policies that should generally enable it to avoid liability for this tax.

              Net investment income for each Fund is the Fund's investment income less its expenses. Dividends from taxable net investment income and the excess, if any, of net short-term capital gain over net long-term capital loss of a Fund will be treated under the Code as ordinary income, and dividends from net long-term capital gain in excess of net short-term capital loss ("capital gain dividends") will be treated under the Code as long-term capital gain, for federal income tax purposes. These dividends are paid after taking into account, and reducing the distribution to the extent of, any available capital loss carryforwards. Distributions from a Fund's current or accumulated earnings and profits, as computed for Federal income tax purposes, will be treated as described above whether taken in shares or in cash. Certain distributions received in January may be treated as if paid by a Fund and received by a shareholder on December 31 of the prior year.

              Dividends, including capital gain dividends, paid by a Fund shortly after a shareholder's purchase of shares have the effect of reducing the net asset value per share of his shares by the amount per share of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price to the shareholder, they may be characterized as ordinary income or capital gain as described above.

              Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under
         Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or security or a substantially identical stock or security in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, whether the gain or loss is long-term or short-term depends on the holding period of the underlying stock or security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

              All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by
         Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's taxable year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss will be recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

              Because options and futures activities of a Fund may increase the amount of gains from the sale of securities or investments held or treated as held for less than three months, the Funds may have to limit their options and futures transactions in order to comply with the 30% limitation described above.

              Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

              Positions of a Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or listed nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

              These special tax rules applicable to options and futures transactions could affect the amount, timing and character of a Fund's income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

              A Fund's investment in zero coupon securities or other securities having original issue discount (or market discount, if the Fund elects to include market discount in income currently) will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules described above may also require a Fund to recognize gains without a concurrent receipt of cash. In such case, a Fund will not be able to purchase additional income producing securities with the cash generated by the sale of such securities but will be required to use such cash to make such required distributions, and its current portfolio income may ultimately be reduced accordingly. In order to distribute this income or gains, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

              The Funds may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. However, the Funds will not be eligible to pass through to shareholders any foreign tax credits or deductions for foreign taxes paid by the Funds that are not thus reduced or eliminated. Certain foreign exchange gains and losses realized by the Funds with respect to such securities or related currency transactions will generally be treated as ordinary income and losses. Certain uses of foreign currency and investments by the Funds in certain "passive foreign investment companies" may be limited in order to avoid adverse tax consequences for the Funds (or an election, if available, may be made with respect to such investments).

              Different tax treatment, including a penalty on certain distributions, excess contributions or other transactions is accorded to accounts maintained as IRAs or other retirement plans. Investors should consult their tax advisers for more information. See "Prototype Retirement Plan For Employers and Self-Employed Individuals," "Simplified Employee Pension Plans (SEP-IRA)," and "Individual Retirement Accounts."

              Redemptions, including exchanges, of shares may give rise to realized gains or losses, recognizable for tax purposes except for investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder's sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains with respect to such shares. Exchanges and withdrawals under the Systematic Withdrawal Plan are treated as redemptions for federal income tax purposes.

              The Trust is organized as a Delaware business trust, and neither the Trust nor the Funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each Fund qualifies as a regulated investment company for federal income tax purposes and satisfies certain income source requirements of Delaware law. If each Fund so qualifies and distributes all of its income and capital gains, it will also be exempt from the New York State franchise tax and the New York City general corporation tax, except for small minimum taxes.

              The foregoing discussion of U.S. federal income tax law does not address the special tax rules applicable to certain classes of investors, such as insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends.

              This discussion of the federal income tax treatment of the Funds and their distributions is based on the federal income tax law in effect as of the date of this Statement of Additional Information. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information and about the possible application of state, local and foreign taxes in light of their particular tax situations.

                              PORTFOLIO BROKERAGE

              (See "Portfolio Brokerage" in the Prospectuses.)


             It is the general policy of the Trust not to employ any broker in the purchase or sale of securities for a Fund's portfolio unless the Trust believes that the broker will obtain the best results for the Fund under the circumstances, taking into consideration such relevant factors as price, the ability of the broker to effect the transaction and the broker's facilities, reliability and financial responsibility. Commission rates, being a component of price, are considered together with such factors. Subject to the foregoing, where transactions are effected on securities exchanges, the Trust intends to employ primarily WPG as its broker. The Trust is not obligated to deal with any broker or group of brokers in the execution of transactions in portfolio securities.


              WPG acts as broker for the Funds on exchange transactions, subject, however, to the general policy of the Trust set forth above and the procedures adopted by the Trustees. Commissions paid to WPG must be at least as favorable as those believed to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange. A transaction is not placed with WPG if a Fund would have to pay a commission rate less favorable than WPG's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which WPG acts as a clearing broker for another brokerage firm, and any customers of WPG determined by a majority of the Independent Trustees not to be comparable to the Funds. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Independent Trustees, exceptions may be made. Since WPG has, as investment adviser to the Funds, the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by WPG as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

              The commission rate on all exchange orders is subject to negotiation. Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by the Trust to an affiliated person, such as WPG, acting as broker in connection with transactions effected on a securities exchange. The Trustees, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 thereunder to ensure a broker's commission that is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time ...."
         Rule 17e-1 also requires the Trustees, including a majority of the Independent Trustees, to adopt procedures reasonably designed to provide that the commission paid is consistent with the above standard, review those procedures at least annually to determine that they continue to be appropriate and determine at least quarterly that transactions have been effected in compliance with those procedures. The Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures designed to comply with the requirements of Rule 17e-1.

              In selecting brokers other than WPG to effect transactions on securities exchanges, the Trust considers the factors set forth in the first paragraph under this heading and any investment products or services provided by such brokers, subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Section 28(e) specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest rate available. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion." Accordingly, if the Trust determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research products and services provided by such broker, the Trust may pay commissions to such broker in an amount greater than the amount another firm might charge. Research products and services provided to the Trust include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses) providing lawful and appropriate assistance to WPG (and its subsidiaries) in the performance of their decision-making responsibilities.

              Each year, the Adviser considers the amount and nature of the research products and services provided by other brokers as well as the extent to which such products and services are relied upon, and attempts to allocate a portion of the brokerage business of their clients, such as the Trust, on the basis of that consideration. In addition, brokers sometimes suggest a level of business they would like to receive in return for the various services they provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions, because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker excluded from receiving business because it has not been identified as providing research services. As permitted by Section 28(e), the investment information received from other brokers may be used by WPG (and its subsidiaries) in servicing all its accounts and not all such information may be used by WPG, in its capacity as the Adviser, in connection with the Trust. Nonetheless, the Trust believes that such investment information provides the Trust with benefits by supplementing the research otherwise available to the Trust.

              As set forth above, the Trust employs WPG, a member firm of the NYSE, as its principal broker on U.S. exchange transactions. Section 11(a) of the Exchange Act provides that a member firm of a national securities exchange (such as WPG) may not effect transactions on such exchange for the account of an investment company (such as the Trust) of which the member firm or its affiliate (such as the Adviser) is the investment adviser unless certain conditions are met. These conditions require that the investment company authorize the practice and that the investment company receive from the member firm at least annually a statement of all commissions paid in connection with such transactions. WPG's transactions on behalf of the Funds are effected in compliance with these conditions.

              WPG furnishes to the Trust at least quarterly a statement setting forth the total amount of all compensation retained by WPG or any associated person of WPG in connection with effecting transactions for the account of the Trust, and the Trustees of the Trust review and approve all the Trust's portfolio transactions and the compensation received by WPG in connection therewith.

              WPG does not knowingly participate in commissions paid by the Trust to other brokers or dealers and does not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event WPG at any time learns that it has knowingly received reciprocal business, it will so inform the Trustees.

              To the extent that WPG receives brokerage commissions on Trust portfolio transactions, officers and Trustees of the Trust who are also principals in WPG may receive indirect compensation from the Trust through their participation in such brokerage commissions.

              In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Adviser. Investment decisions for a Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds. When appropriate, orders for the account of the Funds are combined with orders for other investment companies or other clients advised by WPG in order to obtain a more favorable commission rate. When the same security is purchased for a Fund and one or more other funds or other clients on the same day, each party pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

              The U.S. Government and debt securities in which the Funds invest are traded primarily in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, affiliated persons of the Trust, including WPG, may not serve as the Trust's dealer in connection with such transactions. However, affiliated persons of the Trust may serve as its broker in transactions conducted on an exchange or over-the-counter transactions conducted on an agency basis. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

              Subject to the supervision of the Trustees, all investment decisions of the Trust are executed through WPG's trading department.


                                                 BROKERAGE COMMISSIONS

                                                                                                 PERCENTAGE OF
                                                                                                 AGGREGATE DOLLAR
                                                                                                   AMOUNT OF
                                                                                                  TRANSACTIONS
                                                                                                  INVOLVING THE
                                                                          PERCENTAGE OF            PAYMENT OF
                                                                            AGGREGATE              COMMISSIONS
                                             AGGREGATE BROKERAGE           COMMISSIONS          EFFECTED THROUGH
                                                 COMMISSIONS               PAID TO WPG                WPG
                                             -------------------          -------------         ----------------

FUND                                    1994       1995         1996       DURING 1996          DURING 1996
----                                    ----       ----         ----       -----------          -----------
Long-Term Retirement Fund                N/A        N/A         $846           97%                  97%
Medium-Term Retirement Fund              N/A        N/A        2,094           99%                  99%
Short-Term Retirement Fund               N/A        N/A        2,056           97%                  99%
Core Large-Cap Stock Fund                N/A        N/A        1,651           99%                  99%
Core Small-Cap Stock Fund                N/A        N/A        2,387          100%                  100%

             The foregoing amounts do not include any profits of losses realized by brokers or dealers on "net" transactions for the account of any Fund (such as transactions in U.S. Government securities and transactions executed through market makers and in the third market).



                               PORTFOLIO TURNOVER


             See "Financial Highlights" and "Risk Considerations and Other Investment Practices and Policies -- Portfolio Turnover" in the Prospectus.


              The annual portfolio turnover rate of a Fund is calculated by dividing the lesser of the purchase or sales of a Fund's portfolio securities for the year by the monthly average of the value of the portfolio securities owned by that Fund during the year. The monthly average is calculated by totalling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by
         13. In determining portfolio turnover, securities (including options) which have maturities at the time of acquisition of one year or less ("short-term securities"), are excluded. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs which the Trust must pay and the possibility of more short-term gains which may increase the difficulty of qualifying as a regulated investment company.

              To the extent that their portfolios are traded for short-term market considerations and exceeds 100%, the annual portfolio turnover rate of the Funds could be higher than most mutual funds. None of the Funds will engage in short-term trading to an extent which would disqualify them as regulated investment companies under Subchapter M of the Code.

                                  ORGANIZATION

         (See "Management of the Funds" and "The Trust" in the Prospectuses.)

              As a Delaware business trust, the Trust's operations are governed by its Agreement and Declaration of Trust dated June 21, 1995 (the "Declaration of Trust"). A copy of the Trust's Certificate of Trust, also dated June 21, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust's Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.

              To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of lability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

              The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

              Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

              Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held or one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable class of the applicable Fund).

              As it is expected that Separate Accounts of Participating Insurance Companies will be purchasing Institutional Class shares of each of the Funds, it should be noted that the rights, if any, of Variable Contract holders to vote the Institutional Class shares of a Fund beneficially owned by such Variable Contract holders are governed by the relevant Variable Contract.

              Pursuant to the Declaration of Trust, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the existing six Funds. As of the date of this Statement of Additional Information, the Board does not have any plan to establish another series of shares in the Trust.

              Pursuant to the Declaration of Trust, the Board may establish and issue multiple classes of shares for each Fund. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares for each series, designated Adviser Class and Institutional Class. See "The Trust" in the Prospectuses for a detailed description of the respective rights of the two classes of shares. The Trustees do not have any plan to establish additional classes of shares for any Fund.

              Each share of each class of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund which are attributable to such class as are declared in the discretion of the Board. In the event of the liquidation or dissolution of the Trust, shares of each class of each Fund are entitled to receive their proportionate share of the assets which are attributable to such class of such Fund and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

              Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize any Fund to so invest its assets.

              "Tomorrow Funds Retirement Trust" is the designation of the Trust for the time being under the Declaration of Trust, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund. Since the Funds use combined prospectuses, however, it is possible that one Fund might become liable for a misstatement or omission in its prospectus regarding the other Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectuses.

                                   CUSTODIAN

              The Custodian for the Trust is Boston Safe Deposit and Trust Company at One Exchange Place, Boston, Massachusetts 02109. In its capacity as Custodian, Boston Safe Deposit and Trust Company performs all accounting services, holds the assets of the Trust and is responsible for calculating the net asset value per share.


                                 TRANSFER AGENT


             First Data Investor Services Group, Inc. acts as transfer agent for the Trust and, in such capacity, processes purchases, transfers and redemptions of shares, acts as dividend disbursing agent, and maintains records and handles correspondence with respect to shareholder accounts.




                                  LEGAL COUNSEL

             Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, serves as legal counsel to the Trust.




                 FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS


             KPMG Peat Marwick LLP ("KPMG"), 345 Park Avenue, New York, New York 10154, are the independent auditors for the Trust. Professional services performed by KPMG include audits of the financial statements of the Trust, consultation on financial, accounting and reporting matters, review and consultation regarding various filings with the SEC and attendance at the meetings of the Audit Committee and Board of Trustees. KPMG also performs other professional services for the Trust including preparation of income tax returns of the Funds. Each Fund's audited financial statements and related report of KPMG, independent auditors, included in the Annual Report to Shareholders of the Funds for the year ended December 31, 1996, is attached hereto and hereby incorporated by reference into this Statement of Additional Information.

                                    APPENDIX

         Description of Bond Ratings Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Moody's also provides credit ratings for preferred stocks. It should be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

         baa: An issue which is rated "baa" is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

              Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short term issue having a demand feature (i.e. payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

              Moody's also provides credit ratings for tax-exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

         Standard & Poor's Ratings Group

         AAA: Bonds rated AAA have the higher rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

              S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

              Commercial paper rated A-2 or better by S&P is described as having a very strong degree of safety regarding timeliness and capacity to repay. Additionally, as a precondition for receiving an S&P commercial paper rating, a bank credit line and/or liquid assets must be present to cover the amount of commercial paper outstanding at all times.

              The Moody's Prime-2 rating and above indicates a strong capacity for repayment of short-term promissory obligations.

                                    GLOSSARY

         Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

         Certificates of Deposit: Negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

         Bankers' Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

         Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

         Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

                                 TOMORROW FUNDS
                                RETIREMENT TRUST

                         A Lifecycle Retirement Program



                                 Annual Report
                               DECEMBER 31, 1996




                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                      TOMORROW SHORT-TERM RETIREMENT FUND
                           CORE LARGE-CAP STOCK FUND
                           CORE SMALL-CAP STOCK FUND

TOMORROW FUNDS RETIREMENT TRUST

Table of Contents





     Chairman's Letter ................................ 1
     Average Annual Total Return ...................... 2
     Ten Largest Holdings  ............................ 5
     Schedules of Investments
          Core Large Cap Stock Fund...................  6
          Core Small Cap Stock Fund...................  9
          Tomorrow Long-Term Retirement Fund.......... 14
          Tomorrow Medium-Term Retirement Fund ....... 23
          Tomorrow Short-Term Retirement Fund ........ 31
     Statements of Assets and Liabilities............  38
     Statements of Operations .......................  39
     Statements of Changes in Net Assets ............  40
     Notes to Financial Statements ..................  41
     Financial Highlights ...........................  47
     Independent Auditor's Report....................  48

DEAR SHAREHOLDER:

  Continued low inflation, a cooling economy (3rd quarter growth of 2.0%), declining interest rates, and healthy profit margins set the stage for yet another strong increase in the market in the 4th quarter of 1996.

  Record cash flows into equity mutual funds helped November's 7.6% rise in the S&P 500 replace September's 5.6% gain as the strongest monthly performance since December 1991. The market's fourth quarter return of 8.4% was the eighth straight 3% or greater quarterly gain. Since January 1995, the S&P 500 has returned an astonishing 68.9%.

  In December cautionary comments on the current bull market by Fed Chairman Greenspan tempered to some degree the prevailing market optimism, and resulted in an increase in market volatility similar to what we saw in July.

  Since their inception in March 1996 the Tomorrow Short Term, Medium Term and Long Term Retirement Funds have performed slightly below their benchmark allocations of fixed income, domestic and international equities. The Core Small Cap Fund had a very strong 1996, outperforming its benchmark, the Russell 2000, by over four percentage points. Since its inception in February 1996, the Core Large Cap Fund slightly underperformed the S&P 500.

  The Tomorrow Funds utilize a highly structured quantitative process in the domestic equity allocations. The objective of the process is to maximize return while minimizing investment risk as well as style and capitalization drift. Historically, this risk-averse strategy has fared well relative to the markets over a market cycle, and has underperformed when stock prices rise sharply. Given the powerful up market of 1995-96, the slight underperformance of the Funds is consistent with our long term goal of reducing risk.

  Weiss, Peck & Greer is committed to helping you invest wisely prior to and during your retirement. The Tomorrow Retirement Funds were created to simplify investment decision making and help you enjoy today. We wish you and your family a happy, healthy and prosperous 1997.

                                              Sincerely,




                                              /s/ Roger J. Weiss
                                              Roger J. Weiss
                                              Chairman of the Board
                                              January 15, 1997

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

CORE LARGE-CAP
The Tomorrow Fund Large-Cap portfolio underperformed the S&P 500 in 1996 with a return of 15.4% as compared to the index's return of 16.9% over the same period.

This year's extended and unusually powerful run in the market, coming at the end of a long economic cycle, was an inhospitable environment for the Fund's risk control strategy. The strongly defensive character of the strategy caused the risk controlled portfolio to lag its benchmark during this extended run.

[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                     operations) through December 31, 1996




CORE LARGE-CAP.....................   15.35
S&p 500............................   16.39%



CORE SMALL-CAP
The Tomorrow Fund Small-Cap portfolio outperformed the Russell 2000 in 1996 with a 17.7% return vs. the benchmark's 13.6% return.

The Fund uses a highly quantitative strategy that focuses on minimizing the total risk of the investment portfolio. In 1996 this focus resulted in a value tilt to the portfolio as well as concentrations in the real property and mortgage industries. The strong performance of the financial sector in conjunction with small cap value stocks outperforming growth in 1996, were the primary contributors to the Fund's strong performance relative to the Russell 2000.


[Graph shown here]

                          Average Annual Total Return
                (for the period February 6, 1996 (commencement of
                      operations) through December 31, 1996




CORE SMALL-CAP.....................   17.70%
S&P 500............................   13.63%

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return

LONG, MEDIUM & SHORT TERM
TOMORROW FUNDS

In 1996 the Adviser class of each Tomorrow Life Cycle Fund, which consist of a blended allocation of domestic and international equities and fixed income instruments, underperformed their respective benchmarks by an average of 1.8%. Performance for the Institutional class will vary from the Adviser class due to differences in expenses charged to their class.

The domestic equity portfolios comprise the largest allocation in the Life Cycle Tomorrow Funds. These portfolios utilize the same risk control strategy employed in the Large and Small Cap Tomorrow Funds. This risk-averse strategy has historically performed well relative to the markets over a market cycle and have underperformed in sharply rising markets. Given the powerful up market of 1995-1996 the underperformance in the Funds is consistent with our long term goal of reducing volatility.


[Graph shown here]

                          Average Annual Total Return
                      (Inception through December 31, 1996)




TOMORROW LONG-TERM
   (Adviser Class)...............    9.08+
   (Institutional Class).........    9.03%++
Tomorrow Long-Term Benchmark.....   11.00%



[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW MEDIUM-TERM
   (Adviser Class)...............    8.89+
   (Institutional Class).........    8.54%++
Tomorrow Long-Term Benchmark.....   10.53%




[Graph shown here]
                         Average Annual Total Return
                      (Inception through December 31, 1996)



TOMORROW SHORT-TERM
   (Adviser Class)...............    8.54+
   (Institutional Class).........    8.23%++
Tomorrow Long-Term Benchmark.....   10.39%

+  Inception March 7, 1996.
++ Inception April 2, 1996.

TOMORROW FUNDS RETIREMENT TRUST

Average Annual Total Return


Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurement of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $200 million. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.

The benchmarks used by the Long-Term Retirement Fund, Medium-Term Retirement Fund and Short-Term Retirement Fund are each comprised of an allocated portion of several of the above mentioned indices. The allocated portions are as follows:


                                        Long-    Medium-  Short
                                        Term     Term     Term

         S&P 500                        30%      35%      40%
         S&P 400 MidCap                 20%      15%      10%
         Russell 2000 Growth            25%      15%      10%
         Lehman Government Corporate    20%      30%      40%
         EAFE                            5%       5%       0%



TOMORROW FUNDS RETIREMENT TRUST

Ten Largest Holdings at December 31, 1996*




                                                 Market        Percent
Core Large-Cap                                   Value         of Fund

Exxon Corp...................................    $64,680          4.1%
Royal Dutch Petroleum Co ADR.................     47,298          3.0%
Standard & Poor's Depositary
    Receipt..................................     44,362          2.8%
Lilly Eli  & Co..............................     29,492          1.9%
Mobil Corp...................................     28,362          1.8%
GTE Corp.....................................     26,481          1.7%
Bristol-Myers Squibb Co......................     26,426          1.7%
Eastman Kodak Co.............................     25,038          1.6%
International Business Machines
     Corp....................................     23,707          1.5%
Amoco Corp...................................     23,579          1.5%
                                                $339,425         21.6%


                                                  Market        Percent
Core Small-Cap                                    Value         of Fund

BRE Properties Inc...........................    $10,568          0.5%
Home Beneficial Corp.........................      6,780          0.4%
Financial Trust Corp.........................      6,699          0.4%
IWC Resources Corp...........................      6,567          0.3%
Citizens Bancorp Maryland..................        6,200          0.3%
Boole & Babbage Inc..........................      6,025          0.3%
Ekco Group Inc...............................      5,998          0.3%
Liberty Bancorp Inc..........................      5,920          0.3%
SPX Corp.....................................      5,890          0.3%
Interstate Bakeries Corp.....................      5,846          0.3%
                                                 $66,493          3.4%




Long-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $120,187          9.5%
US Treasury Note
    6.500%, Due 8/15/05......................     98,628          7.8%
Exxon Corp ..................................     91,140          7.2%
Standard & Poor's Depositary
   Receipt...................................     57,302          4.6%
BT EAFE Equity Index Fund....................     53,861          4.3%
US Treasury Bond
    6.875%, Due 8/15/25......................     35,689          2.8%
U.S. Robotics Corp ..........................     23,040          1.8%
Amgen Inc ...................................     18,542          1.5%
State Auto Financial Corp ...................     18,486          1.5%
Sprint Corp..................................     18,343          1.5%
                                                $535,218         42.5%


Medium-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $501,606         13.6%
US Treasury Note
    6.500%, Due 8/15/05......................    425,711         11.6%
Standard & Poor's Depositary
    Receipt..................................    177,450          4.8%
US Treasury Bond
    6.875%, Due 8/15/25......................    161,111          4.4%
BT EAFE Equity Index Fund....................    144,849          3.9%
Exxon Corp...................................     53,214          1.4%
May Department Stores Co.....................     39,083          1.1%
Kimberly-Clark Corp .........................     37,243          1.0%
Royal Dutch Petroleum Co ADR ................     36,882          1.0%
Viacom Inc Cl B .............................     35,433          1.0%
                                              $1,612,582         43.8%


Short-Term Retirement

US Treasury Note
    5.500%, Due 11/15/98.....................   $880,046         18.5%
US Treasury Note
    6.500%, Due 8/15/05......................    743,737         15.6%
US Treasury Bond
    6.875%, Due 8/15/25......................    275,316          5.8%
Standard & Poor's Depositary
    Receipt..................................    221,813          4.7%
Royal Dutch Petroleum Co ADR ................    126,013          2.6%
Exxon Corp...................................     91,140          1.9%
GTE Corp ....................................     84,766          1.8%
Pharmacia & Upjohn Inc ......................     75,169          1.6%
Mobil Corp ..................................     73,350          1.5%
Chevron Corp ................................     71,825          1.5%
                                              $2,643,175         55.5%


 * The composition of the largest securities in each porfolio is subje


TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996


   Number
 of Shares                      Security                        Value


                            Core Large-Cap Stock Fund


              COMMON STOCKS (96.6%)
              Basic Materials (9.3%)
        185   Dow Chemical Co .............................       $14,499
        360   Barrick Gold Corp ...........................        10,305
        235   Monsanto Co .................................         9,136
        117   PPG Industries Inc. .........................         6,567
        274   Placer Dome Inc ADR .........................         5,960
         88   Phelps Dodge Corp ...........................         5,940
         82   Pioneer Hi Bred International ...............         5,740
        117   Great Lakes Chemical Corp. ..................         5,470
        105   W.R. Grace & Co..............................         5,434
        105   International Flavors &
                 Fragrances Inc ...........................         4,725
        144   Inco Ltd ....................................         4,590
         99   Newmont Mining Corp .........................         4,430
         48   Rohm & Haas Co ..............................         3,918
         66   Reynolds Metals Co ..........................         3,720
        194   Engelhard Corp ..............................         3,710
        110   James River Corp of Virginia ................         3,644
        114   USX US Steel Group ..........................         3,577
         61   Temple Inland Inc ...........................         3,302
         64   Nucor Corp ..................................         3,264
         79   International Paper Co. .....................         3,190
        133   Cyprus Amax Minerals Co. ....................         3,109
         47   Sigma Aldrich Corp ..........................         2,935
        188   Homestake Mining Co .........................         2,679
         80   Boise Cascade Corp ..........................         2,540
         46   Union Camp Corp .............................         2,197
        224  +Bethlehem Steel Corp. .......................         2,016
         70   Westvaco Corp................................         2,013
         86   Allegheny Teledyne Inc ......................         1,978
         51   Bemis Inc ...................................         1,881
        103   Worthington Industries.......................         1,867
         92   Inland Steel Industries Inc .................         1,840
         25  +FMC Corp ....................................         1,753
        231   Echo Bay Mines Ltd ..........................         1,530
         37   BF Goodrich Co...............................         1,499
        100   Stone Container Corp ........................         1,487
         36   Ecolab Inc ..................................         1,354
         35   Nalco Chemical Co ...........................         1,264
        159  +Armco Inc ...................................           656
         13   Potlach Corp ................................           559
                                                                 --------
                                                                  146,278
                                                                 --------
              Capital Goods (12.2%)
        216   Boeing Co ...................................        22,977
        222   Minnesota Mining &
                 Manufacturing Co .........................        18,398
        222   McDonnell Douglas Corp ......................        14,208
        204  +Rockwell International.......................        12,418
        124   Emerson Electric Co. ........................        11,997

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        204   Corning Inc .................................        $9,435
        405   Westinghouse Electric Corp ..................         8,049
        107   Honeywell Inc. ..............................         7,035
        110   Fluor Corp ..................................         6,902
         89   Eaton Corp ..................................         6,208
        105   Crown Cork & Seal Inc .......................         5,709
        114   Cooper Industries ...........................         4,802
         89   Tyco International Ltd ......................         4,706
         47   Textron Inc .................................         4,430
         76   Alco Standard Corp ..........................         3,924
         91   Parker Hannifin Corp ........................         3,526
         42   Northrop Grumman Corp .......................         3,476
         62   Dover Corp ..................................         3,115
        118   Pall Corp ...................................         3,009
        120   PP & L Resources Inc ........................         2,760
         34   Raychem Corp.................................         2,724
         55   Harnischfeger Industries Inc. ...............         2,647
         36   General Dynamics ............................         2,538
         30   Grainger WW Inc .............................         2,408
         58   Millipore Corp ..............................         2,400
        205   Laidlaw Inc Cl B.............................         2,358
         46   Cummins Engine Inc ..........................         2,116
         80   Moore Corp Ltd ..............................         1,630
         44   Avery Dennison Corp .........................         1,556
         35   General Signal Corp .........................         1,496
         78   McDermott International Inc .................         1,297
         57   Cincinnati Milacron Inc .....................         1,247
         47   Ball Corp ...................................         1,222
         27   Briggs & Stratton Corp ......................         1,188
         40   Crane Co ....................................         1,160
         29   Trinova Corp ................................         1,055
         28   National Services Industries Inc ............         1,046
         23   Thomas & Betts Corp .........................         1,021
         43   Premark International........................           957
         98  +Navistar International Corp .................           894
         14   Timken Co. ..................................           642
         42   Giddings & Lewis Inc. .......................           541
          6   NACCO Industries Inc Cl A ...................           321
                                                                 --------
                                                                  191,548
                                                                 --------
              Communication Services (3.1%)
        582   GTE Corp.....................................        26,481
        326   US West Inc .................................        10,513
        171   Sprint Corp .................................         6,818
        163   ALLTEL Corp .................................         5,114
                                                                 --------
                                                                   48,926
                                                                 --------
              Consumer Cyclical (12.4%)
        312   Eastman Kodak Co ............................        25,038
        237   May Department Stores Co ....................        11,080
        378   Dun & Bradstreet Corp .......................         8,978


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        382   The Limited Inc .............................        $7,019
        225   Gap Inc. ....................................         6,778
         89   Gannet Inc ..................................         6,664
        240   Mattel Inc...................................         6,660
        156   Dayton Hudson Corp ..........................         6,123
        170   Masco Corp ..................................         6,120
        153   Service Corp International ..................         4,284
         96   Tandy Corp...................................         4,224
        136   Dillard Department Stores ...................         4,199
        106   New York Times Co Cl A ......................         4,028
         90   Genuine Parts Co ............................         4,016
         83   Interpublic Group of Cos Inc ................         3,942
        375  +K mart Stores ...............................         3,891
         81   Harcourt General Inc.........................         3,736
        109   Dow Jones & Co Inc ..........................         3,692
        113   Black & Decker Corp..........................         3,404
         98   Cognizant Corp ..............................         3,234
         70   McGraw-Hill Cos Inc .........................         3,229
         64   TRW Inc. ....................................         3,168
         71   Owens Corning ...............................         3,026
         94   Echlin Inc. .................................         2,973
         67   Polaroid Corp ...............................         2,914
         42   VF Corp .....................................         2,835
         40   Armstrong World Industries Inc...............         2,780
        139   Cooper Tire & Rubber ........................         2,745
         65   Reebok International Ltd ....................         2,730
        135   Maytag Corp .................................         2,666
         69   Liz Claiborne Inc. ..........................         2,665
         63   Hasbro Inc ..................................         2,449
         31   Tribune Co. .................................         2,445
         80   Circuit City Store Inc ......................         2,410
         43   Sherwin-Williams Co. ........................         2,408
         61   Knight- Ridder Inc ..........................         2,333
        106  +Woolworth Corp ..............................         2,319
         77   American Greetings-Cl A .....................         2,185
         52  +Fruit of the Loom Inc .......................         1,969
         71   Stanley Works ...............................         1,917
         37   Mercantile Stores ...........................         1,827
        102   Viad Corp ...................................         1,683
         35   TJX Cos Inc..................................         1,658
         71   Ogden Corp ..................................         1,331
         60   Jostens Inc .................................         1,268
         34   Snap-On Inc .................................         1,211
         40   Russell Corp ................................         1,190
         28  +Payless ShoeSource Inc ......................         1,050
         20   Springs Industries Inc ......................           860
         16   Meredith Corp ...............................           844
         54   Stride Rite Corp ............................           540
         32  +ACNielsen Corp ..............................           484
         22   Outboard Marine Inc. ........................           363
          9  +Footstar Inc ................................           224
                                                                 --------
                                                                  193,809
                                                                 --------
   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


              Consumer Staples (13.1%)
        101   Unilever NV ADR .............................       $17,700
        212   Walt Disney Co ..............................        14,761
        398  +Viacom Inc Cl  B ............................        13,880
        205   Kellogg Co ..................................        13,453
        309   Heinz H J Co ................................        11,124
        483   Archer Daniels Midland Co....................        10,626
        254   Anheuser- Busch Cos Inc. ....................        10,160
        118   Ralston Purina Co ...........................         8,658
        165   Conagra Inc .................................         8,209
         87   Colgate-Palmolive Co ........................         8,026
        102   CPC International Inc. ......................         7,905
        234   UST Inc. ....................................         7,576
        109   General Mills Inc ...........................         6,908
        158   Quaker Oats Co...............................         6,024
        129  +Kroger Co ...................................         5,999
         69   Avon Products Inc ...........................         3,942
         96   American Stores Co...........................         3,924
        115   Winn Dixie Stores ...........................         3,637
         76   Hershey Foods Corp ..........................         3,325
         79   Rite Aid Corp. ..............................         3,140
        127   Whitman Corp ................................         2,905
         87   Sysco Corp ..................................         2,838
         67  +CVS Corp ....................................         2,764
         51   Tupperware Corp..............................         2,735
         26   Clorox Co. ..................................         2,610
         74   Giant Food Inc Cl A .........................         2,553
        122   Wendy's International .......................         2,501
         57  +Ceridian Corp ...............................         2,308
         67   Deluxe Corp .................................         2,194
         50  +King World Productions Inc ..................         1,844
        123   Dial Corp ...................................         1,814
         60   Supervalu Inc. ..............................         1,703
         29   Brown-Forman Corp Class  B ..................         1,327
         74   Fleming Cos Inc .............................         1,277
         70   Safety Kleen Corp ...........................         1,146
         28   Great Atlantic & Pacific Tea ................           892
         25   Hilton Hotels Corp ..........................           653
         32   Coors (Adolph) Co Cl B ......................           608
         29   Luby's Cafeterias Inc. ......................           576
         77  +Shoney's Inc ................................           539
          8   Alberto Culver Co............................           384
         43  +Ryan's Family Steak Houses Inc ..............           296
          6   Longs Drug Stores Corp.......................           295
          7   Harland Co. .................................           231
                                                                 --------
                                                                  205,970
                                                                 --------

              Energy (18.0%)
        660   Exxon Corp ..................................        64,680
        277   Royal Dutch Petroleum Co ADR ................        47,298
        232   Mobil Corp. .................................        28,362


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        292   Amoco Corp ..................................       $23,579
        317   Chevron Corp.................................        20,605
        137   Texaco Inc ..................................        13,443
        134   Schlumberger Ltd ............................        13,383
         93   Atlantic Richfield ..........................        12,334
        240   Phillips Petroleum Co. ......................        10,620
        331   Occidental Petroleum Corp ...................         7,737
        117   Halliburton Co...............................         7,049
        127   Burlington Resources Inc ....................         6,398
        170   Dresser Industries Inc ......................         5,270
         78   Amerada Hess Corp. ..........................         4,514
        105   Baker Hughes Inc ............................         3,623
         98   Sun Co ......................................         2,389
         30   Kerr McGee Corp .............................         2,160
         83  +Oryx Energy Co ..............................         2,054
         28   Louisiana Land & Exploration Co .............         1,502
         33   Ashland Inc .................................         1,448
         21   Pennzoil Co. ................................         1,187
         71  +Santa Fe Energy Resources ...................           985
         38  +Rowan Cos ...................................           860
         11   Helmerich & Payne Inc........................           573
                                                                 --------
                                                                  282,053
                                                                 --------
              Financial (3.8%)
         79   Loews Corp ..................................         7,446
        127   Lincoln National Corp Ltd. ..................         6,667
         74   UNUM Corp ...................................         5,347
         76   First Bank System Inc .......................         5,254
         43   Marsh & McLennan Cos ........................         4,472
         99   U.S. Bancorp ................................         4,449
         64   St Paul Cos. Inc Corp .......................         3,752
         55   Boatmen's Bancshares Inc ....................         3,548
         44   Transamerica Corp ...........................         3,481
         76   National City Corp ..........................         3,411
         80   Safeco Corp .................................         3,155
         44   Jefferson- Pilot Corp .......................         2,492
        117   USF&G Corp ..................................         2,442
         25   Republic NY Corp ............................         2,041
         18   Aetna Inc ...................................         1,440
         21   USLife Corp .................................           698
                                                                 --------
                                                                   60,095
                                                                 --------
              Health Care (11.9%)
        404   Lilly Eli & Co ..............................        29,492
        243   Bristol-Myers Squibb Co. ....................        26,426
        341   Schering-Plough Corp. .......................        22,080
        543   Pharmacia & Upjohn Inc.......................        21,516
        316   American Home Products Corp..................        18,526
        257  +Amgen Inc. ..................................        13,974
        140   Warner Lambert Co ...........................        10,500
        148  +Boston Scientific Corp ......................         8,880

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        262  +Humana Inc ..................................        $5,011
        188  +Tenet Healthcare Corp .......................         4,113
         96  +St. Jude Medical Inc. .......................         4,092
         91   Becton Dickinson & Co. ......................         3,947
         84   Allergan Inc. ...............................         2,992
         83   Bausch & Lomb Inc ...........................         2,946
         63   Mallinckrodt Inc. ...........................         2,780
        169   Biomet ......................................         2,556
         92  +ALZA Corp ...................................         2,381
         83  +Fresenius Medical Care ADR ..................         2,334
         43   United States Surgical Corp .................         1,693
         78  +Transitional Hospitals Corp .................           751
                                                                 --------
                                                                  186,990
                                                                 --------
              Technology (4.6%)
        157   International Business Machines
                  Corp.....................................        23,707
        415   First Data Corp .............................        15,147
        143   Raytheon Co .................................         6,882
        593  +Novell Inc ..................................         5,615
        233  +Apple Computer Inc ..........................         4,864
        105  +Advanced Micro Devices Inc ..................         2,704
         90   Autodesk Inc ................................         2,520
         33   Perkin Elmer Corp............................         1,943
         26   Harris Corp..................................         1,784
        126  +Amdahl Corp .................................         1,528
         75   EG&G Inc ....................................         1,509
        190  +Unisys Corp .................................         1,282
         25   Shared Medical Systems Corp .................         1,231
         71  +Intergraph Corp .............................           728
         40  +Data General Corp ...........................           580
                                                                 --------
                                                                   72,024
                                                                 --------
              Transportation (0.7%)
        136  +Federal Express Corp. .......................         6,052
        123   Caliber Systems Inc .........................         2,368
         60   Consolidated Freightways Inc ................         1,335
         43  +USAir Group Inc .............................         1,005
         23  +Yellow Corp .................................           331
         30  +Consolidated Freightways Corp ...............           266
                                                                 --------
                                                                   11,357
                                                                 --------
              Utilities (7.5%)
        465   Southern Co .................................        10,521
        239   Enron Corp ..................................        10,307
        139   FPL Group Inc. ..............................         6,394
        137   Duke Power Co ...............................         6,371
        153   Williams Cos Inc ............................         5,738
        142   Dominion Resources Inc.......................         5,467
        251   Pacific Gas & Electric Co. ..................         5,271
        107   Coastal Corp ................................         5,230

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Large-Cap Stock Fund (continued)


        117   American Electric Power Co ..................        $4,812
        117   Texas Utilities Co ..........................         4,768
        164   Entergy Corp.................................         4,551
        226   Edison International ........................         4,492
        185   Houston Industries ..........................         4,186
        153   Central & South West Corp ...................         3,921
        110   Cinergy Corp. ...............................         3,671
         71   Sonat Inc. ..................................         3,656
         59   Consolidated National Gas Co ................         3,260
        101   Pacific Enterprises .........................         3,068
         90   GPU Inc .....................................         3,026
         46   Columbia Gas System Inc .....................         2,927
         76   Union Electric Co............................         2,925
         95   Public Service Entreprise ...................         2,588
        111   Ohio Edison Co ..............................         2,525
        210  +Niagara Mohawk Power Corp....................         2,074
         42   Northern States Power........................         1,927
         67   ENSERCH Corp ................................         1,541
         82   Noram Energy Corp. ..........................         1,261
         26   Nicor Inc. ..................................           929
         26   Oneok Inc. ..................................           780
          6   Eastern Enterprises .........................           212
                                                                 --------
                                                                  118,399
                                                                 --------
              Total Common Stocks
                  (Cost $1,408,895)........................     1,517,449
                                                                ---------
              Unit Investment Trust (2.8%)
                  (Cost $44,815)
        600   Standard & Poor's
                  Depositary Receipt ......................        44,362
                                                                 --------
              CONVERTIBLE PREFERRED
                 STOCK (0.0%)
                  (Cost $327)
              Financial (0.0%)
          5   Aetna Inc Class C 6.250% ....................           397
                                                                 --------
              Total Investments (99.4%)
                  (Cost $1,454,037)........................     1,562,208

              Other Assets in Excess
                  of Liabilities (0.6%)....................         8,924
                                                                 --------
              Total Net Assets (100.0%)....................    $1,571,132

                                                                =========
+  Non-income producing security.


   Number
 of Shares                      Security                        Value


                            Core Small-Cap Stock Fund


              COMMON STOCKS (97.0%)
              Basic Materials (4.8%)
        213   Tuscarora Inc ...............................        $5,831
        112   Ameron International Inc ....................         5,782
        114   Cleveland Cliffs Inc.........................         5,173
        807  +Amax Gold Inc ...............................         5,145
        157   Florida Rock Industries Inc..................         5,142
        136   Carpenter Technology Corp ...................         4,981
        222   Lawter International Inc ....................         4,962
        139   Mosinee Paper Corp ..........................         4,934
        179   Fab Industries Inc ..........................         4,922
        150   Cambrex Corp ................................         4,913
        149   Liqui-Box Corp ..............................         4,842
        318   Coeur D'Alene Mines Corp.....................         4,810
        291   Quaker Chemical Corp ........................         4,765
        145   Dexter Corp .................................         4,622
        244   Wausau Paper Mills Co .......................         4,514
        765  +Hecla Mining Co .............................         4,207
        109  +Getchell Gold Corp ..........................         4,183
        302   Calgon Carbon Corp ..........................         3,699
         61   Fuller H B Co ...............................         2,867
        151   Lilly Industries Inc Cl A ...................         2,775
         57   Penwest Ltd .................................           998
                                                                 --------
                                                                   94,067
                                                                 --------
              Capital Goods  (12.8%)
        109   NACCO Industries Inc Cl A ...................         5,831
        166   McClatchy Newspapers Inc Cl A ...............         5,810
        139   Butler Manufacturing Co .....................         5,630
        274   Penn Engineering &
                  Manufacturing Corp.......................         5,617
        133   Kimball International Inc Cl B...............         5,503
        372   Daniel Industries Inc........................         5,487
         87  +SEACOR Holdings Inc .........................         5,481
        133   Manitowoc Inc ...............................         5,387
        132   Tredegar Industries Inc .....................         5,297
        352   Oil-Dri Corp America ........................         5,280
        161   Kysor Industrial Corp .......................         5,253
        212   Amcast Industrial Corp ......................         5,247
        210   Brady W H Co ................................         5,171
        127   IDEX Corp ...................................         5,064
        107   Fisher Scientific International Inc..........         5,042
         84   Barnes Group Inc ............................         5,040
         94   Mine Safety Appliances Co ...................         5,006
        227  +Osmonics Inc ................................         4,994
        202   Baldor Electric Co ..........................         4,974
        111   Thiokol Corp ................................         4,967
        117   American Filtrona Corp ......................         4,958
        214   Albany International Corp Cl A ..............         4,949
        177  +Bearings Inc.................................         4,934
         81   Carlisle Cos Inc ............................         4,900

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         76  +SPS Technologies Inc ........................        $4,883
        237   Varlen Corp .................................         4,873
        145   Donaldson Co.................................         4,858
        100  +Littelfuse Inc. .............................         4,850
        149  +Avatar Holdings Inc .........................         4,768
         91   Teleflex Inc ................................         4,743
        185   International Aluminum Corp .................         4,718
        205   Learonal Inc ................................         4,715
        211  +Ladd Furniture Inc ..........................         4,680
        155   Commercial Metals Co.........................         4,669
        151   Standex International Corp ..................         4,662
        631  +Insituform Technologies Inc Cl A ............         4,654
        145  +USA Waste Services Inc ......................         4,622
        188   Graco Inc ...................................         4,606
        145   Stone & Webster Inc .........................         4,604
        204  +Lydall Inc ..................................         4,590
        492  +Thermo Fibertek Inc .........................         4,582
        262   Raymond Corp ................................         4,552
        316   Woodhead Industries Inc .....................         4,345
        679   UNR Industries Inc ..........................         4,074
        101  +Sequa Corp Cl A .............................         3,964
        109  +Dionex Corp .................................         3,815
        302  +Nashua Corp. ................................         3,624
        114  +Syratech Corp ...............................         3,591
        326   Sealright Co ................................         3,423
        156   Granite Construction Inc ....................         2,964
        100   Grief Bros Corp Cl A ........................         2,850
        167  +Cuno Inc ....................................         2,484
         63   AAR Corp ....................................         1,905
         19   Miller (Herman) Inc .........................         1,076
         35   Harmon Industries ...........................           652
         22  +Devon Group Inc .............................           605
         42  +Durakon Industries Inc. .....................           536
         15   Gleason Corp ................................           497
         34  +Intermagnetics General Corp .................           408
                                                                 --------
                                                                  251,264
                                                                 --------
              Consumer Cyclical (14.3%)
      1,371   Ekco Group Inc ..............................         5,998
        152   SPX Corp ....................................         5,890
        124   Pultizer Publishing Co.......................         5,750
         88  +Culbro Corp .................................         5,709
        417  +Johnson Worldwide
                  Association Inc Cl A.....................         5,525
        284   Sturm Ruger & Co Inc ........................         5,502
        222   Donnelly Corp ...............................         5,439
         96   Houghton Mifflin Co .........................         5,436
        386   ADVO Inc ....................................         5,404
        214   American Business Products...................         5,377
        195   K2 Inc ......................................         5,362
        210   Standard Products Co ........................         5,355

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        527   Graphic Industries ..........................        $5,336
        449  +Lifetime Hoan Corp ..........................         5,276
        120   Hughes Supply Inc ...........................         5,175
        157   Wiley (John) & Sons Inc Cl A ................         5,063
        160   Wynns International Inc .....................         5,060
        505   Crown Crafts Inc ............................         5,050
        154  +Gelman Sciences Inc .........................         5,005
        202   Bassett Furniture Industries Inc.............         4,949
         82   NCH Corp ....................................         4,940
        172   Starrett LS Co Cl A .........................         4,881
        830  +American Media Inc...........................         4,876
        164   Lawson Products Inc .........................         4,856
        177   Unitog Co....................................         4,823
        181   Guilford Mills Inc ..........................         4,819
        315  +National Education Corp .....................         4,804
        565  +Handleman Co ................................         4,803
        253   Caseys General Stores Inc ...................         4,744
        274   Wackenhut Corp Cl A .........................         4,726
        262   Russ Berrie & Co Inc ........................         4,716
        308   Osh Kosh B'Gosh Inc Cl A ....................         4,697
         50   Dart Group Corp Cl A ........................         4,650
        697  +Uno Restaurant Corp .........................         4,618
        116   Apogee Enterprises Inc ......................         4,611
        297   Genovese Drugs Stores .......................         4,603
         87   Meredith Corp ...............................         4,589
        318   Falcon Products Inc .........................         4,532
        169   Stanhome Inc ................................         4,479
        231   Delechamps Inc ..............................         4,476
        243   Brown Group Inc .............................         4,465
        393   La-Z-Boy Chair Co ...........................         4,454
        127   Plenum Publishing Corp ......................         4,445
        205   Smart & Final Inc ...........................         4,433
        277   Strawbridge & Clothier ......................         4,397
         86   WD-40 Co ....................................         4,387
        227  +Lands' End Inc ..............................         4,346
        198   True North Communications Inc ...............         4,331
        425   Stride Rite Corp ............................         4,250
        274   Cadmus Communications Corp ..................         4,247
         49   United Television Inc .......................         4,220
        175   Waverly Inc .................................         4,156
        227   Walbro Corp. ................................         4,143
        211   Alico Inc ...................................         3,956
        385  +Playboy Enterprises Inc Cl B ................         3,754
        207   Commercial Intertech Corp ...................         2,820
        320  +GRC International Inc .......................         2,600
        127  +Pre-Paid Legal Services Inc .................         2,318
        530  +Topps Co Inc ................................         2,120
         84   Shopko Stores Inc ...........................         1,260
         70  +AnnTaylor Stores Corp .......................         1,225
         70  +American Classic Voyages Co..................           919
         28   Thomas Nelson Inc............................           417


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


         20  +Galey & Lord Inc ............................          $297
         15   Outboard Marine Inc. ........................           247
                                                                 --------
                                                                  280,111
                                                                 --------
              Consumer Staples (6.7%)
        119   Interstate Bakeries Corp ....................         5,846
        172   Harland Co. .................................         5,676
        244   Nash Finch Corp .............................         5,185
        326   Rykoff-Sexton Inc ...........................         5,175
        351   Dames & Moore Inc ...........................         5,133
        224   Church & Dwight Co...........................         5,124
        129   Tootsie Roll Industries......................         5,112
        365   Ruddick Corp ................................         5,110
        104   Longs Drug Stores ...........................         5,109
        281   International Multifoods Corp ...............         5,093
        261   Blair Corp ..................................         5,024
        286   Arbor Drugs Inc .............................         4,969
        267   ABM Industries Inc ..........................         4,940
        350  +Foodbrands America Inc ......................         4,813
        127   National Presto Industries ..................         4,747
        181  +Carmike Cinemas Inc. Cl A ...................         4,593
        278   Goodmark Foods Inc ..........................         4,587
        241   Coors (Adolph) Co Cl B ......................         4,579
         30   Farmer Brothers Co ..........................         4,560
        212   Flowers Industries Inc ......................         4,558
        227  +International Dairy Queen Inc
                  Cl A.....................................         4,540
        348   WLR Foods Inc ...............................         4,307
        216   Luby's Cafeterias Inc. ......................         4,293
        359   A.T. Cross Co Cl A ..........................         4,173
        217   Angelica Corp ...............................         4,150
        591  +Shoney's Inc ................................         4,137
        255  +AMC Entertainment Inc .......................         3,666
         76   Rival Co.....................................         1,891
         37  +Valassis Communications Inc. ................           782
         30  +Bone Care International Inc..................           218
                                                                 --------
                                                                  132,090
                                                                 --------
              Energy (4.1%)
        320   Landauer Inc ................................         5,562
        265   Wiser Oil Co ................................         5,234
        188   Ashland Coal Inc ............................         5,217
        100   Helmerich & Payne Inc........................         5,213
        143   Vintage Petroleum Inc .......................         4,933
        343   Berry Petroleum Cl A ........................         4,931
        137   Apache Corp .................................         4,846
        519  +Allied Waste Industries Inc .................         4,801
        290   Getty Petroleum Corp ........................         4,712
        296  +Tuboscope Vetco International
                  Corp.....................................         4,588
        275  +HS Resources Inc ............................         4,537

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        105  +Barrett Resources Corp ......................        $4,476
        293   Quaker State Corp ...........................         4,139
        152   Holly Corp ..................................         4,066
        212  +Plains Resources Inc ........................         3,313
        129  +Belden & Blake Corp .........................         3,290
        200  +Pool Energy Services Co .....................         3,075
         58  +Newpark Resources Inc .......................         2,161
        140  +Hondo Oil & Gas Co ..........................         1,523
         69  +Box Energy Corp Cl B.........................           630
                                                                 --------
                                                                   81,247
                                                                 --------
              Financial Services (31.0%)
        427   BRE Properties Inc ..........................        10,568
        179   Home Beneficial Corp ........................         6,780
        168   Financial Trust Corp ........................         6,699
        100   Citizens Bancorp Maryland ...................         6,200
        119   Liberty Bancorp Inc..........................         5,920
         95   Forest City Enterprises Inc Cl A ............         5,748
        319   State Auto Financial Corp ...................         5,742
        385   Burham Pacific Properties Inc ...............         5,727
        175   Wesbanco Inc ................................         5,688
        215   American Heritage Life Inc...................         5,644
        139   Horace Mann Educator Corp....................         5,612
        198   Brenton Banks Inc ...........................         5,470
        254   F & M National Corp .........................         5,429
        130   CNB Bancshares Inc ..........................         5,427
        183   First Michigan Bank Corp ....................         5,421
        146   One Valley Bancorp Inc ......................         5,420
        166   First Midwest Bancorp Inc ...................         5,416
        155   Susquehanna Bancshares Inc...................         5,367
        164  +UICI ........................................         5,330
        242   MGI Properties ..............................         5,324
        430   First Union Real Estate Corp.................         5,321
        335   Commercial Net Lease Realty
                  Inc......................................         5,318
        128   Banknorth Group Inc .........................         5,312
        142   Student Loan Corp ...........................         5,289
        170   Deposit Guaranty Corp .......................         5,270
        132   Protective Life Corp ........................         5,264
         91   Westamerica Bancorp..........................         5,255
        212   Irwin Financial Corp ........................         5,247
        193   Federal Realty Investment Trust..............         5,235
        135   New York Bancorp Inc ........................         5,231
        309   South West Property Trust ...................         5,214
        137   Fort Wayne National Corp ....................         5,206
        153   Provident Bancorp ...........................         5,202
        109   Pennsylvania Real Estate
                  Investment...............................         5,192
        135   Suffolk Bancorp .............................         5,164
        136   National Health Investors Inc. ..............         5,151
         65  +Alexander's Inc .............................         5,143


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   RLI Corp ....................................        $5,140
        293   Washington Real Estate
                  Investment Trust.........................         5,127
        155   United Bankshares Inc .......................         5,115
        405   ALFA Corp ...................................         5,113
        239   Trustco Bank Corp ...........................         5,109
        276   LTC Properties Inc ..........................         5,106
        302   Kranzco Realty Trust.........................         5,096
        152   Omega Healthcare Investors Inc ..............         5,054
        439   IRT Property Co .............................         5,049
        246   Universal Health Realty Income ..............         5,043
        155   First Financial Bancorp .....................         5,037
        207   Nationwide Health Properties
                  Inc......................................         5,020
        207   Wellsford Residential Property
                  Trust....................................         5,020
        210   American Health Properties ..................         5,014
        135   First Commercial Corp .......................         5,012
        142   United Fire & Casualty Co....................         5,005
        118   US Bancorp Inc...............................         5,000
        180   Bancorp South Inc ...........................         4,995
        141   Whitney Holding Corp ........................         4,988
        505   Berkshire Realty Co .........................         4,987
         94   Park National Corp ..........................         4,982
        147  +MAIC Holdings Inc ...........................         4,980
        223   SEI Corp ....................................         4,962
        181   Zenith National Insurance Corp...............         4,955
        125   BT Financial Corp ...........................         4,953
        157   Citizens Banking Corp........................         4,945
        384   CRIIMI MAE Inc. .............................         4,944
        216   Crawford & Co ...............................         4,941
        129   National Communications
                  Bancorp..................................         4,934
        511   Gainsco Inc .................................         4,918
        168   National City Bancshares Inc ................         4,914
        125   Liberty Corp ................................         4,906
        381   Taubman Centers Inc .........................         4,905
        185   First Merchants Corp ........................         4,903
        272   NYMagic Inc .................................         4,896
        100   Mark Twain Bancshares Inc ...................         4,875
        134   Capitol American Financial Corp .............         4,874
        177   Community First Bankshares ..................         4,868
        140   Firstbank Co ................................         4,865
        119   American General Corp .......................         4,864
        128   Selective Insurance Group ...................         4,864
        123   United Carolina Bancshares ..................         4,859
        114   Associated Banc Corp ........................         4,845
        119   UMB Financial Corp ..........................         4,805
        196   Hubco Inc ...................................         4,802
         46   Zions Bancorp................................         4,784
        196   Health Care Real Estate
                  Investment Trust.........................         4,778

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        154   Gallagher (Arthur J.) & Co ..................        $4,774
        180   Poe & Brown Inc .............................         4,770
        155   Argonaut Group Inc ..........................         4,766
        125   JSB Financial Inc ...........................         4,750
        151   Albank Financial Corp .......................         4,738
        163   Acordia Inc .................................         4,727
        203   Allied Capital Commercial Corp ..............         4,720
         93   Berkley W R Corp ............................         4,720
        250   American Federal Bank .......................         4,719
        356   Hilb, Rogal & Hamilton Co ...................         4,717
         52  +Markel Corp .................................         4,680
         63   First Union Corp ............................         4,662
        358   Western Investment Real Estate
                  Trust....................................         4,654
        177   First Western Bancorp Inc ...................         4,646
        216   Fulton Financial Corp .......................         4,644
        181   Valley National Bancorp .....................         4,638
        189   First Source Corp ...........................         4,630
        248   First Commonwealth Financial
                  Corp.....................................         4,619
        113   Farmers Capital Bank Corp ...................         4,605
        178   McGrath Rent Corp ...........................         4,584
        183   Keystone Financial Inc ......................         4,575
        269   Ramco-Gershenson Properties
                  Trust....................................         4,539
        290   Avemco Corp .................................         4,531
        172   National Penn Bancshares Inc ................         4,494
        145   S&T Bancorp Inc .............................         4,459
        137   Corus Bankshares Inc ........................         4,418
        257   Mid Am Inc ..................................         4,401
        150   Bank of Granite Corp ........................         4,350
         92   Trenwick Group Inc ..........................         4,255
        473   Cash America International Inc. .............         4,021
        112   MAF Bancorp .................................         3,892
         76   U.S. Bancorp ................................         3,415
        189   Bradley Real Estate Inc .....................         3,402
         89   Anchor Bancorp Inc ..........................         3,182
         71   Value Line Inc ..............................         3,142
         88   Southtrust Corp .............................         3,069
         93   Fremont General Corp ........................         2,883
         55   Homeland Bankshares Corp ....................         2,282
         78   HCC Insurance Holdings Inc ..................         1,872
         78   FNB Corp.....................................         1,794
        113   Trust Company of New Jersey .................         1,582
         40   UST Corp ....................................           825
                                                                 --------
                                                                  610,243
                                                                 --------
              Health Care (2.9%)
        349  +Tecnol Medical Products Inc. ................         5,279
        130   Seafield Capital Corp .......................         5,037
        102  +Synetic Inc .................................         4,947
        175   West Inc ....................................         4,944

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        466  +Medco Research Inc ..........................        $4,893
        305  +Advanced Magnetics Inc ......................         4,728
        134  +Lunar Corp ..................................         4,690
        119   Chemed Corp .................................         4,343
        369  +Epitope Inc .................................         4,243
        130   Diagnostic Products Corp.....................         3,364
        274   Kinetic Concepts Inc ........................         3,356
      1,710  +Foxmeyer Health Corp ........................         2,993
         71  +Vivra Inc ...................................         1,961
         64  +Barr Laboratories Inc .......................         1,624
         25  +American Homepatient Inc ....................           681
        100  + Faulding Inc ................................           612
                                                                 --------
                                                                   57,695
                                                                 --------
              Technology (4.3%)
        241  +Boole & Babbage Inc .........................         6,025
        123  +BRC Holdings Inc ............................         5,504
        233   Cubic Corp ..................................         5,388
        164  +Keane Inc ...................................         5,207
        119   CTS Corp ....................................         5,087
        114   Fluke Corp ..................................         5,087
        381   Kaman Corp Cl A..............................         4,953
        171   Analysts International Corp .................         4,831
        225  +Bell Industries Inc .........................         4,809
        183  +Esterline Technologies Corp .................         4,781
        227   MTS Systems Corp ............................         4,540
        247   X-Rite Inc ..................................         4,075
        234  +Trident Microsystems Inc ....................         3,949
        162  +DH Technology Inc ...........................         3,888
        135  +Kent Electronics Corp .......................         3,476
         71  +Dynatech Corp ...............................         3,142
         81   Logicon Inc .................................         2,957
        163  +Tekelec .....................................         2,567
         53  +Kronos Inc. .................................         1,696
         88  +Integrated Process Equipment
                  Corp.....................................         1,584
         22  +Silicon Graphics Inc.........................           561
                                                                 --------
                                                                   84,107
                                                                 --------
              Transportation (1.9%)
        276   International Shipholding Corp ..............         5,106
        402   Rollins Truck Leasing Corp ..................         5,075
        346  +Yellow Corp..................................         4,974
        192  +Swift Transportation Co Inc .................         4,512
         51   Florida East Coast Industries ...............         4,456
        493   Frozen Foods Express
                  Industries Inc...........................         4,437
        174   Expeditors International of
                  Washington Inc...........................         4,002
        199   Hunt J B Transportation
                  Services Inc.............................         2,786
        109   Harper Group Inc ............................         2,589
                                                                 --------
                                                                   37,937
                                                                 --------

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


              Utilities (14.2%)
        211   IWC Resources Corp ..........................        $6,567
        188   Oneok Inc. ..................................         5,640
        132   California Water Services Co ................         5,544
        116  +Tejas Gas Corp...............................         5,525
        116   SJW Corp ....................................         5,438
        193   Black Hills Corp ............................         5,428
        173   Energen Corp ................................         5,233
        185   Aquarion Co .................................         5,157
        302   Cascade Natural Gas Corp ....................         5,134
        151   Laclede Gas Co ..............................         5,090
        129   KN Energy Inc ...............................         5,063
        197   Connecticut Natural Gas Corp ................         5,023
        210   Atmos Energy Corp ...........................         5,014
        243   Washington Energy Co ........................         5,012
        183   TNP Enterprise Inc ..........................         5,010
        447  +Citizens Utilities Co Cl B ..................         4,976
        249   Philadelphia Suburban Corp ..................         4,949
        203   South Jersey Industries Inc..................         4,948
        156   E'Town Corp .................................         4,933
        214   MDU Resources Group Inc .....................         4,922
        320   St Joseph Light & Power Co...................         4,920
        137   Wicor Inc ...................................         4,915
        282   Eastern Utilities Association................         4,900
        249   Public Service Co of New
                  Mexico...................................         4,867
        540  +TPC Corp ....................................         4,860
        199   Indiana Energy Inc ..........................         4,851
        228   Connecticut Energy Corp .....................         4,845
        258   Empire District Electric Co..................         4,838
        202   Green Mountain Power Corp....................         4,823
        307   United Water Resources Inc ..................         4,797
        213   Pennsylvania Enterprises Inc ................         4,782
        152   Central Hudson Gas & Electric
                  Corp.....................................         4,769
        163   New Jersey Resources Corp ...................         4,768
        168   Bay State Gas Co ............................         4,746
        246   Western Gas Resources Inc ...................         4,735
        137   Northwestern Public Service Co...............         4,692
        402   Central Maine Power Co. .....................         4,673
        218   Yankee Energy System Inc.....................         4,660
        127   Cilcorp Inc .................................         4,651
        134   Sigcorp Inc .................................         4,640
        207   UGI Corp ....................................         4,632
        155   IES Industries Inc ..........................         4,631
        129   Orange & Rockland Utilities Inc..............         4,628
        198   Piedmont Natural Gas Inc ....................         4,628
        204   United Cities Gas Co.........................         4,590
        161   WPS Resources Corp ..........................         4,589
        248   Public Service Co of North
                  Carolina.................................         4,544

                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


         Core Small-Cap Stock Fund (continued)


        194   Commonwealth Energy System ..................        $4,535
        157   North Carolina Natural Gas Corp .............         4,533
        222   Madison Gas & Electric Co....................         4,495
        185   Northwest Natural Gas Co ....................         4,440
        203   Southern California Water Co ................         4,415
        137   Otter Tail Power Co .........................         4,401
        203   Colonial Gas Co .............................         4,314
        121   Eastern Enterprises Inc......................         4,280
        132   United Illuminating Co.......................         4,141
        299   Central Vermont Public Services
                  Corp.....................................         3,588
        137   Consumers Water Co ..........................         2,466
         74  +Southern Union Co............................         1,628
                                                                 --------
                                                                  279,816
                                                                 --------
              Total Investments  (97.0%)
                  (Cost $1,707,952)........................     1,908,577

              Other Assets in Excess
                 of Liabilities  (3.0%)....................        58,814
                                                                 --------
              Total Net Assets  (100.0%)...................    $1,967,391
                                                               ==========

+ Non-income producing security.


   Number
 of Shares                      Security                        Value


        Tomorrow Long-Term Retirement Fund


              COMMON STOCKS (75.2%)
              Basic Materials (3.3%)
         59   IMC Global Inc ..............................        $2,308
         34   Vulcan Materials Co .........................         2,070
         24   Dow Chemical Co .............................         1,881
         37   Consolidated Papers Inc .....................         1,818
         57   Barrick Gold Corp ...........................         1,632
        130   Ethyl Corp ..................................         1,251
         48   Allegheny Teledyne Inc ......................         1,104
         59   Wausau Paper Mills Co .......................         1,092
         27   Bowater Inc .................................         1,016
         42   Placer Dome Inc ADR .........................           914
         70   Lawter International Inc ....................           884
         35   Schulman Inc ................................           858
         22   Olin Corp  ..................................           828
         11   Pioneer Hi Bred International ...............           770
         11   Phelps Dodge Corp ...........................           742
         11   Aluminum Co. of America .....................           701
        101   Battle Mountain Gold Co .....................           694


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         54   Calgon Carbon Corp ..........................          $661
         12   Ameron International Inc  ...................           619
         12   Nucor Corp ..................................           612
         19   Dexter Corp .................................           606
         10   Betzdearborn Inc. ...........................           585
         30   Crompton & Knowles Corp .....................           577
         10   Reynolds Metals Co ..........................           564
         17   Florida Rock Industries Inc..................           557
         12   Newmont Mining Corp .........................           537
         17   Chesapeake Corp .............................           533
         12   Champion International Corp. ................           519
         25   Stepan Chemical Co ..........................           509
         14  +Tremont Corp ................................           506
         16   USX-U.S. Steel Group ........................           502
         18   Fab Industries Inc ..........................           495
         11   International Flavors &
                 Fragrances Inc ...........................           495
         29   RPM Inc  ....................................           493
         12   Minerals Technologies Inc....................           492
         17   Ferro Corp ..................................           482
         10   Petrolite Corp ..............................           480
         13   Carpenter Technologies Corp .................           476
         14   Cambrex Corp ................................           458
         10   Cleveland-Cliffs Inc.........................           454
         25   Glatefelter (PH) Co .........................           450
         80  +Hecla Mining Co .............................           440
         16   Tuscarora Inc ...............................           438
         14   Puerto Rican Chemical Inc ...................           437
         13   Liqui-Box Corp ..............................           422
         27   Coeur D'Alene Mines Corp  ...................           408
         64  +Amax Gold Inc ...............................           408
         21   Engelhard Corp ..............................           402
         12   James River Corp of Virginia.................           398
         11   Mosinee Paper Corp ..........................           390
         12   South Down Inc ..............................           374
         15   Cyprus Amax Minerals Co. ....................           351
         11   Inco Ltd ....................................           351
         12   Westvaco Corp ...............................           345
         24   Homestake Mining Co .........................           342
         12   MacDermid Inc ...............................           330
         12   Sonoco Products Co ..........................           311
         15   Worthington Industries Inc...................           272
         37   Echo Bay Mines Ltd ..........................           245
         10  +ChemFirst Inc ...............................           231
         25  +Bethlehem Steel Corp. .......................           225
        229  +Sunshine Mining & Refining ..................           215
         12   Oregon Steel Mills ..........................           201
         10   Inland Steel Industries Inc .................           200
         10   Lilly Industries Inc Cl A ...................           184
         24  +Armco Inc ...................................            99
          3   Mississippi Chemical Corp ...................            80
                                                                 --------
                                                                   41,324
                                                                 --------
                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Capital Goods (7.8%)
        320   U.S. Robotics Corp ..........................       $23,040
        525   Raymond Corp ................................         9,122
        326  +Vallen Corp .................................         5,420
        327   Tejon Ranch Co. .............................         4,701
         40   Boeing Co....................................         4,255
         28   Minnesota Mining &
                 Manufacturing Co .........................         2,320
         33   McDonnell Douglas Corp ......................         2,112
         42   Hubbell Inc Cl B ............................         1,816
         46   WMX Technologies Inc. .......................         1,501
         70   Westinghouse Electric Corp ..................         1,391
         83   Sensormatic Electronics Corp ................         1,390
         12   Emerson Electric Co. ........................         1,161
         32   Wallace Computer Services Inc. ..............         1,104
         19   Miller (Herman) Inc .........................         1,076
         22   Corning Inc .................................         1,017
         30  +Analog Devices Inc. .........................         1,016
         30  +Atmel Corp ..................................           994
         30  +ADC Telecommunications Inc ..................           934
         20   Molex Inc ...................................           782
         12   Fluor Corp ..................................           753
         20   Trinity Industries Inc ......................           750
         11   Honeywell Inc. ..............................           723
         14   Alco Standard Corp ..........................           723
         13   Crown Cork & Seal Inc .......................           707
         10   Eaton Corp ..................................           697
         26   Amcast Industrial Corp ......................           643
         27  +Jacobs Engineering Group Inc ................           638
         10   Nordson Corp ................................           637
         19   Standard Register Co ........................           617
         19   Pentair Inc .................................           613
         15   Deere & Co ..................................           609
         10   Carlisle Cos Inc ............................           605
         18   Donaldson Co Inc ............................           603
         27   Premark International Inc....................           601
         13   Thiokol Corp ................................           582
         11   Teleflex Inc ................................           573
         14   Tredegar Industrials Inc ....................           562
         17   HON Industries ..............................           561
         16   McClatchy Newspapers Inc Cl A ...............           560
         27   Penn Engineering &
                 Manufacturing Corp .......................           553
         10   NACCO Industries Inc Cl A ...................           535
         24   Ametek Inc ..................................           534
         10   Tyco International Ltd ......................           529
         11   Fisher Scientific International .............           518
         13   IDEX Corp ...................................           518
         21   Baldor Electric Co ..........................           517
         23  +Osmonics Inc ................................           506

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Dover Corp ..................................          $503
         12   Butler Manufacturing Co .....................           486
         10  +Littelfuse Inc. .............................           485
         10   Kaydon Corp .................................           471
         19   Brady W H Co ................................           468
         14   Gleason Corp ................................           464
         17   Duriron Co Inc ..............................           461
         20   Learonal Inc ................................           460
         18   International Aluminum Corp .................           459
         16  +Bearings Inc ................................           446
         14   Stone & Webster Inc .........................           445
         46  +Thermo Fibertek Inc .........................           428
         29   Daniel Industries Inc........................           428
         11   Parker Hannifin Corp ........................           426
         14   Commercial Metals Co.........................           422
         28   Oil-Dri Corp America ........................           420
         22   Armor All Products Corp .....................           418
         23   Gencorp Inc .................................           417
         13  +Avatar Holdings Inc .........................           416
         56  +Insituform Technologies Cl A ................           413
         34  +Nashua Corp. ................................           408
         18  +Lydall Inc ..................................           405
         14   Grief Brothers Corp Cl A ....................           399
         10  +Sequa Corp Cl A .............................           393
         20   Granite Construction Inc ....................           380
         33   Laidlaw Inc Cl B  ...........................           380
         18   Varlen Corp .................................           370
         16   Goulds Pumps Inc ............................           367
         18   Keystone International Inc ..................           362
         11   Kysor Industrial Corp .......................           359
         14   Graco Inc ...................................           343
         14  +Rohr Inc ....................................           317
         13   Watts Industries Inc Cl A ...................           310
         10   Standex International Corp ..................           309
         11   Pall Corp ...................................           281
         12   Albany International Corp Cl A ..............           278
         11   Robbins & Myers Inc. ........................           275
         45   UNR Industries Inc ..........................           270
         18  +Cuno Inc ....................................           268
         17  +Ladd Furniture Inc ..........................           249
         15   Brush Wellman Inc. ..........................           246
         10   McDermott International Inc .................           166
         28  +Air & Water Technology Corp..................           161
         11  +MagneTek Inc ................................           142
        235  +Radius Inc ..................................           125
         63  +Rollins Environmental Services
                  Inc......................................           110
         10   Sealright Co ................................           105
         11  +Navistar International Corp .................           100
                                                                 --------
                                                                   98,933
                                                                 --------
                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Communication Services (2.7%)
        460   Sprint Corp .................................       $18,343
        216   GTE Corp ....................................         9,828
         44   US West Inc .................................         1,419
         39   Century Telephone Enterprises
                  Inc......................................         1,204
         35   ALLTEL Corp .................................         1,098
         14   SBC Communications ..........................           724
         31   Aliant Communications Co.....................           527
         17   Frontier Corp ...............................           385
                                                                 --------
                                                                   33,528
                                                                 --------

              Consumer Cyclical (10.6%)
        821   Wackenhut Corp ..............................        14,162
        725   Caseys General Stores Inc ...................        13,594
        124   Eastman Kodak Co ............................         9,951
        527   Russ Berrie & Co ............................         9,486
        224   True North Communications Inc................         4,900
        668  +Uno Restaurant Corp .........................         4,425
        318   Commercial Intertech Corp ...................         4,333
        222   Walbro Corp. ................................         4,051
        349   Stride Rite Corp ............................         3,490
         54   Omnicom Group Inc ...........................         2,470
         37   May Department Stores Co ....................         1,730
         40   PHH Corp ....................................         1,720
         47  +Fred Meyer Inc ..............................         1,668
         33   Penney (J.C.) Co Inc. .......................         1,609
         28  +Nine West Group Inc .........................         1,298
         40   Gap Inc. ....................................         1,205
         30  +Fruit of the Loom Inc .......................         1,136
         30  +Jones Apparel Group .........................         1,121
         40   Mattel Inc ..................................         1,110
         40  +Lands' End Inc ..............................         1,060
         27   Dayton Hudson Corp ..........................         1,060
         56   The Limited Inc .............................         1,029
         22   Lancaster Colony Corp .......................         1,012
         40   Dun & Bradstreet Corp .......................           950
         20   TJX Cos Inc .................................           947
         33   Service Corp International ..................           924
         36  +HSN Inc .....................................           855
         11   Gannet Inc ..................................           824
         95  +Handleman Co ................................           807
         21   Tiffany & Co ................................           769
         20   Masco Corp ..................................           720
         39   Wellman Inc .................................           668
         43   Genovese Drugs Stores .......................           665
         60  +Burlington Industries Inc ...................           660
         17   SPX Corp ....................................           659
         19   Hannaford Brothers Co .......................           646
         24   Stanhome Inc ................................           636
         11   Houghton Mifflin Co .........................           623


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   NCH Corp ....................................          $602
         11   Meredith Corp ...............................           580
         13   Hughes Supply Inc ...........................           561
         16   Belo (AH) Corp ..............................           558
         21  +CSS Industries Inc ..........................           546
        123   Ekco Group Inc ..............................           538
         35  +National Education Corp .....................           534
         12  +Volt Information Sciences Inc ...............           525
         16   Wiley (John) & Sons .........................           516
         21   Donnelly Corp ...............................           514
         48  +Best Buy Co Inc .............................           510
         19   Modine Manufacturing ........................           508
         29  +AnnTaylor Stores Corp .......................           507
         26   Sturm Ruger & Co Inc ........................           504
         54   Blessings Corp ..............................           503
         50   Crown Crafts Inc ............................           500
         35   Falcon Products Inc .........................           499
         48  +K mart Stores ...............................           498
         10   TRW Inc. ....................................           495
         11   Genuine Parts Co ............................           491
         37  +Johnson Worldwide Association
                 Inc Cl A .................................           490
         35   ADVO Inc ....................................           490
         16   American List Corp. .........................           486
         26   Sotheby's Holdings Inc Cl A .................           481
         47   Graphic Industries Inc.......................           476
         16   La-Z Boy Inc ................................           472
         10   Whirlpool Corp ..............................           466
         38   Fingerhut Cos Inc. ..........................           465
         10   Harcourt General Corp. ......................           461
         10   McGraw-Hill Cos Inc .........................           461
         39  +Lifetime Hoan Corp ..........................           458
         29   Osh Kosh B'Gosh Cl A ........................           442
         18   Bassett Furniture Industries Inc.............           441
         24   Brown Group Inc .............................           441
         10   Tandy Co ....................................           440
         16   Tennant Co ..................................           440
         17  +Christiana Cos...............................           438
         20   Lawson Products Inc .........................           437
         16   Unitog Co ...................................           436
         74  +American Media Inc...........................           435
         31  +Information Resources Inc ...................           434
         11   Hasbro Inc ..................................           428
         18   Waverly Inc .................................           427
         14   Circuit City Store Inc ......................           422
         12   Plenum Publishing Corp ......................           420
         67   PT Tri Polyta Indonesia ADR .................           419
         11   New York Times Co Cl A ......................           418
         49  +Syms Corp ...................................           416
         21   Delechamps Inc ..............................           407
         10   Apogee Enterprises Inc ......................           398


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15  +MacFrugals Bargains Closeouts ...............          $392
         20   Alico Inc ...................................           375
         11   Dow Jones & Co Inc ..........................           373
         23   Strawbridge & Clothier ......................           365
         91  +Topps Co Inc ................................           364
         11  +Gelman Sciences Inc .........................           358
         18   Cooper Tire & Rubber ........................           356
         18   Maytag Corp .................................           356
         36  +Playboy Enterprises Inc Cl B ................           351
         11   Echlin Inc. .................................           348
         13   Guilford Mills Inc ..........................           346
         12   Starrett (L.S) Co Cl A ......................           341
         10   Cognizant Corp ..............................           330
         13   American Business Products ..................           327
         14   Lee Enterprises Inc..........................           326
         22   Duty Free International  Inc ................           319
         75  +Service Merchandise Inc .....................           319
         10   Dillard Department Stores ...................           309
         12   Standard Products Co ........................           306
         10   Black & Decker Corp .........................           301
         12   Arvin Industries Inc ........................           297
         11   Stanley Works ...............................           297
         10   American Greetings Cl A .....................           284
         13   Smart & Final Inc ...........................           281
         31  +GRC International Inc .......................           252
         11  +Woolworth Corp ..............................           241
         11  +Gibson Greetings Inc ........................           216
         13   Cadmus Communications Corp ..................           202
         24  +Intelligent Electronics Inc. ................           192
         18   Hancock Fabrics Inc .........................           187
         10   CPI Corp ....................................           168
         10   Viad Corp ...................................           165
         13   Ennis Business Forms ........................           146
         38   CML Group Inc ...............................           128
          3  +Payless Shoesource Inc ......................           113
          3  +ACNielsen Corp ..............................            45
                                                                 --------
                                                                  132,883
                                                                 --------

              Consumer Staples (4.9%)
        334   WLR Foods Inc ...............................         4,133
         96  =Revco D.S. Inc ..............................         3,552
         40   Cardinal Health Inc .........................         2,330
         93   IBP Inc .....................................         2,255
         11   Unilever NV ADR .............................         1,928
         86   Archer Daniels Midland Co ...................         1,892
         27   Kellogg Co ..................................         1,772
         44   Anheuser- Busch Cos Inc. ....................         1,760
         51   Tyson Foods Inc Cl A ........................         1,747
         50  +Viacom Inc Cl B .............................         1,744
         45   Albertsons Inc ..............................         1,603
         16   Kimberly-Clark Corp .........................         1,524

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         28   Conagra Inc  ................................        $1,393
         37   Heinz H J Co ................................         1,332
         35   UST Inc. ....................................         1,133
         12   Colgate- Palmolive Co .......................         1,107
         32   Sysco Corp ..................................         1,044
         33   Bergen Brunswig Corp ........................           941
        103  +Perrigo Co ..................................           940
         34   Kelly Services Inc Cl A .....................           918
         42   Flowers Industries Inc ......................           903
         64   Ruddick Corp ................................           896
         23   Quaker Oats Co ..............................           877
         11   CPC International Inc. ......................           852
         13   General Mills Inc ...........................           824
         11   Ralston Purina Co ...........................           807
         43   International Multifoods Corp ...............           779
         19   Tambrands Inc. ..............................           777
         33   Church & Dwight Co Inc ......................           755
         13   Paychex Inc .................................           669
         21   TCA Cable TV Inc ............................           633
         11   Avon Products Inc ...........................           628
         39   Carter Wallace Inc ..........................           609
         18   Dean Foods Co................................           580
         29  +International Dairy Queen Inc
                  Cl A.....................................           580
         12  +Kroger Co ...................................           558
         12   McDonald's Corp. ............................           543
         15   Universal Foods Corp ........................           529
         12   Hershey Foods Corp ..........................           525
         13   Rite Aid Corp. ..............................           517
         13   Tootsie Roll Industries .....................           515
         27   Coors (Adolph) Co Cl B.......................           513
         22   Banta Corp. .................................           503
         27  +Ruby Tuesday Inc ............................           499
         10   Longs Drug Stores Inc........................           491
         13   National Presto Industries ..................           486
         26   ABM Industries Inc ..........................           481
         56   Bridgford Foods Corp ........................           476
         14  +Canandaigua Wine Co Cl B ....................           469
         14   Harland Co. .................................           462
         11  +Chris Craft Industries Inc ..................           461
         23   Luby's Cafeterias Inc. ......................           457
         11   American Stores Co ..........................           450
         21   Nash Finch Corp .............................           446
         62  +Shoney's Inc ................................           434
         10  +CVS Corp ....................................           412
         30  +Foodbrands America Inc ......................           412
         25   Goodmark Foods Inc ..........................           412
         14   Dreyers Grand Ice Cream Inc .................           406
         10  +Ceridian Corp ...............................           405
         14   First Brands Corp ...........................           397
         17   Whitman Corp ................................           389


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         20   Blair Corp ..................................          $385
         26   Dames & Moore Inc ...........................           380
         21   Lance Inc ...................................           378
         10   Giant Food Inc Cl A .........................           345
         10   Deluxe Corp .................................           327
         22  +AMC Entertainment Inc .......................           316
         32  +Buffets Inc .................................           292
         11  +Carmike Cinemas Inc. Cl A ...................           279
         16   Arbor Drugs Inc .............................           278
         17   Savannah Foods & Industries .................           230
         14   Michael Foods Inc ...........................           179
         10   Rykoff-Sexton Inc ...........................           159
         10   Dial Corp ...................................           148
         12   A.T. Cross Co Cl A ..........................           140
                                                                 --------
                                                                   62,701
                                                                 --------

              Energy (14.1%)
        930   Exxon Corp ..................................        91,140
        105   Royal Dutch Petroleum Co ADR ................        17,929
         79   Mobil Corp. .................................         9,658
        128   Chevron Corp ................................         8,320
        323  +Tuboscope Vetco International
                 Corp .....................................         5,006
         46   Amoco Corp ..................................         3,714
         50   Anadarko Petroleum Co .......................         3,237
        141  +Global Marine Inc ...........................         2,908
         43  +ENSCO International Inc .....................         2,085
         25   Tosco Corp ..................................         1,978
         17   Schlumberger Ltd ............................         1,698
         52  +Weatherford Enterra Inc .....................         1,560
         35   Phillips Petroleum Co. ......................         1,549
         11   Atlantic Richfield ..........................         1,459
         13   Texaco Inc ..................................         1,276
         49   Occidental Petroleum Corp ...................         1,145
         58  +Nabors Industries Inc .......................         1,116
         40   Georgia Gulf Corp ...........................         1,075
         23  +Smith International Inc .....................         1,032
         20  +Triton Energy Ltd ...........................           970
         18  +BJ Services Co...............................           918
         24   Parker & Parsley Petroleum Co ...............           882
         28   Dresser Industries Inc ......................           868
         36   USX-Marathon Group ..........................           859
         24   Mapco Inc ...................................           816
         53   Quaker State Corp ...........................           749
         14   Helmerich & Payne Inc .......................           730
         23   Valero Energy Corp ..........................           658
         11   Amerada Hess Corp. ..........................           637
         64   Ranger Oil Ltd...............................           632
         31   Wiser Oil Co ................................           612
         11   Murphy Oil Corp .............................           612
         10   Halliburton Co ..............................           602


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         17   Apache Corp .................................          $601
         23   Landauer Inc ................................           564
         34  +HS Resources Inc ............................           561
         39   Berry Petroleum Cl A ........................           561
         11   Burlington Resources Inc ....................           554
         17   Ultra Diamond Shamrock Corp..................           538
         32   Getty Petroleum Corp ........................           520
         14   Vintage Petroleum Inc .......................           483
         25   Sevenson Environmental
                 Services Inc..............................           456
        148  +Harken Energy Corp ..........................           444
         47  +Allied Waste Industrials Inc ................           435
         16   Holly Corp ..................................           428
         10  +Barrett Resources Corp ......................           426
         12   Baker Hughes Inc ............................           414
         16   Sun Co ......................................           390
         30  +Crown Central Petroleum Cl A ................           371
         12   Ashland Coal Inc ............................           333
         12  +Varco International Inc .....................           278
         27  +Parker Drilling Co ..........................           260
         10  +Oryx Energy Co ..............................           248
         15  +Pool Energy Services Co .....................           231
         13  +Plains Resources Inc ........................           203
         10  +Santa Fe Energy Resources ...................           139
         11  +Hondo Oil & Gas Co ..........................           120
                                                                 --------
                                                                  177,988
                                                                 --------
              Financial (11.1%)
      1,027   State Auto Financial Corp ...................        18,486
      1,021   South West Property Trust ...................        17,229
        220   Progressive Corp ............................        14,823
        230   Commerce Bancshares Inc .....................        10,638
        221   Universal Health Real Estate
                  Investment Trust.........................         4,530
        336   Western Investment Real Estate
                  Investment Trust.........................         4,368
         30   Summit Bancorp ..............................         1,312
         40   Equifax Inc. ................................         1,225
         86   Hibernia Corp Cl A ..........................         1,139
         40   Paine Webber Group Inc ......................         1,125
         21   Lincoln National Corp Ltd. ..................         1,102
         20   Comerica Inc ................................         1,047
         30   Southtrust Corp .............................         1,046
         22  +Policy Management Systems
                 Corp Technologies.........................         1,015
         30   Mercantile Bankshares Corp ..................           960
         10   Loews Corp ..................................           942
         11   Transatlantic Holdings Inc ..................           885
         20   AFLAC Inc ...................................           855
         67   First Union Real Estate Equity ..............           829
         18   U.S. Bancorp ................................           809


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         14   Chubb Corp ..................................          $752
         10   UNUM Corp ...................................           722
         17   Bancorp Hawaii Inc. .........................           714
         33   City National Corp ..........................           714
         18   Wilmington Trust Co .........................           711
         18   Capitol American Financial Corp .............           655
         16   Home Beneficial Corp ........................           606
         10   Forest City Enterprises Inc Cl A ............           605
         23   American Heritage Life Investors ............           604
         18   RLI Corp ....................................           601
         15   Financial Trust Corp ........................           598
         26   F & M National Corp .........................           556
         22   BRE Properties Inc ..........................           544
         14   New York Bancorp Inc ........................           542
         47   IRT Property Co .............................           540
         12   National City Corp ..........................           538
         22   Pennsylvania Real Estate
                  Investment Trust.........................           536
         16   Dauphin Deposit Corp ........................           528
         24   MGI Properties ..............................           528
         41   CRIIMI MAE Inc. .............................           528
         28   LTC Properties Inc ..........................           518
         19   Federal Realty Investment Trust..............           515
         27   Mid America Bancorp .........................           513
         13   Liberty Corp ................................           510
         21   Wellsford Residential Property
                 Trust ....................................           509
         15  +MAIC Holdings Inc ...........................           508
         22   Crawford & Co ...............................           503
         12   CNB Bancshares Inc ..........................           501
         15   Omega Healthcare Investors Inc ..............           499
         10   Liberty Bancorp Inc  ........................           497
         18   Zenith National Insurance ...................           493
         13   National Health Investors Inc. ..............           492
         31   Commercial Net Lease Realty .................           492
         33   Burham Pacific Properties Inc ...............           491
         29   Kranzco Realty Trust ........................           489
         20   Health Care Real Estate
                 Investment Trust Inc .....................           487
         15  +UICI ........................................           487
         20   Nationwide Health Properties Inc.............           485
         13   Student Loan Corp ...........................           484
         12   Protective Life Corp ........................           478
         20   American Health Properties Inc...............           477
         17   CBT Corp ....................................           467
         10   Trenwick Group Inc ..........................           463
         14   United Bankshares Inc .......................           462
         12   JSB Financial Inc ...........................           456
         14   First Financial Bancorp .....................           455
         14   Wesbanco Inc ................................           455
         13   Firstbank Illinois Co .......................           452


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         34   Hilb, Rogal & Hamilton Co ...................          $451
         13   Susquehanna Bancshares Inc ..................           450
         11   Farmers Capital Bank Corp ...................           448
         11   UMB Financial Corp ..........................           446
         15   First Michigan Bank Corp ....................           444
         12   First Financial Corp ........................           444
         24   Baldwin & Lyons Inc .........................           441
         18   Hubco Inc ...................................           441
         17   McGrath Rent Corp ...........................           438
         11   BT Financial Corp ...........................           436
         11   United Carolina Bancshares ..................           435
         14   Deposit Guaranty Corp .......................           434
         14   Gallagher (Arthur J.) & Co ..................           434
         36   EMC Insurance Group Inc .....................           432
         18   F & M Bancorp ...............................           432
         14   Argonaut Group Inc ..........................           431
         14   S&T Bancorp Inc .............................           431
         23   First Commonwealth Financial
                 Corp .....................................           428
         16   BSB Bancorp Inc .............................           428
         10   Associated Banc Corp ........................           425
         20   Heritage Financial Service Inc ..............           425
         12   Whitney Holding Corp ........................           425
         13   First Midwest Bancorp Inc ...................           424
         16   First Merchants Corp ........................           424
         10   US Bancorp Inc...............................           424
         11   Midland Co ..................................           424
         19   SEI Corp ....................................           423
         13   Merchants New York Bancorp ..................           423
         27   Avemco Corp .................................           422
         11   Frontier Insurance Group Inc ................           421
         11   National Communications
                  Bancorp..................................           421
         15   American Financial Enterprise
                  Inc......................................           420
         13   Corus Bankshares Inc ........................           419
         13   First United Bancshares Inc .................           419
         18   Allied Capital Commerical Corp ..............           419
         11   Fort Wayne National Corp ....................           418
         11   Selective Insurance Group ...................           418
         17   First Source Corp ...........................           417
         22   American Federal Bank .......................           415
         10   Banknorth Group Inc .........................           415
         42   Berkshire Realty Co .........................           415
         15   Brenton Banks Inc ...........................           414
         15   Community First Bankshares ..................           413
         24   Mid Am Inc ..................................           411
         13   Citizens Banking Corp  ......................           410
         14   National City Bancshares Inc ................           410
         11   First Commercial Corp .......................           408
         11   One Valley Bancorp Inc ......................           408


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         13   Albank Financial Corp .......................          $408
        233   CRI Liquidating Real Estate
                 Investment Trust Inc .....................           408
         14   Acordia Inc .................................           406
         14   Bank of Granite Corp ........................           406
         10   Hancock Holding Co...........................           405
         10   Horace Mann Educator Corp....................           404
         23   Magna Bancorp Inc ...........................           403
         22   NYMagic Inc .................................           396
         10   Safeco Corp .................................           394
         15   First Western Bancorp Inc ...................           394
         18   Fulton Financial Corp .......................           387
         40   Gainsco Inc .................................           385
         18   Trustco Bank Corp ...........................           385
         45   Cash America International Inc. .............           383
         10   Suffolk Bancorp .............................           383
         15   Keystone Financial Inc ......................           375
         14   Poe & Brown Inc .............................           371
         14   National Penn Bancshares Inc ................           366
         13   Bancorp South Inc ...........................           361
         10   Tompkins County Trustco Inc .................           334
         13   HCC Insurance Holdings Inc ..................           312
         11   Valley National Bancorp .....................           282
         13   USF&G Corp ..................................           271
         10   First Commerce Bancshares ...................           265
         20   Citizens Inc Cl A ...........................           170
         12   Taubman Centers Inc .........................           155
         12   ALFA Corp ...................................           152
          3  +Echelon International Corp ..................            47
                                                                 --------
                                                                  139,987
                                                                 --------
              Health Care (7.0%)
        341  +Amgen Inc. ..................................        18,542
        242   Columbia Healthcare Corp ....................         9,862
         86   Bristol-Myers Squibb Co. ....................         9,353
        226   Pharmacia & Upjohn Inc ......................         8,955
        331  +Tecnol Medical Products Inc. ................         5,006
         42   American Home Products Corp..................         2,462
         33   Schering-Plough Corp. .......................         2,137
        125   Mylan Laboratories Inc ......................         2,094
         53  +Centocor Inc ................................         1,895
         57  +Forest Laboratories Inc .....................         1,867
         24   Warner Lambert Co ...........................         1,800
         81  +Nellcor Puritan Bennett Inc .................         1,772
         36  +HealthCare COMPARE Corp .....................         1,525
         72  +Value Health Inc. ...........................         1,404
         15  +Pacificare Health Systems Inc ...............         1,279
         30   Beckman Instruments Inc .....................         1,151
         30  +HEALTHSOUTH Corp ............................         1,144
         19  +Boston Scientific Corp ......................         1,140
         25  +Watson Pharmaceuticals Inc...................         1,123

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         77  +Horizon/CMS Healthcare Corp .................          $972
         30  +Vencor Inc ..................................           949
         18   DENTSPLY International Inc...................           855
         38  +Tenet Healthcare Corp .......................           831
         24  +Foundation Health Corp ......................           762
         28   Diagnostic Products Corp.....................           724
         37  +Humana Inc ..................................           708
         47  +NovaCare Inc ................................           517
         18   West Inc ....................................           508
         11   Mallinckrodt Inc. ...........................           485
         12   Seafield Capital Corp .......................           465
         17  +ALZA Corp ...................................           440
         12   Chemed Corp .................................           438
         12   Allergan Inc. ...............................           427
         10  +St. Jude Medical Inc. .......................           426
         17  +Acuson Corp..................................           414
         11   Bausch & Lomb Inc ...........................           390
         37  +Medco Research Inc ..........................           388
         33  +Epitope Inc .................................           380
         11  +Advanced Technology
                  Laboratories.............................           341
         12   Bard (CR) Inc ...............................           336
         22   Biomet Inc. .................................           333
         16  +Datascope Corp ..............................           320
         21   Kinetic Concepts Inc ........................           257
         15  +Advanced Magnetics Inc ......................           233
         14  +Beverly Enterprises Inc......................           179
         10  +Systemix Inc ................................           153
                                                                 --------
                                                                   87,742
                                                                 --------
              Technology (2.8%)
        823   X-Rite Inc ..................................        13,580
        239  +Trident Microsystems Inc ....................         4,033
         42   First Data Corp .............................         1,533
         24   Raytheon Co .................................         1,155
         31  +Fiserv Inc ..................................         1,139
         21  +Compuware Corp ..............................         1,053
         22  +Litton Industries Inc .......................         1,048
         18  +Dell Computer Corp ..........................           956
         42  +Structural Dynamics Research
                  Corp.....................................           840
         72  +Novell Inc ..................................           682
         27  +Bell Industries Inc .........................           577
         21  +Esterline Technologies Corp .................           549
         20  +Stratus Computer Inc. .......................           545
         12   Fluke Corp ..................................           535
         23   Cubic Corp ..................................           532
         21  +Boole & Babbage Inc .........................           525
         11  +Storage Technology Corp .....................           524
         11  +BRC Holdings Inc ............................           492
         23  +Apple Computer Inc ..........................           480


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         10   Interpublic Group of Cos Inc ................          $475
         11   CTS Corp ....................................           470
         36   Kaman Corp Cl A..............................           468
         84  +Borland International Inc....................           457
         14   Analysts International Corp .................           395
        162  +Executone Information Systems
                  Inc......................................           385
         14  +Advanced Micro Devices Inc ..................           361
         11  +Keane Inc ...................................           349
         17   MTS Systems Corp ............................           340
         13  +Tekelec .....................................           205
         10   EG&G Inc ....................................           201
         41  +AST Research Inc ............................           172
         12  +Amdahl Corp .................................           146
         21  +Unisys Corp .................................           142
         12  +Intergraph Corp .............................           123
                                                                 --------
                                                                   35,467
                                                                 --------
              Transportation (1.7%)
        524   International Shipholding Corp ..............         9,694
        326  +Yellow Corp..................................         4,686
         24   Burlington Northern Santa Fe
                  Corp.....................................         2,073
         26   Alexander & Baldwin Inc......................           650
         29   Atlantic Southeast Airlines Inc. ............           634
         41   Hunt (JB) Transport Services Inc ............           574
         12  +Federal Express Corp. .......................           534
         42   Rollins Truck Leasing Corp ..................           530
         50  +USA Truck Inc ...............................           400
         44   Frozen Foods Express
                  Industries...............................           396
         21   Arnold Industries Inc .......................           333
         10  +Swift Transportation Co......................           235
         12   Caliber Systems Inc .........................           231
                                                                 --------
                                                                   20,970
                                                                 --------
              Utilities (9.2%)
        727   Eastern Utilities Association................        12,632
        352   GPU Inc .....................................        11,836
        525   Public Service Co of North
                 Carolina..................................         9,581
        327  +Tucson Electric Power Co ....................         5,436
        329   United Water Resources Inc ..................         5,141
        222   Washington Energy Co ........................         4,579
        153   Northeast Utilities .........................         2,027
         53   Florida Progress Corp .......................         1,709
         73   Southern Co .................................         1,652
         32   El Paso Natural Gas .........................         1,616
         46   CMS Energy Corp .............................         1,547
         57   Scana Corp ..................................         1,525
         67   Ohio Edison Co ..............................         1,524


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         35   Enron Corp ..................................        $1,509
         58   Potomac Electric Power Co....................         1,493
         45   Central Hudson Gas & Electric
                 Corp .....................................         1,412
         63   Montana Power Co ............................         1,347
         50   Boston Edison Co. ...........................         1,344
         31   Nipsco Industries Inc........................         1,228
         30   Public Service Co of Colorado................         1,166
         32  +CalEnergy Inc ...............................         1,076
         30   New England Electric ........................         1,046
         22   Duke Power Co ...............................         1,023
         47   Pacific Gas & Electric Co. ..................           987
         61   Midamerican Energy Holdings .................           968
         38   Puget Sound Power & Light ...................           912
         34   Indiana Energy Inc ..........................           829
         29   IPALCO Enterprises Inc.......................           790
         40   Public Service Co of New
                  Mexico...................................           785
         38   Edison International ........................           755
         20   Williams Cos Inc ............................           731
         25   MCN Corp Holding Co .........................           722
         29   LG & E Energy Corp ..........................           711
         25   Black Hills Corp ............................           703
         32   New York State Electric & Gas
                 Corp......................................           692
         59   Central Maine Power Co. .....................           686
         13   Coastal Corp ................................           635
         21   Brooklyn Union Gas Co........................           633
         13  +Tejas Gas Corp...............................           619
         30   American Water Works Inc.....................           619
         27   Houston Industries Inc.......................           611
         17   Southwestern Public Service .................           601
         14   National Fuel Gas Co ........................           577
         28   Pacificorp ..................................           574
         18   IWC Resources Corp ..........................           560
         13   California Water Services Co ................           546
         18   Energen Corp ................................           544
         21   Central & South West Corp ...................           538
         27   Philadelphia Suburban Corp ..................           537
         26   Nevada Power Co..............................           533
         19   TNP Entreprise Inc ..........................           520
         10   Sonat Inc. ..................................           515
         15   Northwestern Public Service Co...............           514
         16   Idaho Power Co ..............................           498
         12   Texas Utilities Co ..........................           489
         20   South Jersey Industries Inc..................           487
         23   AGL Resources Inc ...........................           486
         19   Connecticut Natural Gas Corp ................           484
         16   IES Industries Inc ..........................           478
         20   Atmos Energy Corp ...........................           477
         28   Cascade Natural Gas Corp ....................           476

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


         15   E Town Corp .................................          $474
         17   Aquarion Co .................................           474
         13   Hawaiian Electric Industries Inc.............           470
         10   SJW Corp ....................................           469
         16   New Jersey Resources Corp ...................           468
         14   Cinergy Corp. ...............................           467
         10   FPL Group Inc. ..............................           460
         20   MDU Resources Group Inc .....................           460
         13   Eastern Enterprises Inc......................           460
         19   Laclede Gas Co ..............................           458
         11   American Electric Power Co ..................           452
         16   Bay State Gas Co.............................           452
         13   Sig Corp Inc ................................           450
         24   Empire District Electric Co..................           450
         19   Commonwealth Energy System ..................           444
         12   Cilcorp Inc .................................           439
         10   Pennsylvania Enterprises Inc ................           439
         20   Southern California Water Co ................           435
         39  +Citizens Utilities Co Cl B ..................           434
         15   North Carolina Natural Gas Corp .............           433
         12   Orange & Rockland Utilities Inc..............           430
         12   Wicor Inc ...................................           430
         18   Green Mountain Power Corp....................           430
         19   United Cities Gas Co.........................           428
         15   WPS Resources Corp ..........................           428
         19   UGI Corp ....................................           425
         11   Dominion Resources Inc ......................           424
         18   Piedmont Natural Gas Inc ....................           421
         13   Otter Tail Power Co .........................           418
         27   St Joseph Light & Power Co...................           415
         17   Northwest Natural Gas Co ....................           408
         20   Madison Gas & Electric Co....................           405
         17   PP & L Resources Inc ........................           391
         13   Oneok Inc. ..................................           390
         10   Union Electric Co............................           385
         17   Washington Gas Light Co .....................           385
         18   Colonial Gas Co .............................           383
         12   United Illuminating Co.......................           377
         12   Pacific Enterprises .........................           365
         13   Entergy Corp ................................           361
         40  +TPC Corp ....................................           360
        104  +PhoneTel Technologies Inc ...................           332
         15   Western Gas Resources Inc ...................           289
         13   Yankee Energy System Inc.....................           278
         11   Connecticut Energy Corp .....................           234
         11   Noram Energy Corp. ..........................           169
         16  +Niagara Mohawk Power Corp....................           158
                                                                 --------
                                                                  116,278
                                                                 --------
              Total Common Stocks
                 (Cost $914,983)...........................       947,801
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Long-Term Retirement Fund (continued)


              Unit Investment Trust (4.5%)
                 (Cost $58,506)
        775   Standard & Poor's
                    Depositary Receipts ...................       $57,302
                                                                 --------
              Open End Investment Company (4.3%)
                 (Cost $53,052)
      5,072   Bankers Trust EAFE Equity
                  Index Fund...............................        53,861
                                                                 --------
Principal
Amount
              U.S. Government
                  Obligations (20.2%)
              U.S. Treasury Bond (2.8%)
    $35,000   6.875% Due 8/15/25 ..........................        35,689
                                                                 --------
              U.S. Treasury Notes (17.4%)
    121,000   5.500% Due 11/15/98 .........................       120,187
     98,000   6.500% Due 8/15/05 ..........................        98,628
                                                                 --------
                                                                  218,815
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $254,302)...........................       254,504
                                                                 --------
              Total Investments (104.2%)
                 (Cost $1,280,843).........................     1,313,468

              Liabilities in Excess of
                 Other Assets (-4.2%)......................       (53,577)
                                                                 --------
              Total Net Assets (100.0%)....................    $1,259,891
                                                                =========

+  Non-income producing security.

                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


       Tomorrow Medium-Term Retirement Fund


              COMMON STOCKS (59.8%)
              Basic Materials (4.2%)
      1,037   Barrick Gold Corp ...........................       $29,684
        306   Dow Chemical Co .............................        23,983
        500   Quaker Chemical Corp ........................         8,188
        382   Lawter International Inc ....................         4,823
        229   Stepan Chemical Co ..........................         4,666
        178   Placer Dome Inc ADR .........................         3,872
        235   Coeur D'Alene Mines Corp ....................         3,554
         55   Aluminum Co of America ......................         3,506
         78   Newmont Mining Corp .........................         3,490
         63   Consolidated Papers Inc .....................         3,095
         69   Bowater Inc .................................         2,596
         35   Pioneer Hi Bred International ...............         2,450
        251   Ethyl Corp ..................................         2,416
         76   Georgia Gulf Corp ...........................         2,042
         30   Phelps Dodge Corp ...........................         2,025
         23   Rohm & Haas Co ..............................         1,877
         44   Olin Corp ...................................         1,655
         38   Champion International Corp. ................         1,643
         27   Reynolds Metals Co ..........................         1,522
         26   BetzDearborn Inc. ...........................         1,521
         78   Crompton & Knowles Corp .....................         1,501
         28   Nucor Corp ..................................         1,428
         31   International Flavors &
                 Fragrances Inc............................         1,395
         44   Chesapeake Corp .............................         1,380
         44   USX-U.S. Steel Group ........................         1,380
         73   Wausau Paper Mills Co .......................         1,350
         41   Inco Ltd ....................................         1,307
         20   Sigma Aldrich Corp ..........................         1,249
         44   Ferro Corp ..................................         1,248
         30   Minerals Technologies Inc ...................         1,230
         69   RPM Inc .....................................         1,173
         63   Glatefelter (PH) Co .........................         1,134
         58   Engelhard Corp ..............................         1,109
         47   Cyprus Amax Minerals Co. ....................         1,099
         34   Dexter Corp .................................         1,084
         20   Temple Inland Inc ...........................         1,082
         23   Cleveland Cliffs Inc  .......................         1,044
         42   Schulman Inc ................................         1,029
         76   Calgon Carbon Corp ..........................           931
         65   Homestake Mining Co .........................           926
         15   Mead Corp ...................................           872
        126   Battle Mountain Gold Co .....................           866
         18   Petrolite Corp ..............................           864
         18   Great Lakes Chemical Corp. ..................           841
         24   James River Corp of Virginia ................           795
         16   Union Camp Corp .............................           764
         20   Mosinee Paper Corp ..........................           710
         15   Fuller H B Co ...............................           705

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         24   Westvaco Corp ...............................          $690
         13   Ameron Inc ..................................           671
         18   Bemis Inc ...................................           664
         24   Tuscarora Inc ...............................           657
         36   Worthington Industries ......................           652
         97   Echo Bay Mines Ltd ..........................           643
         31   Inland Steel Industries Inc .................           620
         19   Liqui-Box Corp ..............................           618
         17  +Tremont Corp ................................           614
         24   International Aluminum Corp .................           612
         22   FAB Industries Inc ..........................           605
         16   Ecolab Inc ..................................           602
         18   Florida Rock Industries Inc .................           590
         21   MacDermid Inc ...............................           578
         17   South Down Inc ..............................           529
         16   Cambrex Corp ................................           524
         20   Sonoco Products Co ..........................           518
         36   Tejon Ranch Co. .............................           518
         89  +Hecla Mining Co .............................           490
         13   Nalco Chemical Co ...........................           470
         15   Puerto Rican Cement Inc .....................           469
         71  +Amax Gold Inc ...............................           453
         12   Carpenter Technology Corp ...................           440
          9  +MAXXAM Inc ..................................           429
         23   Oregon Steel Mills ..........................           385
         40  +Bethlehem Steel Corp. .......................           360
                                                                 --------
                                                                  153,505
                                                                 --------
              Capital Goods (6.1%)
        532   McDonnell Douglas Corp ......................        34,048
        321   Minnesota Mining &
                 Manufacturing Co .........................        26,603
      1,033   Raymond Corp ................................        17,948
        122   Boeing Co ...................................        12,978
        200  +Analog Devices Inc. .........................         6,775
        200  +ADC Telecommunications Inc ..................         6,225
         62   Emerson Electric Co. ........................         5,999
        291   Westinghouse Electric Corp ..................         5,784
        100   York International Corp .....................         5,588
        159   WMX Technologies Inc. .......................         5,187
        337   Oil-Dri Corp America ........................         5,055
        109   Corning Inc .................................         5,041
        228   Penn Engineering &
                 Manufacturing Corp .......................         4,674
         66   Honeywell Inc. ..............................         4,340
         76   Crown Cork & Seal Inc .......................         4,133
        338  +Nashua Corp. ................................         4,056
        236  +Vallen Corp .................................         3,924
         51   Fluor Corp ..................................         3,200
         52   Sundstrand Corp .............................         2,210
         40   Tyco International Ltd ......................         2,115


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Textron Inc .................................        $1,885
         27   Eaton Corp ..................................         1,883
         50   Trinity Industries Inc ......................         1,875
         80   Allegheny Teledyne Inc ......................         1,840
         30   Miller (Herman) Inc .........................         1,699
         74   Premark International Inc ...................         1,647
         19   Raychem Corp  ...............................         1,522
         34   Hubbell Inc Cl B ............................         1,471
         29   Dover Corp ..................................         1,457
         44   HON Industries ..............................         1,452
         27   Alco Standard Corp ..........................         1,394
         62   Ametek Inc ..................................         1,380
         53   Pall Corp ...................................         1,352
         27   Kaydon Corp .................................         1,272
        102   Laidlaw Inc Cl B ............................         1,173
         35   Donaldson Co Inc ............................         1,173
         30   Parker Hannifin Corp ........................         1,162
         23   Precision Castparts Corp ....................         1,141
         32   Pentair Inc .................................         1,032
         12   Northrop Gruman Corp ........................           993
         30   Standard Register Co ........................           975
         41  +Jacobs Engineering Group Inc ................           969
         15   Nordson Corp ................................           956
         23   Millipore Corp ..............................           952
         13   General Dynamics ............................           916
         45   Keystone International Inc ..................           906
         11   Grainger WW Inc .............................           883
         17   Harnischfeger Industries Inc. ...............           818
         18   General Signal Corp .........................           769
         28   Duriron Co Inc ..............................           759
         16   Cummins Engine Inc ..........................           736
         18   Butler Manufacturing Co .....................           729
         20   Avery Dennison Corp .........................           707
         38   Gencorp Inc .................................           689
         17  +Sequa Corp Cl A .............................           667
         11   Barnes Group Inc ............................           660
         51  +Magnetek Inc ................................           657
         44   Daniel Industries ...........................           649
         16   IDEX Corp ...................................           638
         85  +Insituform Technologies Cl A ................           627
         27   Learonal Inc ................................           621
         19   Kysor Industrial Corp .......................           620
         20   Standex International Corp ..................           617
         25   Baldor Electric Co ..........................           616
         25   Brady W H Co ................................           616
         10   Carlisle Cos Inc ............................           605
         19   Stone & Webster Inc .........................           603
         26   Goulds Pumps Inc ............................           596
         18   Gleason Corp ................................           596
         11   NACCO Industries Inc Cl A ...................           588
         24   Watts Industries Inc Cl A ...................           573


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   Commercial Metals ...........................          $572
         26  +Osmonics Inc ................................           572
         22   Graco Inc ...................................           539
         10   Mine Safety Appliances Co ...................           532
         28   Armor All Products Corp .....................           532
         57  +Thermo Fibertek Inc .........................           531
         23  +Lydall Inc ..................................           517
         24   Moore Corp Ltd ..............................           489
         17  +Bearings Inc ................................           474
         21   Cincinnati Milacron Inc .....................           459
         22   Varlen Corp .................................           452
         25   McDermott International Inc .................           416
         21   Granite Construction Inc ....................           399
         17  +Rohr Inc ....................................           385
         60   UNR Industries Inc ..........................           360
          7   Briggs & Stratton Corp ......................           308
         18   Brush Wellman Inc. ..........................           295
         51  +Air and Water Technologies
                  Corp.....................................           293
         10   Ball Corp ...................................           260
        129  +Rollins Environmental Inc ...................           226
                                                                 --------
                                                                  225,610
                                                                 --------
              Communications Services (1.1%)
        237   GTE Corp ....................................        10,784
        256   Sprint Corp .................................        10,208
        189   US West Inc .................................         6,095
        135   ALLTEL Corp .................................         4,236
         77   NYNEX Corp ..................................         3,706
         72   Century Telephone Enterprises
                  Inc......................................         2,223
         44   Frontier Corp ...............................           995
         42   Aliant Communications .......................           714
                                                                 --------
                                                                   38,961
                                                                 --------
              Consumer Cyclical (8.5%)
        836   May Department Stores Co ....................        39,083
        641   Penney (J.C.) Co Inc. .......................        31,249
        334   Eastman Kodak Co ............................        26,804
      1,033   Russ Berrie & Co Inc ........................        18,594
        725   Wackenhut Corp Ser A ........................        12,506
        243  +Fred Meyer Inc ..............................         8,627
        200  +Atmel Corp ..................................         6,625
        415   Ruddick Corp ................................         5,810
        342  +National Education Corp .....................         5,216
        163   Gap Inc. ....................................         4,910
        120  +Fruit of the Loom Inc .......................         4,545
        233   Sturm Ruger & Co Inc ........................         4,514
        450  +Playboy Enterprises Inc Cl B ................         4,388
        157   Mattel Inc ..................................         4,357
        221   Caseys General Stores Inc ...................         4,144

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        351  +Lifetime Hoan Corp ..........................        $4,124
        105   Dayton Hudson Corp ..........................         4,121
        224   The Limited Inc .............................         4,116
        161   Dun & Bradstreet Corp .......................         3,824
         48   Gannet Inc ..................................         3,594
         10   Washington Post Co ..........................         3,351
        118   Service Corp International ..................         3,304
         49  +Vons Cos Inc ................................         2,934
         74  +Jones Apparel Group .........................         2,766
         60   Omnicom Group Inc ...........................         2,745
         67   Masco Corp ..................................         2,412
         36   Vulcan Materials Co .........................         2,192
         39  +Nine West Group Inc .........................         1,809
         49   Hannaford Brothers Co .......................         1,666
         63  +HSN Inc .....................................         1,496
         30   TRW Inc. ....................................         1,485
        143  +K mart Stores ...............................         1,484
         38   New York Times Co Cl A ......................         1,444
         31   Lancaster Colony Corp .......................         1,426
         30   Interpublic Group of Cos Inc ................         1,425
        129  +Burlington Industries Inc ...................         1,419
         53  +Lands' End Inc ..............................         1,405
         40   Belo (AH) Corp - Ser A ......................         1,395
         45   Dillard Department Stores ...................         1,389
         35   Hasbro Inc ..................................         1,361
         24   Houghton Mifflin Co .........................         1,359
         36   Tiffany & Co ................................         1,319
         29   Genuine Parts Co ............................         1,294
         19  +Scholastic Corp .............................         1,278
         24   Meredith Corp ...............................         1,266
         47   Modine Manufacturing ........................         1,257
         27   Harcourt General ............................         1,245
         67   Sotheby's Holdings Cl A .....................         1,240
         18   VF Corp .....................................         1,215
         26   McGraw-Hill Cos Inc .........................         1,199
         27   Tandy .......................................         1,188
         25   Whirlpool Corp ..............................         1,166
         24   TJX Cos Inc .................................         1,137
         34   Cognizant Corp ..............................         1,122
         29   Liz Claiborne Inc. ..........................         1,120
         14   Tribune Co. .................................         1,104
         26   Reebok International Ltd ....................         1,092
         26  +CVS Corp ....................................         1,073
         61   Wellman Inc .................................         1,045
         36   First Brands Corp ...........................         1,022
         33   Circuit City Store Inc ......................           994
         17   Sherwin-Williams Co. ........................           952
         89  +Best Buy Co Inc .............................           946
         93   Stride Rite Corp ............................           930
         34   Stanhome Inc ................................           901
         22  +Ceridian Corp ...............................           891


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         45   Cooper Tire & Rubber ........................          $889
         26   Dow Jones & Co Inc ..........................           881
         20   Polaroid Corp ...............................           870
         14   NCH Corp ....................................           843
         17   Mercantile Stores ...........................           839
         12   Armstrong World Industries Inc ..............           834
        192  +Service Merchandise Inc .....................           816
         27   Black & Decker Corp .........................           813
         41   Maytag Corp .................................           810
         62   Fingerhut Cos Inc. ..........................           759
         24   Echlin Inc. .................................           759
         41   Brown Group Inc .............................           753
         26   American Greetings Cl A .....................           738
         30   Donnelly Corp ...............................           735
         21   McClatchy Newspapers Cl A ...................           735
         11  + Culbro Corp .................................           714
        163   Ekco Group Inc ..............................           713
         22   Wiley John & Sons ...........................           709
         70   Graphic Industries Inc ......................           709
         27  +MacFrugals Bargains Closeouts ...............           705
         50   ADVO Inc ....................................           700
        113  +American Media Inc ..........................           664
         15  +Volt Information Sciences Inc ...............           656
         48  +Johnson Worldwide Associates
                  Inc Cl A.................................           636
         22   Starrett LS Co Cl A .........................           624
         23   Stanley Works ...............................           621
         24  +Christiana Cos ..............................           618
         12   WD-40 Co ....................................           612
         24   Standard Products Co ........................           612
         87  +Shoney's Inc ................................           609
         46   Kaman Corp Cl A  ............................           598
         15   Apogee Enterprises Inc ......................           596
         30   Luby's Cafeterias Inc. ......................           596
         17   Plenum Publishing Corp ......................           595
         58   Crown Crafts Inc ............................           580
         21   Tennant Co ..................................           577
         67  +Handleman Co ................................           569
         26   True North Communications ...................           569
         26  +Woolworth Corp ..............................           569
         37   Osh Kosh B'Gosh Cl A  .......................           564
         23   Bassett Furniture Industries Inc ............           563
         21   Guilford Mills Inc ..........................           559
         22   American Business Products ..................           553
         12   OEA Systems Inc .............................           549
         21  +CSS Industries Inc ..........................           546
         20   Unitog Co ...................................           545
         25   Smart and Final Inc .........................           541
         86   PT Tri Polyta Indonesia ADR .................           537
         23   Lee Enterprises Inc .........................           535
        132  +Topps Co Inc ................................           528
         62  +Syms Corp ...................................           527

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         19   K2 Inc ......................................          $522
         28   Walbro Corp. ................................           511
         26   Delechamps Inc ..............................           504
         21   Waverly Inc .................................           499
         26   Alico Inc ...................................           487
         16   American List Corp. .........................           486
         30   Strawbridge & Clothier ......................           476
         12   Knight- Ridder Inc ..........................           459
         31   Duty Free International Inc .................           449
         15   Russell Corp ................................           446
         47   Blessings Corp ..............................           438
         39   Hancock Fabrics Inc .........................           405
          8   Home Depot Inc ..............................           401
         49  +Intelligent Electronics Inc. ................           392
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           368
         26  +Information Resources Inc ...................           364
         32   Ennis Business Forms ........................           360
         19   Ogden Corp ..................................           356
         18  +Gibson Greetings Inc ........................           353
         95   CML Group Inc ...............................           321
         39  +GRC International Inc .......................           317
         18  +AnnTaylor Stores Corp .......................           315
         14   Lawson Products Inc .........................           306
         21   Falcon Products Inc .........................           299
         25   A.T. Cross Co Cl A ..........................           291
         11  +ACNielsen Corp ..............................           166
          6  +Echelon International Corp ..................            93
                                                                 --------
                                                                  313,941
                                                                 --------
              Consumer Staples (9.5%)
        391   Kimberly-Clark Corp .........................        37,243
      1,016  +Viacom Inc. Cl B ............................        35,433
        517   Kellogg Co ..................................        33,928
      1,453   Archer Daniels Midland Co....................        31,966
        762   Anheuser-Busch Cos Inc. .....................        30,480
        152   Unilever NV ADR  ............................        26,638
        416  +Revco D.S. Inc ..............................        15,392
        731   Goodmark Foods Inc ..........................        12,062
        734   Genovese Drugs Stores .......................        11,379
        543   Dames & Moore Inc ...........................         7,941
        174   Albertsons Inc ..............................         6,199
        105   Cardinal Health Inc .........................         6,116
        201   IBP Inc .....................................         4,874
         51   Colgate-Palmolive Co. .......................         4,705
        129   Heinz H J Co ................................         4,644
         93   Conagra Inc .................................         4,627
         62   Ralston Purina Co............................         4,549
        230   ABM Industries Inc ..........................         4,255
        105   IMC Global Inc ..............................         4,108

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


        123   UST Inc. ....................................        $3,982
         50   CPC International Inc. ......................         3,875
        106   Sysco Corp ..................................         3,458
         51   General Mills Inc ...........................         3,232
         82   Tyson Foods Inc Cl A ........................         2,809
         49   Tambrands Inc. ..............................         2,003
         42  +Kroger Co ...................................         1,953
         48   Quaker Oats Co ..............................         1,830
         82   Flowers Industries Inc ......................         1,763
         59   Bergen Brunswig Corp ........................         1,682
         26   Avon Products Inc ...........................         1,485
         46   Dean Foods Co ...............................         1,484
         32   McDonald's Corp. ............................         1,448
         36   Rite Aid Corp. ..............................         1,431
         52   Kelly Services Inc Cl A .....................         1,404
         32   Hershey Foods Corp ..........................         1,400
         45   TCA Cable TV Inc ............................         1,356
        143  +Perrigo Co ..................................         1,305
         31   American Stores Co ..........................         1,267
         24   Paychex Inc .................................         1,235
         12   Clorox Co. ..................................         1,205
         74   Dial Corp ...................................         1,091
         59   International Multifoods Corp ...............         1,069
         49  +International Dairy Queen Inc
                  Cl A.....................................           980
         18   Longs Drug Stores Inc .......................           884
         24   Universal Foods Corp ........................           846
         44  +Ruby Tuesday Inc ............................           814
         35   Whitman Corp ................................           801
         42   Coors (Adolph) Co Cl B.......................           798
         24   Harland Co. .................................           792
         24   Deluxe Corp .................................           786
         22   Giant Food Inc Cl A .........................           759
         28   Amcast Industrial Corp ......................           693
         18  +King World Productions Inc ..................           664
         36   Lance Inc ...................................           648
         28   Banta Corp. .................................           640
         17   National Presto Industries ..................           635
         72   Bridgford Foods Corp ........................           612
         28   Nash Finch Corp .............................           595
         13   Brown-Forman Corp Cl B ......................           595
         21   West Co .....................................           593
         14  +Chris Craft Industries Inc ..................           586
         18   Winn Dixie Stores ...........................           569
         43   WLR Foods Inc ...............................           532
         80  +Uno Restaurant Corp .........................           530
         18   Supervalu Inc. ..............................           511
         36   Savannah Foods & Industries .................           486
         14   Dreyers Grand Ice Cream Inc .................           406
         17  +Carmike Cinemas Inc. Cl A ...................           431

                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         29  +Foodbrands America Inc ......................          $399
         42  +Buffets Inc .................................           383
         19   Blair Corp ..................................           366
          6   Tecumseh Products Co Cl B ...................           341
          9   National Services Industries Inc ............           336
         20  +AMC Entertainment Inc .......................           287
          7  +Footstar Inc ................................           174
                                                                 --------
                                                                  349,778
                                                                 --------
              Energy (9.9%)
        543   Exxon Corp ..................................        53,214
        216   Royal Dutch Petroleum Co ADR  ...............        36,882
        249   Atlantic Richfield ..........................        33,024
        194   Mobil Corp. .................................        23,716
      1,236   Sevenson Environmental
                 Services Inc .............................        22,557
        195   Schlumberger Ltd ............................        19,476
        225   Amoco Corp ..................................        18,169
        181   Texaco Inc ..................................        17,761
      1,066   Quaker State Corp ...........................        15,057
        732  +HS Resources Inc ............................        12,078
        730  +Tuboscope Vetco International
                 Corp .....................................        11,315
        160   Chevron Corp  ...............................        10,400
        534   Getty Petroleum Corp ........................         8,677
        101   Anadarko Petroleum Co .......................         6,540
        130   Phillips Petroleum Co. ......................         5,752
        259   Global Marine Inc ...........................         5,342
        216   Occidental Petroleum Corp ...................         5,049
         60   Halliburton Co ..............................         3,615
         79   Tidewater Inc ...............................         3,575
        135   USX-Marathon Group ..........................         3,223
        103  +Dresser Industries Inc ......................         3,193
         39   Tosco Co ....................................         3,086
         58  +Ensco International Inc .....................         2,813
         58  +Smith International Inc .....................         2,603
         45  +BJ Services Co ..............................         2,295
         76  +Weatherford Enterra Inc .....................         2,280
         62   Parker & Parsley Petroleum Co ...............         2,278
        115  +Nabors Industries Inc .......................         2,214
         43   Burlington Resources Inc ....................         2,166
         60   Mapco Inc ...................................         2,040
         60   Valero Energy Corp ..........................         1,717
        164   Ranger Oil Ltd ..............................         1,619
         43   Apache Corp .................................         1,521
         44   Baker Hughes Inc ............................         1,518
         27   Murphy Oil Corp .............................         1,502
         27   Helmerich & Payne Inc .......................         1,407
         44   Ultramar Diamond Shamrock
                  Corp.....................................         1,391
         22   Amerada Hess Corp. ..........................         1,273

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         39   Sun Co Inc ..................................          $951
         31   Black Hills Corp ............................           872
         33  +Oryx Energy Co ..............................           817
         11   Kerr Mcgee Corp .............................           792
         37   Wiser Oil Co ................................           731
         29  +Varco International Inc .....................           671
         19   Vintage Petroleum Inc .......................           655
         45   Berry Petroleum Cl A ........................           647
         26   Landauer Inc ................................           637
         14  +Barrett Resources Corp ......................           597
         11   Louisiana Land & Exploration Co .............           590
         21   Ashland Coal Inc ............................           583
        187  +Harken Energy Corp ..........................           561
         60  +Allied Waste Industries Inc .................           555
         57  +Parker Drilling Co ..........................           549
         20   Holly Corp ..................................           535
         12   Ashland Inc .................................           526
         42  +Crown Central Petroleum Cl A ................           520
                                                                 --------
                                                                  364,127
                                                                 --------
              Financial (6.0%)
      1,029   Mid Am Inc ..................................        17,622
      1,039   Kranzco Realty Trust  .......................        17,533
      1,037   Commercial Net Lease Realty .................        16,462
        533   Avemco Corp .................................         8,328
        200   Southtrust Corp .............................         6,975
        100   Progressive Corp ............................         6,738
        181   First Data Corp .............................         6,607
        132   PHH Corp ....................................         5,676
        100   Comerica Inc ................................         5,238
        227   Universal Health Realty Income ..............         4,654
        100   Commerce Bancshares Inc .....................         4,625
        230   Mid America Bancorp .........................         4,370
        230   LTC Properties Inc ..........................         4,255
        234   State Auto Financial Corp ...................         4,212
        232   Magna Bancorp Inc ...........................         4,060
        225   NYMAGIC Inc .................................         4,050
        233   South West Property Trust ...................         3,932
         73   Lincoln National Corp Ltd. ..................         3,833
         69   Chubb Corp ..................................         3,709
         36   Loews Corp ..................................         3,393
        100   Paine Webber Group Inc ......................         2,813
         49   U.S. Bancorp ................................         2,202
         19   Marsh & McLennan Cos ........................         1,976
         45   Bancorp Hawaii Inc. .........................         1,890
        142   Hibernia Corp Cl A ..........................         1,882
         26   UNUM Corp ...................................         1,879
         23   Transatlantic Holdings Inc ..................         1,852
         84   City National Corp ..........................         1,817
         46   Northern Trust Corp .........................         1,668
         18   TransAmerica Corp ...........................         1,424

                       See notes to financial statements






TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   St Paul Cos. Inc. Corp ......................        $1,290
         28   National City Corp ..........................         1,257
         29   Wilmington Trust Co .........................         1,146
         31   Dauphin Deposit Corp ........................         1,023
         18   Jefferson- Pilot Corp .......................         1,019
         16   Citizens Bancorp ............................           992
         24   Safeco Corp .................................           947
         41   Church & Dwight Co Inc ......................           938
         24   Home Beneficial Corp ........................           909
         21   Financial Trust Corp ........................           837
         10   Republic NY Corp ............................           816
         21   New York Bancorp Inc ........................           814
         20   Capitol American Financial Corp .............           727
         17   CNB Bancshares Inc ..........................           710
         28   BRE Properties Inc ..........................           693
         18   Midland Co ..................................           693
         33   USF&G Corp ..................................           689
         30   Crawford & Co ...............................           686
         31   MGI Properties ..............................           682
         17   BT Financial Corp ...........................           674
         45   Burham Pacific Properties Inc ...............           669
         17   Liberty Corp ................................           667
         20   United Bankshares Inc .......................           660
         20   First Midwest Bancorp Inc ...................           652
         22   First Michigan Bank Corp ....................           652
         17   JSB Financial Inc ...........................           646
         17   Selective Insurance Group ...................           646
         21   Argonaut Group Inc ..........................           646
         25   McGrath Rent Corp ...........................           644
         16   Tredegar Industries Inc .....................           642
         16   UMB Financial Corp ..........................           638
         18   Whitney Holding Corp ........................           637
         12   Park National Corp ..........................           636
         15   USBancorp Inc ...............................           636
         26   Penn Real Estate Investment
                  Trust....................................           634
         16   United Carolina Bancshares ..................           632
         17   First Commercial Corp .......................           631
         17   First Financial Corp ........................           629
         18   Firstbank Illinois Co .......................           625
         19   First Financial Bancorp .....................           617
         45   Commercial Intertech Corp ...................           613
         19   Corus Bankshares Inc ........................           613
         19   First United Bancshares Inc .................           613
         15   Farmers Capital Bank Corp ...................           611
         21   Bank of Granite Corp ........................           609
         12   Berkley W R Corp ............................           609
         33   Baldwin & Lyons Inc .........................           606
         22   CBT Corp ....................................           605
         22   Community First Bankshares ..................           605
         23   American Heritage Life Investors ............           604


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         22   Zenith National Insurance ...................          $602
         28   Fulton Financial Corp .......................           602
         13   Trenwick Group Inc ..........................           601
         25   F & M Bancorp Frederick .....................           600
         28   Heritage Financial Service Inc ..............           595
         48   First Union Real Estate .....................           594
         19   S&T Bancorp Inc .............................           584
         21   Bancorp South Inc ...........................           583
         24   Nationwide Health ...........................           582
        331   CRI Liquidating REIT Inc.....................           579
         68   Cash America International Inc. .............           578
         22   First Western Bancorp Inc ...................           577
         27   F & M National Corp .........................           577
         50   IRT Property Co .............................           575
         15   Frontier Insurance Group Inc ................           574
         44   Western Investment Real Estate ..............           572
         15   National Health Investors, Inc. .............           568
         17   Tompkins County Trustco Inc .................           567
         17   Omega Healthcare Investors Inc ..............           565
         23   Hubco Inc ...................................           563
         20   American Financial Enterprise
                  Inc......................................           560
         21   First Merchants Corp ........................           556
         21   Poe & Brown Inc .............................           556
         25   SEI Corp ....................................           556
         26   Trustco Bank Corp ...........................           556
          7  +Alexander's Inc .............................           554
         20   Brenton Banks Inc ...........................           552
         20   Federal Realty Investment Trust .............           542
         29   First Commonwealth Financial
                 Corp .....................................           540
         45   EMC Insurance Group Inc .....................           540
          6  +Markel Corp .................................           540
         22   First Source Corp ...........................           539
         21   Valley National Bancorp .....................           538
         22   Health Care REIT Inc ........................           536
         11   Mark Twain Bancshares Inc ...................           536
         20   BSB Bancorp Inc .............................           535
         23   Allied Capital Commercial Corp ..............           535
         22   Wellsford Residential Property
                 Trust.....................................           533
         17   Albank Financial Corp .......................           533
         40   Hilb, Rogal & Hamilton Co ...................           530
         28   American Federal Bank .......................           528
         41   CRIIMI MAE Inc. .............................           528
         22   American Health Properties ..................           525
         20   National Pennsylvania
                 Bancshares Inc ...........................           522
         16   Merchants New York Bancorp ..................           520
         15  +MAIC Holdings Inc ...........................           508
         16   Citizens Banking Corp  ......................           504


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         20   Keystone Financial Inc ......................          $500
         50   Berkshire Realty Co .........................           494
         51   Gainsco Inc .................................           491
         21   Albany International Corp Cl A  .............           486
         16   Acordia Inc .................................           464
         14   Gallagher (Arthur J.) & Co ..................           434
         16   HCC Insurance Holdings Inc ..................           384
                                                                 --------
                                                                  221,537
                                                                 --------
              Health Care (4.4%)
        373   Schering-Plough Corp. .......................        24,152
        591   Columbia Healthcare Corp ....................        24,083
        118   Bristol-Myers Squibb Co. ....................        12,833
        199   American Home Products Corp. ................        11,666
        187  +Amgen Inc. ..................................        10,168
        232   Pharmacia & Upjohn Inc ......................         9,193
         94   Warner Lambert Co ...........................         7,050
         89  +Boston Scientific Corp ......................         5,340
        100  +HEALTHSOUTH Corp ............................         3,813
        300   Kinetic Concepts Inc ........................         3,675
        347  +Medco Research Inc ..........................         3,644
        204   Mylan Laboratories Inc ......................         3,417
         96  +Forest Laboratories Inc .....................         3,144
        142  +Nellcor Inc .................................         3,106
         84  +Centocor Inc ................................         3,003
         35  +Pacificare Health Systems Inc ...............         2,984
         65  +Watson Pharmaceuticals ......................         2,921
         70  +Biogen Inc. .................................         2,713
         52  +HealthCare COMPARE Corp .....................         2,203
         98  +Tenet Healthcare Corp .......................         2,144
        101  +Value Health Inc. ...........................         1,969
         61  +Foundation Health Corp ......................         1,937
        100  +Humana Inc ..................................         1,912
        135  +Horizon/CMS Healthcare Corp .................         1,704
         33   Mallinckrodt Inc. ...........................         1,456
         29   DENTSPLY International Inc. .................         1,377
         25  +St. Jude Medical Inc. .......................         1,066
         34   Diagnostic Products Corp ....................           880
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         50   Biomet Inc ..................................           756
         21   Bausch & Lomb Inc ...........................           745
         18   United States Surgical Corp .................           709
         62  +Novacare Inc ................................           682
         45  +Tecnol Medical Products Inc. ................           681
         24  +Acuson ......................................           585
         12  +Synetic Inc .................................           582
         20   Bard (CR) Inc ...............................           560
         31   Carter Wallace Inc ..........................           484
         37  +Beverly Enterprises Inc .....................           472
         41  +Epitope Inc .................................           471
         20  +Datascope Corp ..............................           400
                                                                 --------
                                                                  162,266
                                                                 --------


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              Technology (2.0%)
        729   X-Rite Inc ..................................       $12,029
        309   Beckman Instruments Inc .....................        11,858
        282  +Loral Space Communications ..................         5,182
        100  +Parametric Technology .......................         5,138
         91   Raytheon Co .................................         4,379
         82   Wallace Computer Services Inc. ..............         2,829
         56  +Litton Industries Inc .......................         2,667
         44  +Compuware Corp ..............................         2,205
        119   Sensormatic Electronics Corp ................         1,993
         47  +Fiserv Inc ..................................         1,727
        181   Novell Inc ..................................         1,714
         37   Thiokol Corp ................................         1,656
         30  +Dell Computer Corp ..........................         1,594
         31  +Policy Management Systems
                  Corp.....................................         1,430
         19  +3Com Corp ...................................         1,394
         51  +Stratus Computer Inc. .......................         1,390
         25   Teleflex Inc ................................         1,303
         49  +Advanced Micro Devices Inc ..................         1,262
         53  +Structural Dynamics Research
                 Corp .....................................         1,060
         46  +Apple Computer Inc ..........................           960
         18  +Storage Technology Corp .....................           857
         11   Harris Corp .................................           755
         29  +Boole & Babbage Inc .........................           725
         16  +BRC Holdings Inc ............................           716
         24   Analysts International Corp .................           678
         27   Cubic Corp ..................................           624
         19  +Gelman Sciences Inc .........................           617
         14   CTS Corp ....................................           598
         28   EG&G Inc ....................................           563
        101  +Borland International Inc  ..................           549
         21  +Esterline Technologies Corp .................           549
         24  +Bell Industries Inc .........................           513
         42  +Amdahl Corp .................................           509
        213  +Executone Information Systems
                 Inc ......................................           506
         68  +Unisys Corp .................................           459
         27  +Trident Microsystems Inc ....................           456
         12  +Advanced Technology
                 Laboratories .............................           372
         18   MTS Systems Corp ............................           360
         84  +AST Research Inc ............................           352
                                                                 --------
                                                                   74,528
                                                                 --------
              Transportation (1.9%)
        389   Burlington Northern Santa Fe
                  Corp.....................................        33,600
      1,033   International Shipholding Corp ..............        19,111
        345   Rollins Truck Leasing Corp ..................         4,356


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         36  +Federal Express Corp. .......................        $1,602
         52   Alexander & Baldwin Inc .....................         1,300
         47   Atlantic Southeast Airlines Inc. ............         1,028
         67   Hunt J B Transport Services Inc .............           938
         41   Caliber Systems Inc .........................           789
         11   Union Pacific Corp ..........................           661
         69   Frozen Foods Express
                  Industries...............................           621
         25  +USAir Group Inc .............................           584
         34   Arnold Industries Inc .......................           540
         37  +Yellow Corp .................................           532
         65  +USA Truck Inc ...............................           520
         19   Consolidated Freightways Inc ................           423
         19   Overseas Shipholding Group ..................           323
          3   Florida East Coast Industries ...............           262
          9  +Consolidated Freightways Corp ...............            80
                                                                 --------
                                                                   67,270
                                                                 --------
              Utilities (6.2%)
      1,029   Public Service Co ...........................        18,779
        838   St Joseph Light & Power .....................        12,884
        737   Cascade Natural Gas Corp ....................        12,529
        735   United Water Resources Inc ..................        11,484
        400   Illinova Corp ...............................        11,000
        200   New England Electric ........................         6,975
        276   Southern Co .................................         6,245
        133   Enron Corp ..................................         5,736
        200   Boston Edison Co. ...........................         5,375
        231   Ohio Edison Co ..............................         5,255
        255   Public Service Co of New
                  Mexico...................................         5,004
        228   Philadelphia Suburban Corp ..................         4,532
        130   GPU Inc .....................................         4,371
        231   Eastern Utilities Association ...............         4,014
        231  +Tucson Electric Power Co ....................         3,840
        119   Allegheny Power System Inc ..................         3,615
         72   Duke Power Co ...............................         3,348
        246   Northeast Utilities .........................         3,260
        154   Pacific Gas & Electric Co. ..................         3,234
         98   Florida Progress Corp .......................         3,161
         76   Texas Utilities Co ..........................         3,097
        119   Potomac Electric Power Co ...................         3,064
         80   Williams Cos Inc ............................         2,981
        108   Scana Corp ..................................         2,889
         85   CMS Energy Corp .............................         2,858
         81  +CalEnergy Inc ...............................         2,724
        118   Edison International ........................         2,345
         42   Coastal Corp ................................         2,053
         64   MCN Corp Holding Co .........................         1,848
         47   Public Service Co of Colorado ...............         1,827
         39   FPL Group Inc. ..............................         1,794


   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         82   New York State Electric &
                 Gas Corp .................................        $1,773
         43   Nipsco Industries ...........................         1,704
         44   Dominion Resources Inc ......................         1,694
         54   Brooklyn Union Gas Co .......................         1,627
         32   El Paso Natural Gas .........................         1,616
         58   Entergy Corp ................................         1,610
         97   MidAmerican Energy Holdings .................         1,540
         37   National Fuel Gas Co ........................         1,526
         37   American Electric Power Co ..................         1,522
         42   Southwestern Public Service .................         1,486
         28   Sonat Inc. ..................................         1,442
         60   Puget Sound Power & Light ...................         1,440
         63   Houston Industries Inc ......................         1,425
         67   Pacificorp ..................................         1,374
         30   Pennsylvania Enterprises Inc ................         1,316
         50   Central & South West Corp ...................         1,281
         47   IPALCO Enterprises ..........................         1,281
         38   Cinergy Corp. ...............................         1,268
         51   LG & E Energy Corp ..........................         1,250
         40   Idaho Power Co ..............................         1,245
         58   Montana Power Co ............................         1,240
         58   AGL Resources Inc ...........................         1,225
         32   Hawaiian Electric Industries ................         1,156
         19   Consolidated National Gas Co ................         1,050
         27   Union Electric ..............................         1,040
         42   Indiana Energy Inc ..........................         1,024
         43   Washington Gas Light Co .....................           973
         42   PP & L Resources Inc ........................           966
         15   Columbia Gas System Inc .....................           954
         82   Central Maine Power Co. .....................           953
         46   American Water Works Inc ....................           949
         30   Pacific Enterprises .........................           911
         29   Oneok Inc. ..................................           870
         23   Eastern Enterprises Inc .....................           814
         24   IWC Resources Corp ..........................           747
         15  +Tejas Gas Corp ..............................           714
         16   California Water Services Co ................           672
         32   Nevada Power ................................           656
         14   Northern States Power........................           642
         26   Laclede Gas Co ..............................           627
         17   Cilcorp Inc .................................           623
         40   Noram Energy Corp. ..........................           615
         25   South Jersey Industries Inc .................           609
         26   Commonwealth Energy System ..................           608
         19   United Illuminating Co ......................           596
         53  +Citizens Utilities Co Cl B ..................           590
         17   Northwestern Public Service .................           582
         18   Otter Tail Power Co .........................           578
         20   North Carolina Natural Gas Corp .............           577
         24   Northwest Natural Gas Co ....................           576

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


         21   TNP Enterprise Inc ..........................          $575
         25   United Cities Gas Co ........................           562
         22   Connecticut Natural Gas Corp ................           561
         24   Piedmont Natural Gas Inc ....................           561
         26   Yankee Energy System ........................           556
         24   MDU Resources Group Inc .....................           552
         61  +TPC Corp ....................................           549
         29   Empire District Electric Co .................           544
         55  +Niagara Mohawk Power Corp ...................           543
         15   Wicor Inc ...................................           538
         24   UGI Corp ....................................           537
         19   Aquarion Co .................................           530
         22   Atmos Energy Corp ...........................           525
         22   Green Mountain Power Corp ...................           525
         18   Bay State Gas Co ............................           509
         14   Orange & Rockland Utilities Inc .............           502
         23   Southern California Water Co ................           500
         17   New Jersey Resources Corp ...................           497
         24   Washington Energy Co ........................           495
         24   Western Gas Resources Inc ...................           462
         20   Enserch Corp ................................           460
         21   Colonial Gas Co .............................           446
         15   WPS Resources Corp ..........................           428
        133  +PhoneTel Technologies Inc ...................           424
         19   Madison Gas & Electric ......................           385
                                                                 --------
                                                                  228,444
                                                                 --------

              Total Common Stocks
                 (Cost $2,127,837).........................     2,199,967
                                                                ---------
              OPEN END INVESTMENT
                  COMPANY (3.9%)
                 (Cost $141,920)
     13,639   Bankers Trust EAFE Equity
                  Index Fund ..............................       144,849
                                                                 --------
              UNIT INVESTMENT
                TRUST (4.8%)
                 (Cost $180,814)
              Standard & Poor's
      2,400       Depositary Receipt ......................       177,450
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
              OBLIGATIONS (40.9%)
   $425,000   U.S. Treasury Bill (11.4%)
              Due 4/17/97 .................................       418,868
                                                                 --------
    158,000   U.S. Treasury Bond (4.4%)
              6.875% Due 8/15/25 ..........................       161,111
                                                                 --------

 Principal
   Amount                       Security                        Value


Tomorrow Medium-Term Retirement Fund (continued)


              U.S. Treasury Notes (25.1%)
   $505,000   5.500% Due 11/15/98 .........................      $501,606
    423,000   6.500% Due 8/15/05 ..........................       425,711
                                                                 --------
                                                                  927,317
                                                                 --------
              Total U.S. Treasury Obligations
                 (Cost $1,507,528).........................     1,507,296
                                                                 --------
              Total Investments (109.4%)
                 (Cost $3,958,099).........................     4,029,562

              Liabilities in Excess of Other
                 Assets (-9.4%)............................      (348,377)
                                                                ---------
              Total Net Assets (100.0%)....................    $3,681,185
                                                                =========

+ Non-income producing security.


Number
of Shares                       Security                      Value


         Tomorrow Short-Term Retirement Fund


              COMMON STOCKS (55.3%)
              Basic Materials (3.0%)
        377   Dow Chemical Co .............................       $29,547
      1,500   Coeur D'Alene Mines Corp.....................        22,687
        700   Quaker Chemical Corp ........................        11,463
        385   Barrick Gold Corp ...........................        11,021
         60   Pioneer Hi Bred International ...............         4,200
        335   Calgon Carbon Corp ..........................         4,104
        700  +Hecla Mining Co .............................         3,850
        600  +Amax Gold Inc ...............................         3,825
         68   Nucor Corp ..................................         3,468
         46   Phelps Dodge Corp ...........................         3,105
        137   Placer Dome Inc ADR .........................         2,980
         67   IMC Global Inc ..............................         2,621
         36   Aluminum Co of America ......................         2,295
         51   Newmont Mining Corp .........................         2,282
         27   Rohm & Haas Co ..............................         2,204
         40   Consolidated Papers Inc .....................         1,965
         60   Inco Ltd ....................................         1,913
         41   International Flavors  &
                Fragrances Inc.............................         1,845
         31   Reynolds Metals Co ..........................         1,748
         44   Bowater Inc .................................         1,655
        160   Ethyl Corp ..................................         1,540
         40   Olin Corp  ..................................         1,505
         30   Champion International Corp. ................         1,298


                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         40   Ferro Corp ..................................        $1,135
         21   Great Lakes Chemical Corp. ..................           982
         35   Georgia Gulf Corp ...........................           941
         30   Lubrizol Corp ...............................           930
         22   Tambrands Inc. ..............................           899
         44   Engelhard Corp ..............................           841
         22   Ecolab Inc ..................................           828
         20   BF Goodrich Co...............................           810
         30   Schulman Inc ................................           735
         12   BetzDearborn Inc. ...........................           702
         36   Crompton & Knowles Corp .....................           693
         22   Chesapeake Corp .............................           690
         10   Harso Corp ..................................           685
         18   Bemis Inc ...................................           664
         28   Cyprus Amax Minerals Co. ....................           655
         20   Westvaco Corp ...............................           575
         11   Precision Castparts Corp ....................           546
         29   Glatefelter (PH) Co .........................           522
         28   Wausau Paper Mills Co .......................           518
         11   Fuller H B Co ...............................           517
         37   Lawter International Inc ....................           467
          9  +MAXXAM Inc ..................................           429
         10  +Sealed Air Corp .............................           416
         60   Battle Mountain Gold Co .....................           413
         23   Oregon Steel Mills ..........................           385
         12   Dexter Corp .................................           383
         41  +Bethlehem Steel Corp. .......................           369
         14   Sonoco Products Co ..........................           362
         10   James River Corp of Virginia ................           331
          9   Carpenter Technology Corp ...................           330
          7   Cleveland-Cliffs Inc ........................           318
         45   Echo Bay Mines Ltd ..........................           298
                                                                 --------
                                                                  142,490
                                                                 --------

              Capital Goods (5.7%)
        605   Boeing Co....................................        64,357
        402   Minnesota Mining &
                Manufacturing Co...........................        33,316
      1,200  +Vallen Corp .................................        19,950
        319   York International Corp .....................        17,824
        320  +Parametric Technology Corp ..................        16,440
        205   McDonnell Douglas Corp ......................        13,120
        268   Deere & Co ..................................        10,888
        100   U.S. Robotics Corp ..........................         7,200
        300   Daniel Industries Inc .......................         4,425
         44   Emerson Electric Co. ........................         4,257
         87   Corning Inc .................................         4,024
        117   WMX Technologies Inc. .......................         3,817
        192   Westinghouse Electric Corp ..................         3,816
         58   Honeywell Inc. ..............................         3,813
        200   Armor All Products Corp .....................         3,800

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         66   Crown Cork & Seal Inc .......................        $3,589
        200   Raymond Corp ................................         3,475
        100  +Analog Devices Inc. .........................         3,387
        100  +Atmel Corp ..................................         3,311
        100  +ADC Telecommunications Inc ..................         3,113
         47   Tyco International Ltd ......................         2,485
         48   Alco Standard Corp ..........................         2,478
         23   Textron Inc .................................         2,168
         88   Premark International Inc....................         1,958
         29   Fluor Corp ..................................         1,820
         78   Allegheny Teledyne Inc ......................         1,794
         21   Raychem Corp  ...............................         1,683
         62   Pall Corp ...................................         1,581
         76   Sensormatic Electronics Corp ................         1,273
         22   Miller (Herman) Inc .........................         1,246
         23   Dover Corp ..................................         1,156
         24   Hubbell Inc Cl B ............................         1,038
         22   Kaydon Corp .................................         1,037
         57   Gencorp Inc .................................         1,033
         31   HON Industries ..............................         1,023
         24   Sundstrand Corp .............................         1,020
        100  +Novell Inc ..................................           947
         23   Trinity Industries Inc ......................           862
         49   RPM Inc .....................................           833
         20  +BMC Software Inc ............................           827
         20   Thermo Electron Corp ........................           825
         20  +Cadence Design Systems Inc ..................           795
         20   Kennametal Inc ..............................           778
         20   Avery Dennison Corp .........................           707
         11   Nordson Corp ................................           701
         21   Standard Register Co ........................           683
         20  +USA Waste Services Inc ......................           638
         28   Ametek Inc ..................................           623
         13   Cummins Engine Inc ..........................           598
         10   Avnet Inc ...................................           582
         20   Duriron Co Inc ..............................           542
         10  +Gateway 2000 Inc ............................           536
         10  +Solectron Corp ..............................           534
         20   Reynolds & Reynolds Cl A ....................           520
         23   Cincinnati Milacron Inc .....................           503
          7  +FMC Corp ....................................           491
         10   Harnischfeger Industries Inc. ...............           481
         20  +360 Communications Co........................           462
         18  +Jacobs Engineering Group Inc ................           425
          7   Carlisle Cos Inc ............................           424
         21   Keystone International Inc ..................           423
          8   Teleflex Inc ................................           417
         17   Watts Industries Inc Cl A ...................           406
          9   Thiokol Corp ................................           403
         17  +Rohr Inc ....................................           385
         11   Donaldson Co Inc ............................           369


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         15   Albany International Corp Cl 'A' ............          $347
         10   Leggett & Platt Inc .........................           346
         18   Brush Wellman Inc. ..........................           295
         14  +Datascope Corp ..............................           280
                                                                 --------
                                                                  271,703
                                                                 --------

              Communication Services (3.3%)
      1,863   GTE Corp ....................................        84,766
        894   Sprint Corp .................................        35,648
        198   AT&T Corp ...................................         8,613
        169   Bellsouth Corp. .............................         6,823
         91   Bell Atlantic Corp ..........................         5,892
         99   NYNEX Corp ..................................         4,764
        123   US West Inc .................................         3,967
         70   ALLTEL Corp .................................         2,196
         46   Century Telephone Enterprises
                  Inc......................................         1,420
         39   Frontier Corp ...............................           882
         20   Southern New England
                Telecommunications.........................           777
         30   Aliant Communications Co ....................           510
                                                                 --------
                                                                  156,258
                                                                 --------

              Consumer Cyclical (5.6%)
        853   Eastman Kodak Co ............................        68,453
        417   Vulcan Materials Co .........................        25,385
        800   Caseys General Stores Inc ...................        15,000
      1,000   Dames & Moore Inc ...........................        14,625
        300  +Fruit of the Loom Inc .......................        11,362
        229   May Department Stores Co ....................        10,706
        194   Penney (J.C.) Co. Inc. ......................         9,457
        155   General Motors Corp .........................         8,641
        139   Albertsons Inc ..............................         4,952
        300  +AMC Entertainment Inc .......................         4,313
        120  +Fred Meyer Inc ..............................         4,260
        700  +American Media Inc ..........................         4,112
        110   Masco Corp ..................................         3,960
        200   Delechamps Inc ..............................         3,875
        200   Blair Corp ..................................         3,850
        200   Alico Inc ...................................         3,750
        200   Russ Berrie & Co Inc ........................         3,600
        200   Wackenhut Corp Ser A ........................         3,450
        121   Mattel Inc...................................         3,358
         46   Eaton Corp ..................................         3,208
        104   Gap Inc. ....................................         3,133
         40   Gannet Inc ..................................         2,995
         60   Whirlpool Corp ..............................         2,798
         69   Dayton Hudson Corp ..........................         2,708
         83   Sysco Corp ..................................         2,708
         94   Service Corp International ..................         2,632
        141   The Limited Inc .............................         2,591


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


          6   Washington Post Co ..........................        $2,011
         42   Lancaster Colony Corp .......................         1,932
        168  +K mart Stores ...............................         1,743
         35   Interpublic Group of Cos Inc ................         1,662
         41   Hasbro Inc ..................................         1,594
         32   Harcourt General Inc.........................         1,476
         38   Wallace Computer Services Inc. ..............         1,311
         32   American Stores Co ..........................         1,308
         28   Omnicom Group Inc ...........................         1,281
         34  +Jones Apparel Group .........................         1,271
         15   Tribune Co. .................................         1,183
         35   Cognizant Corp ..............................         1,155
         35   Dillard Department Stores Inc
                  Cl A.....................................         1,081
         34   Circuit City Store Inc ......................         1,024
         40  +HSN Inc .....................................           950
         20   Harley Davidson Inc .........................           940
         83   Burlington Industries Inc ...................           913
         33   Modine Manufacturing Co .....................           883
         13  +Scholastic Corp .............................           874
         27   South Down Inc ..............................           840
         12   Armstrong World Industries Inc...............           834
         35   Dun & Bradstreet Corp .......................           831
         27   Black & Decker Corp .........................           813
         20   Dow Jones & Co Inc ..........................           678
         24  +Lands' End Inc ..............................           636
         20   Echlin Inc. .................................           633
         18   Belo (AH) Corp...............................           628
         57  +Best Buy Co .................................           606
         35   Viad Corp ...................................           578
         30   Sotheby's Holdings Cl A .....................           555
         26   Cooper Tire & Rubber Co......................           514
         19  +MacFrugals Bargains Closeout ................           496
         10   Mercantile Stores Co ........................           494
          8   Houghton Mifflin Co .........................           453
         25   Lance Inc ...................................           450
         10  +Chris Craft Industries Inc ..................           419
         16   Lee Enterprises Inc .........................           372
         15   Arvin Industries Inc ........................           371
         22   CPI Corp ....................................           369
         13   Stanley Works ...............................           351
         81  +Service Merchandise Inc .....................           344
        100   CML Group Inc ...............................           338
         22   Duty Free International  Inc ................           319
         18  +AnnTaylor Stores Corp .......................           315
          6   Home Depot Inc ..............................           301
         13   Caliber Systems Inc .........................           250
         11  +ACNielsen Corp ..............................           166
                                                                 --------
                                                                  268,428
                                                                 --------


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Consumer Staples (5.3%)
      1,500   ABM Industries Inc ..........................       $27,750
        141   Unilever NV ADR .............................        24,710
        177   Kimberly-Clark Corp .........................        16,859
      1,030   Genovese Drugs Stores .......................        15,965
        177   Gillette Co. ................................        13,762
        173   Kellogg Co ..................................        11,353
        324  +Viacom Inc. Cl 'B' ..........................        11,300
        486   Archer Daniels Midland Co....................        10,692
        500   Goodmark Foods Inc ..........................         8,250
        204   Anheuser- Busch Cos Inc. ....................         8,160
        150   Coca Cola Co ................................         7,894
         57   Philip Morris Cos Inc. ......................         6,469
        174  +Revco D.S. Inc ..............................         6,438
        178   Pepsico Inc. ................................         5,207
        223   Flowers Industries Inc ......................         4,794
        300   ADVO Inc ....................................         4,200
         52   Ralston Purina Co ...........................         3,816
        100   Quaker Oats Co...............................         3,813
        200   Brown Group Inc .............................         3,675
         78  +Kroger Co ...................................         3,627
        200   International Multifoods Corp ...............         3,625
         99   Heinz H J Co ................................         3,564
         64   Conagra Inc .................................         3,184
        128   IBP Inc .....................................         3,104
         47   General Mills Inc ...........................         2,979
         89   UST Inc. ....................................         2,881
         31   Colgate- Palmolive Co .......................         2,860
         35   Avon Products Inc ...........................         1,999
         38   Hershey Foods Corp ..........................         1,663
         51   Dean Foods Co................................         1,645
         48   Tyson Foods Inc Cl A ........................         1,644
         23  +Vons Cos Inc ................................         1,377
         29   McDonald's Corp. ............................         1,312
         46   Bergen Brunswig Corp ........................         1,311
         30  +CVS Corp.....................................         1,237
         31   Universal Foods Corp ........................         1,093
         10   Clorox Co. ..................................         1,004
         23  +Ceridian Corp ...............................           931
         20  +Symbol Technologies Inc. ....................           885
         30   Supervalu Inc. ..............................           851
         23   Hannaford Brothers Co .......................           782
         20  +King World Productions Inc ..................           738
         26   Kelly Services Inc Cl A .....................           702
         21   Deluxe Corp .................................           688
         50  +NEXTEL Communications Inc Cl A ..............           653
         30  +Mirage Resorts Inc. .........................           649
         13   Brown-Forman Corp Cl 'B' ....................           595
         31   Coors (Adolph) Cl B .........................           588
         20   Callaway Golf Co ............................           575
         62  +Perrigo Co ..................................           566
         50  +OfficeMax Inc. ..............................           531


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         35   Dial Corp....................................          $516
         17   TCA Cable TV Inc ............................           512
         20   Sbarro Inc ..................................           510
         10   Longs Drug Stores Inc .......................           491
         10   Coca Cola Entrerprises Inc ..................           485
         35   Savannah Foods & Industries .................           472
         33   Ruddick Corp ................................           462
         20   Banta Corp. .................................           457
         16   First Brands Corp ...........................           454
         20   International Game Technology ...............           365
         22   Carter Wallace Inc ..........................           344
         14   Church & Dwight Co ..........................           320
         44  +Shoney's Inc ................................           308
         10   Dreyers Grand Ice Cream Inc .................           290
         30  +Buffets Inc .................................           274
          8  +Footstar Inc ................................           199
                                                                 --------
                                                                  251,409
                                                                 --------
              Energy (12.8%)
        738   Royal Dutch Petroleum Co ADR ................       126,013
        930   Exxon Corp ..................................        91,140
        600   Mobil Corp. .................................        73,350
      1,105   Chevron Corp ................................        71,825
        374   Schlumberger Ltd ............................        37,353
        459   Amoco Corp ..................................        37,064
        368   Texaco Inc ..................................        36,110
      1,000  +HS Resources Inc ............................        16,500
      1,000   Getty Petroleum Corp ........................        16,250
        144   duPont (EI) de Nemours & Co .................        13,590
        700  +Tuboscope Vetco International
                  Corp.....................................        10,850
        724   Quaker State Corp ...........................        10,227
        500   Sevenson Environmental
                Services Inc...............................         9,125
         42   Atlantic Richfield ..........................         5,570
         74   Anadarko Petroleum Co........................         4,792
        101   Phillips Petroleum Co. ......................         4,469
        300   Berry Petroleum Class A .....................         4,313
        300  +Crown Central Petroleum Cl A ................         3,712
        166  +Global Marine Inc ...........................         3,424
         64   Burlington Resources Inc ....................         3,224
         51   Halliburton Co...............................         3,073
        128   Occidental Petroleum Corp ...................         2,992
        124   USX-Marathon Group...........................         2,961
         61   Baker Hughes Inc ............................         2,105
         59   Dresser Industries Inc ......................         1,829
         36  +ENSCO International Inc .....................         1,746
         36   Tidewater Inc ...............................         1,629
         49  +Weatherford Enterra Inc .....................         1,470
         18   Tosco Corp...................................         1,424
         73  +Nabors Industries Inc .......................         1,405


                       See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         39   Apache Corp .................................        $1,380
         22   Amerada Hess Corp. ..........................         1,273
         26  +Smith International Inc .....................         1,167
         21  +BJ Services Co ..............................         1,071
         28   Parker & Parsley Petroleum Co ...............         1,029
         28   Mapco Inc ...................................           952
         28   Valero Energy Corp ..........................           802
         75   Ranger Oil Ltd ..............................           741
         13   Murphy Oil Corp .............................           723
         31  +Varco International Inc .....................           717
         20   Ultra Diamond Shamrock Corp .................           632
         58  +Parker Drilling Co ..........................           558
         10   Helmerich & Payne Inc........................           521
                                                                 --------
                                                                  611,101
                                                                 --------

              Financial (4.9%)
        400   Summit Bankcorp .............................        17,500
        300   Comerica Inc ................................        15,712
      1,000   Avemco Corp .................................        15,625
        900   Kranzco Realty Trust ........................        15,188
        246   American Express Co. ........................        13,899
        314   PHH Corp ....................................        13,502
        700   Mid Am Inc ..................................        11,987
        400   Paine Webber Group Inc ......................        11,250
        700   Commercial Net Lease Realty .................        11,113
         93   Bankamerica Corp ............................         9,277
        500   State Auto Financial Corp ...................         9,000
        500   South West Property Trust ...................         8,437
        100   Progressive Corp ............................         6,738
        100   Commerce Bancshares Inc .....................         4,625
        300   Burham Pacific Properties Inc ...............         4,462
        200   F & M National Corp .........................         4,275
        300   Hilb, Rogal & Hamilton Co ...................         3,975
        300   CRIIMI Mae Inc. .............................         3,863
        200   American Federal Bank .......................         3,775
        200   First Commonwealth Financial
                  Corp.....................................         3,725
        300   First Union Real Estate Trust ...............         3,712
      2,100   CRI Liquidating REIT Inc ....................         3,675
        300   EMC Insurance Group Inc .....................         3,600
        100   Southtrust Corp .............................         3,488
        300   IRT Property Co .............................         3,450
         65   Lincoln National Corp Ltd. ..................         3,413
         45   UNUM Corp ...................................         3,251
         32   Loews Corp ..................................         3,016
         25   Marsh & McLennan Cos ........................         2,600
         36   Chubb Corp ..................................         1,935
         40   National City Corp ..........................         1,795
         33  +HealthCare COMPARE Corp .....................         1,398
         29   Bancorp Hawaii Inc. .........................         1,218
         32   Northern Trust Corp .........................         1,160


   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


         20  +Policy Management Systems
                  Corp.....................................          $922
         20   U.S. Bancorp ................................           899
         11   Transatlantic Holdings Inc ..................           885
         21   Wilmington Trust Co..........................           830
         38   City National Corp ..........................           822
         38   USF&G Corp ..................................           793
         10   American National Insurance Co. .............           737
         22   Dauphin Deposit Corp ........................           726
         10   Franklin Resource Inc .......................           684
         20   USLife Corp .................................           665
         10   State Street Boston Corp ....................           645
         20   Charles Schwab Corp .........................           640
          4  +Echelon International Corp ..................            62
                                                                 --------
                                                                  234,949
                                                                 --------
              Health Care (8.7%)
      1,897   Pharmacia & Upjohn Inc.......................        75,169
        626   Bristol-Myers Squibb Co. ....................        68,077
      1,658   Columbia Healthcare Corp ....................        67,564
      1,050   American Home Products Corp. ................        61,556
        740  +Amgen Inc. ..................................        40,237
        558   Schering-Plough Corp. .......................        36,131
        300  +HEALTHSOUTH Corp ............................        11,437
        101   Pfizer Inc ..................................         8,370
         79   Warner Lambert Co ...........................         5,925
         77   Cardinal Health Inc .........................         4,485
        100   Beckman Instruments Inc .....................         3,837
        165  +Tenet Healthcare Corp .......................         3,609
         60  +Boston Scientific Corp ......................         3,600
        300  +Epitope Inc .................................         3,450
        167  +Humana Inc ..................................         3,194
         70  +Biogen Inc. .................................         2,713
         29   CPC International Inc. ......................         2,247
        131   Mylan Laboratories Inc ......................         2,194
         39   Mallinckrodt Inc. ...........................         1,721
         65  +Value Health Inc. ...........................         1,268
         31  +Forest Laboratories Inc .....................         1,015
         28  +Foundation Health Corp ......................           889
         31  +ALZA Corp ...................................           802
         22   Allergan Inc. ...............................           784
         21   Bausch & Lomb Inc ...........................           746
         40  +Chiron Corp..................................           745
         19  +Centocor Inc ................................           679
         30  +Genzyme Corp ................................           652
         24  +Acuson Corp .................................           585
         20   Bard (CR) Inc ...............................           560
         44  +Novacare Inc ................................           484
         11   Diagnostic Products Corp ....................           285
                                                                 --------
                                                                  415,010
                                                                 --------


                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              Technology (1.5%)
        500   Equifax Inc. ................................       $15,312
        192  +Dell Computer Corp ..........................        10,200
        134  +Cisco Systems Inc ...........................         8,526
         64   Intel Corp ..................................         8,380
        200  +Bell Industries Inc .........................         4,275
        225  +Loral Space Communications ..................         4,134
        106   First Data Corp .............................         3,869
         64   Lucent Technologies Inc .....................         2,960
         60   Raytheon Co .................................         2,888
         41  +Compuware Corp ..............................         2,055
         35  +Litton Industries Inc .......................         1,667
         50  +Advanced Micro Devices Inc ..................         1,288
         33  +Fiserv Inc ..................................         1,213
         47  +Apple Computer Inc ..........................           981
         23  +Stratus Computer Inc. .......................           627
         12  +Storage Technology Corp .....................           571
         16  +Structural Dynamics Research
                 Corp.....................................           320
         60  +AST Research Inc ............................           251
         24  +Borland International Inc....................           130
                                                                 --------
                                                                   69,647
                                                                 --------
              Transportation (0.5%)
        169   Burlington Northern Santa Fe
                  Corp.....................................        14,597
        200   International Shipholding Corp ..............         3,700
         34  +Federal Express Corp. .......................         1,513
         37   Alexander & Baldwin Inc .....................           925
         20   Illinois Central Corp .......................           640
         20  +Consolidated Freightways Inc ................           445
         24   Arnold Industries Inc .......................           381
         26   Hunt J B Transportation
                  Services Inc.............................           364
         19   Overseas Shipholding Group ..................           323
         10   Consolidated Freightways Corp ...............            89
                                                                 --------
                                                                   22,977
                                                                 --------
              Utilities (4.0%)
      1,200  +Tucson Electric Power Co ....................        19,950
      1,000   Cascade Natural Gas Corp ....................        17,000
        600   Boston Edison Co. ...........................        16,125
        800   Eastern Utilities Association................        13,900
        600   Ohio Edison Co ..............................        13,650
        700   United Water Resources Inc ..................        10,938
        700   St Joseph Light & Power Co ..................        10,762
        177   Southern Co .................................         4,005
        327   Central Maine Power Co. .....................         3,801
         88   Enron Corp ..................................         3,795
        200   Empire District Electric ....................         3,750
        200   Public Service Co of North
                  Carolina.................................         3,650

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


        100   New England Electric ........................        $3,487
        100   GPU Inc .....................................         3,362
        300   Citizens Utilities Co Cl B ..................         3,338
         66   FPL Group Inc. ..............................         3,036
         77   Williams Cos Inc ............................         2,869
         68   American Electric Power Co ..................         2,796
        140   Edison International ........................         2,783
        100   Illinova Corp ...............................         2,750
        119  +Pacific Gas & Electric Co. ..................         2,499
         57   Texas Utilities Co ..........................         2,323
         76   Allegheny Power System Inc ..................         2,308
         63   Florida Progress Corp .......................         2,032
         76   Potomac Electric Power ......................         1,957
         40   Duke Power Co ...............................         1,860
         69   Scana Corp ..................................         1,846
         54   CMS Energy Corp .............................         1,816
        135   Northeast Utilities .........................         1,789
         52  +CalEnergy Inc ...............................         1,748
         84   Pacificorp ..................................         1,722
         34   Coastal Corp ................................         1,662
         73   Houston Industries Inc ......................         1,652
         37   Public Service Co of Colorado ...............         1,438
         35   Dominion Resources Inc.......................         1,347
         45   Entergy Corp.................................         1,249
         52   New York State Electric &
                Gas Corp...................................         1,124
         32   Cinergy Corp. ...............................         1,068
         19   Consolidated National Gas Co ................         1,050
         16   Columbia Gas System Inc .....................         1,018
         62   Midamerican Energy Holdings .................           984
         38   Central & South West Corp ...................           975
         29   MCN Corp Holdings Co ........................           837
         15   El Paso Natural Gas Co ......................           758
         18   National Fuel Gas Co ........................           742
         24   Brooklyn Union Gas Co .......................           723
         20   Southwestern Public Service .................           707
         27   Puget Sound Power & Light ...................           648
         14   Pennsylvania Enterprises Inc ................           614
         27   Montana Power Co ............................           577
         27   AGL Resources Inc ...........................           570
         18   Idaho Power Co ..............................           560
         15   Hawaiian Electric Industries Inc ............           542
         25   Public Service Co of New
                  Mexico...................................           491
         20   Washington Gas Light Co .....................           453
         13   Indiana Energy Inc ..........................           317
                                                                 --------
                                                                  189,753
                                                                 --------
              Total Common Stocks
                (Cost $2,551,213)..........................     2,633,725
                                                                ---------

                       See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

Schedules of Investments at December 31, 1996

   Number
 of Shares                      Security                        Value


Tomorrow Short-Term Retirement Fund (continued)


              UNIT INVESTMENT
                TRUST (4.7%)
                (Cost $223,347)
      3,000   Standard & Poor's Depositary
                Receipts...................................      $221,813
                                                                 --------
Principal
Amount
              U.S. GOVERNMENT
                OBLIGATIONS (56.4%)
              U.S. Treasury Bill (16.5%)
   $800,000   5.148% Due 4/17/97 ..........................       788,458
                                                                 --------
              U.S. Treasury Bond (5.8%)
    270,000    6.875% Due 8/15/25 .........................       275,316
                                                                 --------
              U.S. Treasury Notes (34.1%)
    886,000   5.500% Due 11/15/98 .........................       880,046
    739,000   6.500% Due 8/15/05 ..........................       743,737
                                                                 --------
                                                                1,623,783
                                                                ---------

              Total U.S. Government
              Obligations ($2,688,637)..................       2,687,557
                                                                ---------
              Total Investments (116.4%)
                (Cost $5,463,197)..........................     5,543,095

              Liabilities in Excess of
                Other Assets (-16.4%)......................      (780,425)
                                                                ---------
              Total Net Assets (100.0%)....................    $4,762,670
                                                                =========

+ Non-incoming producing security.


                       See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Assets and Liabilities at December 31, 1996

                                                                 Core          Core            Long-        Medium-       Short-
                                                                 Large-        Small-          Term          Term          Term
                                                                  Cap           Cap         Retirement    Retirement    Retirement
                                              Assets            -------     ---------      ---------      ---------     ----------
 Investments at value (+)..................................... $1,562,208   $1,908,577    $1,313,468     $4,029,562    $5,543,095
 Cash...........................................................    29,185       82,628        98,368              0        10,204
 Receivable for Fund shares sold................................         0            0        89,094        438,193       962,406
 Receivable for securities sold................................          0            0           600          1,500           700
 Receivable from Adviser........................................    14,152       11,516         7,490          8,321         4,543
 Dividends and interest receivable..............................     2,519        4,150         5,835         21,104        33,446
 Deferred organizational expenses and
     prepaid expenses...........................................    41,717       41,762        38,625         38,632        38,635
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                 1,649,781    2,048,633     1,553,480      4,537,312     6,593,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                             Liabilities
 Payable for investment securities purchased....................         0            0       217,952        745,197     1,756,290
 Payable for  Fund shares redeemed..............................       549        5,230             9            137            11
 Payable to custodian bank......................................         0            0             0         32,392             0
 Accrued distribution fees payable
     (Adviser Shares)...........................................         0            0           210            676           710
 Accrued service fees payable
     (Institutional Shares).....................................         0            0           184            347           209
 Organization costs payable.....................................    51,083       51,083        47,200         47,110        47,110
 Other accrued expenses.........................................    27,017       24,929        28,034         30,268        26,029
                                                                 ---------    ---------     ---------      ---------    ----------
                                                                    78,649       81,242       293,589        856,127     1,830,359
                                                                 ---------    ---------     ---------      ---------    ----------
                                              Net Assets........$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Assets Represented by:
 Shares of beneficial interest (par $0.001).....................      $140         $264          $180           $457          $520
 Paid-in surplus................................................ 1,464,282    1,762,989     1,229,337      3,612,663     4,686,086
 Accumulated undistributed/(overdistributed)
     net investment income......................................    (1,618)       1,401        (2,127)        (1,936)       (1,788)
 Undistributed/(overdistributed) realized
     gains on investments.......................................       157        2,112          (124)        (1,462)       (2,046)
 Net unrealized appreciation on investments.....................   108,171      200,625        32,625         71,463        79,898
                                                                 ---------    ---------     ---------      ---------    ----------
 Net Assets ....................................................$1,571,132   $1,967,391    $1,259,891     $3,681,185    $4,762,670
                                                                 =========    =========     =========      =========     =========
 Net Asset Value and Redemption Price
   per Share:
   Adviser Shares:
 Net Assets.....................................................       -           -         $977,702     $3,416,022    $4,458,598
 Shares of beneficial interest issued and
    outstanding.................................................       -           -          140,044        423,387       486,601
 Net asset value per share......................................       -           -            $6.98          $8.07         $9.16
                                                                 =========    =========     =========      =========     =========
   Institutional Shares:
 Net Assets.....................................................$1,571,132   $1,967,391      $282,189       $265,163      $304,072
 Shares of beneficial interest issued and
     outstanding................................................   140,123      263,461        40,014         33,733        33,016
 Net asset value per share......................................    $11.21        $7.47         $7.05          $7.86         $9.21
                                                                 =========    =========     =========      =========     =========
 (+) Investments at cost......................................  1,454,037    1,707,952     1,280,843      3,958,099     5,463,197

 Unrealized Appreciation/(Depreciation): *
     Gross appreciation.........................................   127,114      251,739        49,958        115,060       113,965
     Gross depreciation.........................................   (18,943)     (51,114)      (17,333)       (43,597)      (34,067)
                                                                 ---------    ---------     ---------      ---------    ----------
 Net unrealized appreciation....................................   108,171      200,625        32,625         71,463        79,898
                                                                 =========    =========     =========      =========     =========

 * Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements



  TOMORROW FUNDS RETIREMENT TRUST

  Statements of Operations for the Period Ended December 31, 1996


                                                                   Core         Core         Long        Medium       Short
                                                                  Large        Small         Term         Term         Term
                                                                   Cap*         Cap*     Retirement** Retirement** Retirement**

  Investment Income:
  Dividends....................................................    $20,123      $37,946       $6,931      $15,543      $14,285
  Interest.....................................................        182            0        4,085       17,971       23,969
  Other........................................................      2,725        1,622          479        1,272            0
                                                                   -------      -------       ------       ------       ------
                                                                    23,030       39,568       11,495       34,786       38,254
                                                                   -------      -------       ------       ------       ------
   Expenses:
  Investment advisory fees - Note 5............................      5,907        9,076        2,533        7,501        7,488
  Transfer agent fees and expenses
   (Advisor Class).............................................          0            0       10,042       10,042       10,042
  Transfer agent fees and expenses
   (Institutional Shares)......................................     11,000       11,000        9,042        9,042        9,042
  Custodian fees and expenses - Note 7.........................     11,028       13,201        8,958       10,132        6,187
  Professional fees............................................     29,000       30,000       28,420       31,576       31,050
  Administration fees - Note 5.................................        709        1,089          304          900          899
  Shareholders' reports........................................      4,000        4,500        3,249        4,198        3,600
  Fund accounting fees.........................................     25,000       25,000       24,750       24,750       24,750
  Registration fees and expenses...............................     46,688       47,466       46,322       48,330       47,215
  Trustees' fees and expenses..................................      6,000        6,000        6,000        6,000        6,000
  Amortization of organization costs...........................      9,453        9,453        8,612        8,597        8,597
  Distribution fees (Adviser Shares) - Note 5..................          0            0        1,320        4,325        4,574
  Service fees (Institutional Shares) - Note 5.................          0            0          184          338          209
  Other expenses...............................................         40           73           18           58           63
                                                                   -------      -------       ------       ------       ------
  Total Expenses...............................................    148,825      156,858      149,754      165,789      159,716
  Less fees waived by Adviser and
   Administrator - Note 5......................................     (6,616)     (10,165)      (2,837)      (8,401)      (8,387)
  Less expenses reimbursed
     by Adviser - Note 5.......................................   (130,419)    (131,089)    (140,534)    (138,948)    (132,675)
  Less expenses paid indirectly - Note 7.......................     (1,941)        (468)        (658)      (1,269)      (1,390)
                                                                   -------      -------       ------       ------       ------
  Net Expenses.................................................      9,849       15,136        5,725       17,171       17,264
                                                                   -------      -------       ------       ------       ------
  Net Investment Income........................................     13,181       24,432        5,770       17,615       20,990
                                                                   -------      -------       ------       ------       ------
  Realized and Unrealized Gain on
   Investments
   Net realized gain on investments............................     29,755       25,143        7,802       24,377          232
     Change in unrealized appreciation on
      Investments..............................................    108,171      200,625       32,625       71,463       79,898
                                                                   -------      -------       ------       ------       ------
  Net Gain on Investments......................................    137,926      225,768       40,427       95,840       80,130
                                                                   -------      -------       ------       ------       ------
  Net Increase in Net Assets Resulting
   from Operations.............................................   $151,107     $250,200      $46,197     $113,455     $101,120
                                                                   =======      =======       ======      =======      =======

  *   Commencement of operations February 6, 1996.
  ** Commencement of operations March 7, 1996.


                        See notes to financial statements


 TOMORROW FUNDS RETIREMENT TRUST

 Statements of Changes in Net Assets for the Period Ended December 31, 1996



                                                             Core         Core        Long-       Medium-       Short-
                                                            Large-       Small-        Term         Term         Term
                                                             Cap*         Cap*     Retirement** Retirement** Retirement**

 Operations:
 Net investment income...................................    $13,181      $24,432       $5,770      $17,615      $20,990
 Net realized gain
   on investments........................................     29,755       25,143        7,802       24,377          232
 Change in unrealized
   appreciation on investments...........................    108,171      200,625       32,625       71,463       79,898
                                                          ----------   ----------   ----------    ---------   ----------
Net Increase in Net Assets
   Resulting from Operations.............................    151,107      250,200       46,197      113,455      101,120
                                                          ----------   ----------   ----------    ---------   ----------
 Dividends to shareholders from net investment income:
    Adviser Shares                                                 0            0       (7,897)     (11,718)     (22,778)
    Institutional Shares                                     (14,799)     (23,031)           0       (7,833)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total dividends to
    shareholders from net
    investment income                                        (14,799)     (23,031)      (7,897)     (19,551)     (22,778)
                                                          ----------   ----------   ----------    ---------   ----------
 Distributions to shareholders from net realized gains:
    Adviser Shares                                                 0            0       (6,017)     (23,803)      (2,278)
    Institutional Shares                                     (29,598)     (23,031)      (1,909)      (2,036)           0
                                                          ----------   ----------   ----------    ---------   ----------
 Total distributions from net
    realized gains                                           (29,598)     (23,031)      (7,926)     (25,839)      (2,278)
                                                          ----------   ----------   ----------    ---------   ----------
 Transactions in Shares of
   Beneficial Interest:
 Received on issuance:
   Shares sold...........................................  1,720,086    1,801,897    1,256,481    3,739,365    4,786,563
   Shares issued in reinvestment
      of dividends and distributions                          44,396       46,062       15,823       45,391       25,055
   Shares redeemed.......................................   (400,060)     (84,706)     (42,787)    (171,636)    (125,012)
                                                          ----------   ----------   ----------    ---------   ----------
 Net Increase from
     Capital Share Transactions..........................  1,364,422    1,763,253    1,229,517    3,613,120    4,686,606
                                                          ----------   ----------   ----------    ---------   ----------
 Total Increase
   in Net Assets.........................................  1,471,132    1,967,391    1,259,891    3,681,185    4,762,670

 Net Assets:
 Beginning of period.....................................    100,000            0            0            0            0
                                                          ----------   ----------   ----------    ---------   ----------
 End of period+.......................................... $1,571,132   $1,967,391   $1,259,891   $3,681,185   $4,762,670
                                                          ==========   ==========   ==========   ==========   ==========
+ Includes undistributed/
     (overdistributed) net
     investment income...................................    ($1,618)      $1,401      ($2,127)     ($1,936)     ($1,788)
                                                          ==========   ==========   ==========   ==========   ==========


  * Commencement of operations February 6, 1996.
 ** Commencement of operations March 7, 1996.

                        See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

Notes to Financial Statements


1. General
   The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds (collectively the "Funds") of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified.

The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.


  Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

  The Long-Term Fund, Medium-Term Fund and Short-Term Fund first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996. The Large-Cap Fund and Small-Cap Fund first commenced offering Institutional shares on February 6, 1996. There are currently no shares outstanding for the Adviser Class of the Large-Cap Fund and Small-Cap Fund.

2. Significant Accounting Policies
Portfolio Valuation
  Common Stock - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values.
Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

   Bonds - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market
data,   without   exclusive   reliance   upon   quoted   prices,   exchange   or
over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

  Money Market Securities - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

  Foreign Securities - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

  Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include
future  political,   economical  and  currency  exchange developments
including restrictions and changes in foreign law.

Security Transactions and Investment Income
  Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

  During the period from inception through December 31, 1996, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

Federal Income Taxes
  Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

Distributions to Shareholders
  Dividends from Net Investment Income - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

  Distributions from Capital Gains - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

  The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

TOMORROW FUNDS RETIREMENT TRUST

Use of Estimates
  Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. Organizational Expenses
  Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $243,000 ($51,000 each for the Large-Cap and Small-Cap Funds and $47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. Expenses
  The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. Investment Advisory Fee and Other Transactions with Affiliates
  The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the period ended December 31, 1996.

  WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

  The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the funds for the period ended December 31, 1996.

  The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser
Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the period April 2, 1996 through December 31,
1996 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $1,320, $4,325 and $4,574,
respectively.   Of  these   amounts,   WPG  earned  $670,   $2,203  and  $2,307,
respectively.

TOMORROW FUNDS RETIREMENT TRUST

   The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the period through December 31, 1996 payments made pursuant to the Institutional Service Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $184, $338 and $209, respectively. No such payments were made for the Large-Cap Fund and Small-Cap Fund.

6. Securities Transactions
Sale proceeds, cost of securities purchased, (excluding short term investments), total commissions and commissions received by WPG on such transactions were as follows:

                              Proceeds                 Cost of                    Commissions
                            of Securities              Securities       Total       Received
                                Sold                   Purchased     Commissions     by WPG
Large-Cap*                    $427,821                 $1,854,942       $1,651       $1,645
Small-Cap*                     154,436                  1,837,244        2,387        2,387
Long-Term**                    115,061                  1,388,034          846          821
Medium-Term**                  296,128                  3,810,468        2,094        2,070
Short-Term**                   200,718                  4,874,544        2,056        2,004


 * For the period February 6, 1996 (commencement of operations ) through December 31, 1996.
** For the period March 7, 1996 (commencement of operations) through December 31, 1996.


7. Custodian Fees
  Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset were as follows:

                                   Custodian Fee     Offset Credit
Large-Cap*                           $11,028             $1,941
Small-Cap*                            13,201                468
Long-Term**                            8,958                658
Medium-Term**                         10,132              1,269
Short-Term**                           6,187              1,390


  The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

 * For the period February 6, 1996 (commencement of operations) through December 31, 1996.
** For the period March 7, 1996  (commencement of operations)  through
   December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST

8. Capital Share Transactions
   Transactions in shares of the Funds were as follows:


Core Large-Cap
                                        Shares           Amount
Institutional Class Shares*
  Sold                                  161,419        $1,720,086
  Reinvested from dividends
    and distributions                     3,905            44,396
  Redeemed                              (35,201)         (400,060)
Net increase                            130,123        $1,364,422

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Core Small-Cap
                                          Shares          Amount
 Institutional Class Shares*
  Sold                                     268,942       $1,801,897
  Reinvested from dividends
    and distributions                        6,191           46,062
  Redeemed                                 (11,672)         (84,706)
Net increase                               263,461       $1,763,253

* For the period February 6, 1996 (commencement of operations) through December 31, 1996.



Long-Term Retirement
                                             Shares          Amount
Adviser Class Shares*
  Sold                                       143,309        $977,964
  Reinvested from dividends
    and distributions                          1,985          13,914
  Redeemed                                    (5,250)        (35,184)
Net increase - Adviser Class                 140,044         956,694


Institutional Class Shares**
                                              Shares         Amount
  Sold                                        40,904         278,517
  Reinvested from dividends
    and distributions                            270           1,909
  Redeemed                                    (1,160)         (7,603)
Net increase - Institutional Class            40,014         272,823

Net increase in Fund                         180,058      $1,229,517

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST


Medium-Term Retirement
                                           Shares             Amount
Adviser Class Shares*
  Sold                                     434,251          $3,434,858
  Reinvested from dividends
    and distributions                        4,374              35,521
  Redeemed                                 (15,238)           (118,433)
Net increase - Adviser Class               423,387           3,351,946

Institutional Class Shares**
  Sold                                       39,564            304,507
  Reinvested from dividends
    and distributions                         1,248              9,870
  Redeemed                                   (7,079)           (53,203)
Net increase - Institutional Class           33,733            261,174

Net increase in Fund                        457,120         $3,613,120

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.



Short-Term Retirement
                                          Shares             Amount
Adviser Class Shares*
  Sold                                    498,279           $4,497,333
  Reinvested from dividends
    and distributions                       2,714               25,055
  Redeemed                                (14,392)            (123,915)
Net increase - Adviser Class              486,601            4,398,473

Institutional Class Shares**
  Sold                                      33,138             289,230
  Redeemed                                    (122)              1,097)
Net increase - Institutional Class          33,016             288,133

Net increase in Fund                       519,617          $4,686,606

 * For the period March 7, 1996 (commencement of operations) through December 31, 1996.
** For the period April 2, 1996 (commencement of operations) through December 31, 1996.


TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

                                  $ per share





                                     Net                     Net        Total     Dividends    Distri-                   Net
                                    Asset                  Realized     Income       From      butions                  Asset
                                   Value at      Net         and        From         Net         from       Total      Value at
                                  Beginning   Investment  Unrealized Investment   Investment   Capital     Distri-     End of
                                  of Period     Income      Gains    Operations     Income      Gains      butions      Period
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996         10.00        0.10        1.24        1.34       (0.11)      (0.02)      (0.13)     $11.21

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996          6.50        0.10        1.05        1.15       (0.09)      (0.09)      (0.18)       7.47

Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          6.50        0.04        0.55        0.59       (0.06)      (0.05)      (0.11)       6.98

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          6.51        0.04        0.55        0.59        0.00       (0.05)      (0.05)       7.05

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          7.50        0.04        0.63        0.67       (0.03)      (0.07)      (0.10)       8.07

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996          7.53        0.10        0.55        0.65       (0.25)      (0.07)      (0.32)       7.86

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996          8.50        0.06        0.72        0.78       (0.06)      (0.06)      (0.12)       9.16

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996          8.51        0.00        0.70        0.70        0.00        0.00        0.00        9.21


                                                                  ratios

                                                                                                             Ratio information
                                                                                                           assuming no fee waivers,
                                                                                                              reimbursements or
                                                                        Ratio of                                custody fee
                                                            Ratio of      Net                              earnings credit receive
                                                            Expenses    Income to                          Ratio of     Ratio of
                                                   Net      To Average   Average    Portfolio   Average    Expenses     Net Income
                                        Total    Assets        Net        Net       Turnover  Commissions  To Average   To Average
                                       Return++  (000's)     Assets+     Assets+      Rate     Per Share   Net Assets+  Net Assets+
Large-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996             15.35%   $1,571        1.25%       1.67%      48.62%     $0.035       18.89%     -15.97%

Small-Cap - Institutional Shares
For the period February 6, 1996*
  through December 31, 1996
Long-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              9.08%      978        1.75%       1.63%      25.09%      0.035       45.36%     -41.98%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              9.03%      282        1.50%       1.97%      25.09%      0.035       40.49%     -37.02%

Medium-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.89%    3,416        1.75%       1.73%      22.56%      0.035       15.88%     -12.40%

Institutional Shares
For the period April 2, 1996*
  through December 31, 1996              8.54%      265        1.50%       1.96%      22.56%      0.035       20.86%     -17.40%

Short-Term Retirement
Adviser Shares
For the period March 7, 1996*
  through December 31, 1996              8.54%    4,459        1.75%       2.08%      14.16%      0.035       15.68%     -11.85%

Institutional Shares
For the period March 7, 1996*
  through December 31, 1996              8.23%      304        1.50%       2.31%      14.16%      0.035       19.10%     -15.29%



+   Annualized.
++  Not annualized.
*   Commencement of operations.

                       See notes to financial statements.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of:

     Core Large-Cap Stock Fund
     Core Small-Cap Stock Fund
     Tomorrow Long-Term Retirement Fund
     Tomorrow Medium-Term Retirement Fund
     Tomorrow Short-Term Retirement Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1996, the results of their operations, changes in net assets and financial highlights for the period February 6, 1996 (commencement of operations) to December 31, 1996 for the Core Large-Cap Stock Fund and Core Small-Cap Stock Fund and for the period March 7, 1996 (commencement of operations) to December 31, 1996 for the Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund, in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP
New York, New York
January 15, 1997

Tomorrow Funds

RETIREMENT TRUST

A Lifecycle Retirement Program
One New York Plaza, New York, NY  1004
(800) 223-3332

INDEPENDENT TRUSTEES AND MEMBERS        INVESTMENT ADVISER
OF AUDIT COMMITTEE                      Weiss, Peck & Greer, L.L.C.
Raymond R. Herrmann, Jr.                One New York Plaza
Lawrence J. Israel                      New York, NY  10004

                                        CUSTODIAN
OFFICERS                                Boston Safe Deposit and Trust Company
Roger J. Weiss                          One Exchange Place
  Chairman of the Board, President      Boston, MA  02109
  and Trustee

Jay C. Nadel                            DIVIDEND DISBURSING AND
  Executive Vice President              TRANSFER AGENT
  and Treasurer                         First Data Investor Services Group, Inc.
                                        440 Computer Drive
Francis H. Powers                       Westboro, MA  01581-5120
  Executive Vice President
  and Treasurer
                                        LEGAL COUNSEL
Daniel Cardell                          Hale and Dorr
  Vice President                        60 State Street
                                        Boston, MA  02109
Stephen Gresham
  Vice President                        INDEPENDENT AUDITORS
                                        KPMG Peat Marwick LLP
Arlen S. Oransky                        345 Park Avenue
  Vice President                        New York, NY  10154

Joseph J. Reardon
  Vice President

Daniel S. Vandivort
  Vice President

Joseph Parascondola
  Assistant Vice President

This report is submitted for general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

      (a) Financial Statements: Attached to and incorporated by reference into the Statements of Additional Information with respect to each series of the Registrant except Tomorrow Post-Retirement Fund:

           Included in Part A:

               Financial Highlights for the period from inception ended December 31, 1996

           Included in Part B:

               Schedule of Investments at December 31, 1996.

               Statement of Assets and  Liabilities  at December 31, 1996.

               Statement of Operations for the period ended December
               31, 1996.

               Statements of Changes in Net Assets for the period ended December 31, 1996.

               Notes to Financial Statements.

               Financial Highlights.

               Independent Auditor's Report.


      (b)  Exhibits:

           1.(a)  Agreement and Declaration of Trust.*

           1.(b)  Certificate of Trust.*

           2.     By-Laws.*

           3.     None.

           4.     None.

           5.(a) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and Weiss, Peck & Greer, L.L.C. ("WPG").*

           5.(b) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.*

           5.(c) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Short-Term Retirement Fund, and WPG.*

           5.(d) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Post-Retirement Fund, and WPG.*

           5.(e) Form of Investment Advisory Agreement between the Registrant, on behalf of Core Large-Cap Stock Fund, and WPG.*

           5.(f) Form of Investment Advisory Agreement between the Registrant, on behalf of Core Small-Cap Stock Fund, and WPG.*

           5.(g) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and WPG.*

           5.(h) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.*

           5.(i) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Short-Term Retirement Fund, and WPG.*

           5.(j) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Post-Retirement Fund, and WPG.*

           5.(k) Form of Administration Agreement between the Registrant, on behalf of Core Large-Cap Stock Fund, and WPG.*

           5.(l) Form of Administration Agreement between the Registrant, on behalf of Core Small-Cap Stock Fund, and WPG.*

           6.     Form of Underwriting Agreement between the Registrant and
                  WPG.**

           7.     None.

           8. Form of Custodian Agreement between the Registrant and Boston Safe Deposit and Trust Company.**

           9.(a) Form of Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc.**

           9.(b) Form of Account Administration Agreement between the Registrant and The Shareholder Services Group, Inc.**

           9.(c)  Form of Institutional Class Shares Service Plan.***

           10.    Opinion and Consent of Counsel.*

           11.    Consent of Independent Public Accountants.+

           12.    None.

           13.    Form of Share Purchase Agreement.**

           14.    Not applicable.

           15.    Form of Adviser Class Shares Distribution Plan.**

           16.    None.

           17.(a) Financial Data Schedule of Tomorrow Long-Term Retirement
                  Fund.+

           17.(b) Financial Data Schedule of Tomorrow Medium-Term Retirement
                  Fund.+

           17.(c) Financial Data Schedule of Tomorrow Short-Term Retirement
                  Fund.+

           17.(d) Financial Data Schedule of Core Large-Cap Stock Fund.+

           17.(e) Financial Data Schedule of Core Small-Cap Stock Fund.+

           18.    Multiple Class Plan adopted pursuant to Rule 18f-3.***

           19.    Powers of Attorney.*



--------------

  +  Filed herewith.

  * Filed with the Registrant's initial registration statement on Form N-1A on July 3, 1995.

 **  Filed with Pre-Effective Amendment No. 1 on September 22, 1995.

***  Filed with Pre-Effective Amendment No. 2 on November 21, 1995.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER
           COMMON CONTROL WITH REGISTRANT.

           Not applicable.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES.

                                                                Number of
                                                            Record Holders As
                  Title of Class                            of March 31, 1997
                  --------------                            -----------------

         Tomorrow Long-Term Retirement Fund
                  Institutional Class                              12
                  Adviser Class                                     3

         Tomorrow Medium-Term Retirement Fund
                  Institutional Class                               8
                  Adviser Class                                     3

         Tomorrow Short-Term Retirement Fund
                  Institutional Class                               6
                  Adviser Class                                     3

         Tomorrow Post-Retirement Fund
                  Institutional Class                               0
                  Adviser Class                                     0

         Core Large-Cap Stock Fund
                  Institutional Class                               3
                  Adviser Class                                     0

         Core Small-Cap Stock Fund
                  Institutional Class                              17
                  Adviser Class                                     0

Item 27.   INDEMNIFICATION.

           Except for the Agreement and Declaration of Trust dated June 21, 1995, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

           All of the information required by this item is set forth in the Form ADV, as currently amended, of WPG (File No. 801-6604). The following sections of such Form ADV are incorporated herein by reference:

                 (a)   Items 1 and 2 of Part 2;

                 (b)   Section 6, Business Background, of each Schedule D.

Item 29.   PRINCIPAL UNDERWRITER

           (a) WPG serves as the investment adviser to each investment company in the Weiss, Peck & Greer Investments Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax-Free Money Market Fund, WPG Government Securities Fund, WPG Municipal Bond Fund and WPG Quantitative Equity Fund; Weiss, Peck & Greer International Fund; WPG Tudor Fund; WPG Growth Fund; WPG Growth and Income Fund; and U.S. Large Stock Fund. WPG also serves as the investment adviser or subadviser to SEI PA Tax Exempt Money Market Fund, SEI MuniBond Fund, Bullock American Fund and Bullock Optimization USA Fund.

            (b) Principals and Officers of WPG:



                          Positions and Offices             Positions and Offices
Name*                         with WPG                         with Registrant
------                    ---------------------             ---------------------
Samuel H. Armacost           Principal
Annette Bianchi              Principal
John P. Callaghan            Principal
Gill Cogan                   Principal
Candice Eggerss              Principal
Ellen M. Feeney              Principal
Janet Fiorenza               Principal
Margery Z. Flicker           Principal
Anthony J. Giammalva         Principal
Philip Greer                 Senior Managing
                             Principal
Ronald M. Hoffner            Principal
Steven N. Hutchinson         Principal
James W. Kiley               Principal
A. Roy Knutsen               Principal
Alan D. Kohn                 Principal
Wesley W. Lang, Jr.          Principal
Steven Lear                  Principal
Gary R. Lisk                 Principal
Marvin B. Markowitz          Principal
Howard G. Mattsson           Principal
Kathleen A. McCarragher      Principal
John Murabito                Principal
Jay C. Nadel                 Principal                        Executive Vice
                                                              President and
                                                              Secretary
Bradford R. Peck             Principal
Peter B. Pfister             Principal
Steven Pomerantz             Principal
McGehee Porter               Principal
Stuart W. Porter             Principal
Francis H. Powers            Principal                        Executive Vice
                                                              President and
                                                              Treasurer
R. Scott Richter             Principal
Nelson Schaenen, Jr.         Principal
James S. Schainuck           Principal
Gary E. Scheier              Principal
David J. Schilder            Principal
Arthur L. Schwarz            Principal
Melville Straus              Principal
Daniel S. Vandivort          Principal
Robert D. Weiss              Principal

                                       C-6




Roger J. Weiss               Senior Managing                  Chairman and
                             Principal                        President
Stephen H. Weiss             Chairman of the
                             Executive Committee/
                             Senior Managing Principal
Ellen P. Welsh               Principal
Hugh S. Zurkuhlen            Principal


------------
* The principal business address of each principal and officer of WPG is One New York Plaza, New York, New York 10004

           (c) Not applicable.


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

           All account, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004
(2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

ITEM 31.   MANAGEMENT SERVICES

           The Registrant is not a party to any management-related service contract, except as described in the prospectuses and the statements of additional information.

ITEM 32.   UNDERTAKINGS

           (a) Not applicable.

           (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the commencement of operations of Tomorrow Post-Retirement Fund.

           (c) The Registrant undertakes to deliver, or cause to be delivered with the each prospectus, to each person to whom such prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in each prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement (which meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 23rd day of April, 1997.

                                     TOMORROW FUNDS RETIREMENT TRUST



                                     /s/ Roger J. Weiss
                                     Roger J. Weiss, President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      Signature                           Title
      ---------                           -----


Roger J. Weiss*                         Chairman of the Board,  )
--------------                          Trustee and President   )
Roger J. Weiss                          (Principal Executive    )
                                        Officer)                )
                                                                )
Raymond R. Herrmann, Jr.*               Trustee                 )
-------------------------
Raymond R. Herrmann, Jr.                                        ) April 23, 1997
                                                                )
                                                                )
                                                                )
Lawrence J. Israel*                     Trustee                 )
Lawrence J. Israel                                              )
                                                                )
                                                                )
                                                                )
Harvey E. Sampson*                      Trustee                 )
Harvey E. Sampson                                               )
                                                                )
                                                                )
                                                                )

Francis H. Powers*                      Executive Vice President )
Francis H. Powers                       and Treasurer (Principal )
                                        Financial and Accounting )
                                        Officer)                 )

----------------


*By:/s/ Jay C. Nadel                    April 23, 1997
    --------------------
    Jay C. Nadel
    Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------
Exhibit
Number            Document Title
------            --------------

  11.             Consent of Independent Public Accountants.

  27.(a)          Financial Data Schedule of Tomorrow Long-Term Retirement
                  Fund.

  27.(b)          Financial Data Schedule of Tomorrow Medium-Term Retirement
                  Fund.

  27.(c)          Financial Data Schedule of Tomorrow Short-Term Retirement
                  Fund.

  27.(d)          Financial Data Schedule of Core Large-Cap Stock Fund.

  27.(e)          Financial Data Schedule of Core Small-Cap Stock Fund.